                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------


                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


(Name and Address of Agent for Service)             Copy to:

Ryan M. Louvar, Esq.                                W. John McGuire, Esq.
Vice President and Senior Counsel                   Morgan, Lewis & Bochius LLP
State Street Bank and Trust Company                 1111 Pennsylvania Ave., NW
One Lincoln Street/CPH0326                          Washington, DC 20004
Boston, MA 02111


Registrant's telephone number, including area code: (866) 787-2257
                                                    --------------
Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 2.2%
BE Aerospace, Inc. (a)......             345   $      5,461
Boeing Co. .................           7,136        409,250
Ceradyne, Inc. (a)..........             335         12,281
DRS Technologies, Inc. .....             414         31,775
General Dynamics Corp. .....           3,076        226,455
Goodrich Corp. .............           1,914         79,623
Honeywell International,
  Inc. .....................           7,211        299,617
L-3 Communications Holdings,
  Inc. (b)..................           1,401        137,746
Lockheed Martin Corp. ......           3,166        347,215
Northrop Grumman Corp. .....           2,971        179,864
PepperBall Technologies,
  Inc. (a)..................             257            321
Precision Castparts Corp. ..           1,136         89,494
Raytheon Co. ...............           4,873        260,754
Rockwell Collins, Inc. .....           2,223        106,904
Taser International, Inc.
  (a)(b)....................             634          4,533
United Technologies Corp. ..           8,129        488,228
                                               ------------
                                                  2,679,521
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide,
  Inc. (b)..................           1,482         75,523
Expeditors International
  Washington, Inc. .........           3,512        122,358
FedEx Corp. (b).............           2,918        230,639
Forward Air Corp. (b).......           2,310         62,901
United Parcel Service, Inc.
  (Class B) (b).............           5,639        354,637
                                               ------------
                                                    846,058
                                               ------------
AIRLINES -- 0.1%
AMR Corp. (a)(b)............           3,264         32,052
Continental Airlines, Inc.
  (Class B) (a)(b)..........           1,054         17,581
JetBlue Airways Corp.
  (a)(b)....................           3,399         16,825
Pinnacle Airlines Corp.
  (a).......................             242            963
Southwest Airlines Co. (b)..           7,375        107,011
UAL Corp. (b)...............           1,120          9,845
                                               ------------
                                                    184,277
                                               ------------
AUTO COMPONENTS -- 0.3%
American Axle &
  Manufacturing Holdings,
  Inc. (b)..................             676          3,623
Gentex Corp. (b)............           3,603         51,523
Johnson Controls, Inc. (b)..           6,401        194,142
Lear Corp. (a)(b)...........           1,441         15,131
Modine Manufacturing Co.
  (b).......................           2,129         30,828
Proliance International,
  Inc. (a)(b)...............           3,108          2,331
The Goodyear Tire & Rubber
  Co. (a)(b)................           3,384         51,809
WABCO Holdings, Inc. .......             662         23,528
                                               ------------
                                                    372,915
                                               ------------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).......          18,901         98,285
General Motors Corp. (b)....           5,745         54,290
Harley-Davidson, Inc. (b)...           2,975        110,968
Thor Industries, Inc. (b)...             357          8,861
                                               ------------
                                                    272,404
                                               ------------
BEVERAGES -- 2.3%
Anheuser-Busch Cos., Inc. ..           6,432        417,308
Coca-Cola Enterprises,
  Inc. .....................           3,859         64,715
Constellation Brands, Inc.
  (Class A) (a)(b)..........           2,754         59,101
Hansen Natural Corp.
  (a)(b)....................             737         22,294
PepsiCo, Inc. ..............          15,368      1,095,277
The Coca-Cola Co. ..........          20,243      1,070,450
The Pepsi Bottling Group,
  Inc. (b)..................           2,662         77,651
                                               ------------
                                                  2,806,796
                                               ------------
BIOTECHNOLOGY -- 2.3%
Acadia Pharmaceuticals, Inc.
  (a)(b)....................             256            686
Alfacell Corp. (a)(b).......           4,224          2,872
Amgen, Inc. (a).............          11,889        704,661
Amylin Pharmaceuticals, Inc.
  (a)(b)....................           1,381         27,924
AVI BioPharma, Inc. (a)(b)..           3,329          4,028
BioCryst Pharmaceuticals,
  Inc. (a)(b)...............             640          2,010
Biogen Idec, Inc. (a)(b)....           4,056        203,976
Celgene Corp. (a)...........           4,957        313,679
Cephalon, Inc. (a)(b).......           1,505        116,622
Chelsea Therapeutics
  International, Inc. (a)...           4,609         14,979
Cubist Pharmaceuticals, Inc.
  (a)(b)....................             613         13,627
CV Therapeutics, Inc.
  (a)(b)....................             200          2,160
Dynavax Technologies Corp.
  (a)(b)....................           1,792          2,598
Genentech, Inc. (a).........           4,514        400,301
Genzyme Corp. (a)...........           2,604        210,638
Gilead Sciences, Inc. (a)...           9,837        448,370
Human Genome Sciences, Inc.
  (a)(b)....................           4,163         26,435
ImClone Systems, Inc. (a)...           1,351         84,356
InterMune, Inc. (a)(b)......             317          5,424
Isis Pharmaceuticals, Inc.
  (a)(b)....................           1,004         16,958
Isolagen, Inc. (a)(b).......           7,810          5,936
Martek Biosciences Corp.
  (b).......................             246          7,729
Medarex, Inc. (a)(b)........             280          1,812
Neurocrine Biosciences, Inc.
  (a)(b)....................           1,323          6,205
Novavax, Inc. (a)(b)........           2,432          7,053
Onyx Pharmaceuticals, Inc.
  (a)(b)....................             491         17,764
OSI Pharmaceuticals, Inc.
  (a)(b)....................             757         37,313
PDL BioPharma, Inc. (b).....           1,334         12,420
SIGA Technologies, Inc.
  (a)(b)....................           5,377         20,164
StemCells, Inc. (a)(b)......           3,621          3,730
Threshold Pharmaceuticals,
  Inc. (a)..................              77            100
Vanda Pharmaceuticals, Inc.
  (a)(b)....................             191            187
Vertex Pharmaceuticals, Inc.
  (a).......................           1,399         46,503
                                               ------------
                                                  2,769,220
                                               ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b).............           4,030         72,298
Quanex Building Products
  Corp. (b).................             384          5,852
Simpson Manufacturing Co.,
  Inc. (b)..................             350          9,482
USG Corp. (a)(b)............             713         18,253
                                               ------------
                                                    105,885
                                               ------------
CAPITAL MARKETS -- 2.4%
Ameriprise Financial,
  Inc. .....................           2,109         80,564
E*TRADE Financial Corp.
  (a)(b)....................           5,821         16,299
Franklin Resources, Inc. ...           1,580        139,245
International Assets Holding
  Corp. (a)(b)..............           1,792         43,205

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Invesco, Ltd. (b)...........           3,617   $     75,885
Janus Capital Group, Inc.
  (b).......................           4,208        102,170
Legg Mason, Inc. (b)........           1,866         71,020
Merrill Lynch & Co., Inc. ..          10,379        262,589
Morgan Stanley..............          10,051        231,173
Northern Trust Corp. .......           2,400        173,280
SEI Investments Co. ........           3,810         84,582
State Street Corp. (c)......           3,404        193,619
T. Rowe Price Group, Inc. ..           2,312        124,178
TD Ameritrade Holding Corp.
  (a)(b)....................           2,691         43,594
The Bank of New York Mellon
  Corp. ....................          11,244        366,329
The Charles Schwab Corp. ...          12,638        328,588
The Goldman Sachs Group,
  Inc. .....................           4,003        512,384
Waddell & Reed Financial,
  Inc. (Class A)............           2,989         73,978
                                               ------------
                                                  2,922,682
                                               ------------
CHEMICALS -- 1.9%
Air Products & Chemicals,
  Inc. .....................           2,326        159,308
Ashland, Inc. ..............           1,086         31,755
Cabot Corp. (b).............             511         16,240
CF Industries Holdings,
  Inc. .....................             237         21,676
Chemtura Corp. .............           3,247         14,806
E. I. du Pont de Nemours &
  Co. ......................           9,074        365,682
Eastman Chemical Co. (b)....           1,352         74,441
Ecolab, Inc. ...............           2,766        134,206
Monsanto Co. ...............           5,574        551,715
Nalco Holding Co. (b).......             768         14,239
PPG Industries, Inc. .......           1,959        114,249
Praxair, Inc. ..............           3,546        254,390
Rohm & Haas Co. ............           2,003        140,210
Sigma-Aldrich Corp. (b).....             934         48,960
Terra Industries, Inc. (b)..           1,047         30,782
The Dow Chemical Co. .......           9,066        288,117
The Mosaic Co. .............           1,458         99,173
                                               ------------
                                                  2,359,949
                                               ------------
COMMERCIAL BANKS -- 3.2%
Arrow Financial Corp. (b)...           2,757         81,083
Bank of Hawaii Corp. .......             511         27,313
BB&T Corp. (b)..............           4,840        182,952
Capitol Bancorp, Ltd. (b)...           1,967         38,337
Cathay General Bancorp (b)..             384          9,139
Citizens Republic Bancorp,
  Inc. (b)..................           2,880          8,870
Columbia Banking System,
  Inc. .....................           2,804         49,715
Comerica, Inc. .............             788         25,838
CVB Financial Corp. (b).....           5,480         76,172
F.N.B. Corp. (b)............           5,266         84,151
Farmers Capital Bank
  Corp. ....................           2,309         62,389
Fifth Third Bancorp (b).....           4,399         52,348
First Bancorp- North
  Carolina (b)..............           1,647         28,164
First Commonwealth Financial
  Corp. (b).................           6,673         89,885
First Merchants Corp. (b)...           3,150         71,820
Horizon Financial Corp.
  (b).......................           2,286         20,757
Huntington Bancshares, Inc.
  (b).......................             898          7,175
Independent Bank Corp.--
  Massachusetts (b).........           2,179         67,919
Integra Bank Corp. (b)......           2,056         16,407
International Bancshares
  Corp. ....................             563         15,201
Keycorp.....................           3,638         43,438
Lakeland Financial Corp.
  (b).......................           3,819         83,865
M&T Bank Corp. (b)..........             768         68,544
Marshall & Ilsley Corp.
  (b).......................           1,250         25,187
National City Corp. (b).....           5,143          9,000
National Penn Bancshares,
  Inc. (b)..................           6,742         98,433
Old National Bancorp (b)....             640         12,813
PacWest Bancorp (b).........           1,174         33,565
PNC Financial Services
  Group, Inc. ..............           3,068        229,180
Popular, Inc. (b)...........           2,305         19,108
Regions Financial Corp.
  (b).......................           7,635         73,296
Renasant Corp. (b)..........           3,670         79,676
Sandy Spring Bancorp, Inc.
  (b).......................           2,207         48,775
Simmons First National Corp.
  (b).......................           2,390         85,084
StellarOne Corp. (b)........           4,465         92,292
SunTrust Banks, Inc. (b)....           2,923        131,506
Susquehanna Bancshares, Inc.
  (b).......................           3,861         75,367
Synovus Financial Corp.
  (b).......................             934          9,667
The Colonial BancGroup, Inc.
  (b).......................           1,230          9,668
Trustmark Corp. (b).........             465          9,644
U.S. Bancorp (b)............          14,919        537,382
UCBH Holdings, Inc. (b).....           3,259         20,890
Umpqua Holdings Corp. (b)...           3,358         49,396
United Bankshares, Inc.
  (b).......................             350         12,250
United Community Banks, Inc.
  (b).......................           2,396         31,775
Wachovia Corp. .............          17,852         62,482
Wells Fargo & Co. ..........          26,224        984,187
Zions Bancorp (b)...........             511         19,776
                                               ------------
                                                  3,971,881
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
ACCO Brands Corp. (a)(b)....             386          2,910
Avery Dennison Corp. .......           1,573         69,967
Cintas Corp. ...............           2,153         61,813
Courier Corp. ..............           1,862         37,910
Covanta Holding Corp. (a)...           1,257         30,093
Ennis, Inc. ................           3,707         57,310
Herman Miller, Inc. (b).....           2,028         49,625
Iron Mountain, Inc. (a)(b)..           3,161         77,160
Kimball International, Inc.
  (Class B) (b).............           3,699         39,949
Pitney Bowes, Inc. (b)......           2,598         86,410
R.R. Donnelley & Sons Co. ..           3,294         80,802
Waste Connections, Inc.
  (a)(b)....................             525         18,008
Waste Management, Inc. .....           5,625        177,131
                                               ------------
                                                    789,088
                                               ------------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)..............          12,239         28,517
ADC Telecommunications, Inc.
  (a)(b)....................           2,387         20,170
Arris Group, Inc. (a)(b)....             495          3,826
Avocent Corp. (a)(b)........             511         10,455
Brocade Communications
  Systems, Inc. (a).........           2,305         13,415
CIENA Corp. (a)(b)..........           2,299         23,174
Cisco Systems, Inc. (a).....          59,033      1,331,785
CommScope, Inc. (a)(b)......             117          4,053
Comtech Telecommunications
  Corp. (a)(b)..............              63          3,102
Corning, Inc. ..............          15,400        240,856
EchoStar Corp. (Class A)
  (a)(b)....................             639         15,400
Finisar Corp. (a)(b)........           3,842          3,880
Foundry Networks, Inc. (a)..           1,521         27,697
Harmonic, Inc. (a)..........           1,472         12,438

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Harris Corp. ...............           2,208   $    102,010
InterDigital, Inc. (a)(b)...             246          5,916
JDS Uniphase Corp. (a)(b)...           3,304         27,952
Juniper Networks, Inc.
  (a)(b)....................           6,653        140,179
Motorola, Inc. .............          23,005        164,256
MRV Communications, Inc.
  (a)(b)....................           4,482          5,244
Occam Networks, Inc. (a)....             892          3,568
Phazar Corp. (a)(b).........             894          2,414
Plantronics, Inc. (b).......             511         11,508
Polycom, Inc. (a)(b)........           1,133         26,206
Proxim Wireless Corp. (a)...           6,914          2,627
QUALCOMM, Inc. .............          16,039        689,196
Relm Wireless Corp. ........             126            183
Tellabs, Inc. (a)(b)........           6,566         26,658
                                               ------------
                                                  2,946,685
                                               ------------
COMPUTERS & PERIPHERALS -- 4.2%
Apple, Inc. (a).............           8,705        989,410
Avid Technology, Inc.
  (a)(b)....................             857         20,619
Dell, Inc. (a)..............          20,466        337,280
EMC Corp. (a)(b)............          23,899        285,832
Hewlett-Packard Co. (b).....          27,578      1,275,207
Icad, Inc. (a)..............           4,610         14,706
International Business
  Machines Corp. ...........          14,912      1,744,107
Interphase Corp. (a)(b).....           1,026          2,955
Lexmark International, Inc.
  (a)(b)....................           1,085         35,338
NCR Corp. (a)(b)............           2,398         52,876
NetApp, Inc. (a)(b).........           4,194         76,457
Novatel Wireless, Inc.
  (a)(b)....................             953          5,775
Palm, Inc. (b)..............             768          4,585
QLogic Corp. (a)(b).........           3,059         46,986
SanDisk Corp. (a)(b)........           3,634         71,045
Seagate Technology..........           5,217         63,230
Sun Microsystems, Inc.
  (a)(b)....................           8,631         65,596
Teradata Corp. (a)..........           2,188         42,666
Western Digital Corp.
  (a)(b)....................           3,056         65,154
                                               ------------
                                                  5,199,824
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.3%
EMCOR Group, Inc. (a)(b)....             512         13,476
Fluor Corp. (b).............           2,370        132,009
Foster Wheeler, Ltd. (a)....           1,615         58,318
Jacobs Engineering Group,
  Inc. (a)..................           2,375        128,986
KBR, Inc. ..................           1,472         22,477
Quanta Services, Inc.
  (a)(b)....................           1,777         47,997
URS Corp. (a)...............             687         25,192
                                               ------------
                                                    428,455
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. (b)...             384          8,590
Headwaters, Inc. (a)(b).....             384          5,126
Martin Marietta Materials,
  Inc. (b)..................             608         68,084
Vulcan Materials Co. (b)....           1,199         89,326
                                               ------------
                                                    171,126
                                               ------------
CONSUMER FINANCE -- 0.6%
American Express Co. (b)....          10,336        366,204
AmeriCredit Corp. (a)(b)....           2,410         24,413
Capital One Financial Corp.
  (b).......................           4,592        234,192
Discover Financial
  Services(b)...............           4,700         64,954
SLM Corp. (a)...............           5,432         67,031
The First Marblehead Corp.
  (b).......................             246            613
                                               ------------
                                                    757,407
                                               ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)....           3,146         69,873
Myers Industries, Inc. (b)..             350          4,413
Owens-Illinois, Inc. (a)....           2,475         72,765
Pactiv Corp. (a)(b).........           3,028         75,185
Sealed Air Corp. (b)........           2,995         65,860
Smurfit-Stone Container
  Corp. (a)(b)..............           4,634         21,780
Temple-Inland, Inc. (b).....           1,491         22,753
                                               ------------
                                                    332,629
                                               ------------
DISTRIBUTORS -- 0.0% (D)
Genuine Parts Co. ..........             640         25,734
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a)(b)...           1,726        102,352
Career Education Corp. (a)..           1,675         27,386
H&R Block, Inc. (b).........           3,266         74,302
ITT Educational Services,
  Inc. (a)(b)...............           1,061         85,846
Service Corp.
  International.............           6,962         58,202
Sotheby's (b)...............             706         14,162
Strayer Education, Inc.
  (b).......................             116         23,230
                                               ------------
                                                    385,480
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.8%
Bank of America Corp. ......          43,833      1,534,155
CIT Group, Inc. (b).........           2,885         20,080
Citigroup, Inc. ............          50,150      1,028,576
CME Group, Inc. ............             353        131,143
Intercontinental Exchange,
  Inc. (a)(b)...............             842         67,933
JPMorgan Chase & Co. .......          32,542      1,519,711
Leucadia National Corp.
  (b).......................           3,044        138,319
Moody's Corp. (b)...........           2,922         99,348
NYSE Euronext...............           3,106        121,693
PHH Corp. (a)(b)............             693          9,210
The Nasdaq OMX Group, Inc.
  (a)(b)....................           1,756         53,681
                                               ------------
                                                  4,723,849
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
AT&T, Inc. .................          56,943      1,589,848
Cbeyond, Inc. (a)(b)........              26            374
CenturyTel, Inc. ...........           1,152         42,221
Cogent Communications Group,
  Inc. (a)(b)...............           1,792         13,834
Embarq Corp. ...............           1,265         51,296
FairPoint Communications,
  Inc. (b)..................             477          4,136
Fibernet Telecom Group, Inc.
  (a)(b)....................           2,817         25,353
Frontier Communications
  Corp. (b).................           6,168         70,932
Level 3 Communications, Inc.
  (a)(b)....................           8,967         24,211
Qwest Communications
  International, Inc. (b)...          20,183         65,191
SureWest Communications.....           1,826         18,625
tw telecom, inc. (a)(b).....             976         10,141
Verizon Communications,
  Inc. .....................          25,299        811,845
Windstream Corp. (b)........           2,879         31,496
                                               ------------
                                                  2,759,503
                                               ------------
ELECTRIC UTILITIES -- 1.9%
Allegheny Energy, Inc. (b)..           2,518         92,587
American Electric Power Co.,
  Inc. .....................           4,107        152,082

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Central Vermont Public
  Service Corp. (b).........           3,485   $     81,688
Duke Energy Corp. ..........           9,575        166,892
Edison International........           3,450        137,655
Entergy Corp. ..............           2,057        183,094
Exelon Corp. ...............           6,578        411,914
FirstEnergy Corp. (b).......           3,200        214,368
FPL Group, Inc. ............           3,678        185,003
MGE Energy, Inc. (b)........           2,156         76,646
Northeast Utilities.........             950         24,368
Pepco Holdings, Inc. (b)....           4,281         98,078
Pinnacle West Capital Corp.
  (b).......................             212          7,295
PPL Corp. (b)...............           4,504        166,738
Progress Energy, Inc. (b)...           1,946         83,931
The Southern Co. (b)........           6,059        228,364
                                               ------------
                                                  2,310,703
                                               ------------
ELECTRICAL EQUIPMENT -- 0.7%
BTU International, Inc.
  (a)(b)....................             256          2,253
Capstone Turbine Corp.
  (a)(b)....................           5,377          6,936
Cooper Industries, Ltd.
  (b).......................           2,645        105,668
Emerson Electric Co. .......           7,751        316,163
Evergreen Solar, Inc.
  (a)(b)....................             580          3,201
First Solar, Inc. (a)(b)....             269         50,817
GrafTech International, Ltd.
  (a).......................           1,419         21,441
Hubbell, Inc. (Class B)(b)..           1,434         50,262
PowerSecure International,
  Inc. (a)(b)...............           2,051         12,429
Rockwell Automation, Inc. ..           1,967         73,448
Roper Industries, Inc. (b)..           1,683         95,864
SunPower Corp. (Class A)
  (a)(b)....................             428         30,358
SunPower Corp. (Class B)
  (a).......................             472         32,591
                                               ------------
                                                    801,431
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.6%
Agilent Technologies, Inc.
  (a)(b)....................           4,414        130,919
American Technology Corp.
  (a).......................           2,690          1,479
Amphenol Corp. (Class A)
  (b).......................           2,970        119,216
Arrow Electronics, Inc.
  (a).......................           2,338         61,302
Avnet, Inc. (a).............           2,690         66,255
Benchmark Electronics, Inc.
  (a).......................             226          3,182
Itron, Inc. (a)(b)..........             122         10,801
Jabil Circuit, Inc. (b).....           2,576         24,575
Lightpath Technologies, Inc.
  (a)(b)....................           5,249          7,768
Lumera Corp. (a)............           2,050            820
Mechanical Technology, Inc.
  (a)(b)....................             512            922
Molex, Inc. (b).............           2,509         56,327
National Instruments Corp.
  (b).......................             511         15,356
RAE Systems, Inc. (a)(b)....           2,943          4,974
Sanmina-SCI Corp. (a)(b)....           9,597         13,436
Superconductor Technologies,
  Inc. (a)..................             116            154
Tech Data Corp. (a).........             224          6,686
Trimble Navigation, Ltd.
  (a)(b)....................           2,466         63,771
Tyco Electronics, Ltd. .....           4,347        120,238
Vishay Intertechnology, Inc.
  (a).......................           3,750         24,825
                                               ------------
                                                    733,006
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Baker Hughes, Inc. .........           2,943        178,169
BJ Services Co. (b).........           3,658         69,978
Bronco Drilling Co., Inc.
  (a).......................             299          3,056
Cal Dive International, Inc.
  (a)(b)....................             229          2,427
Cameron International Corp.
  (a)(b)....................           2,223         85,674
Diamond Offshore Drilling,
  Inc. (b)..................             511         52,664
ENSCO International, Inc.
  (b).......................           2,212        127,478
Exterran Holdings, Inc.
  (a)(b)....................             256          8,182
FMC Technologies, Inc.
  (a)(b)....................           1,350         62,842
Global Industries, Ltd.
  (a)(b)....................             260          1,804
Grey Wolf, Inc. (a)(b)......           7,625         59,323
Halliburton Co. (b).........           9,976        323,123
Helmerich & Payne, Inc.
  (b).......................             768         33,170
Matrix Service Co. (a)(b)...             190          3,629
Nabors Industries, Ltd.
  (a).......................           3,501         87,245
National-Oilwell Varco, Inc.
  (a).......................           5,339        268,178
Noble Corp. ................           3,288        144,343
Omni Energy Services Corp.
  (a)(b)....................           5,120         16,486
Patterson-UTI Energy, Inc.
  (b).......................           2,752         55,095
Pride International, Inc.
  (a).......................           1,408         41,691
Rowan Cos., Inc. (b)........           2,296         70,143
Schlumberger, Ltd. (b)......          11,495        897,645
Smith International, Inc. ..             985         57,760
Superior Energy Services,
  Inc. (a)(b)...............           2,933         91,334
TGC Industries, Inc. (a)....           3,478         18,294
Tidewater, Inc. ............             465         25,742
Transocean, Inc. (a)(b).....           3,401        373,566
Weatherford International,
  Ltd. (a)(b)...............           5,895        148,200
                                               ------------
                                                  3,307,241
                                               ------------
FOOD & STAPLES RETAILING -- 2.4%
Costco Wholesale Corp. (b)..           4,716        306,210
CVS Caremark Corp. (b)......          15,647        526,678
Safeway, Inc. (b)...........           4,898        116,181
SUPERVALU, Inc. (b).........           2,696         58,503
Sysco Corp. (b).............           6,475        199,624
The Kroger Co. .............           7,043        193,542
Wal-Mart Stores, Inc. ......          20,772      1,244,035
Walgreen Co. ...............           8,667        268,330
Whole Foods Market, Inc.
  (b).......................           1,286         25,759
                                               ------------
                                                  2,938,862
                                               ------------
FOOD PRODUCTS -- 1.7%
Archer-Daniels-Midland Co.
  (b).......................           6,830        149,645
Bunge, Ltd. (b).............           1,545         97,613
Campbell Soup Co. ..........           3,308        127,689
ConAgra Foods, Inc. (b).....           5,970        116,176
Dean Foods Co. (a)(b).......           2,349         54,873
Del Monte Foods Co. ........           6,224         48,547
Flowers Foods, Inc. (b).....           4,069        119,466
General Mills, Inc. ........           3,550        243,956
H.J. Heinz Co. .............           3,851        192,434
Kellogg Co. ................           1,919        107,656
Kraft Foods, Inc. ..........          14,108        462,037
McCormick & Co., Inc. ......           1,152         44,294
Pilgrim's Pride Corp. (b)...             384            956
Sanderson Farms, Inc. (b)...             122          4,482
Sara Lee Corp. (b)..........           8,529        107,721
The Hershey Co. (b).........           1,807         71,449
The J.M. Smucker Co. .......             511         25,903
TreeHouse Foods, Inc. (a)...             428         12,712
Tyson Foods, Inc. (Class
  A)........................           3,863         46,124
Wm. Wrigley Jr. Co. ........           1,094         86,864
                                               ------------
                                                  2,120,597
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
GAS UTILITIES -- 0.3%
Chesapeake Utilities Corp.
  (b).......................           2,464   $     81,830
EnergySouth, Inc. (b).......           2,804        172,250
Questar Corp. ..............           1,470         60,152
                                               ------------
                                                    314,232
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Advanced Medical Optics,
  Inc. (a)(b)...............           1,419         25,230
Align Technology, Inc.
  (a)(b)....................             215          2,328
American Medical Systems
  Holdings, Inc. (a)(b).....             122          2,167
Angeion Corp. (a)(b)........           2,177         10,798
Baxter International,
  Inc. .....................           6,068        398,243
Becton, Dickinson & Co. ....           2,526        202,737
Boston Scientific Corp.
  (a).......................          11,287        138,491
C.R. Bard, Inc. (b).........           1,320        125,228
Cambridge Heart, Inc. (a)...           8,317          1,289
Covidien, Ltd. .............           4,641        249,500
Edwards Lifesciences Corp.
  (a)(b)....................           1,377         79,536
Hologic, Inc. (a)...........           4,314         83,390
Hospira, Inc. (a)...........           2,212         84,498
Insite Vision, Inc. (a).....           3,070          1,443
Intuitive Surgical, Inc.
  (a)(b)....................              20          4,820
Kinetic Concepts, Inc.
  (a)(b)....................             915         26,160
Medtronic, Inc. (b).........          10,744        538,274
St. Jude Medical, Inc. (a)..           3,512        152,737
Stryker Corp. (b)...........           2,695        167,899
Varian Medical Systems, Inc.
  (a).......................           1,841        105,176
Zimmer Holdings, Inc. (a)...           2,250        145,260
                                               ------------
                                                  2,545,204
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Aetna, Inc. ................           5,879        212,291
AmerisourceBergen Corp. ....           2,799        105,382
Cardinal Health, Inc. ......           4,391        216,388
CIGNA Corp. ................           3,795        128,954
Coventry Health Care, Inc.
  (a).......................           1,928         62,756
DaVita, Inc. (a)............           1,449         82,608
Express Scripts, Inc. (Class
  A) (a)....................           3,369        248,700
Health Management
  Associates, Inc. (Class A)
  (a).......................           2,976         12,380
Health Net, Inc. (a)........           1,938         45,737
Healthsouth Corp. (a)(b)....             246          4,534
Healthways, Inc. (a)........             256          4,129
Henry Schein, Inc. (a)(b)...           1,715         92,336
Humana, Inc. (a)............           2,022         83,306
Laboratory Corp. of America
  Holdings (a)(b)...........           1,718        119,401
Lincare Holdings, Inc.
  (a)(b)....................           1,590         47,843
McKesson Corp. .............           3,175        170,847
Medco Health Solutions, Inc.
  (a).......................           5,858        263,610
Omnicare, Inc. (b)..........           1,665         47,902
Patterson Cos., Inc.
  (a)(b)....................           1,667         50,693
PharMerica Corp. (a)........             234          5,263
Psychiatric Solutions, Inc.
  (a)(b)....................             384         14,573
Quest Diagnostics, Inc. ....           1,358         70,168
Tenet Healthcare Corp.
  (a)(b)....................           6,087         33,783
UnitedHealth Group, Inc. ...          12,161        308,768
VCA Antech, Inc. (a)........           1,760         51,867
WellCare Health Plans, Inc.
  (a)(b)....................             224          8,064
WellPoint, Inc. (a).........           5,448        254,803
                                               ------------
                                                  2,747,086
                                               ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)(b)...........           2,267         25,912
IMS Health, Inc. ...........           3,551         67,149
                                               ------------
                                                     93,061
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Bob Evans Farms, Inc. (b)...           2,909         79,387
Brinker International, Inc.
  (b).......................           1,056         18,892
Carnival Corp. (b)..........           4,233        149,636
Darden Restaurants, Inc. ...           2,190         62,700
Gaylord Entertainment Co.
  (a)(b)....................             384         11,278
International Game
  Technology(b).............           4,083         70,146
Interval Leisure Group, Inc.
  (a)(b)....................             571          5,938
Las Vegas Sands Corp.
  (a)(b)....................           1,264         45,643
Marriott International, Inc.
  (Class A) (b).............           3,911        102,038
McDonald's Corp. ...........          11,669        719,977
MGM Mirage, Inc. (a)(b).....           1,534         43,719
Orient-Express Hotels, Ltd.
  (Class A) (b).............             276          6,660
Panera Bread Co. (Class A)
  (a)(b)....................             256         13,030
Penn National Gaming, Inc.
  (a).......................             856         22,744
Ruby Tuesday, Inc. (a)(b)...             640          3,706
Scientific Games Corp.
  (Class A)(a)(b)...........           2,029         46,708
Starbucks Corp. (a)(b)......           7,421        110,350
Starwood Hotels & Resorts
  Worldwide, Inc. (b).......           2,256         63,484
The Cheesecake Factory, Inc.
  (a)(b)....................           2,173         31,769
The Steak n Shake Co.
  (a)(b)....................           2,681         23,271
Wendy's/Arby's Group, Inc.
  (b).......................           5,962         31,360
Wyndham Worldwide Corp.
  (b).......................           1,986         31,200
Wynn Resorts, Ltd. (b)......           1,106         90,294
Yum! Brands, Inc. ..........           5,762        187,899
                                               ------------
                                                  1,971,829
                                               ------------
HOUSEHOLD DURABLES -- 0.8%
American Greetings Corp.
  (Class A) (b).............           2,125         32,491
Bassett Furniture
  Industries, Inc. (b)......           3,411         29,164
Beazer Homes USA, Inc.
  (a)(b)....................             935          5,591
Centex Corp. (b)............           3,590         58,158
D.R. Horton, Inc. (b).......           3,629         47,250
Fortune Brands, Inc. (b)....           1,521         87,245
Garmin, Ltd. (a)(b).........           1,401         47,550
Handheld Entertainment, Inc.
  (a).......................             350             42
Harman International
  Industries, Inc. (b)......             915         31,174
Hovnanian Enterprises, Inc.
  (a)(b)....................             396          3,164
Jarden Corp. (a)(b).........              52          1,219
KB HOME(b)..................           2,150         42,312
Leggett & Platt, Inc. (b)...           2,911         63,431
Lennar Corp. (Class A)(b)...           2,372         36,031
Mohawk Industries, Inc.
  (a)(b)....................             511         34,436
National Presto Industries,
  Inc. (b)..................             452         33,674
Newell Rubbermaid, Inc. ....           3,984         68,764
NVR, Inc. (a)(b)............              87         49,764
Pulte Homes, Inc. (b).......           4,206         58,758
Ryland Group, Inc. (b)......             829         21,985
The Black & Decker Corp.
  (b).......................           1,024         62,208
Toll Brothers, Inc. (a)(b)..           1,679         42,361
Whirlpool Corp. (b).........             917         72,709
                                               ------------
                                                    929,481
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc. ..           1,802   $    111,886
Colgate-Palmolive Co. (b)...           4,915        370,345
Energizer Holdings, Inc.
  (a)(b)....................           1,205         97,063
Kimberly-Clark Corp. .......           4,055        262,926
Procter & Gamble Co. .......          29,929      2,085,752
The Clorox Co. (b)..........           1,362         85,384
                                               ------------
                                                  3,013,356
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Constellation Energy Group,
  Inc. (b)..................           2,061         50,082
Mirant Corp. (a)............           2,552         46,676
NRG Energy, Inc. (a)........           3,542         87,665
Reliant Energy, Inc.
  (a)(b)....................           5,181         38,080
The AES Corp. (a)...........           7,442         86,997
                                               ------------
                                                    309,500
                                               ------------
INDUSTRIAL CONGLOMERATES -- 2.6%
3M Co. .....................           6,223        425,093
General Electric Co. .......          95,944      2,446,572
McDermott International,
  Inc. (a)..................           2,979         76,113
Textron, Inc. ..............           2,666         78,061
Tyco International, Ltd. ...           4,495        157,415
                                               ------------
                                                  3,183,254
                                               ------------
INSURANCE -- 3.7%
AFLAC, Inc. ................           5,067        297,686
AMBAC Financial Group, Inc.
  (b).......................           1,401          3,264
American International
  Group, Inc. (b)...........          21,845         72,744
AON Corp. ..................           3,531        158,754
Assurant, Inc. .............           2,315        127,325
Berkshire Hathaway, Inc.
  (Class A) (a)(b)..........               7        914,200
Chubb Corp. ................           3,821        209,773
Cincinnati Financial Corp.
  (b).......................           1,446         41,124
Everest Re Group, Ltd. .....             616         53,303
Fidelity National Financial,
  Inc. .....................           2,869         42,174
Genworth Financial, Inc.
  (Class A).................           3,490         30,049
Hartford Financial Services
  Group, Inc. ..............           2,813        115,305
IPC Holdings, Ltd. .........           1,112         33,594
Lincoln National Corp. (b)..           2,741        117,342
Loews Corp. ................           4,958        195,791
Marsh & McLennan Cos.,
  Inc. .....................           4,777        151,718
MBIA, Inc. (b)..............           1,767         21,027
MetLife, Inc. (b)...........           4,169        233,464
PartnerRe, Ltd. (b).........             205         13,959
Philadelphia Consolidated
  Holding Co. (a)...........             384         22,491
Principal Financial Group,
  Inc. (b)..................           3,213        139,733
ProAssurance Corp. (a)......           1,404         78,624
Prudential Financial,
  Inc. .....................           4,925        354,600
Reinsurance Group of
  America, Inc. (Class A)
  (b).......................             384         20,736
Reinsurance Group of
  America, Inc. (Class B)
  (a)(b)....................             192          9,105
RenaissanceRe Holdings,
  Ltd. .....................             707         36,764
Selective Insurance Group,
  Inc. (b)..................           3,132         71,786
The Allstate Corp. .........           6,233        287,466
The Hanover Insurance Group,
  Inc. .....................           1,147         52,211
The Phoenix Cos., Inc. .....           4,650         42,966
The Progressive Corp. ......           6,501        113,117
The Travelers Cos., Inc. ...           6,162        278,522
Torchmark Corp. (b).........             465         27,807
Transatlantic Holdings,
  Inc. .....................             234         12,718
Unum Group..................           4,440        111,444
WR Berkley Corp. ...........             584         13,753
XL Capital, Ltd. (Class A)
  (b).......................           1,314         23,573
                                               ------------
                                                  4,530,012
                                               ------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)(b).....           3,589        261,135
Expedia, Inc. (a)(b)........           2,856         43,154
HSN, Inc. (a)(b)............             571          6,287
Liberty Media Holding
  Corp. -- Interactive
  (Series A) (a)(b).........           6,525         84,238
Ticketmaster (a)(b).........             571          6,127
                                               ------------
                                                    400,941
                                               ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc.
  (a)(b)....................           2,961         51,640
Art Technology Group, Inc.
  (a).......................           3,713         13,070
EarthLink, Inc. (a)(b)......           5,044         42,874
eBay, Inc. (a)..............          10,147        227,090
EDGAR Online, Inc. (a)(b)...             386            907
Equinix, Inc. (a)(b)........             277         19,241
Google, Inc. (Class A) (a)..           2,262        905,976
IAC/InterActiveCorp (a).....           1,428         24,704
Internap Network Services
  Corp. (a)(b)..............           2,990         10,405
Local.com Corp. (a)(b)......           3,199          7,262
Move, Inc. (a)(b)...........           1,152          2,442
Napster, Inc. (a)(b)........             382            997
NaviSite, Inc. (a)(b).......           4,352          8,704
Quepasa Corp. (a)(b)........           3,971         12,270
Terremark Worldwide, Inc.
  (a)(b)....................           2,102         14,441
VeriSign, Inc. (a)(b).......           2,951         76,962
Websense, Inc. (a)(b).......             465         10,393
Yahoo!, Inc. (a)(b).........          11,097        191,978
                                               ------------
                                                  1,621,356
                                               ------------
IT SERVICES -- 1.3%
Accenture, Ltd. (Class A)...           4,189        159,182
Affiliated Computer
  Services, Inc. (a)(b).....           1,523         77,109
Alliance Data Systems Corp.
  (a)(b)....................             670         42,465
Automatic Data Processing,
  Inc. (b)..................           5,461        233,458
Broadridge Financial
  Solutions, Inc. ..........           1,363         20,977
Cognizant Technology
  Solutions Corp. (a)(b)....           3,439         78,512
Computer Sciences Corp.
  (a).......................           2,237         89,905
Digital Angel Corp. (a)(b)..           8,245          3,051
Fidelity National
  Information Services, Inc.
  (b).......................           2,937         54,217
Fiserv, Inc. (a)(b).........           2,387        112,953
Lender Processing Services,
  Inc. (b)..................           1,366         41,690
Mastercard, Inc. (b)........             804        142,573
Metavante Technologies, Inc.
  (a)(b)....................             342          6,587
Paychex, Inc. ..............           3,808        125,778
The Western Union Co. ......           6,687        164,968
Total System Services,
  Inc. .....................             453          7,429
Unisys Corp. (a)(b).........           6,302         17,331
Visa, Inc. (Class A) (b)....           2,927        179,689
                                               ------------
                                                  1,557,874
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Brunswick Corp. (b).........           1,698   $     21,717
Eastman Kodak Co. ..........           3,559         54,737
Hasbro, Inc. (b)............           3,429        119,055
Mattel, Inc. ...............           5,406         97,524
Pool Corp. (b)..............           1,635         38,145
                                               ------------
                                                    331,178
                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
Affymetrix, Inc. (a)(b).....           1,109          8,584
AMAG Pharmaceuticals, Inc.
  (a)(b)....................             204          7,901
Applera Corp -- Applied
  Biosystems Group..........           3,682        126,108
Charles River Laboratories
  International, Inc. (a)...             640         35,539
Covance, Inc. (a)(b)........             511         45,177
Invitrogen Corp. (a)(b).....           2,120         80,136
Medivation, Inc. (a)(b).....           2,559         67,711
Millipore Corp. (a)(b)......           1,122         77,194
Nektar Therapeutics (a)(b)..             768          2,757
PerkinElmer, Inc. ..........           2,915         72,788
Pure Bioscience (a)(b)......           8,959         28,131
Sequenom, Inc. (a)(b).......           2,819         75,042
Techne Corp. (a)(b).........           1,016         73,274
Thermo Fisher Scientific,
  Inc. (a)..................           3,836        210,980
Waters Corp. (a)............           1,506         87,619
                                               ------------
                                                    998,941
                                               ------------
MACHINERY -- 2.1%
AGCO Corp. (a)(b)...........             373         15,894
Caterpillar, Inc. (b).......           6,376        380,010
CLARCOR, Inc. (b)...........             511         19,393
Crane Co. (b)...............             511         15,182
Cummins, Inc. ..............           1,668         72,925
Danaher Corp. (b)...........           2,311        160,383
Deere & Co. ................           4,955        245,273
Donaldson Co., Inc. (b).....             463         19,404
Dover Corp. ................           1,822         73,882
Eaton Corp. (b).............           1,738         97,641
Federal Signal Corp. (b)....           3,640         49,868
Harsco Corp. ...............           2,237         83,194
IDEX Corp. .................           2,969         92,098
Illinois Tool Works, Inc.
  (b).......................           4,627        205,670
Ingersoll-Rand Co., Ltd.
  (Class A).................           4,153        129,449
ITT Corp. ..................           2,274        126,457
John Bean Technologies Corp.
  (a)(b)....................             291          3,684
Joy Global, Inc. ...........           2,408        108,697
Lincoln Electric Holdings,
  Inc. .....................             384         24,695
Oshkosh Truck Corp. (b).....             640          8,422
PACCAR, Inc. ...............           4,443        169,678
Pall Corp. .................           2,880         99,043
Parker-Hannifin Corp. ......           2,388        126,564
Pentair, Inc. (b)...........           1,681         58,112
SPX Corp. (b)...............           1,027         79,079
Terex Corp. (a).............           1,087         33,175
The Manitowoc Co., Inc.
  (b).......................           1,489         23,154
The Timken Co. .............           2,445         69,316
Watts Water Technologies,
  Inc. (b)..................           1,736         47,480
                                               ------------
                                                  2,637,822
                                               ------------
MEDIA -- 2.8%
Ascent Media Corp. (Class A)
  (a).......................             141          3,442
Cablevision Systems Corp.
  (Class A).................           2,844         71,555
CBS Corp. (b)...............           6,982        101,798
Charter Communications, Inc.
  (a)(b)....................           6,143          4,484
Citadel Broadcasting Corp.
  (a)(b)....................           1,433          1,118
Comcast Corp. (Class A).....          30,470        598,126
Discovery Communications,
  Inc. (Class A) (a)(b).....           1,419         20,221
Discovery Communications,
  Inc. (Class C) (a)(b).....           1,419         20,093
DISH Network Corp. (Class
  A)(a).....................           3,199         67,179
Gannett Co., Inc. (b).......           2,195         37,117
Idearc, Inc. (b)............           1,249          1,561
Journal Communications, Inc.
  (b).......................           3,725         18,178
Knology, Inc. (a)(b)........           2,559         20,651
Lamar Advertising Co.
  (a)(b)....................           1,282         39,601
Liberty Global, Inc. (Series
  A) (a)(b).................           4,255        128,927
Liberty Media
  Corp. -- Capital (Series
  A) (a)....................           1,305         17,461
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)............           5,224        130,443
Live Nation, Inc. (a)(b)....             712         11,584
LodgeNet Interactive Corp.
  (a)(b)....................             177            359
McClatchy Co. (Class A)
  (b).......................             246          1,082
News Corp. (Class A)........          22,560        270,494
Omnicom Group, Inc. (b).....           3,763        145,101
R.H. Donnelley Corp.
  (a)(b)....................             414            824
Scripps Networks
  Interactive, Inc. (Class
  A) (b)....................             714         25,925
Sirius XM Radio, Inc.
  (a)(b)....................          26,464         15,085
The DIRECTV Group, Inc.
  (a)(b)....................          10,301        269,577
The E.W. Scripps Co. (Class
  A) (b)....................             256          1,810
The Interpublic Group of
  Cos., Inc. (a)(b).........           5,956         46,159
The McGraw-Hill Cos., Inc.
  (b).......................           3,934        124,354
The New York Times Co.
  (Class A) (b).............           1,185         16,934
The Walt Disney Co. ........          17,034        522,774
Time Warner, Inc. (b).......          37,949        497,511
Viacom, Inc. (a)(b).........           6,370        158,231
Virgin Media, Inc. (b)......           3,131         24,735
                                               ------------
                                                  3,414,494
                                               ------------
METALS & MINING -- 0.9%
AK Steel Holding Corp. .....           1,127         29,212
Alcoa, Inc. ................           8,701        196,469
Allegheny Technologies, Inc.
  (b).......................           1,016         30,023
Cleveland-Cliffs, Inc. .....             759         40,181
Commercial Metals Co. (b)...             246          4,155
Freeport-McMoRan Copper &
  Gold, Inc. (b)............           4,412        250,822
Metalline Mining, Inc.
  (a)(b)....................           7,809          6,247
Newmont Mining Corp. .......           5,906        228,916
Nucor Corp. (b).............           3,490        137,855
Southern Copper Corp. (b)...           2,102         40,106
Steel Dynamics, Inc. (b)....           1,798         30,728
Titanium Metals Corp. (b)...           1,285         14,572
United States Steel Corp. ..           1,560        121,072
Worthington Industries,
  Inc. .....................             584          8,725
                                               ------------
                                                  1,139,083
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. (b)............           2,047   $     79,894
CMS Energy Corp. (b)........           4,040         50,379
Consolidated Edison, Inc.
  (b).......................           2,609        112,083
Dominion Resources, Inc. ...           6,085        260,316
DTE Energy Co. .............           1,026         41,163
NiSource, Inc. .............           1,280         18,893
PG&E Corp. (b)..............           4,410        165,154
PNM Resources, Inc. (b).....             511          5,233
Public Service Enterprise
  Group, Inc. ..............           4,438        145,522
Puget Energy, Inc. .........           1,104         29,477
Sempra Energy...............           2,371        119,664
TECO Energy, Inc. (b).......           4,268         67,136
Wisconsin Energy Corp. (b)..             934         41,936
Xcel Energy, Inc. (b).......           5,629        112,524
                                               ------------
                                                  1,249,374
                                               ------------
MULTILINE RETAIL -- 0.9%
Big Lots, Inc. (a)(b).......           3,453         96,097
Dillard's, Inc. (Class A)
  (b).......................             640          7,552
Dollar Tree Stores, Inc.
  (a).......................           2,272         82,610
Family Dollar Stores, Inc.
  (b).......................           2,457         58,231
J. C. Penney Co., Inc. (b)..           2,752         91,752
Kohl's Corp. (a)(b).........           3,109        143,263
Macy's, Inc. (b)............           5,773        103,798
Nordstrom, Inc. (b).........           2,762         79,601
Sears Holdings Corp.
  (a)(b)....................             922         86,207
Target Corp. (b)............           7,130        349,726
                                               ------------
                                                  1,098,837
                                               ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. ................           9,670        111,495
Zebra Technologies Corp.
  (Class A) (a)(b)..........           1,181         32,891
                                               ------------
                                                    144,386
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 9.9%
Abraxas Petroleum Corp.
  (a)(b)....................           3,840         10,022
Anadarko Petroleum Corp. ...           5,023        243,666
Apache Corp. ...............           3,162        329,733
Arch Coal, Inc. (b).........           2,052         67,490
ATP Oil & Gas Corp. (a)(b)..             214          3,811
Blue Dolphin Energy Co.
  (a)(b)....................          10,112          8,090
Cano Petroleum, Inc.
  (a)(b)....................           3,840          8,870
Cheniere Energy, Inc.
  (a)(b)....................             613          1,379
Chesapeake Energy Corp.
  (b).......................           4,866        174,495
Chevron Corp. ..............          20,409      1,683,334
ConocoPhillips..............          14,427      1,056,778
CONSOL Energy, Inc. (b).....           2,747        126,060
Cross Timbers Royalty Trust
  (b).......................           1,605         74,151
Crosstex Energy LP (b)......           1,494         27,280
Delta Petroleum Corp.
  (a)(b)....................             737         10,009
Denbury Resources, Inc.
  (a)(b)....................           6,619        126,026
Devon Energy Corp. .........           4,915        448,248
Dune Energy, Inc. (a)(b)....           2,943          2,178
El Paso Corp. (b)...........           8,284        105,704
Encore Acquisition Co. (a)..             384         16,044
Energy Transfer Partners
  LP........................             558         20,551
Enterprise Products Partners
  LP........................           3,386         87,257
EOG Resources, Inc. (b).....           2,617        234,117
Exxon Mobil Corp. (b).......          54,061      4,198,377
Forest Oil Corp. (a)(b).....             511         25,346
Frontier Oil Corp. (b)......             482          8,878
Gasco Energy, Inc. (a)(b)...           6,531         11,886
Hess Corp. .................           2,615        214,639
Holly Corp. (b).............             511         14,778
Houston American Energy
  Corp. (b).................           5,251         33,186
Hugoton Royalty Trust (b)...             240          6,442
Kinder Morgan Energy
  Partners LP...............           1,114         57,961
Marathon Oil Corp. .........           7,604        303,172
Massey Energy Co. (b).......           1,469         52,399
Murphy Oil Corp. (b)........           2,022        129,691
Newfield Exploration Co.
  (a)(b)....................           1,090         34,869
Noble Energy, Inc. .........           2,168        120,519
Occidental Petroleum Corp.
  (b).......................           7,895        556,203
ONEOK Partners LP...........             472         23,945
Patriot Coal Corp. (a)(b)...             482         14,002
Peabody Energy Corp. (b)....           2,772        124,740
Petrohawk Energy Corp. (a)..           1,566         33,873
Pioneer Natural Resources
  Co. (b)...................           1,917        100,221
Plains All American Pipeline
  LP........................           1,711         67,790
Plains Exploration &
  Production Co. (a)(b).....           1,747         61,425
Range Resources Corp. ......           3,126        134,012
Southwestern Energy Co.
  (a).......................           3,561        108,753
Spectra Energy Corp. (b)....           5,133        122,165
St. Mary Land & Exploration
  Co. (b)...................           2,022         72,084
Stone Energy Corp. (a)(b)...              17            720
Sunoco, Inc. (b)............           1,666         59,276
Tesoro Corp. (b)............           2,384         39,312
The Williams Cos., Inc. ....           6,341        149,965
Transmeridian Exploration,
  Inc. (a)(b)...............           5,259          1,578
Ultra Petroleum Corp.
  (a)(b)....................           1,257         69,562
Valero Energy Corp. ........           6,160        186,648
Xethanol Corp. (a)..........           5,722          1,545
XTO Energy, Inc. (b)........           4,841        225,203
                                               ------------
                                                 12,230,458
                                               ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co.
  (b).......................           5,173        135,429
MeadWestvaco Corp. .........           3,376         78,695
Weyerhaeuser Co. (b)........           2,143        129,823
                                               ------------
                                                    343,947
                                               ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ........           4,777        198,580
The Estee Lauder Cos., Inc.
  (Class A) (b).............           1,924         96,027
                                               ------------
                                                    294,607
                                               ------------
PHARMACEUTICALS -- 5.4%
Abbott Laboratories.........          14,343        825,870
Allergan, Inc. (b)..........           2,999        154,449
Barr Pharmaceuticals, Inc.
  (a)(b)....................           1,295         84,564
Bristol-Myers Squibb Co. ...          18,292        381,388
Cortex Pharmaceuticals, Inc.
  (a).......................           2,305          1,821
Eli Lilly & Co. ............           9,104        400,849
Emisphere Technologies, Inc.
  (a)(b)....................             515          1,020
Endo Pharmaceuticals
  Holdings, Inc. (a)........           1,197         23,940
Forest Laboratories, Inc.
  (a)(b)....................           4,053        114,619
Johnson & Johnson...........          26,671      1,847,767
King Pharmaceuticals, Inc.
  (a)(b)....................           1,948         18,662

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Merck & Co., Inc. ..........          20,900   $    659,604
Middlebrook Pharmaceuticals,
  Inc. (a)(b)...............           6,528          9,792
Mylan, Inc. (a)(b)..........           3,898         44,515
Penwest Pharmaceuticals Co.
  (a)(b)....................             342            705
Pfizer, Inc. ...............          69,414      1,279,994
Replidyne, Inc. (a)(b)......           1,535          1,857
Repros Therapeutics, Inc.
  (a)(b)....................           2,304         16,381
Schering-Plough Corp. ......          15,779        291,438
Sciele Pharma, Inc. (b).....             218          6,712
Sepracor, Inc. (a)(b).......           1,375         25,176
Spectrum Pharmaceuticals,
  Inc. (a)..................           2,105          2,968
Watson Pharmaceuticals, Inc.
  (a)(b)....................           1,760         50,160
Wyeth.......................          11,610        428,873
                                               ------------
                                                  6,673,124
                                               ------------
PROFESSIONAL SERVICES -- 0.3%
Equifax, Inc. ..............           2,094         72,138
Hudson Highland Group, Inc.
  (a).......................             139            966
Manpower, Inc. (b)..........             740         31,938
Monster Worldwide, Inc.
  (a)(b)....................           2,180         32,504
Robert Half International,
  Inc. (b)..................           2,831         70,067
The Dun & Bradstreet Corp.
  (b).......................           1,168        110,213
                                               ------------
                                                    317,826
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.3%
Agree Realty Corp. .........           2,527         72,272
AMB Property Corp. (b)......             768         34,790
American Campus Communities,
  Inc. (b)..................             325         11,011
American Land Lease, Inc. ..           2,216         43,057
Annaly Capital Management,
  Inc. .....................           4,418         59,422
Anthracite Capital, Inc.
  (b).......................           6,399         34,299
Apartment Investment &
  Management Co. (Class A)
  (b).......................           1,352         47,347
Ashford Hospitality Trust,
  Inc. (b)..................           5,640         22,842
Avalonbay Communities, Inc.
  (b).......................             624         61,414
BioMed Realty Trust, Inc. ..           1,014         26,820
Boston Properties, Inc.
  (b).......................             886         82,983
BRE Properties, Inc. (b)....             613         30,037
CapitalSource, Inc. (b).....           1,094         13,456
CBL & Associates Properties,
  Inc. (b)..................             765         15,361
Cedar Shopping Centers, Inc.
  (b).......................           1,718         22,712
Corporate Office Properties
  Trust(b)..................           2,095         84,533
Developers Diversified
  Realty Corp. (b)..........           1,470         46,584
Digital Realty Trust, Inc.
  (b).......................             491         23,200
Duke Realty Corp. (b).......           1,633         40,139
Equity Residential(b).......           3,670        162,985
Extra Space Storage, Inc.
  (b).......................           1,472         22,610
Friedman, Billings, Ramsey
  Group, Inc. (Class A)
  (a)(b)....................           4,239          8,478
General Growth Properties,
  Inc. (b)..................           3,790         57,229
Glimcher Realty Trust (b)...           3,032         31,654
Gramercy Capital Corp. (b)..             609          1,577
HCP, Inc. (b)...............           1,544         61,961
Home Properties, Inc. (b)...             246         14,256
Hospitality Properties Trust
  (b).......................             863         17,709
Host Hotels & Resorts, Inc.
  (b).......................           7,207         95,781
Investors Real Estate
  Trust(b)..................           7,056         78,957
iStar Financial, Inc. (b)...             463          1,204
Kimco Realty Corp. (b)......           1,431         52,861
Kite Realty Group Trust
  (b).......................             369          4,059
LaSalle Hotel Properties
  (b).......................           2,364         55,128
Lexington Realty Trust (b)..           1,350         23,247
Liberty Property Trust......             201          7,568
Maguire Properties, Inc.
  (b).......................             491          2,926
National Retail Properties,
  Inc. (b)..................           5,129        122,840
Nationwide Health
  Properties, Inc. (b)......             890         32,022
Pennsylvania Real Estate
  Investment Trust (b)......           2,020         38,077
Plum Creek Timber Co., Inc.
  (b).......................           3,185        158,804
Post Properties, Inc. (b)...             384         10,740
ProLogis (b)................           3,422        141,226
Public Storage (b)..........             629         62,277
Ramco-Gershenson Properties
  Trust (b).................           2,878         64,525
Realty Income Corp. (b).....           1,472         37,683
Senior Housing Properties
  Trust (b).................             214          5,100
Simon Property Group, Inc.
  (b).......................           2,285        221,645
Tanger Factory Outlet
  Centers, Inc. (b).........           2,762        120,948
The Macerich Co. (b)........             586         37,299
UDR, Inc. (b)...............             807         21,103
Urstadt Biddle Properties
  (Class A) (b).............           3,881         72,769
Ventas, Inc. (b)............           1,168         57,723
Vornado Realty Trust (b)....             573         52,114
Weingarten Realty Investors
  (b).......................           1,153         41,128
                                               ------------
                                                  2,770,492
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........           3,927         52,504
Forestar Real Estate Group,
  Inc. (a)..................             544          8,024
Jones Lang LaSalle, Inc.
  (b).......................             256         11,131
The St. Joe Co. (a).........             945         36,940
                                               ------------
                                                    108,599
                                               ------------
ROAD & RAIL -- 1.2%
Avis Budget Group, Inc.
  (a).......................           1,520          8,725
Burlington Northern Santa Fe
  Corp. ....................           3,796        350,864
CSX Corp. (b)...............           5,295        288,948
J.B. Hunt Transport
  Services, Inc. (b)........           3,164        105,583
Kansas City Southern
  (a)(b)....................             640         28,390
Landstar Systems, Inc. (b)..           2,311        101,822
Norfolk Southern Corp. .....           4,552        301,388
Union Pacific Corp. ........           4,598        327,194
YRC Worldwide, Inc. (a)(b)..           1,152         13,778
                                               ------------
                                                  1,526,692
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.4%
Advanced Micro Devices, Inc.
  (a)(b)....................           5,714         29,999
Aetrium, Inc. (a)(b)........           4,993         14,929
Altera Corp. (b)............           3,353         69,340
Amkor Technology, Inc.
  (a)(b)....................             512          3,261
Anadigics, Inc. (a)(b)......           1,666          4,681
Analog Devices, Inc. (b)....           3,860        101,711
Applied Materials, Inc. ....          16,623        251,506
Atheros Communications, Inc.
  (a)(b)....................             196          4,622
AXT, Inc. (a)...............           5,505         10,349
Broadcom Corp. (Class A)
  (a)(b)....................           5,170         96,317

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Conexant Systems, Inc.
  (a)(b)....................             204   $        818
Cypress Semiconductor Corp.
  (a).......................           1,721          8,984
FEI Co. (a)(b)..............             255          6,072
Intel Corp. (b).............          57,939      1,085,198
International Rectifier
  Corp. (a).................           1,183         22,501
Intersil Corp. (Class A)....           3,117         51,680
KLA-Tencor Corp. (b)........           2,235         70,738
Lam Research Corp. (a)(b)...           2,104         66,255
Linear Technology Corp.
  (b).......................           3,139         96,242
LSI Logic Corp. (a)(b)......           6,629         35,531
Marvell Technology Group,
  Ltd. (a)..................           4,691         43,626
MEMC Electronic Materials,
  Inc. (a)..................           2,969         83,904
Microchip Technology, Inc.
  (b).......................           2,595         76,371
Micron Technology, Inc.
  (a)(b)....................           8,067         32,671
Microsemi Corp. (a)(b)......             640         16,307
MKS Instruments, Inc.
  (a)(b)....................             210          4,181
National Semiconductor
  Corp. ....................           4,194         72,179
Neomagic Corp. (a)(b).......           3,713            104
Novellus Systems, Inc. (a)..           2,399         47,116
NVIDIA Corp. (a)(b).........           6,666         71,393
OmniVision Technologies,
  Inc. (a)(b)...............             269          3,069
ON Semiconductor Corp.
  (a)(b)....................           3,063         20,706
Rambus, Inc. (a)(b).........           1,266         16,268
Sigma Designs, Inc. (a)(b)..             350          4,977
Sirf Technology Holdings,
  Inc. (a)(b)...............             449            669
Teradyne, Inc. (a)..........           3,461         27,030
Texas Instruments, Inc. ....          14,229        305,924
Xilinx, Inc. (b)............           2,845         66,715
                                               ------------
                                                  2,923,944
                                               ------------
SOFTWARE -- 4.0%
Activision Blizzard, Inc.
  (a).......................           8,434        130,137
Adobe Systems, Inc. (a)(b)..           7,016        276,921
Authentidate Holding Corp.
  (a)(b)....................           5,377          2,473
Autodesk, Inc. (a)(b).......           2,739         91,893
BMC Software, Inc. (a)(b)...           3,549        101,608
CA, Inc. ...................           4,755         94,910
Cadence Design Systems, Inc.
  (a)(b)....................           4,877         32,969
Citrix Systems, Inc.
  (a)(b)....................           3,053         77,119
Compuware Corp. (a)(b)......           5,886         57,035
Electronic Arts, Inc. (a)...           3,057        113,078
Intuit, Inc. (a)(b).........           4,596        145,280
Jack Henry & Associates,
  Inc. (b)..................             768         15,613
McAfee, Inc. (a)(b).........           2,350         79,806
Microsoft Corp. ............          84,764      2,262,351
Novell, Inc. (a)............           7,204         37,029
Nuance Communications, Inc.
  (a)(b)....................           2,041         24,880
Oracle Corp. (a)............          41,835        849,669
Parametric Technology Corp.
  (a).......................           3,291         60,554
Red Hat, Inc. (a)(b)........           3,541         53,363
Salesforce.com, Inc.
  (a)(b)....................             981         47,480
Smith Micro Software, Inc.
  (a)(b)....................           1,286          9,131
Soapstone Networks, Inc.
  (a)(b)....................           2,436          8,161
Symantec Corp. (a)(b).......          11,890        232,806
Synopsys, Inc. (a)..........           3,179         63,421
Versant Corp. (a)...........           1,636         31,673
                                               ------------
                                                  4,899,360
                                               ------------
SPECIALTY RETAIL -- 2.0%
Abercrombie & Fitch Co.
  (b).......................           1,121         44,224
Advance Auto Parts, Inc. ...           1,590         63,059
American Eagle Outfitters,
  Inc. (b)..................           2,796         42,639
AutoNation, Inc. (a)(b).....           3,354         37,699
AutoZone, Inc. (a)(b).......             787         97,069
Bed Bath & Beyond, Inc.
  (a)(b)....................           3,312        104,030
Best Buy Co., Inc. (b)......           4,170        156,375
Borders Group, Inc. (b).....             640          4,198
Chico's FAS, Inc. (a)(b)....           2,190         11,979
Circuit City Stores, Inc.
  (b).......................           3,258          2,476
Dick's Sporting Goods, Inc.
  (a)(b)....................             491          9,614
Foot Locker, Inc. (b).......           2,284         36,909
GameStop Corp. (Class A)
  (a)(b)....................           1,464         50,083
Genesco, Inc. (a)(b)........             247          8,270
Limited Brands, Inc. (b)....           3,881         67,219
Lowe's Cos., Inc. ..........          13,325        315,669
Mens Wearhouse, Inc. (b)....             511         10,854
O'Reilly Automotive, Inc.
  (a).......................           2,212         59,215
Office Depot, Inc. (a)(b)...           3,929         22,867
PetSmart, Inc. (b)..........           2,310         57,080
RadioShack Corp. ...........           2,258         39,018
Rent-A-Center, Inc. (a)(b)..             768         17,111
Ross Stores, Inc. (b).......           2,224         81,866
Staples, Inc. (b)...........           7,440        167,400
The Finish Line, Inc. (Class
  A) (b)....................              83            829
The Gap, Inc. ..............           6,328        112,512
The Home Depot, Inc. .......          20,352        526,913
The Sherwin-Williams Co.
  (b).......................             465         26,579
The TJX Cos., Inc. (b)......           4,038        123,240
Tiffany & Co. (b)...........           1,914         67,985
Urban Outfitters, Inc.
  (a)(b)....................           1,811         57,717
Williams-Sonoma, Inc. (b)...           1,403         22,701
Zale Corp. (a)(b)...........             465         11,625
                                               ------------
                                                  2,457,024
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a).............           4,310        107,922
CROCS, Inc. (a)(b)..........           1,155          4,135
Hanesbrands, Inc. (a)(b)....           1,064         23,142
Iconix Brand Group, Inc.
  (a)(b)....................             458          5,991
Jones Apparel Group, Inc.
  (b).......................           2,357         43,628
Liz Claiborne, Inc. (b).....           2,039         33,501
NIKE, Inc. (Class B)........           3,665        245,188
Quiksilver, Inc. (a)........           3,411         19,579
V. F. Corp. (b).............             350         27,059
Wolverine World Wide, Inc.
  (b).......................           2,458         65,039
                                               ------------
                                                    575,184
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Astoria Financial Corp. ....             898         18,616
Berkshire Hills Bancorp,
  Inc. .....................           1,715         54,880
Fannie Mae (b)..............          11,617         17,774
Freddie Mac (b).............           8,230         14,073
Guaranty Financial Group,
  Inc. (a)(b)...............             544          2,149
Hudson City Bancorp, Inc.
  (b).......................           2,176         40,147
MGIC Investment Corp. (b)...           1,371          9,638
New York Community Bancorp,
  Inc. (b)..................           1,398         23,472
NewAlliance Bancshares, Inc.
  (b).......................           5,895         88,602
OceanFirst Financial Corp.
  (b).......................           3,223         58,401
People's United Financial,
  Inc. .....................           4,990         96,057

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Radian Group, Inc. (b)......           1,613   $      8,130
Sovereign Bancorp, Inc.
  (b).......................           4,016         15,863
Tree.com, Inc. (a)(b).......              95            458
TrustCo Bank Corp. NY (b)...           5,920         69,323
Washington Mutual, Inc.
  (b).......................           7,958            653
                                               ------------
                                                    518,236
                                               ------------
TOBACCO -- 1.3%
Altria Group, Inc. .........          20,140        399,578
Lorillard, Inc. ............             384         27,322
Philip Morris International,
  Inc. .....................          20,140        968,734
Reynolds American, Inc.
  (b).......................           2,065        100,400
UST, Inc. ..................           1,927        128,222
                                               ------------
                                                  1,624,256
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co. (b)............           2,412        119,129
Kaman Corp. (Class A).......           3,019         85,981
W.W. Grainger, Inc. (b).....             350         30,439
                                               ------------
                                                    235,549
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (d)
Macquarie Infrastructure Co.
  LLC (b)...................             287          3,791
                                               ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. (b)......           1,152         20,483
Middlesex Water Co. (b).....           3,968         69,321
                                               ------------
                                                     89,804
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class
  A) (a)....................           4,520        162,585
Crown Castle International
  Corp. (a)(b)..............           3,491        101,134
FiberTower Corp. (a)(b).....           2,942          4,060
Goamerica, Inc. (a)(b)......           2,176         11,533
Leap Wireless International,
  Inc. (a)(b)...............             384         14,630
MetroPCS Communications,
  Inc. (a)(b)...............           1,791         25,056
NII Holdings, Inc. (a)......           1,934         73,337
SBA Communications Corp.
  (a)(b)....................           1,450         37,512
Sprint Nextel Corp. (a)(b)..          23,063        140,684
Telephone & Data Systems,
  Inc. (b)..................           1,497         53,517
                                               ------------
                                                    624,048
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $130,426,746).......                    122,471,450
                                               ------------
SHORT TERM INVESTMENTS -- 18.7%
MONEY MARKET FUNDS -- 18.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      21,955,111     21,955,111
STIC Prime Portfolio........       1,070,595      1,070,595
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,025,706)........                     23,025,706
                                               ------------
TOTAL INVESTMENTS -- 118.2%
  (Cost $153,452,452).......                    145,497,156
OTHER ASSETS AND
  LIABILITIES -- (18.2)%....                    (22,426,835)
                                               ------------
NET ASSETS -- 100.0%........                   $123,070,321
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated issuer. (See accompanying notes.)
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------

COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc.
  (a)(b)......................             26   $     2,442
Boeing Co. (b)................            476        27,299
General Dynamics Corp. .......            244        17,963
Goodrich Corp. ...............             94         3,910
Honeywell International, Inc.
  (b).........................            495        20,567
L-3 Communications Holdings,
  Inc. (b)....................             86         8,456
Lockheed Martin Corp. ........            227        24,895
Northrop Grumman Corp. (b)....            226        13,682
Precision Castparts Corp. ....            101         7,957
Raytheon Co. .................            300        16,053
Rockwell Collins, Inc. (b)....            121         5,819
Spirit Aerosystems Holdings,
  Inc. (a)....................             70         1,125
United Technologies Corp. ....            641        38,499
                                                -----------
                                                    188,667
                                                -----------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide, Inc.
  (b).........................            126         6,421
Expeditors International
  Washington, Inc. ...........            148         5,157
FedEx Corp. (b)...............            207        16,361
United Parcel Service, Inc.
  (Class B) (b)...............            472        29,684
                                                -----------
                                                     57,623
                                                -----------
AIRLINES -- 0.1%
AMR Corp. (a)(b)..............            156         1,532
Delta Air Lines, Inc. (a)(b)..            194         1,445
Northwest Airlines Corp. (a)..            140         1,264
Southwest Airlines Co. (b)....            529         7,676
                                                -----------
                                                     11,917
                                                -----------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. .............             78         2,556
Johnson Controls, Inc. (b)....            429        13,012
The Goodyear Tire & Rubber Co.
  (a)(b)......................            153         2,342
WABCO Holdings, Inc. (b)......             41         1,457
                                                -----------
                                                     19,367
                                                -----------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).........          1,462         7,602
General Motors Corp. (b)......            343         3,241
Harley-Davidson, Inc. (b).....            169         6,304
                                                -----------
                                                     17,147
                                                -----------
BEVERAGES -- 2.7%
Anheuser-Busch Cos., Inc. ....            514        33,348
Brown-Forman Corp. (Class B)
  (b).........................             53         3,806
Coca-Cola Enterprises, Inc. ..            213         3,572
Constellation Brands, Inc.
  (Class A) (a)...............            133         2,854
Dr. Pepper Snapple Group, Inc.
  (a)(b)......................            182         4,820
Hansen Natural Corp. (a)(b)...             45         1,361
Molson Coors Brewing Co.(Class
  B) (b)......................            105         4,909
PepsiCo, Inc. (b).............          1,128        80,393
The Coca-Cola Co. (b).........          1,533        81,065
The Pepsi Bottling Group,
  Inc. .......................            102         2,975
                                                -----------
                                                    219,103
                                                -----------
BIOTECHNOLOGY -- 2.1%
Abraxis Bioscience, Inc.
  (a)(b)......................              3           207
Alexion Pharmaceuticals, Inc.
  (a).........................             56         2,201
Amgen, Inc. (a)(b)............            762        45,164
Amylin Pharmaceuticals, Inc.
  (a)(b)......................            100         2,022
Biogen Idec, Inc. (a)(b)......            211        10,611
BioMarin Pharmaceutical, Inc.
  (a)(b)......................             62         1,642
Celgene Corp. (a)(b)..........            328        20,756
Cephalon, Inc. (a)(b).........             49         3,797
Genentech, Inc. (a)...........            336        29,796
Genzyme Corp. (a)(b)..........            192        15,531
Gilead Sciences, Inc. (a).....            662        30,174
ImClone Systems, Inc. (a).....             44         2,747
Vertex Pharmaceuticals, Inc.
  (a)(b)......................            107         3,557
                                                -----------
                                                    168,205
                                                -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b)...............            272         4,880
USG Corp. (a)(b)..............             53         1,357
                                                -----------
                                                      6,237
                                                -----------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group,
  Inc. (a)(b).................             29         2,403
AllianceBernstein Holding LP
  (b).........................             19           703
Ameriprise Financial, Inc.
  (b).........................            160         6,112
BlackRock, Inc. (b)...........             14         2,723
Eaton Vance Corp. (b).........             83         2,924
Federated Investors, Inc.
  (Class B) (b)...............             67         1,933
Franklin Resources, Inc. (b)..            113         9,959
Invesco, Ltd. (b).............            279         5,853
Janus Capital Group, Inc. ....            125         3,035
Legg Mason, Inc. (b)..........             96         3,654
Merrill Lynch & Co., Inc. ....            926        23,428
Morgan Stanley................            718        16,514
Northern Trust Corp. .........            158        11,407
Och-Ziff Capital Management
  Group LLC...................             43           503
Raymond James Financial, Inc.
  (b).........................             69         2,276
SEI Investments Co. ..........             98         2,175
State Street Corp. (b)(c).....            307        17,462
T. Rowe Price Group, Inc.
  (b).........................            190        10,205
TD Ameritrade Holding Corp.
  (a)(b)......................            174         2,819
The Bank of New York Mellon
  Corp. (b)...................            813        26,487
The Blackstone Group LP (b)...             94         1,442
The Charles Schwab Corp. .....            668        17,368
The Goldman Sachs Group,
  Inc. .......................            288        36,864
                                                -----------
                                                    208,249
                                                -----------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc.
  (b).........................            142         9,726
Airgas, Inc. (b)..............             46         2,284
Albemarle Corp. (b)...........             66         2,035
Ashland, Inc. ................             40         1,170
Celanese Corp. (Series A)
  (b).........................            108         3,014
CF Industries Holdings,
  Inc. .......................             41         3,750
E. I. du Pont de Nemours &
  Co. ........................            642        25,873
Eastman Chemical Co. (b)......             52         2,863
Ecolab, Inc. (b)..............            127         6,162
FMC Corp. (b).................             54         2,775
Huntsman Corp. ...............             63           794
International Flavors &
  Fragrances, Inc. (b)........             59         2,328

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Intrepid Potash, Inc. (a)(b)..             22   $       663
Lubrizol Corp. ...............             45         1,941
Monsanto Co. .................            389        38,503
PPG Industries, Inc. (b)......            117         6,823
Praxair, Inc. ................            224        16,070
Rohm & Haas Co. ..............             89         6,230
Sigma-Aldrich Corp. (b).......             76         3,984
Terra Industries, Inc. (b)....             66         1,940
The Dow Chemical Co. (b)......            674        21,420
The Mosaic Co. ...............            105         7,142
                                                -----------
                                                    167,490
                                                -----------
COMMERCIAL BANKS -- 2.7%
BB&T Corp. (b)................            401        15,158
City National Corp. (b).......             31         1,683
Comerica, Inc. ...............            111         3,640
Commerce Bancshares, Inc.
  (b).........................             42         1,949
Fifth Third Bancorp (b).......            359         4,272
Huntington Bancshares, Inc.
  (b).........................            242         1,934
Keycorp.......................            330         3,940
M&T Bank Corp. (b)............             57         5,087
Marshall & Ilsley Corp. (b)...            172         3,466
National City Corp. (b).......            425           744
PNC Financial Services Group,
  Inc. .......................            246        18,376
Regions Financial Corp. (b)...            514         4,934
SunTrust Banks, Inc. (b)......            248        11,158
Synovus Financial Corp. (b)...            201         2,080
U.S. Bancorp (b)..............          1,240        44,665
Wachovia Corp. ...............          1,555         5,442
Wells Fargo & Co. (b).........          2,243        84,180
Zions Bancorp (b).............             72         2,786
                                                -----------
                                                    215,494
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Allied Waste Industries, Inc.
  (a)(b)......................            276         3,066
Avery Dennison Corp. .........             64         2,847
Cintas Corp. .................            101         2,900
Copart, Inc. (a)..............             46         1,748
Corrections Corp. of America
  (a)(b)......................             90         2,236
Covanta Holding Corp. (a).....             88         2,107
Iron Mountain, Inc. (a)(b)....            126         3,076
Pitney Bowes, Inc. (b)........            156         5,189
R.R. Donnelley & Sons Co.
  (b).........................            150         3,679
Republic Services, Inc. (b)...            124         3,717
Stericycle, Inc. (a)(b).......             57         3,358
Waste Management, Inc. (b)....            349        10,990
                                                -----------
                                                     44,913
                                                -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
Cisco Systems, Inc. (a).......          4,293        96,850
Corning, Inc. (b).............          1,138        17,798
EchoStar Corp. (Class A)
  (a)(b)......................             30           723
Harris Corp. (b)..............             93         4,297
JDS Uniphase Corp. (a)(b).....            132         1,117
Juniper Networks, Inc.
  (a)(b)......................            391         8,238
Motorola, Inc. ...............          1,519        10,846
QUALCOMM, Inc. ...............          1,182        50,790
                                                -----------
                                                    190,659
                                                -----------
COMPUTERS & PERIPHERALS -- 4.1%
Apple, Inc. (a)...............            631        71,719
Dell, Inc. (a)................          1,295        21,342
EMC Corp. (a)(b)..............          1,499        17,928
Hewlett-Packard Co. (b).......          1,775        82,076
International Business
  Machines Corp. (b)..........            976       114,153
Lexmark International, Inc.
  (Class A) (a)(b)............             63         2,052
NCR Corp. (a)(b)..............            128         2,822
NetApp, Inc. (a)(b)...........            235         4,284
SanDisk Corp. (a)(b)..........            165         3,226
Seagate Technology............            349         4,230
Sun Microsystems, Inc.
  (a)(b)......................            555         4,218
Teradata Corp. (a)............            128         2,496
Western Digital Corp. (a).....            151         3,219
                                                -----------
                                                    333,765
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp. (b)...............            126         7,018
Foster Wheeler, Ltd. (a)(b)...            102         3,683
Jacobs Engineering Group, Inc.
  (a).........................             87         4,725
KBR, Inc. ....................            114         1,741
Quanta Services, Inc. (a)(b)..            112         3,025
The Shaw Group, Inc. (a)(b)...             51         1,567
URS Corp. (a)(b)..............             61         2,237
                                                -----------
                                                     23,996
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)....................             31         3,471
Vulcan Materials Co. (b)......             69         5,141
                                                -----------
                                                      8,612
                                                -----------
CONSUMER FINANCE -- 0.6%
American Express Co. (b)......            742        26,289
Capital One Financial Corp.
  (b).........................            263        13,413
Discover Financial Services
  (b).........................            298         4,119
SLM Corp. (a)(b)..............            336         4,146
                                                -----------
                                                     47,967
                                                -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ...................             75         2,962
Bemis Co., Inc. (b)...........             76         1,992
Crown Holdings, Inc. (a)......            113         2,509
Owens-Illinois, Inc. (a)......            130         3,822
Pactiv Corp. (a)(b)...........             93         2,309
Sealed Air Corp. .............            114         2,507
Sonoco Products Co. ..........             69         2,048
                                                -----------
                                                     18,149
                                                -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............            117         4,705
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)........             96         5,693
DeVry, Inc. (b)...............             45         2,229
H&R Block, Inc. (b)...........            236         5,369
ITT Educational Services, Inc.
  (a)(b)......................             26         2,104
Weight Watchers International,
  Inc. (b)....................             30         1,098
                                                -----------
                                                     16,493
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 4.4%
Bank of America Corp. ........          3,281       114,835
CIT Group, Inc. (b)...........            206         1,434
Citigroup, Inc. ..............          3,919        80,379
CME Group, Inc. (b)...........             55        20,433
Intercontinental Exchange,
  Inc. (a)....................             49         3,953
JPMorgan Chase & Co. .........          2,486       116,096
Leucadia National Corp. (b)...            125         5,680

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Moody's Corp. (b).............            151   $     5,134
NYSE Euronext.................            157         6,151
The Nasdaq OMX Group, Inc.
  (a)(b)......................            114         3,485
                                                -----------
                                                    357,580
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc. (b)................          4,279       119,470
CenturyTel, Inc. (b)..........             74         2,712
Embarq Corp. (b)..............            103         4,177
Frontier Communications
  Corp. ......................            224         2,576
Level 3 Communications, Inc.
  (a)(b)......................          1,161         3,135
Qwest Communications
  International, Inc. (b).....          1,072         3,462
Verizon Communications,
  Inc. .......................          2,059        66,073
Windstream Corp. (b)..........            326         3,566
                                                -----------
                                                    205,171
                                                -----------
ELECTRIC UTILITIES -- 2.0%
Allegheny Energy, Inc. (b)....            125         4,596
American Electric Power Co.,
  Inc. .......................            285        10,554
DPL, Inc. (b).................             79         1,959
Duke Energy Corp. ............            905        15,774
Edison International..........            216         8,618
Entergy Corp. (b).............            140        12,461
Exelon Corp. (b)..............            477        29,870
FirstEnergy Corp. (b).........            218        14,604
FPL Group, Inc. (b)...........            268        13,481
Northeast Utilities (b).......            107         2,745
Pepco Holdings, Inc. (b)......            145         3,322
Pinnacle West Capital Corp. ..             64         2,202
PPL Corp. ....................            263         9,736
Progress Energy, Inc. (b).....            193         8,324
The Southern Co. (b)..........            544        20,503
                                                -----------
                                                    158,749
                                                -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b)..............             71         2,895
Cooper Industries, Ltd. (Class
  A) (b)......................            125         4,994
Emerson Electric Co. .........            568        23,169
First Solar, Inc. (a).........             32         6,045
Hubbell, Inc. (Class B)(b)....             39         1,367
Rockwell Automation, Inc.
  (b).........................             92         3,435
Roper Industries, Inc. (b)....             60         3,418
SunPower Corp. (Class A)
  (a)(b)......................             27         1,915
SunPower Corp. (Class B) (a)..             28         1,933
                                                -----------
                                                     49,171
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%
Agilent Technologies, Inc.
  (a)(b)......................            259         7,682
Amphenol Corp. (Class A)......            124         4,977
Arrow Electronics, Inc. (a)...             90         2,360
Avnet, Inc. (a)(b)............            102         2,512
Dolby Laboratories, Inc. (a)..             37         1,302
FLIR Systems, Inc. (a)(b).....             89         3,419
Ingram Micro, Inc. (Class A)
  (a).........................             99         1,591
Itron, Inc. (a)(b)............             24         2,125
Jabil Circuit, Inc. (b).......            125         1,193
Mettler-Toledo International,
  Inc. (a)(b).................             24         2,352
Molex, Inc. (b)...............             91         2,043
Trimble Navigation, Ltd.
  (a)(b)......................             77         1,991
Tyco Electronics, Ltd. (b)....            340         9,405
                                                -----------
                                                     42,952
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.7%
Baker Hughes, Inc. (b)........            218        13,198
BJ Services Co. (b)...........            213         4,075
Cameron International Corp.
  (a)(b)......................            156         6,012
Diamond Offshore Drilling,
  Inc. (b)....................             48         4,947
ENSCO International, Inc. ....            106         6,109
Exterran Holdings, Inc.
  (a)(b)......................             44         1,406
FMC Technologies, Inc.
  (a)(b)......................             96         4,469
Halliburton Co. (b)...........            637        20,632
Helmerich & Payne, Inc. (b)...             64         2,764
IHS, Inc. (Class A)(a)........             33         1,572
Nabors Industries, Ltd.
  (a)(b)......................            209         5,208
National-Oilwell Varco, Inc.
  (a)(b)......................            296        14,868
Noble Corp. (b)...............            192         8,429
Patterson-UTI Energy, Inc.
  (b).........................            109         2,182
Pride International, Inc.
  (a)(b)......................            120         3,553
Rowan Cos., Inc. (b)..........             74         2,261
Schlumberger, Ltd. (b)........            861        67,235
Smith International, Inc.
  (b).........................            156         9,148
Superior Energy Services, Inc.
  (a).........................             58         1,806
Transocean, Inc. (a)(b).......            228        25,044
Weatherford International,
  Ltd. (a)....................            486        12,218
                                                -----------
                                                    217,136
                                                -----------
FOOD & STAPLES RETAILING -- 2.7%
Costco Wholesale Corp. (b)....            313        20,323
CVS Caremark Corp. (b)........          1,035        34,838
Safeway, Inc. (b).............            319         7,567
SUPERVALU, Inc. (b)...........            148         3,211
Sysco Corp. (b)...............            434        13,380
The Kroger Co. (b)............            443        12,174
Wal-Mart Stores, Inc. ........          1,756       105,167
Walgreen Co. (b)..............            707        21,889
Whole Foods Market, Inc. (b)..             98         1,963
                                                -----------
                                                    220,512
                                                -----------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co.
  (b).........................            424         9,290
Bunge, Ltd. (b)...............             85         5,370
Campbell Soup Co. ............            169         6,523
ConAgra Foods, Inc. (b).......            326         6,344
Dean Foods Co. (a)(b).........            109         2,546
General Mills, Inc. ..........            229        15,737
H.J. Heinz Co. (b)............            220        10,994
Hormel Foods Corp. (b)........             51         1,850
Kellogg Co. (b)...............            172         9,649
Kraft Foods, Inc. ............            968        31,702
McCormick & Co., Inc. ........             82         3,153
Sara Lee Corp. (b)............            513         6,479
Smithfield Foods, Inc.
  (a)(b)......................             77         1,223
The Hershey Co. (b)...........            120         4,745
Tyson Foods, Inc. (Class A)
  (b).........................            193         2,305
Wm. Wrigley Jr. Co. ..........            165        13,101
                                                -----------
                                                    131,011
                                                -----------
GAS UTILITIES -- 0.2%
Energen Corp. ................             43         1,947
Equitable Resources, Inc.
  (b).........................             93         3,411
National Fuel Gas Co. (b).....             46         1,941
ONEOK, Inc. (b)...............             73         2,511
Questar Corp. ................            124         5,074
                                                -----------
                                                     14,884
                                                -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Baxter International, Inc. ...            458   $    30,058
Beckman Coulter, Inc. (b).....             42         2,982
Becton, Dickinson & Co. (b)...            162        13,002
Boston Scientific Corp. (a)...          1,067        13,092
C.R. Bard, Inc. (b)...........             72         6,831
Covidien, Ltd. ...............            357        19,192
Dentsply International, Inc.
  (b).........................             97         3,641
Hologic, Inc. (a)(b)..........            176         3,402
Hospira, Inc. (a).............            114         4,355
IDEXX Laboratories, Inc. (a)..             43         2,356
Intuitive Surgical, Inc.
  (a)(b)......................             28         6,747
Kinetic Concepts, Inc.
  (a)(b)......................             32           915
Medtronic, Inc. (b)...........            808        40,481
St. Jude Medical, Inc. (a)....            245        10,655
Stryker Corp. (b).............            222        13,831
Varian Medical Systems, Inc.
  (a)(b)......................             91         5,199
Zimmer Holdings, Inc. (a).....            162        10,459
                                                -----------
                                                    187,198
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Aetna, Inc. ..................            340        12,277
AmerisourceBergen Corp. ......            115         4,330
Cardinal Health, Inc. (b).....            252        12,419
CIGNA Corp. (b)...............            202         6,864
Community Health Systems, Inc.
  (a)(b)......................             62         1,817
Coventry Health Care, Inc.
  (a)(b)......................            108         3,515
DaVita, Inc. (a)..............             70         3,991
Express Scripts, Inc. (Class
  A) (a)......................            150        11,073
Health Net, Inc. (a)..........             74         1,746
Henry Schein, Inc. (a) (b)....             59         3,177
Humana, Inc. (a)(b)...........            116         4,779
Laboratory Corp. of America
  Holdings (a)(b).............             80         5,560
Lincare Holdings, Inc.
  (a)(b)......................             45         1,354
McKesson Corp. ...............            200        10,762
Medco Health Solutions, Inc.
  (a).........................            365        16,425
Omnicare, Inc. ...............             84         2,417
Patterson Cos., Inc. (a)(b)...             84         2,555
Quest Diagnostics, Inc. (b)...            107         5,529
UnitedHealth Group, Inc. .....            893        22,673
Universal Health Services,
  Inc. (Class B) (b)..........             34         1,905
WellPoint, Inc. (a)...........            368        17,211
                                                -----------
                                                    152,379
                                                -----------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b)...........             43         1,920
IMS Health, Inc. .............            121         2,288
                                                -----------
                                                      4,208
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Burger King Holdings, Inc.
  (b).........................             66         1,621
Carnival Corp. (b)............            304        10,746
Darden Restaurants, Inc. (b)..             85         2,434
International Game
  Technology..................            222         3,814
Las Vegas Sands Corp. (a)(b)..             72         2,600
Marriott International, Inc.
  (Class A) (b)...............            215         5,609
McDonald's Corp. .............            816        50,347
MGM Mirage, Inc. (a)(b).......             69         1,967
Penn National Gaming, Inc.
  (a)(b)......................             54         1,435
Royal Caribbean Cruises, Ltd.
  (b).........................            102         2,116
Starbucks Corp. (a)...........            529         7,866
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........            122         3,433
Wyndham Worldwide Corp. ......            136         2,137
Wynn Resorts, Ltd. (b)........             43         3,511
Yum! Brands, Inc. (b).........            335        10,924
                                                -----------
                                                    110,560
                                                -----------
HOUSEHOLD DURABLES -- 0.4%
D.R. Horton, Inc. (b).........            188         2,448
Fortune Brands, Inc. (b)......            111         6,367
Garmin, Ltd. (a)(b)...........             90         3,054
Leggett & Platt, Inc. (b).....            116         2,528
Mohawk Industries, Inc.
  (a)(b)......................             38         2,561
Newell Rubbermaid, Inc. ......            187         3,227
NVR, Inc. (a)(b)..............              4         2,288
Pulte Homes, Inc. (b).........            144         2,012
The Black & Decker Corp. (b)..             47         2,855
The Stanley Works(b)..........             59         2,463
Toll Brothers, Inc. (a)(b)....             81         2,043
Whirlpool Corp. (b)...........             54         4,282
                                                -----------
                                                     36,128
                                                -----------
HOUSEHOLD PRODUCTS -- 2.6%
Church & Dwight Co., Inc.
  (b).........................             43         2,670
Colgate-Palmolive Co. ........            366        27,578
Energizer Holdings, Inc.
  (a)(b)......................             42         3,383
Kimberly-Clark Corp. (b)......            299        19,387
Procter & Gamble Co. .........          2,161       150,600
The Clorox Co. (b)............             96         6,019
                                                -----------
                                                    209,637
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
Calpine Corp. (a)(b)..........            240         3,120
Constellation Energy Group,
  Inc. (b)....................            132         3,207
Dynegy, Inc. (Class A)
  (a)(b)......................            419         1,500
Mirant Corp. (a)..............            134         2,451
NRG Energy, Inc. (a)(b).......            172         4,257
Reliant Energy, Inc. (a)(b)...            237         1,742
The AES Corp. (a)(b)..........            471         5,506
                                                -----------
                                                     21,783
                                                -----------
INDUSTRIAL CONGLOMERATES -- 2.9%
3M Co. (b)....................            462        31,559
General Electric Co. (b)......          7,192       183,396
McDermott International, Inc.
  (a).........................            169         4,318
Textron, Inc. ................            177         5,183
Tyco International, Ltd. .....            342        11,977
                                                -----------
                                                    236,433
                                                -----------
INSURANCE -- 4.5%
AFLAC, Inc. ..................            342        20,092
American International Group,
  Inc. (b)....................          1,684         5,608
AON Corp. (b).................            176         7,913
Arch Capital Group, Ltd. (a)..             38         2,775
Assurant, Inc. (b)............             71         3,905
Axis Capital Holdings, Ltd. ..             98         3,108
Berkshire Hathaway, Inc.
  (Class A) (a)...............              1       130,600
Brown & Brown, Inc. (b).......             77         1,665
Chubb Corp. ..................            260        14,274
Cincinnati Financial Corp.
  (b).........................            105         2,986

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
CNA Financial Corp. (b).......             15   $       394
Everest Re Group, Ltd. (b)....             45         3,894
Fidelity National Financial,
  Inc. (Class A) (b)..........            157         2,308
Genworth Financial, Inc.
  (Class A)...................            312         2,686
Hartford Financial Services
  Group, Inc. ................            217         8,895
Lincoln National Corp. (b)....            187         8,005
Loews Corp. (b)...............            254        10,030
Markel Corp. (a)..............              7         2,461
Marsh & McLennan Cos., Inc. ..            368        11,688
MetLife, Inc. (b).............            295        16,520
Nationwide Financial Services,
  Inc. (Class A)..............             39         1,924
Old Republic International
  Corp. (b)...................            146         1,862
PartnerRe, Ltd. ..............             42         2,860
Philadelphia Consolidated
  Holding Co. (a).............             44         2,577
Principal Financial Group,
  Inc. .......................            173         7,524
Protective Life Corp. (b).....             45         1,283
Prudential Financial, Inc. ...            308        22,176
RenaissanceRe Holdings,
  Ltd. .......................             42         2,184
The Allstate Corp. (b)........            390        17,987
The Progressive Corp. ........            442         7,691
The Travelers Cos., Inc. .....            426        19,255
Torchmark Corp. (b)...........             65         3,887
Transatlantic Holdings, Inc.
  (b).........................             18           978
Unum Group....................            261         6,551
White Mountains Insurance
  Group, Ltd. ................              6         2,818
WR Berkley Corp. .............            107         2,520
XL Capital, Ltd. (Class A)
  (b).........................            225         4,036
                                                -----------
                                                    367,920
                                                -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)(b).......            218        15,861
Expedia, Inc. (a)(b)..........            153         2,312
Liberty Media Holding
  Corp. -- Interactive (Series
  A) (a)(b)...................            459         5,926
priceline.com, Inc. (a)(b)....             23         1,574
                                                -----------
                                                     25,673
                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.3%
Akamai Technologies, Inc.
  (a)(b)......................            118         2,058
eBay, Inc. (a)................            814        18,217
Google, Inc. (Class A) (a)....            164        65,685
IAC/InterActiveCorp (a)(b)....             47           813
VeriSign, Inc. (a)(b).........            140         3,651
Yahoo!, Inc. (a)(b)...........            925        16,003
                                                -----------
                                                    106,427
                                                -----------
IT SERVICES -- 1.5%
Accenture, Ltd. (Class A).....            400        15,200
Affiliated Computer Services,
  Inc. (Class A) (a)(b).......             66         3,341
Alliance Data Systems Corp.
  (a)(b)......................             53         3,359
Automatic Data Processing,
  Inc. (b)....................            374        15,988
Cognizant Technology Solutions
  Corp. (Class A) (a)(b)......            207         4,726
Computer Sciences Corp.
  (a)(b)......................            108         4,340
DST Systems, Inc. (a)(b)......             31         1,736
Fidelity National Information
  Services, Inc. .............            136         2,510
Fiserv, Inc. (a)(b)...........            118         5,584
Global Payments, Inc. (b).....             63         2,826
Hewitt Associates, Inc. (Class
  A) (a)......................             63         2,296
Lender Processing Services,
  Inc. .......................             68         2,075
Mastercard, Inc. (Class A)
  (b).........................             61        10,817
Metavante Technologies, Inc.
  (a)(b)......................             64         1,233
Paychex, Inc. ................            233         7,696
SAIC, Inc. (a)(b).............            133         2,691
The Western Union Co. (b).....            534        13,174
Total System Services, Inc. ..            144         2,362
Visa, Inc. (Class A) (b)......            320        19,645
                                                -----------
                                                    121,599
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co. (b).........            197         3,030
Hasbro, Inc. (b)..............             91         3,159
Mattel, Inc. .................            249         4,492
                                                -----------
                                                     10,681
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Applera Corp. -- Applied
  Biosystems Group............            121         4,144
Charles River Laboratories
  International, Inc. (a)(b)..             50         2,777
Covance, Inc. (a)(b)..........             44         3,890
Illumina, Inc. (a)(b).........             82         3,323
Invitrogen Corp. (a)(b).......             66         2,495
Millipore Corp. (a)(b)........             41         2,821
PerkinElmer, Inc. ............             85         2,122
Pharmaceutical Product
  Development, Inc. (b).......             72         2,977
Thermo Fisher Scientific, Inc.
  (a)(b)......................            303        16,665
Waters Corp. (a)..............             71         4,131
                                                -----------
                                                     45,345
                                                -----------
MACHINERY -- 1.8%
AGCO Corp. (a)(b).............             62         2,642
Bucyrus International, Inc.
  (Class A) (b)...............             54         2,413
Caterpillar, Inc. (b).........            438        26,105
Cummins, Inc. (b).............            132         5,771
Danaher Corp. ................            178        12,353
Deere & Co. ..................            314        15,543
Donaldson Co., Inc. (b).......             51         2,137
Dover Corp. (b)...............            140         5,677
Eaton Corp. ..................            118         6,629
Flowserve Corp. ..............             42         3,728
Harsco Corp. (b)..............             54         2,008
Illinois Tool Works, Inc.
  (b).........................            320        14,224
Ingersoll-Rand Co., Ltd.
  (Class A) (b)...............            219         6,826
ITT Corp. ....................            132         7,341
Joy Global, Inc. (b)..........             79         3,566
Lincoln Electric Holdings,
  Inc. .......................             29         1,865
Navistar International Corp.
  (a)(b)......................             45         2,438
PACCAR, Inc. .................            252         9,624
Pall Corp. ...................             87         2,992
Parker-Hannifin Corp. ........            126         6,678
Pentair, Inc. (b).............             66         2,282
SPX Corp. (b).................             39         3,003
Terex Corp. (a)...............             75         2,289
The Manitowoc Co., Inc. (b)...             82         1,275
                                                -----------
                                                    149,409
                                                -----------
MEDIA -- 2.7%
Ascent Media Corp. (Series A)
  (a).........................              9           220
Cablevision Systems Corp.
  (Class A)...................            157         3,950
CBS Corp. (b).................            439         6,401

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a)(b)......................             25   $       342
Comcast Corp. (Class A) (b)...          1,995        39,162
Discovery Communications, Inc.
  (Series A) (a)(b)...........            202         2,878
Discovery Communications, Inc.
  (Series C) (a)..............             95         1,345
DISH Network Corp. (Class A)
  (a).........................            150         3,150
Gannett Co., Inc. (b).........            166         2,807
Lamar Advertising Co. (Class
  A) (a)(b)...................             52         1,606
Liberty Global, Inc. (Series
  A) (a)(b)...................            223         6,757
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)(b)...........            380         9,489
News Corp. (Class A) (b)......          1,676        20,095
Omnicom Group, Inc. (b).......            225         8,676
Scripps Networks Interactive
  (Class A) (b)...............             57         2,070
Sirius XM Radio, Inc. (a)(b)..          2,136         1,217
The DIRECTV Group, Inc. (a)...            416        10,887
The Interpublic Group of Cos.,
  Inc. (a)(b).................            292         2,263
The McGraw-Hill Cos., Inc.
  (b).........................            231         7,302
The Walt Disney Co. (b).......          1,267        38,884
The Washington Post Co. (b)...              4         2,227
Time Warner Cable, Inc. (Class
  A) (a)(b)...................            109         2,638
Time Warner, Inc. (b).........          2,687        35,226
Viacom, Inc. (a)..............            396         9,837
Virgin Media, Inc. (b)........            223         1,762
                                                -----------
                                                    221,191
                                                -----------
METALS & MINING -- 0.9%
AK Steel Holding Corp. (b)....             76         1,970
Alcoa, Inc. (b)...............            579        13,074
Allegheny Technologies, Inc.
  (b).........................             71         2,098
Cleveland-Cliffs, Inc. .......             77         4,076
Freeport-McMoRan Copper &
  Gold, Inc. (b)..............            275        15,634
Newmont Mining Corp. (b)......            307        11,899
Nucor Corp. (b)...............            205         8,098
Reliance Steel & Aluminum Co.
  (b).........................             43         1,633
Southern Copper Corp. (b).....            165         3,148
Steel Dynamics, Inc. (b)......            132         2,256
United States Steel Corp.
  (b).........................             86         6,674
                                                -----------
                                                     70,560
                                                -----------
MULTI-UTILITIES -- 1.3%
Alliant Energy Corp. .........             81         2,609
Ameren Corp. (b)..............            150         5,855
CenterPoint Energy, Inc. (b)..            190         2,768
CMS Energy Corp. (b)..........            145         1,808
Consolidated Edison, Inc.
  (b).........................            195         8,377
Dominion Resources, Inc. (b)..            416        17,796
DTE Energy Co. ...............            117         4,694
Integrys Energy Group, Inc.
  (b).........................             52         2,597
MDU Resources Group, Inc. ....            122         3,538
NiSource, Inc. ...............            184         2,716
NSTAR.........................             75         2,513
PG&E Corp. (b)................            258         9,662
Public Service Enterprise
  Group, Inc. ................            362        11,870
Puget Energy, Inc. ...........             84         2,243
SCANA Corp. (b)...............             71         2,764
Sempra Energy.................            168         8,479
TECO Energy, Inc. (b).........            139         2,186
Wisconsin Energy Corp. (b)....             81         3,637
Xcel Energy, Inc. (b).........            314         6,277
                                                -----------
                                                    102,389
                                                -----------
MULTILINE RETAIL -- 0.7%
Dollar Tree Stores, Inc. (a)..             65         2,363
Family Dollar Stores, Inc.
  (b).........................             95         2,252
J. C. Penney Co., Inc. (b)....            143         4,768
Kohl's Corp. (a)(b)...........            209         9,631
Macy's, Inc. (b)..............            292         5,250
Nordstrom, Inc. (b)...........            128         3,689
Sears Holdings Corp. (a)(b)...             52         4,862
Target Corp. (b)..............            508        24,917
                                                -----------
                                                     57,732
                                                -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)...............            628         7,241
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 10.4%
Alpha Natural Resources, Inc.
  (a).........................             51         2,623
Anadarko Petroleum Corp. (b)..            339        16,445
Apache Corp. .................            241        25,131
Arch Coal, Inc. (b)...........            100         3,289
Boardwalk Pipeline Partners LP
  (b).........................             17           350
Cabot Oil & Gas Corp. (b).....             65         2,349
Chesapeake Energy Corp. (b)...            390        13,985
Chevron Corp. (b).............          1,480       122,070
Cimarex Energy Co. (b)........             55         2,690
CNX Gas Corp. (a)(b)..........             17           381
ConocoPhillips................          1,013        74,202
CONSOL Energy, Inc. (b).......            132         6,057
Continental Resources, Inc.
  (a)(b)......................             24           942
Denbury Resources, Inc.
  (a)(b)......................            174         3,313
Devon Energy Corp. (b)........            302        27,542
El Paso Corp. (b).............            510         6,508
Enbridge Energy Partners LP
  (b).........................             45         1,790
Energy Transfer Equity LP
  (b).........................             88         1,914
Energy Transfer Partners LP
  (b).........................             53         1,952
Enterprise GP Holdings LP
  (b).........................             18           424
Enterprise Products Partners
  LP..........................            211         5,437
EOG Resources, Inc. (b).......            177        15,834
Exxon Mobil Corp. (b).........          3,741       290,526
Forest Oil Corp. (a)(b).......             51         2,530
Hess Corp. (b)................            207        16,991
Kinder Morgan Energy Partners
  LP (b)......................            118         6,140
Kinder Morgan Management LLC
  (a)(b)......................             42         2,066
Marathon Oil Corp. (b)........            508        20,254
Massey Energy Co. (b).........             61         2,176
Murphy Oil Corp. (b)..........            137         8,787
Newfield Exploration Co.
  (a)(b)......................             88         2,815
Noble Energy, Inc. ...........            118         6,560
Occidental Petroleum Corp.
  (b).........................            595        41,918
ONEOK Partners LP (b).........             33         1,674
Patriot Coal Corp. (a)(b).....             38         1,104
Peabody Energy Corp. (b)......            195         8,775
Petrohawk Energy Corp. (a)....            178         3,850
Pioneer Natural Resources
  Co. ........................             88         4,601
Plains All American Pipeline
  LP (b)......................             77         3,051
Plains Exploration &
  Production Co. (a)(b).......             76         2,672
Quicksilver Resources, Inc.
  (a)(b)......................             73         1,433

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Range Resources Corp. ........            108   $     4,630
SandRidge Energy, Inc.
  (a)(b)......................             59         1,156
Southwestern Energy Co.
  (a)(b)......................            246         7,513
Spectra Energy Corp. (b)......            454        10,805
Sunoco, Inc. (b)..............             86         3,060
Teekay Corp. (b)..............             25           660
The Williams Cos., Inc. (b)...            415         9,815
Ultra Petroleum Corp. (a)(b)..            106         5,866
Valero Energy Corp. (b).......            380        11,514
Walter Industries, Inc. ......             40         1,898
Whiting Petroleum Corp. (a)...             31         2,209
XTO Energy, Inc. (b)..........            396        18,422
                                                -----------
                                                    840,699
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)(b)...........            331         1,523
International Paper Co. (b)...            318         8,325
MeadWestvaco Corp. (b)........            125         2,914
Weyerhaeuser Co. (b)..........            156         9,450
                                                -----------
                                                     22,212
                                                -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..........            311        12,928
The Estee Lauder Cos., Inc.
  (Class A) (b)...............             69         3,444
                                                -----------
                                                     16,372
                                                -----------
PHARMACEUTICALS -- 6.0%
Abbott Laboratories...........          1,108        63,799
Allergan, Inc. (b)............            214        11,021
Barr Pharmaceuticals, Inc.
  (a).........................             78         5,093
Bristol-Myers Squibb Co. .....          1,413        29,461
Eli Lilly & Co. ..............            699        30,777
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................             90         1,800
Forest Laboratories, Inc.
  (a).........................            223         6,307
Johnson & Johnson.............          2,013       139,461
King Pharmaceuticals, Inc.
  (a)(b)......................            167         1,600
Merck & Co., Inc. ............          1,545        48,760
Mylan, Inc. (a)(b)............            195         2,227
Pfizer, Inc. (b)..............          4,855        89,526
Schering-Plough Corp. (b).....          1,158        21,388
Warner Chilcott, Ltd. (Class
  A) (a)(b)...................             48           726
Wyeth.........................            964        35,610
                                                -----------
                                                    487,556
                                                -----------
PROFESSIONAL SERVICES -- 0.2%
Equifax, Inc. (b).............             86         2,963
FTI Consulting, Inc. (a)(b)...             36         2,601
Manpower, Inc. (b)............             53         2,287
Monster Worldwide, Inc. (a)...             77         1,148
Robert Half International,
  Inc. (b)....................            121         2,995
The Dun & Bradstreet Corp. ...             43         4,057
                                                -----------
                                                     16,051
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
AMB Property Corp. (b)........             69         3,126
Annaly Capital Management,
  Inc. .......................            375         5,044
Apartment Investment &
  Management Co. (Class A)
  (b).........................             62         2,171
Avalonbay Communities, Inc. ..             53         5,216
Boston Properties, Inc. (b)...             87         8,148
Camden Property Trust (b).....             39         1,789
CapitalSource, Inc. (b).......            155         1,907
Developers Diversified Realty
  Corp. ......................             88         2,789
Duke Realty Corp. (b).........             96         2,360
Equity Residential(b).........            201         8,926
Federal Realty Investment
  Trust.......................             42         3,595
General Growth Properties,
  Inc. (b)....................            182         2,748
HCP, Inc. (b).................            180         7,223
Health Care REIT, Inc. (b)....             73         3,886
Host Hotels & Resorts, Inc. ..            360         4,784
Kimco Realty Corp. (b)........            159         5,873
Liberty Property Trust........             58         2,184
Mack-Cali Realty Corp. .......             41         1,389
Plum Creek Timber Co., Inc.
  (b).........................            122         6,083
ProLogis (b)..................            190         7,841
Public Storage (b)............             93         9,208
Rayonier, Inc. ...............             56         2,652
Regency Centers Corp. (b).....             48         3,201
Simon Property Group, Inc.
  (b).........................            162        15,714
SL Green Realty Corp. ........             45         2,916
The Macerich Co. .............             50         3,182
UDR, Inc. (b).................             87         2,275
Ventas, Inc. (b)..............            103         5,090
Vornado Realty Trust (b)......            104         9,459
Weingarten Realty Investors
  (b).........................             52         1,855
                                                -----------
                                                    142,634
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ..            142         2,249
CB Richard Ellis Group, Inc.
  (Class A)(a)(b).............            131         1,752
Forest City Enterprises, Inc.
  (Class A)...................             48         1,472
                                                -----------
                                                      5,473
                                                -----------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe
  Corp. ......................            202        18,671
CSX Corp. (b).................            286        15,607
Hertz Global Holdings, Inc.
  (a)(b)......................             94           712
J.B. Hunt Transport Services,
  Inc. (b)....................             79         2,636
Kansas City Southern (a)(b)...             66         2,928
Norfolk Southern Corp. .......            274        18,141
Ryder Systems, Inc. (b).......             41         2,542
Union Pacific Corp. ..........            367        26,116
                                                -----------
                                                     87,353
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.1%
Advanced Micro Devices, Inc.
  (a)(b)......................            406         2,131
Altera Corp. (b)..............            208         4,301
Analog Devices, Inc. (b)......            216         5,692
Applied Materials, Inc. (b)...            963        14,570
Broadcom Corp. (Class A)
  (a)(b)......................            322         5,999
Cypress Semiconductor Corp.
  (a)(b)......................            103           538
Intel Corp. (b)...............          4,049        75,838
Intersil Corp. (Class A)......             99         1,641
KLA-Tencor Corp. (b)..........            132         4,178
Lam Research Corp. (a)(b).....             97         3,055
Linear Technology Corp. (b)...            148         4,538
LSI Logic Corp. (a)...........            459         2,460
Marvell Technology Group, Ltd.
  (a)(b)......................            320         2,976
MEMC Electronic Materials,
  Inc. (a)....................            162         4,578
Microchip Technology, Inc.
  (b).........................            133         3,914
Micron Technology, Inc.
  (a)(b)......................            544         2,203
National Semiconductor
  Corp. ......................            165         2,840

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
NVIDIA Corp. (a)(b)...........            394   $     4,220
ON Semiconductor Corp.
  (a)(b)......................            285         1,927
Texas Instruments, Inc. (b)...            945        20,317
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....             48         1,206
Xilinx, Inc. (b)..............            200         4,690
                                                -----------
                                                    173,812
                                                -----------
SOFTWARE -- 3.6%
Activision Blizzard, Inc.
  (a).........................            414         6,388
Adobe Systems, Inc. (a)(b)....            389        15,354
Ansys, Inc. (a)(b)............             64         2,424
Autodesk, Inc. (a)............            168         5,636
BMC Software, Inc. (a)(b).....            131         3,751
CA, Inc. .....................            294         5,868
Citrix Systems, Inc. (a)(b)...            126         3,183
Electronic Arts, Inc. (a).....            225         8,323
Intuit, Inc. (a)..............            215         6,796
McAfee, Inc. (a)(b)...........            114         3,872
Microsoft Corp. ..............          5,849       156,110
Oracle Corp. (a)..............          2,827        57,416
Red Hat, Inc. (a)(b)..........            126         1,899
Salesforce.com, Inc. (a)(b)...             73         3,533
Symantec Corp. (a)(b).........            609        11,924
Synopsys, Inc. (a)............             94         1,875
VMware, Inc. (Class A)
  (a)(b)......................             27           719
                                                -----------
                                                    295,071
                                                -----------
SPECIALTY RETAIL -- 1.7%
Abercrombie & Fitch Co. (Class
  A) (b)......................             60         2,367
Advance Auto Parts, Inc. .....             61         2,419
American Eagle Outfitters,
  Inc. (b)....................            135         2,059
AutoZone, Inc. (a)(b).........             32         3,947
Bed Bath & Beyond, Inc.
  (a)(b)......................            181         5,685
Best Buy Co., Inc. (b)........            240         9,000
CarMax, Inc. (a)(b)...........            146         2,044
GameStop Corp. (Class A)
  (a)(b)......................            106         3,626
Guess ?, Inc. (b).............             44         1,531
Limited Brands, Inc. (b)......            209         3,620
Lowe's Cos., Inc. ............          1,040        24,638
O'Reilly Automotive, Inc.
  (a).........................             97         2,597
PetSmart, Inc. (b)............             97         2,397
Ross Stores, Inc. (b).........            101         3,718
Staples, Inc. (b).............            512        11,520
The Gap, Inc. ................            373         6,632
The Home Depot, Inc. .........          1,214        31,430
The Sherwin-Williams Co. (b)..             72         4,115
The TJX Cos., Inc. (b)........            306         9,339
Tiffany & Co. (b).............             85         3,019
Urban Outfitters, Inc.
  (a)(b)......................             78         2,486
                                                -----------
                                                    138,189
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)(b)............            243         6,085
NIKE, Inc. (Class B) (b)......            253        16,925
Polo Ralph Lauren Corp. (b)...             42         2,799
V. F. Corp. (b)...............             61         4,716
                                                -----------
                                                     30,525
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc.
  (b).........................            361         6,660
New York Community Bancorp,
  Inc. (b)....................            234         3,929
People's United Financial,
  Inc. (b)....................            122         2,348
Sovereign Bancorp, Inc. (b)...            350         1,383
TFS Financial Corp. (b).......             50           626
                                                -----------
                                                     14,946
                                                -----------
TOBACCO -- 1.5%
Altria Group, Inc. ...........          1,483        29,423
Lorillard, Inc. (b)...........            125         8,894
Philip Morris International,
  Inc. .......................          1,517        72,968
Reynolds American, Inc. ......            120         5,834
UST, Inc. ....................            101         6,720
                                                -----------
                                                    123,839
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)..............             94         4,643
W.W. Grainger, Inc. (b).......             45         3,913
                                                -----------
                                                      8,556
                                                -----------
WATER UTILITIES -- 0.0% (d)
American Water Works Co.,
  Inc. .......................             42           903
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A)
  (a)(b)......................            292        10,503
Crown Castle International
  Corp. (a)(b)................            173         5,012
Leap Wireless International,
  Inc. (a)(b).................             34         1,295
MetroPCS Communications, Inc.
  (a)(b)......................            130         1,819
NII Holdings, Inc. (a)(b).....            122         4,626
SBA Communications Corp.
  (Class A) (a)(b)............             73         1,889
Sprint Nextel Corp. (b).......          2,031        12,389
Telephone & Data Systems, Inc.
  (b).........................             72         2,574
US Cellular Corp. (a)(b)......             12           563
                                                -----------
                                                     40,670
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $9,825,711)...........                    8,055,278
                                                -----------
SHORT TERM INVESTMENTS -- 23.9%
MONEY MARKET FUNDS -- 23.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............      1,857,958     1,857,958
STIC Prime Portfolio..........         71,634        71,634
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $1,929,592)...........                    1,929,592
                                                -----------
TOTAL INVESTMENTS -- 123.4%
  (Cost $11,755,303)..........                    9,984,870
OTHER ASSETS AND
  LIABILITIES -- (23.4)%......                   (1,891,673)
                                                -----------
NET ASSETS -- 100.0%..........                  $ 8,093,197
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated issuer. (See accompanying notes.)
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.6%
Alliant Techsystems, Inc.
  (a)(b)....................           1,510   $    141,849
General Dynamics Corp. .....          15,176      1,117,257
L-3 Communications Holdings,
  Inc. (b)..................           5,541        544,791
Lockheed Martin Corp. ......          14,280      1,566,088
Precision Castparts Corp. ..           6,246        492,060
Rockwell Collins, Inc. .....           7,167        344,661
Spirit Aerosystems Holdings,
  Inc. (a)..................           4,582         73,633
United Technologies Corp. ..          40,302      2,420,538
                                               ------------
                                                  6,700,877
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide,
  Inc. (b)..................           7,616        388,111
Expeditors International
  Washington, Inc. .........           9,535        332,200
FedEx Corp. (b).............          13,134      1,038,111
                                               ------------
                                                  1,758,422
                                               ------------
AIRLINES -- 0.2%
AMR Corp. (a)(b)............          11,366        111,614
Southwest Airlines Co. .....          33,173        481,340
                                               ------------
                                                    592,954
                                               ------------
AUTO COMPONENTS -- 0.1%
BorgWarner, Inc. (b)........           5,386        176,499
The Goodyear Tire & Rubber
  Co. (a)...................          10,821        165,670
                                               ------------
                                                    342,169
                                               ------------
AUTOMOBILES -- 0.2%
Harley-Davidson, Inc. (b)...          10,924        407,465
                                               ------------
BEVERAGES -- 3.0%
Anheuser-Busch Cos., Inc. ..          32,282      2,094,456
Brown-Forman Corp. (Class
  B)(b).....................           3,250        233,383
Constellation Brands, Inc.
  (Class A) (a).............           8,759        187,968
Hansen Natural Corp.
  (a)(b)....................           3,509        106,147
PepsiCo, Inc. ..............          70,890      5,052,331
The Pepsi Bottling Group,
  Inc. .....................           6,390        186,396
                                               ------------
                                                  7,860,681
                                               ------------
BIOTECHNOLOGY -- 4.0%
Abraxis Bioscience, Inc.
  (a)(b)....................             252         17,378
Alexion Pharmaceuticals,
  Inc. (a)(b)...............           3,496        137,393
Amgen, Inc. (a).............          47,777      2,831,743
Amylin Pharmaceuticals, Inc.
  (a)(b)....................           5,943        120,167
Biogen Idec, Inc. (a).......          13,272        667,449
BioMarin Pharmaceutical,
  Inc. (a)(b)...............           4,705        124,635
Celgene Corp. (a)...........          20,554      1,300,657
Cephalon, Inc. (a)(b).......           3,018        233,865
Genentech, Inc. (a).........          20,910      1,854,299
Genzyme Corp. (a)...........          12,006        971,165
Gilead Sciences, Inc. (a)...          41,565      1,894,533
ImClone Systems, Inc. (a)...           2,775        173,271
Vertex Pharmaceuticals, Inc.
  (a).......................           6,194        205,889
                                               ------------
                                                 10,532,444
                                               ------------
CAPITAL MARKETS -- 1.4%
Affiliated Managers Group,
  Inc. (a)(b)...............           1,851        153,355
BlackRock, Inc. (b).........             872        169,604
Eaton Vance Corp. ..........           5,103        179,779
Franklin Resources, Inc. ...           7,128        628,191
Invesco, Ltd. (b)...........          17,480        366,730
Raymond James Financial,
  Inc. (b)..................           4,320        142,474
SEI Investments Co. ........           6,282        139,460
T. Rowe Price Group, Inc. ..          11,683        627,494
TD Ameritrade Holding Corp.
  (a).......................          10,733        173,875
The Charles Schwab Corp. ...          42,537      1,105,962
                                               ------------
                                                  3,686,924
                                               ------------
CHEMICALS -- 2.0%
Airgas, Inc. ...............           3,179        157,837
Albemarle Corp. ............           4,273        131,779
Celanese Corp. (SeriesA)....           6,721        187,583
Ecolab, Inc. (b)............           8,036        389,907
Huntsman Corp. .............           3,929         49,505
Intrepid Potash, Inc.
  (a)(b)....................           1,276         38,459
Monsanto Co. ...............          24,475      2,422,535
Praxair, Inc. ..............          14,243      1,021,793
Sigma-Aldrich Corp. (b).....           4,823        252,822
Terra Industries, Inc. (b)..           4,018        118,129
The Mosaic Co. .............           6,631        451,041
                                               ------------
                                                  5,221,390
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries,
  Inc. (a)..................          17,846        198,269
Cintas Corp. ...............           5,876        168,700
Copart, Inc. (a)............           2,878        109,364
Corrections Corp. of America
  (a).......................           5,653        140,477
Covanta Holding Corp.
  (a)(b)....................           5,377        128,725
Iron Mountain, Inc. (a)(b)..           8,188        199,869
Stericycle, Inc. (a)........           3,833        225,802
Waste Management, Inc. .....          22,357        704,022
                                               ------------
                                                  1,875,228
                                               ------------
COMMUNICATIONS EQUIPMENT -- 4.6%
Cisco Systems, Inc. (a).....         269,886      6,088,628
Corning, Inc. ..............          70,587      1,103,981
EchoStar Corp. (Class A)
  (a)(b)....................           1,827         44,031
Harris Corp. ...............           6,075        280,665
JDS Uniphase Corp. (a)(b)...          10,055         85,065
Juniper Networks, Inc.
  (a)(b)....................          24,546        517,184
Motorola, Inc. .............          95,231        679,950
QUALCOMM, Inc. .............          74,357      3,195,120
                                               ------------
                                                 11,994,624
                                               ------------
COMPUTERS & PERIPHERALS -- 5.0%
Apple, Inc. (a).............          39,644      4,505,937
Dell, Inc. (a)..............          80,394      1,324,893
EMC Corp. (a)...............          93,307      1,115,952
Hewlett-Packard Co. (b).....         111,651      5,162,742
NCR Corp. (a)(b)............           7,322        161,450
NetApp, Inc. (a)(b).........          14,780        269,439
SanDisk Corp. (a)(b)........          10,390        203,125
Teradata Corp. (a)..........           8,130        158,535
Western Digital Corp.
  (a)(b)....................           9,767        208,233
                                               ------------
                                                 13,110,306
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Fluor Corp. ................           8,034        447,494
Foster Wheeler, Ltd. (a)....           6,504        234,859
Jacobs Engineering Group,
  Inc. (a)..................           5,545        301,149
KBR, Inc. ..................           7,469        114,052

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Quanta Services, Inc.
  (a)(b)....................           7,868   $    212,515
The Shaw Group, Inc. (a)....           3,455        106,172
                                               ------------
                                                  1,416,241
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)..................           1,829        204,811
                                               ------------
CONSUMER FINANCE -- 0.7%
American Express Co. (b)....          46,272      1,639,417
Discover Financial
  Services..................          19,640        271,425
                                               ------------
                                                  1,910,842
                                               ------------
CONTAINERS & PACKAGING -- 0.3%
Ball Corp. .................           4,391        173,401
Crown Holdings, Inc. (a)....           7,450        165,464
Pactiv Corp. (a)(b).........           6,059        150,445
Sealed Air Corp. (b)........           6,946        152,743
                                               ------------
                                                    642,053
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Apollo Group, Inc. (a)(b)...           6,088        361,018
DeVry, Inc. ................           2,778        137,622
H&R Block, Inc. (b).........          14,966        340,477
ITT Educational Services,
  Inc. (a)(b)...............           1,788        144,667
Weight Watchers
  International, Inc. (b)...           1,568         57,389
                                               ------------
                                                  1,041,173
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
CME Group, Inc. ............           3,426      1,272,793
Intercontinental Exchange,
  Inc. (a)..................           3,169        255,675
Leucadia National Corp. ....           7,788        353,887
Moody's Corp. (b)...........           9,498        322,932
NYSE Euronext...............          10,105        395,914
The Nasdaq OMX Group, Inc.
  (a)(b)....................           7,090        216,741
                                               ------------
                                                  2,817,942
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Level 3 Communications, Inc.
  (a)(b)....................          71,671        193,512
Windstream Corp. (b)........          19,843        217,082
                                               ------------
                                                    410,594
                                               ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (b)..           7,533        276,988
                                               ------------
ELECTRICAL EQUIPMENT -- 1.1%
AMETEK, Inc. ...............           4,673        190,518
Cooper Industries, Ltd. ....           7,816        312,249
Emerson Electric Co. .......          35,266      1,438,500
First Solar, Inc. (a)(b)....           2,057        388,588
Roper Industries, Inc. (b)..           4,008        228,296
SunPower Corp. (Class A)
  (a)(b)....................           1,659        117,673
SunPower Corp. (Class B)
  (a).......................           1,863        128,640
                                               ------------
                                                  2,804,464
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.0%
Agilent Technologies, Inc.
  (a)(b)....................          16,501        489,420
Amphenol Corp. (Class
  A)(b).....................           7,894        316,865
Arrow Electronics, Inc.
  (a).......................           5,447        142,820
Avnet, Inc. (a).............           6,733        165,834
Dolby Laboratories, Inc.
  (a).......................           2,365         83,224
FLIR Systems, Inc. (a)(b)...           6,177        237,320
Itron, Inc. (a)(b)..........           1,542        136,513
Jabil Circuit, Inc. ........           8,379         79,936
Mettler-Toledo
  International, Inc. (a)...           1,588        155,624
Molex, Inc. (b).............           6,363        142,850
Trimble Navigation, Ltd.
  (a).......................           5,456        141,092
Tyco Electronics, Ltd. .....          21,335        590,126
                                               ------------
                                                  2,681,624
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 5.2%
Baker Hughes, Inc. .........          13,954        844,775
BJ Services Co. ............          13,271        253,874
Cameron International Corp.
  (a)(b)....................           9,836        379,079
Diamond Offshore Drilling,
  Inc. (b)..................           2,946        303,615
ENSCO International, Inc. ..           6,630        382,087
Exterran Holdings, Inc.
  (a)(b)....................           2,895         92,524
FMC Technologies, Inc. (a)..           5,943        276,647
Halliburton Co. ............          39,806      1,289,316
Helmerich & Payne, Inc. ....           4,399        189,993
IHS, Inc. (Class A) (a).....           2,014         95,947
Nabors Industries, Ltd.
  (a).......................          12,947        322,639
National-Oilwell Varco, Inc.
  (a).......................          18,624        935,483
Noble Corp. ................          12,133        532,639
Patterson-UTI Energy,
  Inc. .....................           7,054        141,221
Pride International, Inc.
  (a).......................           7,783        230,455
Rowan Cos., Inc. (b)........           5,022        153,422
Schlumberger, Ltd. .........          54,019      4,218,344
Smith International, Inc. ..           9,770        572,913
Superior Energy Services,
  Inc. (a)..................           3,599        112,073
Transocean, Inc. (a)(b).....          14,255      1,565,769
Weatherford International,
  Ltd. (a)..................          30,700        771,798
                                               ------------
                                                 13,664,613
                                               ------------
FOOD & STAPLES RETAILING -- 4.8%
Costco Wholesale Corp. .....          19,728      1,280,939
CVS Caremark Corp. .........          64,644      2,175,917
Sysco Corp. ................          27,088        835,123
Wal-Mart Stores, Inc. ......         110,413      6,612,635
Walgreen Co. ...............          44,724      1,384,655
Whole Foods Market, Inc.
  (b).......................           6,230        124,787
                                               ------------
                                                 12,414,056
                                               ------------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  (b).......................          26,475        580,067
Dean Foods Co. (a)(b).......           6,632        154,924
Wm. Wrigley Jr. Co. ........          10,255        814,247
                                               ------------
                                                  1,549,238
                                               ------------
GAS UTILITIES -- 0.3%
Energen Corp. ..............           2,895        131,086
Equitable Resources, Inc. ..           6,021        220,850
ONEOK, Inc. ................           4,265        146,716
Questar Corp. ..............           7,754        317,294
                                               ------------
                                                    815,946
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.4%
Baxter International,
  Inc. .....................          28,662      1,881,087
Beckman Coulter, Inc. (b)...           2,823        200,405
Becton, Dickinson & Co. ....          10,355        831,092
Boston Scientific Corp.
  (a).......................          66,950        821,477
C.R. Bard, Inc. (b).........           4,498        426,725
Covidien, Ltd. .............          22,312      1,199,493
Dentsply International, Inc.
  (b).......................           6,280        235,751
Hologic, Inc. (a)...........          11,397        220,304

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
IDEXX Laboratories, Inc.
  (a)(b)....................           2,672   $    146,426
Intuitive Surgical, Inc.
  (a).......................           1,777        428,222
Kinetic Concepts, Inc.
  (a)(b)....................           2,281         65,214
Medtronic, Inc. (b).........          50,882      2,549,188
St. Jude Medical, Inc. (a)..          15,379        668,833
Stryker Corp. ..............          14,131        880,361
Varian Medical Systems, Inc.
  (a).......................           5,649        322,727
Zimmer Holdings, Inc. (a)...          10,206        658,899
                                               ------------
                                                 11,536,204
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Aetna, Inc. ................          21,260        767,699
AmerisourceBergen Corp. ....           7,052        265,508
Cardinal Health, Inc. ......          16,122        794,492
Community Health Systems,
  Inc. (a)(b)...............           4,239        124,245
Coventry Health Care, Inc.
  (a).......................           6,668        217,043
DaVita, Inc. (a)............           4,659        265,610
Express Scripts, Inc. (Class
  A) (a)(b).................           9,386        692,874
Health Net, Inc. (a)(b).....           4,791        113,068
Henry Schein, Inc. (a)(b)...           4,017        216,275
Humana, Inc. (a)............           7,715        317,858
Lincare Holdings, Inc.
  (a)(b)....................           3,517        105,827
McKesson Corp. .............          12,561        675,907
Medco Health Solutions, Inc.
  (a).......................          22,880      1,029,600
Omnicare, Inc. (b)..........           4,791        137,837
Patterson Cos., Inc. (a)....           5,305        161,325
Quest Diagnostics, Inc. ....           6,761        349,341
UnitedHealth Group, Inc. ...          55,500      1,409,145
WellPoint, Inc. (a).........          23,091      1,079,966
                                               ------------
                                                  8,723,620
                                               ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b).........           2,911        129,947
IMS Health, Inc. ...........           8,433        159,468
                                               ------------
                                                    289,415
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
Burger King Holdings,
  Inc. .....................           4,114        101,040
Darden Restaurants, Inc. ...           6,004        171,894
International Game
  Technology................          13,619        233,974
Las Vegas Sands Corp.
  (a)(b)....................           4,726        170,656
Marriott International, Inc.
  (Class A).................          14,208        370,687
MGM Mirage, Inc. (a)(b).....           4,249        121,096
Penn National Gaming, Inc.
  (a).......................           3,247         86,273
Starbucks Corp. (a).........          32,930        489,669
Starwood Hotels & Resorts
  Worldwide, Inc. ..........           7,661        215,580
Wyndham Worldwide Corp. ....           7,773        122,114
Wynn Resorts, Ltd. (b)......           2,542        207,529
Yum! Brands, Inc. ..........          21,355        696,387
                                               ------------
                                                  2,986,899
                                               ------------
HOUSEHOLD DURABLES -- 0.2%
Garmin, Ltd. (a)(b).........           5,587        189,623
Pulte Homes, Inc. (b).......           9,293        129,823
Toll Brothers, Inc. (a)(b)..           5,767        145,501
                                               ------------
                                                    464,947
                                               ------------
HOUSEHOLD PRODUCTS -- 4.6%
Church & Dwight Co., Inc. ..           3,095        192,169
Colgate-Palmolive Co. ......          22,998      1,732,899
Energizer Holdings, Inc.
  (a)(b)....................           2,587        208,383
Procter & Gamble Co. .......         135,820      9,465,296
The Clorox Co. (b)..........           6,183        387,612
                                               ------------
                                                 11,986,359
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Calpine Corp. (a)(b)........          16,041        208,533
Constellation Energy Group,
  Inc. .....................           8,286        201,350
Dynegy, Inc. (Class A)
  (a)(b)....................          21,978         78,681
NRG Energy, Inc. (a)(b).....          10,720        265,320
Reliant Energy, Inc. (a)....          15,626        114,851
The AES Corp. (a)(b)........          30,142        352,360
                                               ------------
                                                  1,221,095
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.1%
McDermott International,
  Inc. (a)..................          10,237        261,555
                                               ------------
INSURANCE -- 0.9%
AFLAC, Inc. ................          21,475      1,261,656
Axis Capital Holdings,
  Ltd. .....................           6,632        210,301
Brown & Brown, Inc. (b).....           5,027        108,684
Philadelphia Consolidated
  Holding Co. (a)...........           2,775        162,532
The Progressive Corp. ......          28,657        498,632
W.R. Berkley Corp. (b)......           6,430        151,426
                                               ------------
                                                  2,393,231
                                               ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. (a)........          13,936      1,013,984
Expedia, Inc. (a)(b)........           9,076        137,138
Liberty Media Holding
  Corp. -- Interactive
  (Series A) (a)............          27,430        354,121
priceline.com, Inc. (a)(b)..           1,588        108,667
                                               ------------
                                                  1,613,910
                                               ------------
INTERNET SOFTWARE & SERVICES -- 2.6%
Akamai Technologies, Inc.
  (a)(b)....................           7,468        130,242
eBay, Inc. (a)..............          50,454      1,129,160
Google, Inc. (Class A) (a)..          10,310      4,129,361
IAC/InterActiveCorp (a).....           2,877         49,772
VeriSign, Inc. (a)(b).......           9,013        235,059
Yahoo!, Inc. (a)............          58,249      1,007,708
                                               ------------
                                                  6,681,302
                                               ------------
IT SERVICES -- 2.8%
Accenture, Ltd. (Class A)...          25,082        953,116
Affiliated Computer
  Services, Inc. (Class A)
  (a).......................           4,070        206,064
Alliance Data Systems Corp.
  (a)(b)....................           2,998        190,013
Automatic Data Processing,
  Inc. .....................          23,397      1,000,222
Cognizant Technology
  Solutions Corp. (Class A)
  (a).......................          12,942        295,466
DST Systems, Inc. (a)(b)....           1,931        108,117
Fidelity National
  Information Services,
  Inc. .....................           8,530        157,464
Fiserv, Inc. (a)(b).........           7,398        350,073
Global Payments, Inc. ......           3,495        156,786
Hewitt Associates, Inc.
  (Class A) (a).............           3,893        141,861
Mastercard, Inc. (Class
  A)(b).....................           3,884        688,750
Metavante Technologies, Inc.
  (a).......................           3,927         75,634
Paychex, Inc. (b)...........          14,606        482,436
SAIC, Inc. (a)..............           8,328        168,475
The Western Union Co. ......          32,949        812,852

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Total System Services,
  Inc. .....................           9,299   $    152,503
Visa, Inc. (Class A)(b).....          20,152      1,237,131
                                               ------------
                                                  7,176,963
                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.1%
Applera Corp. -- Applied
  Biosystems Group..........           7,812        267,561
Charles River Laboratories
  International, Inc. (a)...           2,982        165,590
Covance, Inc. (a)(b)........           2,917        257,892
Illumina, Inc. (a)(b).......           5,257        213,066
Invitrogen Corp. (a)(b).....           4,041        152,750
Millipore Corp. (a).........           2,405        165,464
PerkinElmer, Inc. ..........           5,347        133,515
Pharmaceutical Product
  Development, Inc. ........           4,787        197,942
Thermo Fisher Scientific,
  Inc. (a)..................          18,965      1,043,075
Waters Corp. (a)............           4,614        268,443
                                               ------------
                                                  2,865,298
                                               ------------
MACHINERY -- 3.0%
AGCO Corp. (a)(b)...........           4,118        175,468
Bucyrus International, Inc.
  (Class A).................           3,393        151,599
Caterpillar, Inc. ..........          27,466      1,636,974
Cummins, Inc. ..............           8,262        361,215
Danaher Corp. (b)...........          11,128        772,283
Deere & Co. ................          19,426        961,587
Donaldson Co., Inc. (b).....           3,139        131,555
Dover Corp. ................           8,534        346,054
Harsco Corp. ...............           3,798        141,248
Illinois Tool Works, Inc.
  (b).......................          20,103        893,578
ITT Corp. ..................           8,159        453,722
Joy Global, Inc. ...........           4,886        220,554
Lincoln Electric Holdings,
  Inc. (b)..................           1,851        119,038
Navistar International Corp.
  (a).......................           2,778        150,512
PACCAR, Inc. ...............          15,779        602,600
Pall Corp. .................           5,308        182,542
Parker-Hannifin Corp. ......           7,607        403,171
Terex Corp. (a).............           4,428        135,142
The Manitowoc Co., Inc.
  (b).......................           5,796         90,128
                                               ------------
                                                  7,928,970
                                               ------------
MEDIA -- 5.0%
Ascent Media Corp. (Series
  A) (a)....................             607         14,817
Cablevision Systems Corp.
  (Class A).................          10,470        263,425
Clear Channel Outdoor
  Holdings, Inc. (Class A)
  (a)(b)....................           1,654         22,627
Comcast Corp. (Class A).....         125,053      2,454,790
Discovery Communications,
  Inc. (Series A) (a)(b)....          12,638        180,091
DISH Network Corp. (Class A)
  (a).......................           9,547        200,487
Lamar Advertising Co. (Class
  A) (a)(b).................           3,092         95,512
Liberty Global, Inc. (Series
  A) (a)(b).................          14,030        425,109
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)............          23,306        581,951
News Corp. (Class A)........         104,693      1,255,269
Omnicom Group, Inc. (b).....          14,467        557,848
Scripps Networks Interactive
  (Class A)(b)..............           3,686        133,839
Sirius XM Radio, Inc.
  (a)(b)....................         143,373         81,723
The DIRECTV Group, Inc.
  (a)(b)....................          26,149        684,319
The McGraw-Hill Cos., Inc.
  (b).......................          14,475        457,555
The Walt Disney Co. ........          79,672      2,445,134
Time Warner Cable, Inc.
  (Class A) (a)(b)..........           7,011        169,666
Time Warner, Inc. (b).......         169,199      2,218,199
Viacom, Inc. (a)(b).........          24,775        615,411
Virgin Media, Inc. (b)......          13,835        109,296
                                               ------------
                                                 12,967,068
                                               ------------
METALS & MINING -- 1.1%
AK Steel Holding Corp. .....           5,254        136,184
Allegheny Technologies, Inc.
  (b).......................           4,453        131,586
Freeport-McMoRan Copper &
  Gold, Inc. (b)............          17,196        977,593
Newmont Mining Corp. .......          19,509        756,169
Nucor Corp. ................          12,866        508,207
Reliance Steel & Aluminum
  Co. ......................           2,892        109,809
Southern Copper Corp. (b)...           9,916        189,197
Steel Dynamics, Inc. (b)....           9,002        153,844
                                               ------------
                                                  2,962,589
                                               ------------
MULTI-UTILITIES -- 0.3%
Public Service Enterprise
  Group, Inc. ..............          22,957        752,760
                                               ------------
MULTILINE RETAIL -- 1.1%
Dollar Tree Stores, Inc.
  (a).......................           3,972        144,422
Family Dollar Stores,
  Inc. .....................           5,861        138,906
J. C. Penney Co., Inc. .....           8,746        291,591
Kohl's Corp. (a)(b).........          13,140        605,491
Nordstrom, Inc. (b).........           7,527        216,928
Target Corp. (b)............          31,797      1,559,643
                                               ------------
                                                  2,956,981
                                               ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. ................          39,497        455,400
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 4.6%
Alpha Natural Resources,
  Inc. (a)..................           3,187        163,907
Anadarko Petroleum Corp. ...          21,111      1,024,095
Arch Coal, Inc. ............           6,360        209,180
Cabot Oil & Gas Corp. ......           4,597        166,136
Chesapeake Energy Corp.
  (b).......................          24,470        877,494
Cimarex Energy Co. (b)......           3,639        177,984
CNX Gas Corp. (a)(b)........           1,236         27,674
CONSOL Energy, Inc. (b).....           8,282        380,061
Continental Resources, Inc.
  (a)(b)....................           1,341         52,608
Denbury Resources, Inc.
  (a)(b)....................          11,314        215,419
Energy Transfer Equity LP...           5,807        126,302
EOG Resources, Inc. ........          11,139        996,495
Hess Corp. .................          13,089      1,074,345
Kinder Morgan Energy
  Partners LP...............           7,346        382,212
Kinder Morgan Management LLC
  (a).......................           3,202        157,538
Massey Energy Co. (b).......           3,805        135,724
Murphy Oil Corp. ...........           8,586        550,706
Newfield Exploration Co.
  (a).......................           6,099        195,107
Patriot Coal Corp. (a)......           2,366         68,732
Peabody Energy Corp. .......          12,272        552,240
Petrohawk Energy Corp. (a)..          11,206        242,386
Plains Exploration &
  Production Co. (a)........           4,739        166,623
Quicksilver Resources, Inc.
  (a)(b)....................           5,054         99,210
Range Resources Corp. ......           6,978        299,147

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SandRidge Energy, Inc.
  (a)(b)....................           4,178   $     81,889
Southwestern Energy Co.
  (a).......................          15,473        472,546
Sunoco, Inc. (b)............           5,469        194,587
The Williams Cos., Inc. ....          25,963        614,025
Ultra Petroleum Corp. (a)...           6,892        381,403
Valero Energy Corp. ........          23,636        716,171
Walter Industries, Inc. ....           2,469        117,154
XTO Energy, Inc. (b)........          24,810      1,154,161
                                               ------------
                                                 12,073,261
                                               ------------
PERSONAL PRODUCTS -- 0.4%
Avon Products, Inc. ........          19,254        800,389
The Estee Lauder Cos., Inc.
  (Class A)(b)..............           4,711        235,126
                                               ------------
                                                  1,035,515
                                               ------------
PHARMACEUTICALS -- 4.6%
Allergan, Inc. (b)..........          13,853        713,430
Barr Pharmaceuticals, Inc.
  (a).......................           4,800        313,440
Endo Pharmaceuticals
  Holdings, Inc. (a)........           4,736         94,720
Forest Laboratories, Inc.
  (a).......................          13,613        384,976
Johnson & Johnson...........         126,453      8,760,664
King Pharmaceuticals, Inc.
  (a).......................          11,147        106,788
Mylan, Inc. (a)(b)..........          13,498        154,147
Schering-Plough Corp. ......          73,122      1,350,563
Warner Chilcott, Ltd.
  (a)(b)....................           3,625         54,810
                                               ------------
                                                 11,933,538
                                               ------------
PROFESSIONAL SERVICES -- 0.4%
Equifax, Inc. ..............           5,819        200,464
FTI Consulting, Inc. (a)....           2,263        163,479
Manpower, Inc. .............           3,676        158,656
Monster Worldwide, Inc.
  (a)(b)....................           5,515         82,229
Robert Half International,
  Inc. (b)..................           7,165        177,334
The Dun & Bradstreet Corp.
  (b).......................           2,597        245,053
                                               ------------
                                                  1,027,215
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
Camden Property Trust(b)....           2,366        108,505
CapitalSource, Inc. (b).....          10,166        125,042
Simon Property Group, Inc.
  (b).......................          10,054        975,238
Ventas, Inc. (b)............           6,477        320,093
                                               ------------
                                                  1,528,878
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties
  Corp. ....................           9,194        145,633
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........           7,866        105,168
                                               ------------
                                                    250,801
                                               ------------
ROAD & RAIL -- 0.9%
CSX Corp. (b)...............          18,198        993,065
Hertz Global Holdings, Inc.
  (a)(b)....................           5,699         43,141
J.B. Hunt Transport
  Services, Inc. (b)........           5,085        169,687
Norfolk Southern Corp. .....          16,982      1,124,378
                                               ------------
                                                  2,330,271
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.4%
Advanced Micro Devices, Inc.
  (a)(b)....................          26,063        136,831
Altera Corp. (b)............          13,787        285,115
Analog Devices, Inc. (b)....          13,130        345,976
Applied Materials, Inc. ....          61,199        925,941
Broadcom Corp. (Class A)
  (a).......................          20,142        375,245
Cypress Semiconductor Corp.
  (a)(b)....................           6,793         35,459
Intersil Corp. (Class A)....           5,440         90,195
KLA-Tencor Corp. (b)........           7,774        246,047
Lam Research Corp. (a)(b)...           5,488        172,817
Linear Technology Corp.
  (b).......................           9,518        291,822
LSI Logic Corp. (a).........          28,006        150,112
Marvell Technology Group,
  Ltd. (a)..................          21,970        204,321
MEMC Electronic Materials,
  Inc. (a)..................          10,062        284,352
Microchip Technology, Inc.
  (b).......................           8,169        240,414
Micron Technology, Inc.
  (a)(b)....................          35,237        142,710
National Semiconductor
  Corp. ....................          10,618        182,736
NVIDIA Corp. (a)............          25,079        268,596
ON Semiconductor Corp.
  (a)(b)....................          17,889        120,930
Texas Instruments, Inc. ....          59,195      1,272,692
Varian Semiconductor
  Equipment Associates, Inc.
  (a)(b)....................           3,240         81,389
Xilinx, Inc. (b)............          12,749        298,964
                                               ------------
                                                  6,152,664
                                               ------------
SOFTWARE -- 7.1%
Activision Blizzard, Inc.
  (a).......................          26,652        411,240
Adobe Systems, Inc. (a).....          24,053        949,372
Ansys, Inc. (a)(b)..........           4,008        151,783
Autodesk, Inc. (a)(b).......          10,122        339,593
BMC Software, Inc. (a)(b)...           8,599        246,189
CA, Inc. ...................          18,562        370,498
Citrix Systems, Inc.
  (a)(b)....................           8,340        210,668
Electronic Arts, Inc. (a)...          14,378        531,842
Intuit, Inc. (a)............          13,360        422,310
McAfee, Inc. (a)(b).........           6,845        232,456
Microsoft Corp. ............         367,542      9,809,696
Oracle Corp. (a)............         177,889      3,612,926
Red Hat, Inc. (a)(b)........           8,910        134,274
Salesforce.com, Inc.
  (a)(b)....................           4,662        225,641
Symantec Corp. (a)(b).......          38,252        748,974
VMware, Inc. (Class A)
  (a)(b)....................           1,673         44,569
                                               ------------
                                                 18,442,031
                                               ------------
SPECIALTY RETAIL -- 3.2%
Abercrombie & Fitch Co.
  (Class A).................           3,946        155,670
Advance Auto Parts, Inc. ...           4,223        167,484
American Eagle Outfitters,
  Inc. .....................           7,761        118,355
AutoZone, Inc. (a)..........           1,909        235,456
Bed Bath & Beyond, Inc.
  (a).......................          11,779        369,978
Best Buy Co., Inc. (b)......          15,106        566,475
CarMax, Inc. (a)(b).........           8,674        121,436
GameStop Corp. (Class A)
  (a)(b)....................           7,047        241,078
Guess ?, Inc. ..............           2,696         93,794
Lowe's Cos., Inc. ..........          66,024      1,564,109
O'Reilly Automotive, Inc.
  (a).......................           6,037        161,610
PetSmart, Inc. (b)..........           5,827        143,985
Ross Stores, Inc. (b).......           6,037        222,222
Staples, Inc. ..............          31,920        718,200
The Gap, Inc. (b)...........          23,827        423,644
The Home Depot, Inc. .......          76,666      1,984,883
The TJX Cos., Inc. (b)......          18,884        576,340
Tiffany & Co. (b)...........           5,720        203,174
Urban Outfitters, Inc.
  (a)(b)....................           5,250        167,318
                                               ------------
                                                  8,235,211
                                               ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a).............          15,396   $    385,516
NIKE, Inc. (Class B)........          15,902      1,063,844
Polo Ralph Lauren Corp.
  (b).......................           2,614        174,197
                                               ------------
                                                  1,623,557
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Hudson City Bancorp, Inc.
  (b).......................          21,507        396,804
TFS Financial Corp. (b).....           4,180         52,334
                                               ------------
                                                    449,138
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)............           6,240        308,194
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
American Tower Corp. (Class
  A) (a)....................          17,896        643,719
Crown Castle International
  Corp. (a)(b)..............          10,981        318,119
Leap Wireless International,
  Inc. (a)(b)...............           2,420         92,202
MetroPCS Communications,
  Inc. (a)(b)...............           7,928        110,913
NII Holdings, Inc. (a)......           7,472        283,338
SBA Communications Corp.
  (Class A) (a)(b)..........           4,626        119,675
Telephone & Data Systems,
  Inc. (b)..................           4,687        167,560
US Cellular Corp. (a)(b)....             626         29,372
                                               ------------
                                                  1,764,898
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $291,185,646).......                    260,113,807
                                               ------------
SHORT TERM INVESTMENTS -- 11.7%
MONEY MARKET FUNDS -- 11.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      29,461,620     29,461,620
STIC Prime Portfolio........       1,129,920      1,129,920
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $30,591,540)........                     30,591,540
                                               ------------
TOTAL INVESTMENTS -- 111.5%
  (Cost $321,777,186).......                    290,705,347
OTHER ASSETS AND
  LIABILITIES -- (11.5)%....                    (29,921,916)
                                               ------------
NET ASSETS -- 100.0%........                   $260,783,431
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.1%
Boeing Co. .................          12,628   $    724,216
Goodrich Corp. (a)..........           2,383         99,133
Honeywell International,
  Inc. .....................          13,076        543,308
Northrop Grumman Corp. .....           6,006        363,603
Raytheon Co. ...............           7,964        426,153
                                               ------------
                                                  2,156,413
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.7%
United Parcel Service, Inc.
  (Class B) (a).............          12,510        786,754
                                               ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc. (b)...           5,805         43,247
Northwest Airlines Corp.
  (b).......................           4,465         40,319
                                               ------------
                                                     83,566
                                               ------------
AUTO COMPONENTS -- 0.4%
Johnson Controls, Inc. (a)..          11,249        341,182
WABCO Holdings, Inc. .......           1,300         46,202
                                               ------------
                                                    387,384
                                               ------------
AUTOMOBILES -- 0.3%
Ford Motor Co. (a)(b).......          38,785        201,682
General Motors Corp. (a)....           9,093         85,929
                                               ------------
                                                    287,611
                                               ------------
BEVERAGES -- 2.4%
Coca-Cola Enterprises, Inc.
  (a).......................           5,912         99,144
Dr. Pepper Snapple Group,
  Inc. (b)..................           4,839        128,137
Molson Coors Brewing Co.
  (Class B).................           2,821        131,882
The Coca-Cola Co. ..........          40,668      2,150,524
                                               ------------
                                                  2,509,687
                                               ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (a).............           6,967        124,988
USG Corp. (a)(b)............           1,272         32,563
                                               ------------
                                                    157,551
                                               ------------
CAPITAL MARKETS -- 3.8%
AllianceBernstein Holding LP
  (a).......................             600         22,206
Ameriprise Financial,
  Inc. .....................           4,244        162,121
Federated Investors, Inc.
  (Class B) (a).............           1,715         49,478
Janus Capital Group, Inc.
  (a).......................           3,053         74,127
Legg Mason, Inc. (a)........           2,647        100,745
Merrill Lynch & Co., Inc. ..          24,488        619,546
Morgan Stanley..............          19,244        442,612
Northern Trust Corp. .......           4,199        303,168
Och-Ziff Capital Management
  Group LLC (a).............             601          7,025
State Street Corp. (c) .....           8,248        469,146
The Bank of New York Mellon
  Corp. ....................          21,752        708,680
The Blackstone Group LP
  (a).......................           2,750         42,185
The Goldman Sachs Group,
  Inc. .....................           7,677        982,656
                                               ------------
                                                  3,983,695
                                               ------------
CHEMICALS -- 2.2%
Air Products & Chemicals,
  Inc. .....................           3,771        258,276
Ashland, Inc. (a)...........           1,106         32,339
CF Industries Holdings,
  Inc. .....................           1,077         98,502
E. I. du Pont de Nemours &
  Co. ......................          17,174        692,112
Eastman Chemical Co. (a)....           1,405         77,359
FMC Corp. (a)...............           1,432         73,591
International Flavors &
  Fragrances, Inc. (a)......           1,501         59,230
Lubrizol Corp. (a)..........           1,350         58,239
PPG Industries, Inc. (a)....           3,160        184,291
Rohm & Haas Co. ............           2,352        164,640
The Dow Chemical Co. (a)....          17,779        565,017
                                               ------------
                                                  2,263,596
                                               ------------
COMMERCIAL BANKS -- 5.6%
BB&T Corp. (a)..............          10,533        398,147
City National Corp. (a).....             780         42,354
Comerica, Inc. (a)..........           2,885         94,599
Commerce Bancshares, Inc.
  (a).......................           1,088         50,483
Fifth Third Bancorp (a).....           9,539        113,514
Huntington Bancshares, Inc.
  (a).......................           6,780         54,172
Keycorp (a).................           9,202        109,872
M&T Bank Corp. (a)..........           1,502        134,054
Marshall & Ilsley Corp.
  (a).......................           4,639         93,476
National City Corp. (a).....          11,697         20,470
PNC Financial Services
  Group, Inc. ..............           6,607        493,543
Regions Financial Corp.
  (a).......................          13,278        127,469
SunTrust Banks, Inc. (a)....           6,754        303,862
Synovus Financial Corp.
  (a).......................           5,417         56,066
U.S. Bancorp (a)............          32,980      1,187,940
UnionBanCal Corp. ..........           1,028         75,342
Wachovia Corp. .............          41,255        144,392
Wells Fargo & Co. (a).......          59,425      2,230,220
Zions Bancorp (a)...........           2,044         79,103
                                               ------------
                                                  5,809,078
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Avery Dennison Corp. .......           1,757         78,151
Pitney Bowes, Inc. .........           3,965        131,876
R.R. Donnelley & Sons Co.
  (a).......................           4,012         98,415
Republic Services, Inc.
  (a).......................           3,095         92,788
                                               ------------
                                                    401,230
                                               ------------
COMPUTERS & PERIPHERALS -- 3.2%
International Business
  Machines Corp. ...........          25,781      3,015,346
Lexmark International, Inc.
  (Class A)(b)..............           1,681         54,750
Seagate Technology..........           8,991        108,971
Sun Microsystems, Inc.
  (a)(b)....................          14,384        109,318
                                               ------------
                                                  3,288,385
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.1%
URS Corp. (b)...............           1,613         59,149
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. (a)....           1,742        129,779
                                               ------------
CONSUMER FINANCE -- 0.4%
Capital One Financial Corp.
  (a).......................           7,125        363,375
SLM Corp. (a)(b)............           8,917        110,036
                                               ------------
                                                    473,411
                                               ------------
CONTAINERS & PACKAGING -- 0.2%
Bemis Co., Inc. (a).........           1,982         51,948
Owens-Illinois, Inc. (b)....           3,247         95,462
Sonoco Products Co. ........           1,899         56,362
                                               ------------
                                                    203,772
                                               ------------

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ..........           3,091   $    124,289
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 8.0%
Bank of America Corp. ......          86,850      3,039,750
CIT Group, Inc. (a).........           5,510         38,350
Citigroup, Inc. ............         103,699      2,126,866
JPMorgan Chase & Co. .......          65,864      3,075,849
                                               ------------
                                                  8,280,815
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
AT&T, Inc. .................         113,290      3,163,057
CenturyTel, Inc. (a)........           1,955         71,651
Embarq Corp. ...............           2,722        110,377
Frontier Communications
  Corp. (a).................           6,036         69,414
Qwest Communications
  International, Inc. (a)...          26,950         87,048
Verizon Communications,
  Inc. .....................          54,634      1,753,205
                                               ------------
                                                  5,254,752
                                               ------------
ELECTRIC UTILITIES -- 4.0%
American Electric Power Co.,
  Inc. .....................           7,661        283,687
DPL, Inc. (a)...............           2,187         54,238
Duke Energy Corp. ..........          23,958        417,588
Edison International........           5,717        228,108
Entergy Corp. (a)...........           3,674        327,023
Exelon Corp. ...............          12,607        789,450
FirstEnergy Corp. (a).......           5,823        390,083
FPL Group, Inc. (a).........           7,176        360,953
Northeast Utilities.........           3,059         78,463
Pepco Holdings, Inc. (a)....           3,826         87,654
Pinnacle West Capital Corp.
  (a).......................           1,927         66,308
PPL Corp. (a)...............           7,110        263,212
Progress Energy, Inc. (a)...           4,992        215,305
The Southern Co. (a)........          14,664        552,686
                                               ------------
                                                  4,114,758
                                               ------------
ELECTRICAL EQUIPMENT -- 0.1%
Hubbell, Inc. (Class B)
  (a).......................           1,033         36,207
Rockwell Automation, Inc.
  (a).......................           2,386         89,093
                                               ------------
                                                    125,300
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0% (d)
Ingram Micro, Inc. (Class A)
  (a)(b)....................           2,740         44,032
                                               ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. (a)...........           8,427        199,889
SUPERVALU, Inc. (a).........           4,066         88,232
The Kroger Co. .............          11,644        319,977
                                               ------------
                                                    608,098
                                               ------------
FOOD PRODUCTS -- 2.7%
Bunge, Ltd. (a).............           2,306        145,693
Campbell Soup Co. ..........           4,398        169,763
ConAgra Foods, Inc. (a).....           8,654        168,407
General Mills, Inc. ........           6,064        416,718
H.J. Heinz Co. .............           5,951        297,371
Hormel Foods Corp. (a)......           1,264         45,858
Kellogg Co. ................           4,553        255,423
Kraft Foods, Inc. ..........          25,676        840,889
McCormick & Co., Inc. ......           2,066         79,438
Sara Lee Corp. (a)..........          13,605        171,831
Smithfield Foods, Inc.
  (a)(b)....................           2,431         38,604
The Hershey Co. (a).........           3,044        120,360
Tyson Foods, Inc. (Class A)
  (a).......................           5,341         63,772
                                               ------------
                                                  2,814,127
                                               ------------
GAS UTILITIES -- 0.1%
National Fuel Gas Co. (a)...           1,330         56,099
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Hospira, Inc. (b)...........           3,039        116,090
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
CIGNA Corp. ................           5,251        178,429
Laboratory Corp. of America
  Holdings (a)(b)...........           2,111        146,715
Universal Health Services,
  Inc. (Class B)(a).........             910         50,987
                                               ------------
                                                    376,131
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Carnival Corp. (a)..........           8,061        284,956
McDonald's Corp. ...........          21,650      1,335,805
Royal Caribbean Cruises,
  Ltd. (a)..................           2,402         49,842
                                               ------------
                                                  1,670,603
                                               ------------
HOUSEHOLD DURABLES -- 0.7%
D.R. Horton, Inc. (a).......           5,213         67,873
Fortune Brands, Inc. (a)....           2,864        164,279
Leggett & Platt, Inc. (a)...           3,071         66,917
Mohawk Industries, Inc.
  (a)(b)....................           1,002         67,525
Newell Rubbermaid, Inc. ....           5,421         93,566
NVR, Inc. (a)(b)............              95         54,340
The Black & Decker Corp.
  (a).......................           1,146         69,620
The Stanley Works (a).......           1,375         57,393
Whirlpool Corp. (a).........           1,422        112,750
                                               ------------
                                                    754,263
                                               ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kimberly-Clark Corp. (a)....           7,932        514,311
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Mirant Corp. (a)(b).........           3,547         64,875
                                               ------------
INDUSTRIAL CONGLOMERATES -- 5.9%
3M Co. .....................          12,244        836,388
General Electric Co. .......         190,454      4,856,577
Textron, Inc. (a)...........           4,772        139,724
Tyco International, Ltd. ...           9,070        317,631
                                               ------------
                                                  6,150,320
                                               ------------
INSURANCE -- 7.8%
American International
  Group, Inc. (a)...........          44,687        148,808
AON Corp. ..................           4,677        210,278
Arch Capital Group, Ltd.
  (b).......................             950         69,378
Assurant, Inc. .............           1,882        103,510
Berkshire Hathaway, Inc.
  (Class A) (a)(b)..........              22      2,873,200
Chubb Corp. ................           6,888        378,151
Cincinnati Financial Corp.
  (a).......................           2,797         79,547
CNA Financial Corp. (a).....             509         13,356
Everest Re Group, Ltd. .....           1,130         97,779
Fidelity National Financial,
  Inc. (Class A) (a)........           4,162         61,181
Genworth Financial, Inc.
  (Class A).................           8,265         71,162
Hartford Financial Services
  Group, Inc. ..............           5,756        235,938

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Lincoln National Corp. (a)..           4,954   $    212,081
Loews Corp. ................           6,768        267,268
Markel Corp. (b)............             190         66,785
Marsh & McLennan Cos.,
  Inc. .....................           9,763        310,073
MetLife, Inc. (a)...........           7,829        438,424
Nationwide Financial
  Services, Inc. (Class A)
  (a).......................           1,028         50,711
Old Republic International
  Corp. (a).................           4,255         54,251
PartnerRe, Ltd. (a).........             967         65,843
Principal Financial Group,
  Inc. (a)..................           4,589        199,576
Protective Life Corp. ......           1,208         34,440
Prudential Financial,
  Inc. .....................           8,157        587,304
RenaissanceRe Holdings,
  Ltd. .....................           1,170         60,840
The Allstate Corp. .........          10,345        477,111
The Travelers Cos., Inc. ...          11,286        510,127
Torchmark Corp. ............           1,666         99,627
Transatlantic Holdings,
  Inc. .....................             530         28,806
Unum Group..................           6,616        166,062
White Mountains Insurance
  Group, Ltd. (a)...........             153         71,872
XL Capital, Ltd. (Class
  A)(a).....................           5,961        106,940
                                               ------------
                                                  8,150,429
                                               ------------
IT SERVICES -- 0.2%
Computer Sciences Corp.
  (a)(b)....................           2,889        116,109
Lender Processing Services,
  Inc. (a)..................           1,811         55,272
                                               ------------
                                                    171,381
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. (a).......           5,590         85,974
Hasbro, Inc. (a)............           2,431         84,404
Mattel, Inc. ...............           6,697        120,814
                                               ------------
                                                    291,192
                                               ------------
MACHINERY -- 0.6%
Eaton Corp. (a).............           3,132        175,956
Flowserve Corp. ............           1,101         97,736
Ingersoll-Rand Co., Ltd.
  (Class A)(a)..............           6,062        188,952
Pentair, Inc. (a)...........           1,906         65,890
SPX Corp. ..................           1,055         81,235
                                               ------------
                                                    609,769
                                               ------------
MEDIA -- 0.4%
CBS Corp. (a)...............          11,594        169,041
Gannett Co., Inc. (a).......           4,221         71,377
The Interpublic Group of
  Cos., Inc. (a)(b).........           9,102         70,540
The Washington Post Co.
  (a).......................             113         62,914
                                               ------------
                                                    373,872
                                               ------------
METALS & MINING -- 0.6%
Alcoa, Inc. ................          15,557        351,277
Cleveland-Cliffs, Inc. .....           2,039        107,945
United States Steel Corp. ..           2,263        175,631
                                               ------------
                                                    634,853
                                               ------------
MULTI-UTILITIES -- 2.3%
Alliant Energy Corp. .......           1,975         63,615
Ameren Corp. (a)............           3,891        151,866
CenterPoint Energy, Inc.
  (a).......................           5,817         84,754
CMS Energy Corp. (a)........           4,282         53,396
Consolidated Edison, Inc.
  (a).......................           5,168        222,017
Dominion Resources, Inc.
  (a).......................          10,993        470,280
DTE Energy Co. (a)..........           3,127        125,455
Integrys Energy Group, Inc.
  (a).......................           1,500         74,910
MDU Resources Group, Inc. ..           3,136         90,944
NiSource, Inc. .............           5,312         78,405
NSTAR (a)...................           2,058         68,943
PG&E Corp. (a)..............           6,796        254,510
Puget Energy, Inc. .........           2,238         59,755
SCANA Corp. (a).............           2,032         79,106
Sempra Energy (a)...........           4,376        220,857
TECO Energy, Inc. (a).......           3,643         57,304
Wisconsin Energy Corp. (a)..           2,263        101,609
Xcel Energy, Inc. (a).......           8,191        163,738
                                               ------------
                                                  2,421,464
                                               ------------
MULTILINE RETAIL -- 0.3%
Macy's, Inc. (a)............           8,017        144,146
Sears Holdings Corp.
  (a)(b)....................           1,371        128,188
                                               ------------
                                                    272,334
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 16.6%
Apache Corp. ...............           6,364        663,638
Boardwalk Pipeline Partners
  LP........................             965         19,879
Chevron Corp. (a)...........          39,146      3,228,762
ConocoPhillips..............          26,773      1,961,122
Devon Energy Corp. .........           8,008        730,330
El Paso Corp. (a)...........          13,475        171,941
Enbridge Energy Partners LP
  (a).......................           1,217         48,412
Energy Transfer Partners
  LP........................           1,484         54,656
Enterprise GP Holdings LP...             686         16,142
Enterprise Products Partners
  LP........................           5,365        138,256
Exxon Mobil Corp. (a).......          99,120      7,697,659
Forest Oil Corp. (a)(b).....           1,488         73,805
Marathon Oil Corp. .........          13,568        540,956
Noble Energy, Inc. (a)......           3,260        181,223
Occidental Petroleum Corp.
  (a).......................          15,713      1,106,981
ONEOK Partners LP...........             931         47,230
Pioneer Natural Resources
  Co. (a)...................           2,282        119,303
Plains All American Pipeline
  LP........................           2,055         81,419
Spectra Energy Corp. (a)....          11,745        279,531
Teekay Corp. (a)............             853         22,502
Whiting Petroleum Corp.
  (b).......................             812         57,863
                                               ------------
                                                 17,241,610
                                               ------------
PAPER & FOREST PRODUCTS -- 0.5%
Domtar Corp. (a)(b).........           9,378         43,139
International Paper Co. ....           8,207        214,859
MeadWestvaco Corp. (a)......           3,083         71,865
Weyerhaeuser Co. (a)........           4,003        242,502
                                               ------------
                                                    572,365
                                               ------------
PHARMACEUTICALS -- 7.6%
Abbott Laboratories.........          29,392      1,692,391
Bristol-Myers Squibb Co. ...          37,593        783,814
Eli Lilly & Co. ............          18,472        813,322
Merck & Co., Inc. ..........          41,005      1,294,118
Pfizer, Inc. ...............         128,472      2,369,024
Wyeth.......................          25,487        941,490
                                               ------------
                                                  7,894,159
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.0%
AMB Property Corp. (a)......           1,894         85,798
Annaly Capital Management,
  Inc. .....................          10,272        138,158
Apartment Investment &
  Management Co. (Class A)
  (a).......................           1,636         57,293

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Avalonbay Communities, Inc.
  (a).......................           1,468   $    144,481
Boston Properties, Inc.
  (a).......................           2,273        212,889
Developers Diversified
  Realty Corp. (a)..........           2,282         72,317
Duke Realty Corp. (a).......           2,621         64,424
Equity Residential (a)......           5,178        229,955
Federal Realty Investment
  Trust (a).................           1,051         89,966
General Growth Properties,
  Inc. (a)..................           4,804         72,540
HCP, Inc. (a)...............           4,672        187,487
Health Care REIT, Inc. (a)..           1,943        103,426
Host Hotels & Resorts, Inc.
  (a).......................           9,950        132,235
Kimco Realty Corp. (a)......           4,191        154,815
Liberty Property Trust......           1,803         67,883
Mack-Cali Realty Corp. .....           1,141         38,646
Plum Creek Timber Co., Inc.
  (a).......................           3,291        164,089
ProLogis (a)................           5,008        206,680
Public Storage (a)..........           2,456        243,169
Rayonier, Inc. .............           1,498         70,930
Regency Centers Corp. (a)...           1,269         84,630
SL Green Realty Corp. ......           1,113         72,122
The Macerich Co. (a)........           1,375         87,519
UDR, Inc. (a)...............           2,278         59,570
Vornado Realty Trust........           2,749        250,022
Weingarten Realty Investors
  (a).......................           1,495         53,327
                                               ------------
                                                  3,144,371
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.0% (d)
Forest City Enterprises,
  Inc. (Class A) (a)........           1,376         42,202
                                               ------------
ROAD & RAIL -- 1.3%
Burlington Northern Santa Fe
  Corp. ....................           5,371        496,442
Kansas City Southern
  (a)(b)....................           1,742         77,275
Ryder Systems, Inc. (a).....           1,078         66,836
Union Pacific Corp. ........           9,727        692,173
                                               ------------
                                                  1,332,726
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.9%
Intel Corp. (a).............         107,396      2,011,527
                                               ------------
SOFTWARE -- 0.1%
Synopsys, Inc. (b)..........           2,768         55,222
                                               ------------
SPECIALTY RETAIL -- 0.2%
Limited Brands, Inc. (a)....           5,555         96,213
The Sherwin-Williams Co.
  (a).......................           1,888        107,918
                                               ------------
                                                    204,131
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. (a).............           1,598        123,541
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
New York Community Bancorp,
  Inc. (a)..................           6,504        109,202
People's United Financial,
  Inc. .....................           3,324         63,987
Sovereign Bancorp, Inc.
  (a).......................           9,608         37,951
Washington Mutual, Inc.
  (a).......................          24,814          2,035
                                               ------------
                                                    213,175
                                               ------------
TOBACCO -- 3.2%
Altria Group, Inc. .........          39,347        780,645
Lorillard, Inc. ............           3,314        235,791
Philip Morris International,
  Inc. .....................          40,089      1,928,281
Reynolds American, Inc.
  (a).......................           3,266        158,793
UST, Inc. ..................           2,669        177,595
                                               ------------
                                                  3,281,105
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. (a).....           1,169        101,668
                                               ------------
WATER UTILITIES -- 0.0% (d)
American Water Works Co.,
  Inc. (a)..................           1,108         23,822
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Sprint Nextel Corp. (a)(b)..          54,330        331,413
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $123,102,849).......                    103,548,255
                                               ------------
SHORT TERM INVESTMENTS -- 19.0%
MONEY MARKET FUNDS -- 19.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      18,623,090     18,623,090
STIC Prime Portfolio........       1,079,137      1,079,137
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $19,702,227)........                     19,702,227
                                               ------------
TOTAL INVESTMENTS -- 118.7%
  (Cost $142,805,076).......                    123,250,482
OTHER ASSETS AND
  LIABILITIES -- (18.7)%....                    (19,423,780)
                                               ------------
NET ASSETS -- 100.0%........                   $103,826,702
                                               ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated issuer. (See accompanying notes.)
(d) Amount shown represents less then 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.2%
Alliant Techsystems, Inc.
  (a)(b)......................            616   $    57,867
BE Aerospace, Inc. (a)(b).....          1,740        27,544
Curtiss-Wright Corp. (b)......            834        37,905
DRS Technologies, Inc. (b)....            774        59,405
Moog, Inc. (Class A) (a)......            718        30,788
Spirit Aerosystems Holdings,
  Inc. (a)....................          1,925        30,935
Teledyne Technologies, Inc.
  (a).........................            618        35,325
                                                -----------
                                                    279,769
                                                -----------
AIRLINES -- 0.6%
AMR Corp. (a)(b)..............          4,668        45,840
Delta Air Lines, Inc. (a)(b)..          5,759        42,905
Northwest Airlines Corp. (a)..          4,408        39,804
                                                -----------
                                                    128,549
                                                -----------
AUTO COMPONENTS -- 0.8%
BorgWarner, Inc. .............          2,163        70,881
Gentex Corp. (b)..............          2,701        38,624
TRW Automotive Holdings Corp.
  (a)(b)......................          1,003        15,958
WABCO Holdings, Inc. .........          1,301        46,238
                                                -----------
                                                    171,701
                                                -----------
BEVERAGES -- 0.8%
Central European Distribution
  Corp. (a)...................            726        32,968
Constellation Brands, Inc.
  (Class A) (a)(b)............          3,668        78,715
Hansen Natural Corp. (a)(b)...          1,390        42,048
PepsiAmericas, Inc. (b).......          1,210        25,071
                                                -----------
                                                    178,802
                                                -----------
BIOTECHNOLOGY -- 1.9%
Abraxis Bioscience, Inc. (a)..            109         7,517
Alexion Pharmaceuticals, Inc.
  (a)(b)......................          1,470        57,771
Amylin Pharmaceuticals, Inc.
  (a)(b)......................          2,581        52,188
BioMarin Pharmaceutical, Inc.
  (a)(b)......................          1,855        49,139
Myriad Genetics, Inc. (a)(b)..            832        53,980
Onyx Pharmaceuticals, Inc.
  (a)(b)......................          1,033        37,374
OSI Pharmaceuticals, Inc.
  (a)(b)......................          1,068        52,642
United Therapeutics Corp.
  (a)(b)......................            425        44,697
Vertex Pharmaceuticals, Inc.
  (a).........................          2,643        87,853
                                                -----------
                                                    443,161
                                                -----------
BUILDING PRODUCTS -- 0.5%
Armstrong World Industries,
  Inc. (b)....................            335         9,681
Lennox International, Inc.
  (b).........................            995        33,104
Owens Corning, Inc. (a)(b)....          1,632        39,021
USG Corp. (a)(b)..............          1,243        31,821
                                                -----------
                                                    113,627
                                                -----------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group,
  Inc. (a)(b).................            760        62,966
AllianceBernstein Holding LP..            617        22,835
Eaton Vance Corp. (b).........          2,166        76,308
Federated Investors, Inc.
  (b).........................          1,808        52,161
GLG Partners, Inc. (b)........          3,740        20,271
Janus Capital Group, Inc. ....          2,979        72,330
Jefferies Group, Inc. (b).....          2,198        49,235
Lazard, Ltd. (Class A)........            874        37,372
Raymond James Financial, Inc.
  (b).........................          1,800        59,364
SEI Investments Co. (b).......          2,614        58,031
The Blackstone Group LP (b)...          2,687        41,219
Waddell & Reed Financial, Inc.
  (Class A)...................          1,624        40,194
                                                -----------
                                                    592,286
                                                -----------
CHEMICALS -- 3.1%
Airgas, Inc. (b)..............          1,350        67,028
Albemarle Corp. (b)...........          1,712        52,798
Ashland, Inc. ................          1,056        30,877
Cytec Industries, Inc. .......            888        34,552
Eastman Chemical Co. (b)......          1,338        73,670
Hercules, Inc. (b)............          2,166        42,865
Huntsman Corp. (b)............          1,808        22,781
International Flavors &
  Fragrances, Inc. (b)........          1,464        57,770
Intrepid Potash, Inc. (a).....            560        16,878
Lubrizol Corp. (b)............          1,294        55,823
Nalco Holding Co. (b).........          2,642        48,983
Olin Corp. ...................          1,260        24,444
Rockwood Holdings, Inc. (a)...            852        21,862
RPM International, Inc. (b)...          2,427        46,938
Terra Industries, Inc. .......          1,722        50,627
Valhi, Inc. (b)...............            210         3,780
Valspar Corp. (b).............          1,767        39,386
W.R. Grace & Co. (a)..........          1,123        16,980
                                                -----------
                                                    708,042
                                                -----------
COMMERCIAL BANKS -- 3.9%
Associated Bancorp (b)........          2,247        44,828
BancorpSouth, Inc. (b)........          1,438        40,451
Bank of Hawaii Corp. (b)......            922        49,281
BOK Financial Corp. (b).......            428        20,719
City National Corp. (b).......            746        40,508
Comerica, Inc. ...............          2,847        93,353
Commerce Bancshares, Inc.
  (b).........................          1,096        50,854
Cullen/Frost Bankers, Inc.
  (b).........................          1,034        62,040
First Horizon National Corp.
  (b).........................          3,761        35,201
Fulton Financial Corp. (b)....          3,269        35,665
Huntington Bancshares, Inc.
  (b).........................          6,911        55,219
Marshall & Ilsley Corp. (b)...          4,579        92,267
National City Corp. (b).......         11,978        20,961
PNC Financial Services Group,
  Inc. .......................              1            75
Popular, Inc. (b).............          4,783        39,651
Synovus Financial Corp. (b)...          5,163        53,437
UMB Financial Corp. ..........            578        30,357
Valley National Bancorp (b)...          2,349        49,235
Zions Bancorp (b).............          1,994        77,168
                                                -----------
                                                    891,270
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Cintas Corp. .................          2,490        71,488
Copart, Inc. (a)..............          1,192        45,296
Corrections Corp. of America
  (a)(b)......................          2,354        58,497
Covanta Holding Corp. (a)(b)..          2,284        54,679
The Brink's Co. ..............            759        46,314
Waste Connections, Inc. (a)...          1,241        42,566
                                                -----------
                                                    318,840
                                                -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Brocade Communications
  Systems, Inc. (a)...........          6,913        40,234
CommScope, Inc. (a)(b)........          1,307        45,275
EchoStar Corp. (Class A) (a)..            787        18,967

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
F5 Networks, Inc. (a)(b)......          1,496   $    34,976
Foundry Networks, Inc.
  (a)(b)......................          2,457        44,742
JDS Uniphase Corp. (a)(b).....          3,996        33,806
Polycom, Inc. (a)(b)..........          1,634        37,794
Tellabs, Inc. (a)(b)..........          6,789        27,563
                                                -----------
                                                    283,357
                                                -----------
COMPUTERS & PERIPHERALS -- 1.5%
Diebold, Inc. ................          1,223        40,494
Lexmark International, Inc.
  (a)(b)......................          1,640        53,415
NCR Corp. (a)(b)..............          3,049        67,230
QLogic Corp. (a)(b)...........          2,445        37,555
SanDisk Corp. (a)(b)..........          4,229        82,677
Teradata Corp. (a)............          3,385        66,007
                                                -----------
                                                    347,378
                                                -----------
CONSTRUCTION & ENGINEERING -- 1.0%
Aecom Technology Corp. (a)....          1,390        33,971
EMCOR Group, Inc. (a)(b)......          1,218        32,058
KBR, Inc. ....................          3,197        48,818
The Shaw Group, Inc. (a)......          1,467        45,081
URS Corp. (a)(b)..............          1,579        57,902
                                                -----------
                                                    217,830
                                                -----------
CONSTRUCTION MATERIALS -- 0.4%
Martin Marietta Materials,
  Inc. (b)....................            770        86,225
                                                -----------
CONSUMER FINANCE -- 0.0% (c)
The Student Loan Corp. (b)....             74         6,882
                                                -----------
CONTAINERS & PACKAGING -- 2.3%
Aptargroup, Inc. (b)..........          1,207        47,206
Ball Corp. (b)................          1,821        71,911
Bemis Co., Inc. (b)...........          1,896        49,694
Crown Holdings, Inc. (a)......          2,983        66,253
Greif, Inc. (Class A).........            578        37,928
Packaging Corp. of
  America(b)..................          1,961        45,456
Pactiv Corp. (a)..............          2,459        61,057
Sealed Air Corp. (b)..........          2,947        64,805
Silgan Holdings, Inc. (b).....            468        23,910
Sonoco Products Co. ..........          1,875        55,650
                                                -----------
                                                    523,870
                                                -----------
DISTRIBUTORS -- 0.2%
LKQ Corp. (a)(b)..............          2,528        42,900
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
DeVry, Inc. ..................          1,167        57,813
ITT Educational Services, Inc.
  (a)(b)......................            726        58,741
Service Corp. International...          4,880        40,797
Strayer Education, Inc. (b)...            266        53,269
Weight Watchers International,
  Inc. (b)....................            684        25,034
                                                -----------
                                                    235,654
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
CIT Group, Inc. (b)...........          5,423        37,744
MSCI, Inc. (Class A) (a)......          1,312        31,488
                                                -----------
                                                     69,232
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
CenturyTel, Inc. (b)..........          1,908        69,928
Frontier Communications Corp.
  (b).........................          5,889        67,723
tw telecom, inc. (a)(b).......          2,735        28,417
                                                -----------
                                                    166,068
                                                -----------
ELECTRIC UTILITIES -- 1.9%
DPL, Inc. (b).................          2,130        52,824
Great Plains Energy, Inc.
  (b).........................          2,215        49,217
Hawaiian Electric Industries,
  Inc. (b)....................          1,558        45,353
ITC Holdings Corp. (b)........            931        48,198
Northeast Utilities...........          2,947        75,591
Pinnacle West Capital Corp.
  (b).........................          1,878        64,622
Sierra Pacific Resources......          4,407        42,219
Westar Energy, Inc. (b).......          1,975        45,504
                                                -----------
                                                    423,528
                                                -----------
ELECTRICAL EQUIPMENT -- 1.4%
Brady Corp. (Class A) (b).....            900        31,752
Energy Conversion Devices,
  Inc. (a)....................            840        48,930
General Cable Corp. (a)(b)....            987        35,167
GrafTech International, Ltd.
  (a)(b)......................          2,228        33,665
Hubbell, Inc. (Class B).......            978        34,279
Sunpower Corp. (Class B) (a)..            773        53,376
Thomas & Betts Corp. (a)(b)...          1,105        43,172
Woodward Governor Co. (b).....          1,068        37,668
                                                -----------
                                                    318,009
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.4%
Anixter International, Inc.
  (a)(b)......................            579        34,456
Arrow Electronics, Inc. (a)...          2,230        58,471
Avnet, Inc. (a)(b)............          2,804        69,063
Dolby Laboratories, Inc. (a)..            964        33,923
Ingram Micro, Inc. (Class A)
  (a).........................          2,720        43,710
Itron, Inc. (a)(b)............            635        56,217
Jabil Circuit, Inc. (b).......          3,454        32,951
Mettler-Toledo International,
  Inc. (a)....................            638        62,524
Molex, Inc. (b)...............          2,530        56,798
National Instruments Corp. ...          1,063        31,943
Trimble Navigation, Ltd.
  (a)(b)......................          2,252        58,237
                                                -----------
                                                    538,293
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Atwood Oceanics, Inc. (a)(b)..          1,036        37,711
Complete Production Services,
  Inc. (a)(b).................            916        18,439
Dresser-Rand Group, Inc.
  (a)(b)......................          1,561        49,125
Dril-Quip, Inc. (a)(b)........            588        25,513
Exterran Holdings, Inc.
  (a)(b)......................          1,243        39,726
Helix Energy Solutions Group,
  Inc. (a)(b).................          1,574        38,217
IHS, Inc. (Class A) (a).......            848        40,399
Key Energy Services, Inc.
  (a).........................          2,344        27,191
Oceaneering International,
  Inc. (a)(b).................          1,029        54,866
Oil States International, Inc.
  (a)(b)......................            921        32,557
Patterson-UTI Energy, Inc.
  (b).........................          2,962        59,299
Rowan Cos., Inc. (b)..........          2,120        64,766
Superior Energy Services, Inc.
  (a)(b)......................          1,514        47,146
Tidewater, Inc. (b)...........            962        53,256
Unit Corp. (a)(b).............            889        44,290
                                                -----------
                                                    632,501
                                                -----------
FOOD & STAPLES RETAILING -- 0.6%
BJ'S Wholesale Club, Inc.
  (a)(b)......................          1,116        43,368
Longs Drug Stores Corp. ......            590        44,627
Whole Foods Market, Inc. (b)..          2,591        51,898
                                                -----------
                                                    139,893
                                                -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
FOOD PRODUCTS -- 1.6%
Corn Products International,
  Inc. (b)....................          1,396   $    45,063
Dean Foods Co. (a)............          2,834        66,202
Flowers Foods, Inc. (b).......          1,590        46,682
Hormel Foods Corp. (b)........          1,368        49,631
Ralcorp Holdings, Inc.
  (a)(b)......................          1,065        71,792
Smithfield Foods, Inc.
  (a)(b)......................          2,446        38,843
The J.M. Smucker Co. .........          1,038        52,616
                                                -----------
                                                    370,829
                                                -----------
GAS UTILITIES -- 1.7%
AGL Resources, Inc. (b).......          1,436        45,062
Atmos Energy Corp. ...........          1,708        45,467
Energen Corp. ................          1,222        55,332
National Fuel Gas Co. (b).....          1,296        54,665
Nicor, Inc. (b)...............            837        37,121
ONEOK, Inc. (b)...............          1,820        62,608
Piedmont Natural Gas Co.,
  Inc. .......................          1,285        41,069
UGI Corp. (b).................          2,036        52,488
                                                -----------
                                                    393,812
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
Beckman Coulter, Inc. (b).....          1,169        82,987
Edwards Lifesciences Corp.
  (a)(b)......................          1,033        59,666
Gen-Probe, Inc. (a)(b)........          1,009        53,528
IDEXX Laboratories, Inc.
  (a)(b)......................          1,108        60,718
Immucor, Inc. (a)(b)..........          1,329        42,475
Inverness Medical Innovations,
  Inc. (a)(b).................          1,454        43,620
Kinetic Concepts, Inc.
  (a)(b)......................            990        28,304
Masimo Corp. (a)..............            875        32,550
ResMed, Inc. (a)..............          1,457        62,651
STERIS Corp. .................          1,101        41,376
Teleflex, Inc. (b)............            751        47,681
                                                -----------
                                                    555,556
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Brookdale Senior Living, Inc.
  (b).........................            778        17,108
Community Health Systems, Inc.
  (a)(b)......................          1,806        52,934
Health Net, Inc. (a)..........          2,000        47,200
Lincare Holdings, Inc.
  (a)(b)......................          1,379        41,494
Omnicare, Inc. (b)............          1,989        57,224
Patterson Cos., Inc. (a)......          2,108        64,104
Pediatrix Medical Group, Inc.
  (a).........................            879        47,396
Psychiatric Solutions, Inc.
  (a)(b)......................            974        36,963
Tenet Healthcare Corp.
  (a)(b)......................          8,918        49,495
Universal Health Services,
  Inc. (Class B)(b)...........            893        50,035
VCA Antech, Inc. (a)(b).......          1,569        46,238
                                                -----------
                                                    510,191
                                                -----------
HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp. (a)(b)...........          1,203        53,702
HLTH Corp. (a)(b).............          3,381        38,645
IMS Health, Inc. .............          3,394        64,180
                                                -----------
                                                    156,527
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Brinker International, Inc.
  (b).........................          1,892        33,848
Burger King Holdings, Inc.
  (b).........................          1,719        42,219
Chipotle Mexican Grill, Inc.
  (a)(b)......................            615        34,126
Darden Restaurants, Inc. (b)..          2,404        68,826
International Speedway Corp.
  (Class A) (b)...............            602        23,424
Orient-Express Hotels, Ltd.
  (Class A) (b)...............            748        18,049
Penn National Gaming, Inc.
  (a)(b)......................          1,400        37,198
Scientific Games Corp. (Class
  A) (a)(b)...................          1,283        29,535
Wyndham Worldwide Corp. ......          3,367        52,896
                                                -----------
                                                    340,121
                                                -----------
HOUSEHOLD DURABLES -- 2.7%
D.R. Horton, Inc. (b).........          5,152        67,079
Harman International
  Industries, Inc. (b)........          1,087        37,034
Leggett & Platt, Inc. (b).....          2,996        65,283
Mohawk Industries, Inc.
  (a)(b)......................          1,033        69,614
NVR, Inc. (a)(b)..............             93        53,196
Pulte Homes, Inc. (b).........          3,971        55,475
Snap-on, Inc. (b).............          1,072        56,452
The Black & Decker Corp. (b)..          1,118        67,918
The Stanley Works (b).........          1,476        61,608
Toll Brothers, Inc. (a)(b)....          2,412        60,855
Tupperware Brands Corp. (b)...          1,148        31,719
                                                -----------
                                                    626,233
                                                -----------
HOUSEHOLD PRODUCTS -- 0.7%
Church & Dwight Co., Inc.
  (b).........................          1,242        77,116
Energizer Holdings, Inc.
  (a)(b)......................          1,096        88,283
                                                -----------
                                                    165,399
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Dynegy, Inc. (Class A)
  (a)(b)......................          9,303        33,305
Ormat Technologies, Inc. (b)..            335        12,170
                                                -----------
                                                     45,475
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.2%
Carlisle Cos., Inc. (b).......          1,161        34,795
Seaboard Corp. ...............              7         8,799
                                                -----------
                                                     43,594
                                                -----------
INSURANCE -- 6.0%
Alleghany Corp. (a)(b)........            111        40,515
American Financial Group,
  Inc. .......................          1,416        41,772
American National Insurance
  Co. ........................            298        25,726
Arch Capital Group, Ltd. (a)..            927        67,699
Arthur J. Gallagher & Co.
  (b).........................          1,748        44,854
Aspen Insurance Holdings, Ltd.
  (b).........................          1,312        36,080
Brown & Brown, Inc. (b).......          2,137        46,202
Cincinnati Financial Corp. ...          2,866        81,509
Endurance Specialty Holdings,
  Ltd. (b)....................          1,002        30,982
Erie Indemnity Co. (Class A)
  (b).........................            597        25,235
Fidelity National Financial,
  Inc. (b)....................          3,942        57,947
First American Corp. .........          1,528        45,076
HCC Insurance Holdings,
  Inc. .......................          2,167        58,509
Markel Corp. (a)..............            187        65,730
MBIA, Inc. (b)................          4,335        51,587
Mercury General Corp. (b).....            493        26,992
Odyssey Re Holdings Corp.
  (b).........................            492        21,550
Old Republic International
  Corp. ......................          4,359        55,577
PartnerRe, Ltd. ..............          1,016        69,179
Philadelphia Consolidated
  Holding Co. (a)(b)..........          1,132        66,301
Protective Life Corp. ........          1,313        37,434

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Reinsurance Group of America,
  Inc. (b)....................          1,157   $    62,478
RenaissanceRe Holdings,
  Ltd. .......................          1,141        59,332
StanCorp Financial Group, Inc.
  (b).........................            931        48,412
The Hanover Insurance Group,
  Inc. .......................            963        43,836
Transatlantic Holdings, Inc.
  (b).........................            497        27,012
W.R. Berkley Corp. ...........          2,669        62,855
Wesco Financial Corp. ........             26         9,282
White Mountains Insurance
  Group, Ltd. (b).............            146        68,583
                                                -----------
                                                  1,378,246
                                                -----------
INTERNET & CATALOG RETAIL -- 0.2%
priceline.com, Inc. (a)(b)....            655        44,822
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.4%
Akamai Technologies, Inc.
  (a).........................          3,148        54,901
Equinix, Inc. (a)(b)..........            610        42,371
                                                -----------
                                                     97,272
                                                -----------
IT SERVICES -- 2.9%
Affiliated Computer Services,
  Inc. (a)(b).................          1,712        86,679
Broadridge Financial
  Solutions, Inc. (b).........          2,603        40,060
DST Systems, Inc. (a)(b)......            775        43,392
Fidelity National Information
  Services, Inc. .............          3,536        65,275
Gartner, Inc. (a)(b)..........          1,189        26,966
Genpact, Ltd. (a)(b)..........          1,040        10,806
Global Payments, Inc. ........          1,488        66,752
Hewitt Associates, Inc. (Class
  A) (a)......................          1,662        60,563
Lender Processing Services,
  Inc. (b)....................          1,767        53,929
Mantech International Corp.
  (Class A) (a)...............            388        23,005
Metavante Technologies, Inc.
  (a).........................          1,664        32,049
Perot Systems Corp. (Class A)
  (a).........................          1,610        27,933
SAIC, Inc. (a)................          3,450        69,793
Total System Services, Inc.
  (b).........................          3,718        60,975
                                                -----------
                                                    668,177
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Eastman Kodak Co. (b).........          5,406        83,144
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.6%
Bio-Rad Laboratories, Inc.
  (Class A) (a)...............            362        35,881
Bruker Corp. (a)(b)...........            944        12,584
Charles River Laboratories
  International, Inc. (a)(b)..          1,273        70,690
Invitrogen Corp. (a)(b).......          1,740        65,772
Millipore Corp. (a)...........          1,028        70,726
PerkinElmer, Inc. ............          2,232        55,733
Techne Corp. (a)..............            720        51,926
                                                -----------
                                                    363,312
                                                -----------
MACHINERY -- 3.5%
Bucyrus International, Inc.
  (Class A)...................          1,404        62,731
CLARCOR, Inc. (b).............            950        36,053
Crane Co. ....................            984        29,235
Donaldson Co., Inc. (b).......          1,285        53,854
Gardner Denver, Inc. (a)......            992        34,442
Graco, Inc. (b)...............          1,121        39,919
Harsco Corp. .................          1,569        58,351
IDEX Corp. ...................          1,521        47,181
Kennametal, Inc. (b)..........          1,370        37,154
Lincoln Electric Holdings,
  Inc. (b)....................            764        49,133
Navistar International Corp.
  (a).........................          1,182        64,041
Nordson Corp. (b).............            572        28,091
Pentair, Inc. (b).............          1,880        64,992
The Manitowoc Co., Inc. (b)...          2,440        37,942
The Timken Co. ...............          1,466        41,561
Trinity Industries, Inc. (b)..          1,533        39,444
Valmont Industries, Inc. (b)..            351        29,024
Wabtec Corp. .................            904        46,312
                                                -----------
                                                    799,460
                                                -----------
MARINE -- 0.4%
Alexander & Baldwin, Inc. ....            770        33,903
Genco Shipping & Trading, Ltd.
  (b).........................            589        19,579
Kirby Corp. (a)(b)............          1,012        38,395
                                                -----------
                                                     91,877
                                                -----------
MEDIA -- 2.2%
DreamWorks Animation SKG, Inc.
  (Class A) (a)...............          1,122        35,287
Gannett Co., Inc. (b).........          4,283        72,426
Hearst-Argyle Television, Inc.
  (b).........................            475        10,607
Interactive Data Corp. (b)....            661        16,670
John Wiley & Sons, Inc. (Class
  A) (b)......................            947        38,306
Lamar Advertising Co. (a)(b)..          1,252        38,674
Liberty Media Corp. -- Capital
  (Series A) (a)(b)...........          2,077        27,790
Marvel Entertainment, Inc.
  (a)(b)......................            978        33,389
Morningstar, Inc. (a).........            328        18,194
Regal Entertainment Group
  (b).........................          1,474        23,260
Sirius XM Radio, Inc. (a)(b)..         59,212        33,751
The Interpublic Group of Cos.,
  Inc. (a)(b).................          8,997        69,727
The New York Times Co. (Class
  A) (b)......................          2,159        30,852
Virgin Media, Inc. (b)........          5,512        43,545
                                                -----------
                                                    492,478
                                                -----------
METALS & MINING -- 1.2%
Century Aluminum Co. (a)(b)...            649        17,971
Commercial Metals Co. (b).....          2,136        36,077
Compass Minerals
  International, Inc. (b).....            604        31,644
EXCO Resources, Inc. (a)(b)...          3,185        51,979
Reliance Steel & Aluminum Co.
  (b).........................          1,199        45,526
Steel Dynamics, Inc. (b)......          3,737        63,865
Titanium Metals Corp. (b).....          1,834        20,798
                                                -----------
                                                    267,860
                                                -----------
MULTI-UTILITIES -- 2.7%
Alliant Energy Corp. (b)......          2,080        66,997
CMS Energy Corp. (b)..........          4,227        52,711
Integrys Energy Group, Inc.
  (b).........................          1,440        71,913
NiSource, Inc. ...............          5,113        75,468
NSTAR (b).....................          1,996        66,866
OGE Energy Corp. .............          1,727        53,330
Puget Energy, Inc. (b)........          2,209        58,980
SCANA Corp. (b)...............          1,986        77,315
TECO Energy, Inc. (b).........          3,723        58,563
Vectren Corp. (b).............          1,509        42,025
                                                -----------
                                                    624,168
                                                -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
MULTILINE RETAIL -- 0.7%
Big Lots, Inc. (a)(b).........          1,517   $    42,218
Dollar Tree Stores, Inc. (a)..          1,683        61,194
Family Dollar Stores, Inc.
  (b).........................          2,499        59,226
                                                -----------
                                                    162,638
                                                -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp.
  (Class A) (a)(b)............          1,214        33,810
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Atlas Energy Resources LLC....            629        16,228
Boardwalk Pipeline Partners
  LP(b).......................            890        18,334
Buckeye Partners LP(b)........            911        33,789
Cabot Oil & Gas Corp. ........          1,914        69,172
Cimarex Energy Co. (b)........          1,553        75,957
CNX Gas Corp. (a).............            521        11,665
Comstock Resources, Inc. (a)..            849        42,492
Concho Resources, Inc.
  (a)(b)......................          1,162        32,083
Continental Resources, Inc.
  (a)(b)......................            579        22,714
Enbridge Energy Partners
  LP(b).......................          1,164        46,304
Encore Acquisition Co.
  (a)(b)......................            936        39,106
Enterprise GP Holdings LP(b)..            672        15,812
Forest Oil Corp. (a)(b).......          1,529        75,838
Foundation Coal Holdings, Inc.
  (b).........................            856        30,456
Kinder Morgan Management
  LLC(a)(b)...................          1,321        64,993
Linn Energy LLC(b)............          2,035        31,136
Magellan Midstream Partners
  LP..........................          1,252        40,565
Mariner Energy, Inc. (a)(b)...          1,514        31,037
Massey Energy Co. (b).........          1,576        56,216
Natural Resource Partners LP..            602        15,249
NuStar Energy LP..............            795        33,764
Overseas Shipholding Group,
  Inc. (b)....................            460        26,823
Patriot Coal Corp. (a)(b).....            990        28,760
Penn Virginia Corp. ..........            776        41,469
Quicksilver Resources, Inc.
  (a)(b)......................          2,082        40,870
SandRidge Energy, Inc. (a)....          1,743        34,163
Ship Finance International,
  Ltd. (b)....................            750        16,170
Southern Union Co. (b)........          1,965        40,577
St. Mary Land & Exploration
  Co. ........................          1,150        40,997
Sunoco, Inc. (b)..............          2,218        78,916
Teekay Corp. (b)..............            789        20,814
TEPPCO Partners LP............          1,443        37,706
Tesoro Corp. (b)..............          2,575        42,462
W&T Offshore, Inc. (b)........            512        13,972
Walter Industries, Inc. ......          1,039        49,301
Whiting Petroleum Corp. (a)...            801        57,079
                                                -----------
                                                  1,372,989
                                                -----------
PAPER & FOREST PRODUCTS -- 0.5%
Domtar Corp. (a)(b)...........          9,245        42,527
MeadWestvaco Corp. ...........          3,008        70,116
                                                -----------
                                                    112,643
                                                -----------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. (b)........          1,707        46,499
Herbalife, Ltd. (b)...........          1,202        47,503
NBTY, Inc. (a)................          1,043        30,789
                                                -----------
                                                    124,791
                                                -----------
PHARMACEUTICALS -- 1.4%
Endo Pharmaceuticals Holdings,
  Inc. (a)....................          2,027        40,540
King Pharmaceuticals, Inc.
  (a)(b)......................          4,668        44,719
Mylan, Inc. (a)(b)............          5,671        64,763
Perrigo Co. (b)...............          1,474        56,690
Sepracor, Inc. (a)............          2,012        36,840
Warner Chilcott, Ltd. (a)(b)..          1,605        24,268
Watson Pharmaceuticals, Inc.
  (a)(b)......................          1,975        56,287
                                                -----------
                                                    324,107
                                                -----------
PROFESSIONAL SERVICES -- 1.6%
Equifax, Inc. ................          2,420        83,369
FTI Consulting, Inc. (a)......            941        67,978
Manpower, Inc. (b)............          1,498        64,654
Monster Worldwide, Inc.
  (a)(b)......................          2,347        34,994
Robert Half International,
  Inc. (b)....................          2,906        71,923
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............            800        39,784
                                                -----------
                                                    362,702
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 7.1%
Alexander's, Inc. (a)(b)......             48        19,200
Alexandria Real Estate
  Equities, Inc. (b)..........            598        67,275
AMB Property Corp. ...........          1,838        83,261
Apartment Investment &
  Management Co. (Class A)
  (b).........................          1,596        55,892
BRE Properties, Inc. (b)......            964        47,236
Camden Property Trust(b)......            988        45,310
CapitalSource, Inc. (b).......          4,246        52,226
Developers Diversified Realty
  Corp. (b)...................          2,240        70,986
Digital Realty Trust, Inc.
  (b).........................          1,238        58,495
Douglas Emmett, Inc. .........          2,032        46,878
Duke Realty Corp. ............          2,745        67,472
Essex Property Trust, Inc.
  (b).........................            476        56,325
Federal Realty Investment
  Trust(b)....................          1,101        94,246
Health Care REIT, Inc. (b)....          1,917       102,042
Highwoods Properties, Inc.
  (b).........................          1,057        37,587
Hospitality Properties
  Trust(b)....................          1,769        36,300
Liberty Property Trust........          1,731        65,172
Mack-Cali Realty Corp. .......          1,247        42,236
Nationwide Health Properties,
  Inc. (b)....................          1,800        64,764
Rayonier, Inc. (b)............          1,463        69,273
Realty Income Corp. (b).......          1,905        48,768
Regency Centers Corp. (b).....          1,298        86,564
Senior Housing Properties
  Trust(b)....................          2,087        49,733
Taubman Centers, Inc. (b).....            992        49,600
The Macerich Co. (b)..........          1,407        89,555
UDR, Inc. (b).................          2,407        62,943
Weingarten Realty Investors
  (b).........................          1,451        51,757
                                                -----------
                                                  1,621,096
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............          3,367        45,017
Forest City Enterprises, Inc.
  (Class A) (b)...............          1,296        39,748
The St. Joe Co. (a)(b)........          1,721        67,274
                                                -----------
                                                    152,039
                                                -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
ROAD & RAIL -- 1.4%
Con-way, Inc. (b).............            851   $    37,538
Hertz Global Holdings, Inc.
  (a)(b)......................          2,512        19,016
J.B. Hunt Transport Services,
  Inc. (b)....................          2,056        68,609
Kansas City Southern(a)(b)....          1,721        76,343
Landstar Systems, Inc. (b)....            985        43,399
Ryder Systems, Inc. (b).......          1,052        65,224
                                                -----------
                                                    310,129
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.4%
Advanced Micro Devices, Inc.
  (a)(b)......................         10,457        54,899
Atheros Communications, Inc.
  (a)(b)......................          1,102        25,985
Cree, Inc. (a)(b).............          1,537        35,013
Cypress Semiconductor Corp.
  (a)(b)......................          2,819        14,715
Integrated Device Technology,
  Inc. (a)....................          3,193        24,842
Intersil Corp. (Class A)......          2,314        38,366
Lam Research Corp. (a)(b).....          2,342        73,750
LSI Logic Corp. (a)...........         11,936        63,977
Micron Technology, Inc.
  (a)(b)......................         14,061        56,947
Microsemi Corp. (a)(b)........          1,325        33,761
Novellus Systems, Inc. (a)....          1,859        36,511
ON Semiconductor Corp.
  (a)(b)......................          7,371        49,828
Varian Semiconductor Equipment
  Associates, Inc. (a)........          1,354        34,012
                                                -----------
                                                    542,606
                                                -----------
SOFTWARE -- 2.5%
Ansys, Inc. (a)(b)............          1,659        62,826
Cadence Design Systems, Inc.
  (a)(b)......................          4,820        32,583
Compuware Corp. (a)...........          4,771        46,231
Concur Technologies, Inc.
  (a)(b)......................            920        35,199
Factset Research Systems, Inc.
  (b).........................            820        42,845
Jack Henry & Associates, Inc.
  (b).........................          1,540        31,308
MICROS Systems, Inc. (a)(b)...          1,550        41,323
Novell, Inc. (a)..............          6,587        33,857
Nuance Communications, Inc.
  (a)(b)......................          3,395        41,385
Parametric Technology Corp.
  (a).........................          2,162        39,781
Red Hat, Inc. (a)(b)..........          3,569        53,785
Sybase, Inc. (a)(b)...........          1,477        45,226
Synopsys, Inc. (a)(b).........          2,654        52,947
VMware, Inc. (Class A) (a)....            724        19,288
                                                -----------
                                                    578,584
                                                -----------
SPECIALTY RETAIL -- 2.8%
Abercrombie & Fitch Co. ......          1,624        64,067
Advance Auto Parts, Inc. .....          1,773        70,317
Aeropostale, Inc. (a)(b)......          1,263        40,555
American Eagle Outfitters,
  Inc. (b)....................          3,294        50,234
AutoNation, Inc. (a)(b).......          2,106        23,671
CarMax, Inc. (a)(b)...........          3,697        51,758
Dick's Sporting Goods, Inc.
  (a)(b)......................          1,562        30,584
Foot Locker, Inc. (b).........          2,918        47,155
Guess ?, Inc. (b).............          1,133        39,417
O'Reilly Automotive, Inc.
  (a).........................          2,516        67,353
PetSmart, Inc. (b)............          2,380        58,810
RadioShack Corp. .............          2,471        42,699
Signet Jewelers, Ltd. (b).....          1,590        37,174
Williams-Sonoma, Inc. (b).....          1,582        25,597
                                                -----------
                                                    649,391
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Fossil, Inc. (a)(b)...........            926        26,141
Hanesbrands, Inc. (a)(b)......          1,750        38,062
Phillips-Van Heusen Corp. ....            958        36,318
The Warnaco Group, Inc. (a)...            857        38,814
                                                -----------
                                                    139,335
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Astoria Financial Corp. (b)...          1,614        33,458
Capitol Federal Financial(b)..            399        17,688
TFS Financial Corp. (b).......          1,879        23,525
Washington Mutual, Inc. (b)...         24,212         1,985
                                                -----------
                                                     76,656
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. (b)................            799        31,617
MSC Industrial Direct Co.,
  Inc. (Class A)..............            819        37,731
                                                -----------
                                                     69,348
                                                -----------
WATER UTILITIES -- 0.3%
American Water Works Co., Inc.
  (b).........................          1,082        23,263
Aqua America, Inc. (b)........          2,494        44,343
                                                -----------
                                                     67,606
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Leap Wireless International,
  Inc. (a)....................            940        35,814
SBA Communications Corp.
  (a)(b)......................          1,917        49,593
Telephone & Data Systems,
  Inc. .......................          1,941        69,391
US Cellular Corp. (a).........            291        13,653
                                                -----------
                                                    168,451
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $26,605,195)..........                   22,845,141
                                                -----------
SHORT TERM INVESTMENTS -- 27.9%
MONEY MARKET FUNDS -- 27.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      6,325,362     6,325,362
STIC Prime Portfolio..........         45,372        45,372
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,370,734)...........                    6,370,734
                                                -----------
TOTAL INVESTMENTS -- 127.7%
  (Cost $32,975,929)..........                   29,215,875
OTHER ASSETS AND
  LIABILITIES -- (27.7)%                         (6,332,799)
                                                -----------
NET ASSETS -- 100.0%                            $22,883,076
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.5%
Alliant Techsystems, Inc.
  (a)(b)......................          1,692   $   158,947
BE Aerospace, Inc. (a)(b).....          4,814        76,206
Moog, Inc. (a)(b).............          1,992        85,417
Spirit Aerosystems Holdings,
  Inc. (a)(b).................          5,278        84,817
Teledyne Technologies, Inc.
  (a).........................          1,714        97,972
                                                -----------
                                                    503,359
                                                -----------
AIRLINES -- 0.4%
AMR Corp. (a)(b)..............         12,990       127,562
                                                -----------
AUTO COMPONENTS -- 0.9%
BorgWarner, Inc. .............          6,034       197,734
Gentex Corp. (b)..............          7,408       105,935
                                                -----------
                                                    303,669
                                                -----------
BEVERAGES -- 1.2%
Central European Distribution
  Corp. (a)...................          1,974        89,639
Constellation Brands, Inc.
  (Class A) (a)(b)............         10,107       216,896
Hansen Natural Corp. (a)(b)...          3,791       114,678
                                                -----------
                                                    421,213
                                                -----------
BIOTECHNOLOGY -- 3.6%
Abraxis Bioscience, Inc.
  (a)(b)......................            314        21,653
Alexion Pharmaceuticals, Inc.
  (a)(b)......................          4,024       158,143
Amylin Pharmaceuticals, Inc.
  (a)(b)......................          7,089       143,340
BioMarin Pharmaceutical, Inc.
  (a)(b)......................          5,150       136,423
Myriad Genetics, Inc. (a)(b)..          2,309       149,808
Onyx Pharmaceuticals, Inc.
  (a)(b)......................          2,875       104,018
OSI Pharmaceuticals, Inc.
  (a)(b)......................          2,958       145,800
United Therapeutics Corp.
  (a)(b)......................          1,180       124,101
Vertex Pharmaceuticals, Inc.
  (a)(b)......................          7,293       242,419
                                                -----------
                                                  1,225,705
                                                -----------
CAPITAL MARKETS -- 2.4%
Affiliated Managers Group,
  Inc. (a)(b).................          2,114       175,145
Eaton Vance Corp. (b).........          6,015       211,909
Lazard, Ltd. (Class A)........          2,425       103,693
Raymond James Financial, Inc.
  (b).........................          4,988       164,504
SEI Investments Co. ..........          7,227       160,439
                                                -----------
                                                    815,690
                                                -----------
CHEMICALS -- 2.3%
Airgas, Inc. (b)..............          3,718       184,599
Albemarle Corp. (b)...........          4,728       145,811
Huntsman Corp. (b)............          5,058        63,731
Intrepid Potash, Inc. (a).....          1,551        46,747
Nalco Holding Co. (b).........          7,306       135,453
Rockwood Holdings, Inc. (a)...          2,351        60,327
Terra Industries, Inc. .......          4,726       138,944
                                                -----------
                                                    775,612
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
Cintas Corp. .................          6,895       197,955
Copart, Inc. (a)..............          3,307       125,666
Corrections Corp. of America
  (a)(b)......................          6,501       161,550
Covanta Holding Corp. (a)(b)..          6,318       151,253
The Brink's Co. ..............          2,104       128,386
Waste Connections, Inc.
  (a)(b)......................          3,435       117,821
                                                -----------
                                                    882,631
                                                -----------
COMMUNICATIONS EQUIPMENT -- 2.1%
Brocade Communications
  Systems, Inc. (a)...........         19,155       111,482
CommScope, Inc. (a)(b)........          3,612       125,120
EchoStar Corp. (Class A)
  (a)(b)......................          2,161        52,080
F5 Networks, Inc. (a)(b)......          4,150        97,027
Foundry Networks, Inc. (a)....          6,684       121,716
JDS Uniphase Corp. (a)(b).....         11,191        94,676
Polycom, Inc. (a)(b)..........          4,525       104,663
                                                -----------
                                                    706,764
                                                -----------
COMPUTERS & PERIPHERALS -- 2.1%
NCR Corp. (a)(b)..............          8,508       187,601
QLogic Corp. (a)(b)...........          6,785       104,218
SanDisk Corp. (a)(b)..........         11,655       227,855
Teradata Corp. (a)............          9,389       183,086
                                                -----------
                                                    702,760
                                                -----------
CONSTRUCTION & ENGINEERING -- 1.0%
Aecom Technology Corp.
  (a)(b)......................          3,873        94,656
KBR, Inc. (b).................          8,779       134,055
The Shaw Group, Inc. (a)......          4,032       123,904
                                                -----------
                                                    352,615
                                                -----------
CONSTRUCTION MATERIALS -- 0.7%
Martin Marietta Materials,
  Inc. (b)....................          2,144       240,085
                                                -----------
CONTAINERS & PACKAGING -- 2.1%
Ball Corp. (b)................          5,071       200,254
Crown Holdings, Inc. (a)......          8,310       184,565
Pactiv Corp. (a)(b)...........          6,744       167,453
Sealed Air Corp. (b)..........          8,222       180,802
                                                -----------
                                                    733,074
                                                -----------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)(b)..............          7,002       118,824
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
DeVry, Inc. ..................          3,203       158,677
ITT Educational Services, Inc.
  (a)(b)......................          2,020       163,438
Strayer Education, Inc. (b)...            740       148,192
Weight Watchers International,
  Inc. (b)....................          1,886        69,028
                                                -----------
                                                    539,335
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
MSCI, Inc. (Class A) (a)......          3,620        86,880
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
tw telecom, inc. (a)(b).......          7,625        79,224
                                                -----------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. (b)........          2,555       132,272
                                                -----------
ELECTRICAL EQUIPMENT -- 1.4%
Energy Conversion Devices,
  Inc. (a)....................          2,330       135,723
General Cable Corp. (a)(b)....          2,737        97,519
Sunpower Corp. (Class B)(a)...          2,135       147,422
Woodward Governor Co. (b).....          2,960       104,399
                                                -----------
                                                    485,063
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 3.7%
Arrow Electronics, Inc. (a)...          6,188       162,249
Avnet, Inc. (a)(b)............          7,773       191,449
Dolby Laboratories, Inc. (a)..          2,674        94,098
Itron, Inc. (a)(b)............          1,759       155,724
Jabil Circuit, Inc. ..........          9,476        90,401

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Mettler-Toledo International,
  Inc. (a)(b).................          1,778   $   174,244
Molex, Inc. (b)...............          6,991       156,948
National Instruments Corp.
  (b).........................          2,934        88,167
Trimble Navigation, Ltd. (a)..          6,215       160,720
                                                -----------
                                                  1,274,000
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 4.7%
Atwood Oceanics, Inc. (a)(b)..          2,844       103,522
Complete Production Services,
  Inc. (a)(b).................          2,543        51,191
Dresser-Rand Group, Inc.
  (a)(b)......................          4,330       136,265
Dril-Quip, Inc. (a)...........          1,631        70,769
Exterran Holdings, Inc.
  (a)(b)......................          3,410       108,984
Helix Energy Solutions Group,
  Inc. (a)(b).................          4,315       104,768
IHS, Inc. (Class A) (a)(b)....          2,347       111,811
Key Energy Services, Inc.
  (a).........................          6,503        75,435
Oceaneering International,
  Inc. (a)(b).................          2,851       152,015
Oil States International, Inc.
  (a)(b)......................          2,555        90,319
Patterson-UTI Energy, Inc.
  (b).........................          8,101       162,182
Rowan Cos., Inc. (b)..........          5,858       178,962
Superior Energy Services, Inc.
  (a).........................          4,172       129,916
Unit Corp. (a)................          2,439       121,511
                                                -----------
                                                  1,597,650
                                                -----------
FOOD & STAPLES RETAILING -- 0.8%
BJ'S Wholesale Club, Inc.
  (a)(b)......................          3,090       120,077
Whole Foods Market, Inc. (b)..          7,189       143,996
                                                -----------
                                                    264,073
                                                -----------
FOOD PRODUCTS -- 0.9%
Dean Foods Co. (a)............          7,817       182,605
Flowers Foods, Inc. (b).......          4,363       128,098
                                                -----------
                                                    310,703
                                                -----------
GAS UTILITIES -- 0.9%
Energen Corp. (b).............          3,371       152,639
ONEOK, Inc. (b)...............          5,020       172,688
                                                -----------
                                                    325,327
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
Beckman Coulter, Inc. (b).....          3,255       231,072
Edwards Lifesciences Corp.
  (a).........................          2,871       165,829
Gen-Probe, Inc. (a)...........          2,782       147,585
IDEXX Laboratories, Inc. (a)..          3,092       169,442
Immucor, Inc. (a)(b)..........          3,616       115,567
Kinetic Concepts, Inc.
  (a)(b)......................          2,767        79,109
Masimo Corp. (a)(b)...........          2,428        90,322
ResMed, Inc. (a)(b)...........          4,021       172,903
                                                -----------
                                                  1,171,829
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.3%
Brookdale Senior Living, Inc.
  (b).........................          2,164        47,586
Community Health Systems, Inc.
  (a)(b)......................          4,951       145,114
Health Net, Inc. (a)..........          5,549       130,956
Lincare Holdings, Inc.
  (a)(b)......................          3,785       113,891
Omnicare, Inc. (b)............          5,520       158,810
Patterson Cos., Inc. (a)......          5,884       178,933
Pediatrix Medical Group, Inc.
  (a).........................          2,437       131,403
Psychiatric Solutions, Inc.
  (a)(b)......................          2,704       102,617
VCA Antech, Inc. (a)..........          4,306       126,898
                                                -----------
                                                  1,136,208
                                                -----------
HEALTH CARE TECHNOLOGY -- 1.3%
Cerner Corp. (a)(b)...........          3,298       147,223
HLTH Corp. (a)................          9,383       107,247
IMS Health, Inc. (b)..........          9,432       178,359
                                                -----------
                                                    432,829
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 2.6%
Brinker International, Inc.
  (b).........................          5,234        93,636
Burger King Holdings, Inc.
  (b).........................          4,755       116,783
Chipotle Mexican Grill, Inc.
  (a)(b)......................          1,706        94,666
Darden Restaurants, Inc. (b)..          6,679       191,220
Orient-Express Hotels, Ltd.
  (Class A) (b)...............          2,060        49,708
Penn National Gaming, Inc.
  (a)(b)......................          3,843       102,108
Scientific Games Corp. (Class
  A) (a)(b)...................          3,582        82,458
Wyndham Worldwide Corp. ......          9,237       145,113
                                                -----------
                                                    875,692
                                                -----------
HOUSEHOLD DURABLES -- 1.2%
Harman International
  Industries, Inc. (b)........          3,009       102,517
Pulte Homes, Inc. (b).........         10,895       152,203
Toll Brothers, Inc. (a)(b)....          6,617       166,947
                                                -----------
                                                    421,667
                                                -----------
HOUSEHOLD PRODUCTS -- 1.3%
Church & Dwight Co., Inc.
  (b).........................          3,452       214,335
Energizer Holdings, Inc.
  (a)(b)......................          3,021       243,341
                                                -----------
                                                    457,676
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Dynegy, Inc. (Class A)
  (a)(b)......................         25,813        92,410
Ormat Technologies, Inc. (b)..            929        33,751
                                                -----------
                                                    126,161
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.1%
Seaboard Corp. (b)............             19        23,883
                                                -----------
INSURANCE -- 1.4%
Brown & Brown, Inc. (b).......          5,862       126,736
Philadelphia Consolidated
  Holding Co. (a).............          3,150       184,496
W.R. Berkley Corp. ...........          7,449       175,424
                                                -----------
                                                    486,656
                                                -----------
INTERNET & CATALOG RETAIL -- 0.4%
priceline.com, Inc. (a)(b)....          1,802       123,311
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
Akamai Technologies, Inc.
  (a).........................          8,736       152,356
Equinix, Inc. (a)(b)..........          1,663       115,512
                                                -----------
                                                    267,868
                                                -----------
IT SERVICES -- 5.0%
Affiliated Computer Services,
  Inc. (a)(b).................          4,736       239,784
Broadridge Financial
  Solutions, Inc. (b).........          7,143       109,931
DST Systems, Inc. (a)(b)......          2,151       120,434
Fidelity National Information
  Services, Inc. .............          9,867       182,145
Gartner, Inc. (a)(b)..........          3,299        74,821
Genpact, Ltd. (a)(b)..........          3,018        31,357
Global Payments, Inc. (b).....          4,149       186,124
Hewitt Associates, Inc. (Class
  A) (a)......................          4,592       167,332

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Mantech International Corp.
  (Class A) (a)...............          1,078   $    63,915
Metavante Technologies, Inc.
  (a)(b)......................          4,614        88,866
Perot Systems Corp. (Class A)
  (a).........................          4,467        77,502
SAIC, Inc. (a)................          9,587       193,945
Total System Services, Inc.
  (b).........................         10,285       168,674
                                                -----------
                                                  1,704,830
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.9%
Bio-Rad Laboratories, Inc.
  (Class A) (a)...............            994        98,525
Bruker Corp. (a)(b)...........          2,620        34,925
Charles River Laboratories
  International, Inc. (a)(b)..          3,530       196,021
Invitrogen Corp. (a)(b).......          4,793       181,175
Millipore Corp. (a)(b)........          2,838       195,255
PerkinElmer, Inc. ............          6,125       152,941
Techne Corp. (a)(b)...........          1,999       144,168
                                                -----------
                                                  1,003,010
                                                -----------
MACHINERY -- 4.1%
Bucyrus International, Inc.
  (Class A)...................          3,873       173,046
CLARCOR, Inc. (b).............          2,637       100,074
Donaldson Co., Inc. (b).......          3,551       148,822
Gardner Denver, Inc. (a)......          2,753        95,584
Graco, Inc. (b)...............          3,106       110,605
Harsco Corp. .................          4,347       161,665
Lincoln Electric Holdings,
  Inc. (b)....................          2,098       134,922
Navistar International Corp.
  (a)(b)......................          3,275       177,440
Nordson Corp. (b).............          1,588        77,987
The Manitowoc Co., Inc. ......          6,715       104,418
Wabtec Corp. .................          2,508       128,485
                                                -----------
                                                  1,413,048
                                                -----------
MARINE -- 0.3%
Kirby Corp. (a)(b)............          2,779       105,435
                                                -----------
MEDIA -- 2.0%
Interactive Data Corp. .......          1,858        46,859
John Wiley & Sons, Inc. (Class
  A) (b)......................          2,618       105,898
Lamar Advertising Co. (a)(b)..          3,414       105,458
Liberty Media Corp. -- Capital
  (Series A) (a)(b)...........          5,764        77,122
Marvel Entertainment, Inc.
  (a)(b)......................          2,684        91,632
Morningstar, Inc. (a)(b)......            914        50,700
Sirius XM Radio, Inc. (a)(b)..        164,302        93,652
Virgin Media, Inc. (b)........         15,120       119,448
                                                -----------
                                                    690,769
                                                -----------
METALS & MINING -- 1.5%
EXCO Resources, Inc. (a)(b)...          8,838       144,236
Reliance Steel & Aluminum Co.
  (b).........................          3,314       125,833
Steel Dynamics, Inc. .........         10,370       177,223
Titanium Metals Corp. (b).....          5,092        57,743
                                                -----------
                                                    505,035
                                                -----------
MULTILINE RETAIL -- 1.0%
Dollar Tree Stores, Inc. (a)..          4,681       170,201
Family Dollar Stores, Inc.
  (b).........................          6,892       163,341
                                                -----------
                                                    333,542
                                                -----------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a)(b)............          3,363        93,660
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 6.2%
Atlas Energy Resources LLC....          1,746        45,047
Cabot Oil & Gas Corp. ........          5,341       193,024
Cimarex Energy Co. (b)........          4,298       210,215
CNX Gas Corp. (a).............          1,445        32,354
Comstock Resources, Inc. (a)..          2,356       117,918
Concho Resources, Inc.
  (a)(b)......................          3,224        89,015
Continental Resources, Inc.
  (a)(b)......................          1,605        62,964
Foundation Coal Holdings,
  Inc. .......................          2,348        83,542
Kinder Morgan Management LLC
  (a).........................          3,685       181,302
Mariner Energy, Inc. (a)(b)...          4,226        86,633
Massey Energy Co. (b).........          4,374       156,021
Patriot Coal Corp. (a)(b).....          2,748        79,829
Penn Virginia Corp. ..........          2,153       115,056
Quicksilver Resources, Inc.
  (a)(b)......................          5,800       113,854
SandRidge Energy, Inc. (a)....          4,835        94,766
St. Mary Land & Exploration
  Co. ........................          3,182       113,438
Sunoco, Inc. (b)..............          6,111       217,429
Walter Industries, Inc. ......          2,883       136,798
                                                -----------
                                                  2,129,205
                                                -----------
PERSONAL PRODUCTS -- 0.6%
Herbalife, Ltd. (b)...........          3,294       130,179
NBTY, Inc. (a)................          2,893        85,401
                                                -----------
                                                    215,580
                                                -----------
PHARMACEUTICALS -- 1.7%
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................          5,545       110,900
King Pharmaceuticals, Inc.
  (a)(b)......................         12,726       121,915
Mylan, Inc. (a)(b)............         15,729       179,625
Sepracor, Inc. (a)(b).........          5,574       102,060
Warner Chilcott, Ltd. (a)(b)..          4,380        66,226
                                                -----------
                                                    580,726
                                                -----------
PROFESSIONAL SERVICES -- 2.6%
Equifax, Inc. (b).............          6,738       232,124
FTI Consulting, Inc. (a)(b)...          2,608       188,402
Manpower, Inc. (b)............          4,122       177,905
Monster Worldwide, Inc.
  (a)(b)......................          6,492        96,796
Robert Half International,
  Inc. (b)....................          8,107       200,648
                                                -----------
                                                    895,875
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
Alexander's, Inc. (a).........            134        53,600
Camden Property Trust(b)......          2,725       124,969
CapitalSource, Inc. (b).......         11,602       142,705
Digital Realty Trust, Inc.
  (b).........................          3,434       162,256
Taubman Centers, Inc. (b).....          2,721       136,050
                                                -----------
                                                    619,580
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............          9,304       124,394
                                                -----------
ROAD & RAIL -- 1.1%
Hertz Global Holdings, Inc.
  (a)(b)......................          6,892        52,172
J.B. Hunt Transport Services,
  Inc. (b)....................          5,715       190,710
Landstar Systems, Inc. (b)....          2,724       120,019
                                                -----------
                                                    362,901
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 4.4%
Advanced Micro Devices, Inc.
  (a)(b)......................         28,686       150,601
Atheros Communications, Inc.
  (a)(b)......................          3,057        72,084

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Cree, Inc. (a)(b).............          4,224   $    96,223
Cypress Semiconductor Corp.
  (a).........................          7,786        40,643
Integrated Device Technology,
  Inc. (a)....................          8,859        68,923
Intersil Corp. (Class A)......          6,402       106,145
Lam Research Corp. (a)(b).....          6,498       204,622
LSI Logic Corp. (a)(b)........         33,160       177,737
Micron Technology, Inc.
  (a)(b)......................         39,018       158,023
Microsemi Corp. (a)(b)........          3,677        93,690
Novellus Systems, Inc.
  (a)(b)......................          5,151       101,166
ON Semiconductor Corp.
  (a)(b)......................         20,453       138,262
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....          3,756        94,351
                                                -----------
                                                  1,502,470
                                                -----------
SOFTWARE -- 3.2%
Ansys, Inc. (a)(b)............          4,580       173,445
Cadence Design Systems, Inc.
  (a)(b)......................         13,337        90,158
Concur Technologies, Inc.
  (a)(b)......................          2,554        97,716
Factset Research Systems, Inc.
  (b).........................          2,272       118,712
Jack Henry & Associates, Inc.
  (b).........................          4,174        84,857
MICROS Systems, Inc. (a)(b)...          4,256       113,465
Nuance Communications, Inc.
  (a)(b)......................          9,266       112,952
Parametric Technology Corp.
  (a).........................          5,999       110,382
Red Hat, Inc. (a)(b)..........          9,860       148,590
VMware, Inc. (Class A) (a)....          2,009        53,520
                                                -----------
                                                  1,103,797
                                                -----------
SPECIALTY RETAIL -- 4.3%
Abercrombie & Fitch Co. ......          4,534       178,866
Advance Auto Parts, Inc. (b)..          4,915       194,929
Aeropostale, Inc. (a)(b)......          3,462       111,165
American Eagle Outfitters,
  Inc. (b)....................          9,109       138,912
CarMax, Inc. (a)(b)...........         10,225       143,150
Dick's Sporting Goods, Inc.
  (a)(b)......................          4,311        84,409
Guess ?, Inc. (b).............          3,134       109,032
O'Reilly Automotive, Inc.
  (a).........................          6,959       186,293
PetSmart, Inc. (b)............          6,585       162,715
Signet Jewelers, Ltd. ........          4,411       103,129
Williams-Sonoma, Inc. (b).....          4,428        71,645
                                                -----------
                                                  1,484,245
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Fossil, Inc. (a)(b)...........          2,501        70,603
The Warnaco Group, Inc. (a)...          2,378       107,700
                                                -----------
                                                    178,303
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
TFS Financial Corp. (b).......          5,097        63,814
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........          2,270       104,579
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
Leap Wireless International,
  Inc. (a)(b).................          2,585        98,489
SBA Communications Corp.
  (a)(b)......................          5,265       136,206
Telephone & Data Systems,
  Inc. .......................          5,414       193,550
US Cellular Corp. (a).........            808        37,911
                                                -----------
                                                    466,156
                                                -----------
TOTAL COMMON STOCKS  --
  (Cost $41,897,238)..........                   34,208,824
                                                -----------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUNDS -- 26.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      8,993,093     8,993,093
STIC Prime Portfolio..........         45,748        45,748
                                                -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,038,841)...........                    9,038,841
                                                -----------
TOTAL INVESTMENTS -- 126.3%
  (Cost $50,936,079)..........                   43,247,665
OTHER ASSETS AND
  LIABILITIES -- (26.3)%......                   (9,006,880)
                                                -----------
NET ASSETS -- 100.0%..........                  $34,240,785
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.9%
Curtiss-Wright Corp. (a)......            750   $    34,087
DRS Technologies, Inc. (a)....            701        53,802
                                                -----------
                                                     87,889
                                                -----------
AIRLINES -- 0.8%
Delta Air Lines, Inc. (b).....          5,155        38,405
Northwest Airlines Corp. (b)..          3,917        35,370
                                                -----------
                                                     73,775
                                                -----------
AUTO COMPONENTS -- 0.6%
TRW Automotive Holdings Corp.
  (b).........................            928        14,765
WABCO Holdings, Inc. .........          1,193        42,399
                                                -----------
                                                     57,164
                                                -----------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. (a).......          1,091        22,606
                                                -----------
BUILDING PRODUCTS -- 1.1%
Armstrong World Industries,
  Inc. (a)....................            301         8,699
Lennox International, Inc. ...            914        30,409
Owens Corning, Inc. (a)(b)....          1,496        35,769
USG Corp. (b).................          1,139        29,158
                                                -----------
                                                    104,035
                                                -----------
CAPITAL MARKETS -- 2.8%
AllianceBernstein Holding LP..            566        20,948
Federated Investors, Inc.
  (a).........................          1,627        46,939
GLG Partners, Inc. (a)........          3,395        18,401
Janus Capital Group, Inc.
  (a).........................          2,727        66,212
Jefferies Group, Inc. (a).....          1,968        44,083
The Blackstone Group LP (a)...          2,412        37,000
Waddell & Reed Financial, Inc.
  (Class A)...................          1,475        36,506
                                                -----------
                                                    270,089
                                                -----------
CHEMICALS -- 4.1%
Ashland, Inc. ................            959        28,041
Cytec Industries, Inc. (a)....            813        31,634
Eastman Chemical Co. (a)......          1,219        67,118
Hercules, Inc. (a)............          1,948        38,551
International Flavors &
  Fragrances, Inc. (a)........          1,334        52,639
Lubrizol Corp. (a)............          1,164        50,215
Olin Corp. (a)................          1,157        22,446
RPM International, Inc. ......          2,224        43,012
Valhi, Inc. (a)...............            183         3,294
Valspar Corp. (a).............          1,590        35,441
W.R. Grace & Co. (b)..........          1,031        15,589
                                                -----------
                                                    387,980
                                                -----------
COMMERCIAL BANKS -- 8.5%
Associated Bancorp (a)........          2,022        40,339
BancorpSouth, Inc. (a)........          1,320        37,132
Bank of Hawaii Corp. (a)......            825        44,096
BOK Financial Corp. (a).......            385        18,638
City National Corp. ..........            664        36,055
Comerica, Inc. (a)............          2,575        84,434
Commerce Bancshares, Inc.
  (a).........................            995        46,168
Cullen/Frost Bankers, Inc.
  (a).........................            938        56,280
First Horizon National Corp.
  (a).........................          3,422        32,034
Fulton Financial Corp. (a)....          2,966        32,359
Huntington Bancshares, Inc.
  (a).........................          6,228        49,762
Marshall & Ilsley Corp. (a)...          4,141        83,441
National City Corp. (a).......         10,909        19,091
PNC Financial Services Group,
  Inc. .......................              1            75
Popular, Inc. (a).............          4,326        35,862
Synovus Financial Corp. (a)...          4,646        48,086
UMB Financial Corp. ..........            531        27,888
Valley National Bancorp (a)...          2,135        44,750
Zions Bancorp (a).............          1,825        70,627
                                                -----------
                                                    807,117
                                                -----------
COMMUNICATIONS EQUIPMENT -- 0.3%
Tellabs, Inc. (a)(b)..........          6,228        25,286
                                                -----------
COMPUTERS & PERIPHERALS -- 0.9%
Diebold, Inc. ................          1,123        37,183
Lexmark International, Inc.
  (a)(b)......................          1,502        48,920
                                                -----------
                                                     86,103
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.9%
EMCOR Group, Inc. (a)(b)......          1,118        29,426
URS Corp. (a)(b)..............          1,433        52,548
                                                -----------
                                                     81,974
                                                -----------
CONSUMER FINANCE -- 0.1%
The Student Loan Corp. (a)....             66         6,138
                                                -----------
CONTAINERS & PACKAGING -- 2.5%
Aptargroup, Inc. (a)..........          1,094        42,786
Bemis Co., Inc. (a)...........          1,705        44,688
Greif, Inc. (Class A) (a).....            523        34,319
Packaging Corp. of America
  (a).........................          1,794        41,585
Silgan Holdings, Inc. (a).....            430        21,969
Sonoco Products Co. (a).......          1,687        50,070
                                                -----------
                                                    235,417
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Service Corp. International...          4,376        36,583
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
CIT Group, Inc. (a)...........          4,842        33,700
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. (a)..........          1,738        63,698
Frontier Communications Corp.
  (a).........................          5,364        61,686
                                                -----------
                                                    125,384
                                                -----------
ELECTRIC UTILITIES -- 3.6%
DPL, Inc. (a).................          1,917        47,542
Great Plains Energy, Inc.
  (a).........................          2,014        44,751
Hawaiian Electric Industries,
  Inc. (a)....................          1,428        41,569
Northeast Utilities...........          2,657        68,152
Pinnacle West Capital Corp.
  (a).........................          1,708        58,772
Sierra Pacific Resources (a)..          3,994        38,262
Westar Energy, Inc. (a).......          1,791        41,265
                                                -----------
                                                    340,313
                                                -----------
ELECTRICAL EQUIPMENT -- 1.4%
Brady Corp. (Class A) (a).....            826        29,141
GrafTech International, Ltd.
  (a)(b)......................          2,045        30,900
Hubbell, Inc. (Class B).......            896        31,405
Thomas & Betts Corp. (b)......            982        38,367
                                                -----------
                                                    129,813
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
Anixter International, Inc.
  (a)(b)......................            524        31,183
Ingram Micro, Inc. (Class A)
  (b).........................          2,451        39,388
                                                -----------
                                                     70,571
                                                -----------

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
Tidewater, Inc. (a)...........            875   $    48,440
                                                -----------
FOOD & STAPLES RETAILING -- 0.4%
Longs Drug Stores Corp. ......            540        40,846
                                                -----------
FOOD PRODUCTS -- 2.4%
Corn Products International,
  Inc. (a)....................          1,241        40,059
Hormel Foods Corp. (a)........          1,254        45,495
Ralcorp Holdings, Inc.
  (a)(b)......................            958        64,579
Smithfield Foods, Inc.
  (a)(b)......................          2,158        34,269
The J.M. Smucker Co. .........            930        47,142
                                                -----------
                                                    231,544
                                                -----------
GAS UTILITIES -- 2.6%
AGL Resources, Inc. (a).......          1,282        40,229
Atmos Energy Corp. ...........          1,541        41,021
National Fuel Gas Co. (a).....          1,175        49,562
Nicor, Inc. (a)...............            768        34,061
Piedmont Natural Gas Co.,
  Inc. .......................          1,179        37,681
UGI Corp. (a).................          1,826        47,074
                                                -----------
                                                    249,628
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Inverness Medical Innovations,
  Inc. (b)....................          1,292        38,760
STERIS Corp. .................            990        37,204
Teleflex, Inc. (a)............            673        42,729
                                                -----------
                                                    118,693
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.0%
Tenet Healthcare Corp.
  (a)(b)......................          8,024        44,533
Universal Health Services,
  Inc. (Class B)..............            814        45,609
                                                -----------
                                                     90,142
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
International Speedway Corp.
  (Class A) (a)...............            552        21,478
                                                -----------
HOUSEHOLD DURABLES -- 4.5%
D.R. Horton, Inc. (a).........          4,641        60,426
Leggett & Platt, Inc. (a).....          2,729        59,465
Mohawk Industries, Inc.
  (a)(b)......................            938        63,212
NVR, Inc. (b).................             84        48,048
Snap-on, Inc. (a).............            975        51,344
The Black & Decker Corp. (a)..          1,018        61,843
The Stanley Works (a).........          1,329        55,472
Tupperware Brands Corp. (a)...          1,054        29,122
                                                -----------
                                                    428,932
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (a).......          1,044        31,289
                                                -----------
INSURANCE -- 11.5%
Alleghany Corp. (a)(b)........            101        36,865
American Financial Group, Inc.
  (a).........................          1,299        38,321
American National Insurance
  Co. ........................            269        23,223
Arch Capital Group, Ltd. (b)..            845        61,710
Arthur J. Gallagher & Co.
  (a).........................          1,573        40,363
Aspen Insurance Holdings,
  Ltd. .......................          1,205        33,138
Cincinnati Financial Corp. ...          2,591        73,688
Endurance Specialty Holdings,
  Ltd. (a)....................            914        28,261
Erie Indemnity Co. (Class A)
  (a).........................            548        23,164
Fidelity National Financial,
  Inc. (a)....................          3,589        52,758
First American Corp. .........          1,373        40,503
HCC Insurance Holdings,
  Inc. .......................          1,950        52,650
Markel Corp. (b)..............            170        59,755
MBIA, Inc. (a)................          3,945        46,945
Mercury General Corp. ........            450        24,638
Odyssey Re Holdings Corp.
  (a).........................            440        19,272
Old Republic International
  Corp. (a)...................          3,925        50,044
PartnerRe, Ltd. ..............            922        62,779
Protective Life Corp. (a).....          1,191        33,955
Reinsurance Group of America,
  Inc. (a)....................          1,058        57,132
RenaissanceRe Holdings,
  Ltd. .......................          1,039        54,028
StanCorp Financial Group, Inc.
  (a).........................            831        43,212
The Hanover Insurance Group,
  Inc. .......................            864        39,329
Transatlantic Holdings, Inc.
  (a).........................            451        24,512
Wesco Financial Corp. ........             24         8,568
White Mountains Insurance
  Group, Ltd. ................            132        62,007
                                                -----------
                                                  1,090,820
                                                -----------
IT SERVICES -- 0.5%
Lender Processing Services,
  Inc. (a)....................          1,608        49,076
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Eastman Kodak Co. (a).........          4,888        75,177
                                                -----------
MACHINERY -- 2.7%
Crane Co. (a).................            893        26,531
IDEX Corp. (a)................          1,394        43,242
Kennametal, Inc. (a)..........          1,232        33,412
Pentair, Inc. (a).............          1,694        58,561
The Timken Co. ...............          1,321        37,450
Trinity Industries, Inc. (a)..          1,364        35,096
Valmont Industries, Inc. (a)..            319        26,378
                                                -----------
                                                    260,670
                                                -----------
MARINE -- 0.5%
Alexander & Baldwin, Inc.
  (a).........................            707        31,129
Genco Shipping & Trading, Ltd.
  (a).........................            540        17,950
                                                -----------
                                                     49,079
                                                -----------
MEDIA -- 2.3%
DreamWorks Animation SKG, Inc.
  (Class A) (b)...............          1,029        32,362
Gannett Co., Inc. (a).........          3,903        66,000
Hearst-Argyle Television, Inc.
  (a).........................            424         9,468
Regal Entertainment Group
  (a).........................          1,334        21,051
The Interpublic Group of Cos.,
  Inc. (a)(b).................          8,092        62,713
The New York Times Co. (Class
  A) (a)......................          1,981        28,308
                                                -----------
                                                    219,902
                                                -----------
METALS & MINING -- 0.8%
Century Aluminum Co. (a)(b)...            599        16,586
Commercial Metals Co. (a).....          1,912        32,294
Compass Minerals
  International, Inc. (a).....            554        29,024
                                                -----------
                                                     77,904
                                                -----------
MULTI-UTILITIES -- 5.9%
Alliant Energy Corp. (a)......          1,873        60,329
CMS Energy Corp. .............          3,802        47,411
Integrys Energy Group, Inc.
  (a).........................          1,298        64,822
NiSource, Inc. ...............          4,652        68,664
NSTAR(a)......................          1,812        60,702
OGE Energy Corp. .............          1,553        47,957
Puget Energy, Inc. ...........          1,988        53,080

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
SCANA Corp. ..................          1,796   $    69,918
TECO Energy, Inc. (a).........          3,376        53,104
Vectren Corp. ................          1,357        37,792
                                                -----------
                                                    563,779
                                                -----------
MULTILINE RETAIL -- 0.4%
Big Lots, Inc. (a)(b).........          1,391        38,712
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Boardwalk Pipeline Partners LP
  (a).........................            811        16,707
Buckeye Partners LP (a).......            828        30,711
Enbridge Energy Partners LP
  (a).........................          1,055        41,968
Encore Acquisition Co. (b)....            842        35,179
Enterprise GP Holdings LP.....            614        14,447
Forest Oil Corp. (a)(b).......          1,382        68,547
Linn Energy LLC (a)...........          1,868        28,580
Magellan Midstream Partners LP
  (a).........................          1,135        36,774
Natural Resource Partners LP..            547        13,855
NuStar Energy LP (a)..........            729        30,961
Overseas Shipholding Group,
  Inc. (a)....................            416        24,257
Ship Finance International,
  Ltd. (a)....................            680        14,661
Southern Union Co. (a)........          1,748        36,096
Teekay Corp. (a)..............            731        19,284
TEPPCO Partners LP............          1,321        34,518
Tesoro Corp. (a)..............          2,335        38,504
W&T Offshore, Inc. (a)........            464        12,663
Whiting Petroleum Corp. (b)...            721        51,378
                                                -----------
                                                    549,090
                                                -----------
PAPER & FOREST PRODUCTS -- 1.1%
Domtar Corp. (a)(b)...........          8,225        37,835
MeadWestvaco Corp. (a)........          2,741        63,893
                                                -----------
                                                    101,728
                                                -----------
PERSONAL PRODUCTS -- 0.4%
Alberto-Culver Co. (a)........          1,549        42,195
                                                -----------
PHARMACEUTICALS -- 1.1%
Perrigo Co. (a)...............          1,326        50,998
Watson Pharmaceuticals, Inc.
  (a)(b)......................          1,772        50,502
                                                -----------
                                                    101,500
                                                -----------
PROFESSIONAL SERVICES -- 0.4%
Watson Wyatt Worldwide, Inc.
  (Class A) (a)...............            725        36,054
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.3%
Alexandria Real Estate
  Equities, Inc. (a)..........            541        60,862
AMB Property Corp. ...........          1,670        75,651
Apartment Investment &
  Management Co. (Class A)
  (a).........................          1,453        50,884
BRE Properties, Inc. (a)......            874        42,826
Developers Diversified Realty
  Corp. (a)...................          2,029        64,299
Douglas Emmett, Inc. .........          1,862        42,956
Duke Realty Corp. ............          2,472        60,762
Essex Property Trust, Inc.
  (a).........................            433        51,237
Federal Realty Investment
  Trust (a)...................          1,002        85,771
Health Care REIT, Inc. (a)....          1,734        92,301
Highwoods Properties, Inc.
  (a).........................            971        34,529
Hospitality Properties
  Trust(a)....................          1,606        32,955
Liberty Property Trust........          1,574        59,261
Mack-Cali Realty Corp. .......          1,113        37,697
Nationwide Health Properties,
  Inc. (a)....................          1,636        58,863
Rayonier, Inc. (a)............          1,331        63,023
Realty Income Corp. (a).......          1,713        43,853
Regency Centers Corp. (a).....          1,180        78,694
Senior Housing Properties
  Trust (a)...................          1,912        45,563
The Macerich Co. (a)..........          1,275        81,154
UDR, Inc. (a).................          2,184        57,112
Weingarten Realty Investors
  (a).........................          1,328        47,370
                                                -----------
                                                  1,267,623
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
Forest City Enterprises, Inc.
  (Class A) (a)...............          1,176        36,068
The St. Joe Co. (b)...........          1,557        60,863
                                                -----------
                                                     96,931
                                                -----------
ROAD & RAIL -- 1.7%
Con-way, Inc. (a).............            782        34,494
Kansas City Southern (a)(b)...          1,556        69,024
Ryder Systems, Inc. (a).......            959        59,458
                                                -----------
                                                    162,976
                                                -----------
SOFTWARE -- 1.7%
Compuware Corp. (b)...........          4,373        42,374
Novell, Inc. (a)(b)...........          5,977        30,722
Sybase, Inc. (a)(b)...........          1,341        41,061
Synopsys, Inc. (a)(b).........          2,407        48,020
                                                -----------
                                                    162,177
                                                -----------
SPECIALTY RETAIL -- 1.1%
AutoNation, Inc. (a)(b).......          1,900        21,356
Foot Locker, Inc. (a).........          2,674        43,212
RadioShack Corp. .............          2,240        38,707
                                                -----------
                                                    103,275
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Hanesbrands, Inc. (a)(b)......          1,604        34,887
Phillips-Van Heusen Corp.
  (a).........................            879        33,323
                                                -----------
                                                     68,210
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Astoria Financial Corp. ......          1,493        30,950
Capitol Federal Financial
  (a).........................            364        16,136
Washington Mutual, Inc. (a)...         21,818         1,789
                                                -----------
                                                     48,875
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
GATX Corp. ...................            734        29,044
                                                -----------
WATER UTILITIES -- 0.6%
American Water Works Co., Inc.
  (a).........................            992        21,328
Aqua America, Inc. (a)........          2,240        39,827
                                                -----------
                                                     61,155
                                                -----------
TOTAL COMMON STOCKS
  (Cost $11,546,180)..........                    9,498,881
                                                -----------

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
SHORT TERM INVESTMENTS -- 28.7%
MONEY MARKET FUNDS -- 28.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      2,737,270   $ 2,737,270
STIC Prime Portfolio..........            100           100
                                                -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,737,370)...........                    2,737,370
                                                -----------
TOTAL INVESTMENTS -- 128.4%
  (Cost $14,283,550)..........                   12,236,251
OTHER ASSETS AND
  LIABILITIES -- (28.4)%......                   (2,710,049)
                                                -----------
NET ASSETS -- 100.0%..........                  $ 9,526,202
                                                ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b)..............            414   $     6,868
Aerovironment, Inc. (a)(b)....            149         4,760
American Science &
  Engineering, Inc. (b).......             97         5,794
Argon ST, Inc. (a)(b).........            153         3,594
Axsys Technologies, Inc. (a)..             98         5,776
BE Aerospace, Inc. (a)........          1,010        15,988
Ceradyne, Inc. (a)(b).........            287        10,521
Cubic Corp. ..................            166         4,082
Curtiss-Wright Corp. (b)......            484        21,998
DRS Technologies, Inc. (b)....            445        34,154
DynCorp International, Inc.
  (a).........................            255         4,274
Esterline Technologies Corp.
  (a)(b)......................            313        12,392
GenCorp, Inc. (a)(b)..........            554         3,734
Heico Corp. (b)...............            210         5,893
Hexcel Corp. (a)(b)...........          1,043        14,279
Ladish Co., Inc. (a)(b).......            149         3,017
Moog, Inc. (Class A) (a)(b)...            412        17,667
Orbital Sciences Corp. (a)....            625        14,981
Stanley, Inc. (a)(b)..........            190         7,013
Taser International, Inc.
  (a)(b)......................            715         5,112
Teledyne Technologies, Inc.
  (a).........................            356        20,349
TransDigm Group, Inc. (a)(b)..            274         9,379
Triumph Group, Inc. (b).......            181         8,273
                                                -----------
                                                    239,898
                                                -----------
AIR FREIGHT &
  LOGISTICS -- 0.3%
Atlas Air Worldwide Holdings,
  Inc. (a)....................            142         5,724
Forward Air Corp. (b).........            308         8,387
HUB Group, Inc. (Class A)
  (a).........................            404        15,211
Pacer International, Inc.
  (b).........................            370         6,094
UTI Worldwide, Inc. ..........            979        16,662
                                                -----------
                                                     52,078
                                                -----------
AIRLINES -- 0.5%
AirTran Holdings, Inc.
  (a)(b)......................          1,220         2,965
Alaska Air Group, Inc.
  (a)(b)......................            389         7,932
Allegiant Travel Co. (a)......            146         5,157
Continental Airlines, Inc.
  (Class B) (a)(b)............          1,187        19,799
Hawaiian Holdings, Inc.
  (a)(b)......................            457         4,241
JetBlue Airways Corp. (a)(b)..          1,982         9,811
Republic Airways Holdings,
  Inc. (a)(b).................            395         4,025
SkyWest, Inc. (b).............            628        10,035
UAL Corp. (b).................          1,365        11,998
US Airways Group, Inc.
  (a)(b)......................          1,123         6,772
                                                -----------
                                                     82,735
                                                -----------
AUTO COMPONENTS -- 0.7%
American Axle & Manufacturing
  Holdings, Inc. (b)..........            496         2,659
ArvinMeritor, Inc. (b)........            791        10,315
ATC Technology Corp. (a)......            225         5,341
Cooper Tire & Rubber Co. (b)..            631         5,427
Dana Holding Corp. (a)(b).....            780         3,775
Drew Industries, Inc. (a)(b)..            221         3,781
Exide Technologies (a)........            703         5,188
Federal-Mogul Corp. (Class A)
  (a).........................            271         3,401
Fuel Systems Solutions, Inc.
  (a).........................            125         4,306
Gentex Corp. (b)..............          1,554        22,222
Lear Corp. (a)(b).............            706         7,413
Modine Manufacturing Co. .....            350         5,068
Superior Industries
  International, Inc. (b).....            235         4,503
Tenneco Automotive, Inc.
  (a)(b)......................            500         5,315
TRW Automotive Holdings Corp.
  (a).........................            581         9,244
Visteon Corp. (a)(b)..........          1,348         3,127
                                                -----------
                                                    101,085
                                                -----------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc.
  (a)(b)......................            814           830
Thor Industries, Inc. (b).....            414        10,275
Winnebago Industries, Inc.
  (b).........................            305         3,941
                                                -----------
                                                     15,046
                                                -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)(b)..            106         5,034
Central European Distribution
  Corp. (a)...................            414        18,800
Coca-Cola Hellenic Bottling
  Co. SA (b)..................             43         1,877
National Beverage Corp. (a)...            110           976
PepsiAmericas, Inc. (b).......            691        14,317
                                                -----------
                                                     41,004
                                                -----------
BIOTECHNOLOGY -- 2.5%
Acorda Therapeutics, Inc.
  (a)(b)......................            392         9,349
Affymax, Inc. (a)(b)..........             86         1,707
Alkermes, Inc. (a)(b).........          1,062        14,125
Allos Therapeutics, Inc.
  (a)(b)......................            610         4,520
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................            379        10,972
Arena Pharmaceuticals, Inc.
  (a)(b)......................            824         4,120
Ariad Pharmaceuticals, Inc.
  (a)(b)......................            683         1,687
Celera Corp. (a)(b)...........            864        13,349
Cepheid, Inc. (a)(b)..........            614         8,492
Cougar Biotechnology, Inc.
  (a)(b)......................            183         6,110
Cubist Pharmaceuticals, Inc.
  (a)(b)......................            605        13,449
CV Therapeutics, Inc. (a)(b)..            633         6,836
Dendreon Corp. (a)(b).........            985         5,624
Enzon Pharmaceuticals, Inc.
  (a)(b)......................            448         3,306
Genomic Health, Inc. (a)......            170         3,850
Geron Corp. (a)(b)............            791         3,124
GTx, Inc. (a)(b)..............            189         3,595
Halozyme Therapeutics, Inc.
  (a)(b)......................            743         5,454
Human Genome Sciences, Inc.
  (a)(b)......................          1,464         9,296
Idenix Pharmaceuticals, Inc.
  (a).........................            221         1,598
Incyte Corp. (a)(b)...........          1,021         7,811
Indevus Pharmaceuticals, Inc.
  (a)(b)......................            763         2,556
InterMune, Inc. (a)(b)........            332         5,680
Isis Pharmaceuticals, Inc.
  (a).........................            979        16,535
Lexicon Genetics, Inc.
  (a)(b)......................            984         1,752
Ligand Pharmaceuticals, Inc.
  (Class B)(a)(b).............            736         2,171
MannKind Corp. (a)(b).........            544         2,100
Martek Biosciences Corp. (b)..            351        11,028
Maxygen, Inc. (a).............            296         1,252
Medarex, Inc. (a)(b)..........          1,374         8,890
Momenta Pharmaceuticals, Inc.
  (a)(b)......................            317         4,156
Myriad Genetics, Inc. (a)(b)..            484        31,402
Neurocrine Biosciences, Inc.
  (a).........................            377         1,768
Onyx Pharmaceuticals, Inc.
  (a)(b)......................            598        21,636
Opko Health, Inc. (a).........          1,191         2,084
OSI Pharmaceuticals, Inc.
  (a)(b)......................            620        30,560
Osiris Therapeutics, Inc.
  (a).........................            196         3,781

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PDL BioPharma, Inc. (b).......          1,276   $    11,880
Pharmasset, Inc. (a)(b).......            177         3,531
Progenics Pharmaceuticals,
  Inc. (a)(b).................            268         3,567
Regeneron Pharmaceuticals,
  Inc. (a)(b).................            672        14,670
Rigel Pharmaceuticals, Inc.
  (a)(b)......................            394         9,200
Sangamo Biosciences, Inc.
  (a)(b)......................            400         3,080
Savient Pharmaceuticals, Inc.
  (a)(b)......................            580         8,648
Seattle Genetics, Inc.
  (a)(b)......................            602         6,441
Tercica, Inc. (a)(b)..........            223         1,994
Theravance, Inc. (a)(b).......            567         7,065
United Therapeutics Corp.
  (a)(b)......................            247        25,977
Zymogenetics, Inc. (a)(b).....            403         2,684
                                                -----------
                                                    384,462
                                                -----------
BUILDING PRODUCTS -- 0.7%
American Woodmark Corp. (b)...            100         2,245
Ameron International Corp.
  (b).........................             92         6,592
Apogee Enterprises, Inc. (b)..            301         4,524
Armstrong World Industries,
  Inc. (b)....................            199         5,751
Builders FirstSource, Inc.
  (a)(b)......................            167         1,000
Gibraltar Industries, Inc.
  (b).........................            291         5,445
Griffon Corp. (a)(b)..........            854         7,703
Lennox International, Inc.
  (b).........................            572        19,030
NCI Building Systems, Inc.
  (a)(b)......................            209         6,636
Owens Corning, Inc. (a)(b)....            945        22,595
Quanex Building Products Corp.
  (b).........................            404         6,157
Simpson Manufacturing Co.,
  Inc. (b)....................            410        11,107
Universal Forest Products,
  Inc. (b)....................            191         6,668
                                                -----------
                                                    105,453
                                                -----------
CAPITAL MARKETS -- 1.6%
BGC Partners, Inc. ...........            320         1,373
Calamos Asset Management, Inc.
  (Class A) (b)...............            216         3,871
Cohen & Steers, Inc. (b)......            177         5,014
E*TRADE Financial Corp.
  (a)(b)......................          4,794        13,423
FBR Capital Markets Corp.
  (a)(b)......................            335         2,171
FCStone Group, Inc. (a)(b)....            287         5,163
Fortress Investment Group LLC
  (Class A) (b)...............            428         4,494
GAMCO Investors, Inc. (b).....             67         3,973
GFI Group, Inc. (b)...........            704         3,316
GLG Partners, Inc. (b)........          2,153        11,669
Greenhill & Co., Inc. (b).....            101         7,449
Investment Technology Group,
  Inc. (a)....................            465        14,150
Jefferies Group, Inc. (b).....          1,259        28,202
KBW, Inc. (a)(b)..............            361        11,891
Knight Capital Group, Inc.
  (Class A) (a)...............          1,003        14,905
LaBranche & Co., Inc. (a).....            615         2,767
Lazard, Ltd. (Class A)........            509        21,765
MF Global, Ltd. (a)(b)........          1,063         4,613
optionsXpress Holdings, Inc.
  (b).........................            500         9,710
Penson Worldwide, Inc.
  (a)(b)......................            224         3,107
Piper Jaffray Cos., Inc.
  (a)(b)......................            201         8,693
Pzena Investment Management,
  Inc. (Class A) (b)..........             54           512
Riskmetrics Group, Inc.
  (a)(b)......................            330         6,458
Stifel Financial Corp. (a)....            230        11,477
SWS Group, Inc. ..............            292         5,887
Thomas Weisel Partners Group,
  Inc. (a)(b).................            239         2,015
TradeStation Group, Inc.
  (a)(b)......................            391         3,656
W.P. Carey & Co. LLC..........            295         7,699
Waddell & Reed Financial, Inc.
  (Class A)...................            931        23,042
                                                -----------
                                                    242,465
                                                -----------
CHEMICALS -- 2.3%
A. Schulman, Inc. ............            252         4,985
American Vanguard Corp. (b)...            192         2,895
Arch Chemicals, Inc. (b)......            266         9,390
Balchem Corp. ................            197         5,254
Cabot Corp. (b)...............            548        17,415
Calgon Carbon Corp. (a)(b)....            437         8,897
Chemtura Corp. ...............          2,572        11,728
Cytec Industries, Inc. (b)....            516        20,078
Ferro Corp. (b)...............            473         9,507
Flotek Industries, Inc.
  (a)(b)......................            243         2,673
H.B. Fuller Co. (b)...........            525        10,957
Hercules, Inc. (b)............          1,235        24,441
Innophos Holdings, Inc. ......            113         2,755
Koppers Holdings, Inc. (b)....            221         8,268
Kronos Worldwide, Inc. (b)....             32           424
LSB Industries, Inc. (a)(b)...            163         2,257
Minerals Technologies, Inc.
  (b).........................            209        12,406
Nalco Holding Co. (b).........          1,533        28,422
NewMarket Corp. (b)...........            119         6,255
NL Industries, Inc. (b).......             75           770
Olin Corp. (b)................            734        14,240
OM Group, Inc. (a)(b).........            332         7,470
PolyOne Corp. (a)(b)..........            900         5,805
Rockwood Holdings, Inc.
  (a)(b)......................            486        12,471
RPM International, Inc. (b)...          1,413        27,327
Sensient Technologies Corp. ..            506        14,234
Solutia, Inc. (a).............          1,007        14,098
Spartech Corp. (b)............            319         3,158
Stepan Co. ...................             77         4,202
Terra Nitrogen Co. LP (b).....             80         8,788
The Scotts Miracle-Gro Co.
  (Class A) (b)...............            473        11,182
Valhi, Inc. (b)...............            122         2,196
Valspar Corp. (b).............          1,009        22,491
W.R. Grace & Co. (a)(b).......            643         9,722
Westlake Chemical Corp. (b)...            218         4,584
Zep, Inc. ....................            222         3,916
Zoltek Cos., Inc. (a)(b)......            293         5,013
                                                -----------
                                                    360,674
                                                -----------
COMMERCIAL BANKS -- 6.4%
1st Source Corp. (b)..........            152         3,572
AMCORE Financial, Inc. (b)....            222         2,053
Associated Ban-Corp...........          1,293        25,795
Bancfirst Corp. (b)...........             73         3,528
BancorpSouth, Inc. (b)........            837        23,545
Bank of Hawaii Corp. (b)......            528        28,222
Bank of the Ozarks, Inc. (b)..            132         3,564
Banner Corp. (b)..............            151         1,814
BOK Financial Corp. (b).......            246        11,909
Boston Private Financial
  Holdings, Inc. (b)..........            606         5,296
Capital City Bank Group, Inc.
  (b).........................            127         3,981
Capitol Bancorp, Ltd. (b).....            167         3,255
Cascade Bancorp (b)...........            228         2,027
Cathay General Bancorp (b)....            542        12,900

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Central Pacific Financial
  Corp. (b)...................            302   $     5,077
Chemical Financial Corp. (b)..            238         7,411
Citizens Republic Bancorp,
  Inc. (b)....................          1,041         3,206
City Bank.....................            141         2,200
City Holding Co. (b)..........            179         7,563
CoBiz, Inc. (b)...............            236         2,834
Columbia Banking System,
  Inc. .......................            186         3,298
Community Bank System, Inc.
  (b).........................            330         8,299
Community Trust Bancorp, Inc.
  (b).........................            141         4,850
Cullen/Frost Bankers, Inc.
  (b).........................            600        36,000
CVB Financial Corp. (b).......            737        10,244
East West Bancorp, Inc. (b)...            688         9,426
F.N.B. Corp. (b)..............            917        14,654
First Bancorp- North Carolina
  (b).........................            176         3,010
First BanCorp- Puerto Rico
  (b).........................            843         9,324
First Busey Corp. (b).........            303         5,554
First Citizens Bancshares,
  Inc. (Class A)..............             64        11,456
First Commonwealth Financial
  Corp. (b)...................            732         9,860
First Community Bancshares,
  Inc. (b)....................            107         4,015
First Financial Bancorp (b)...            418         6,103
First Financial Bankshares,
  Inc. (b)....................            195        10,117
First Financial Corp. (b).....            113         5,309
First Horizon National Corp.
  (b).........................          2,190        20,496
First Merchants Corp. ........            187         4,264
First Midwest Bancorp, Inc.
  (b).........................            530        12,847
FirstMerit Corp. (b)..........            811        17,031
Frontier Financial Corp. (b)..            513         6,890
Fulton Financial Corp. (b)....          1,881        20,522
Glacier Bancorp, Inc. (b).....            585        14,490
Guaranty Bancorp (a)(b).......            556         3,392
Hancock Holding Co. (b).......            279        14,229
Hanmi Financial Corp. (b).....            468         2,363
Harleysville National Corp.
  (b).........................            345         5,858
Home Bancshares, Inc. ........            173         4,476
IBERIABANK Corp. (b)..........            126         6,659
Independent Bank Corp.-
  Massachusetts (b)...........            172         5,361
Independent Bank Corp.-
  Michigan (b)................            223         1,380
International Bancshares Corp.
  (b).........................            572        15,444
Investors Bancorp, Inc. (a)...            487         7,329
MB Financial, Inc. (b)........            372        12,302
Midwest Banc Holdings, Inc.
  (b).........................            242           968
Nara Bancorp, Inc. (b)........            259         2,901
National Penn Bancshares, Inc.
  (b).........................            867        12,658
NBT Bancorp, Inc. (b).........            350        10,472
Northfield Bancorp, Inc. (a)..            218         2,640
Old National Bancorp (b)......            725        14,514
Old Second Bancorp, Inc. (b)..            119         2,204
Oriental Financial Group......            240         4,286
Pacific Capital Bancorp (b)...            506        10,297
PacWest Bancorp (b)...........            285         8,148
Park National Corp. (b).......            121         9,438
Pinnacle Financial Partners,
  Inc. (a)....................            245         7,546
Popular, Inc. ................          2,767        22,938
PrivateBancorp, Inc. (b)......            339        14,123
Prosperity Bancshares, Inc. ..            500        16,995
Provident Bankshares Corp.
  (b).........................            336         3,263
Renasant Corp. ...............            227         4,928
Republic Bancorp, Inc.-
  Kentucky (b)................            110         3,335
S&T Bancorp, Inc. ............            297        10,939
S.Y. Bancorp, Inc. (b)........            126         3,858
Sandy Spring Bancorp, Inc.
  (b).........................            169         3,735
Santander Bancorp.............             56           605
Seacoast Banking Corp. of
  Florida (b).................            153         1,642
Signature Bank (a)............            314        10,952
Simmons First National Corp.
  (b).........................            137         4,877
South Financial Group, Inc.
  (b).........................            795         5,827
Sterling Bancorp (b)..........            182         2,632
Sterling Bancshares, Inc.
  (b).........................            808         8,444
Sterling Financial
  Corp. -- Washington (b).....            558         8,091
Suffolk Bancorp...............            101         3,980
Sun Bancorp, Inc. (a)(b)......            203         2,751
Susquehanna Bancshares, Inc.
  (b).........................            933        18,212
SVB Financial Group (a)(b)....            351        20,330
TCF Financial Corp. (b).......          1,343        24,174
Texas Capital Bancshares, Inc.
  (a).........................            278         5,771
The Colonial BancGroup, Inc.
  (b).........................          2,190        17,213
Tompkins Trustco, Inc. .......             77         3,888
TowneBank (b).................            264         5,808
Trico Bancshares (b)..........            161         3,466
Trustmark Corp. (b)...........            551        11,428
UCBH Holdings, Inc. (b).......          1,226         7,859
UMB Financial Corp. ..........            332        17,437
Umpqua Holdings Corp. (b).....            654         9,620
United Bankshares, Inc. (b)...            470        16,450
United Community Banks, Inc.
  (b).........................            522         6,926
Valley National Bancorp (b)...          1,366        28,631
W Holding Co., Inc. (b).......          1,311           708
Washington Trust Bancorp, Inc.
  (b).........................            123         3,272
Webster Financial Corp. (b)...            570        14,392
WesBanco, Inc. (b)............            266         7,081
West Coast Bancorp............            153         2,243
Westamerica Bancorp (b).......            315        18,122
Western Alliance Bancorp
  (a)(b)......................            251         3,880
Whitney Holding Corp. (b).....            693        16,805
Wilmington Trust Corp. (b)....            730        21,046
Wintrust Financial Corp. (b)..            254         7,455
                                                -----------
                                                    998,808
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
ABM Industries, Inc. (b)......            492        10,745
ACCO Brands Corp. (a)(b)......            588         4,434
American Ecology Corp. (b)....            171         4,732
American Reprographics Co.
  (a)(b)......................            400         6,900
Bowne & Co., Inc. ............            303         3,500
Cenveo, Inc. (a)(b)...........            540         4,153
Clean Harbors, Inc. (a)(b)....            218        14,726
Comfort Systems USA, Inc. ....            422         5,638
Consolidated Graphics, Inc.
  (a).........................            107         3,245
Courier Corp. (b).............            115         2,341
Deluxe Corp. (b)..............            560         8,058
EnergySolutions, Inc. ........            741         7,410
EnerNOC, Inc. (a)(b)..........            105         1,086
Ennis, Inc. (b)...............            272         4,205
Fuel Tech, Inc. (a)(b)........            204         3,690
G & K Services, Inc. (Class
  A)..........................            218         7,205
GeoEye, Inc. (a)..............            191         4,227
Healthcare Services Group,
  Inc. (b)....................            423         7,737
Herman Miller, Inc. (b).......            604        14,780
HNI Corp. (b).................            361         9,148
IKON Office Solutions, Inc. ..            713        12,128

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Innerworkings, Inc. (a)(b)....            303   $     3,360
Interface, Inc. (Class A)
  (b).........................            577         6,560
Kimball International, Inc.
  (Class B) (b)...............            262         2,830
Knoll, Inc. ..................            529         7,998
M&F Worldwide Corp. (a)(b)....            138         5,520
McGrath Rentcorp (b)..........            232         6,686
Metalico, Inc. (a)(b).........            285         1,682
Mine Safety Appliances Co.
  (b).........................            343        13,075
Mobile Mini, Inc. (a)(b)......            371         7,171
Rollins, Inc. (b).............            563        10,686
Schawk, Inc. (b)..............            144         2,177
Standard Parking Corp.
  (a)(b)......................             96         2,133
Steelcase, Inc. (Class A)
  (b).........................            672         7,224
Sykes Enterprises, Inc. (a)...            349         7,664
Team, Inc. (a)(b).............            197         7,116
Tetra Tech, Inc. (a)(b).......            645        15,519
The Brink's Co. ..............            442        26,971
The Geo Group, Inc. (a)(b)....            551        11,136
United Stationers, Inc. (a)...            250        11,957
Viad Corp. ...................            203         5,844
Waste Connections, Inc.
  (a)(b)......................            721        24,730
                                                -----------
                                                    328,127
                                                -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
3Com Corp. (a)(b).............          4,348        10,131
Acme Packet, Inc. (a)(b)......            351         2,011
ADC Telecommunications, Inc.
  (a)(b)......................          1,255        10,605
Adtran, Inc. (b)..............            687        13,390
Airvana, Inc. (a)(b)..........            380         2,238
Arris Group, Inc. (a)(b)......          1,310        10,126
Aruba Networks, Inc. (a)(b)...            356         1,826
Avocent Corp. (a).............            479         9,800
Bel Fuse, Inc. (Class B)(b)...            125         3,559
BigBand Networks, Inc.
  (a)(b)......................            438         1,616
Black Box Corp. ..............            183         6,319
Blue Coat Systems, Inc.
  (a)(b)......................            415         5,889
Brocade Communications
  Systems, Inc. (a)...........          4,033        23,472
CIENA Corp. (a)(b)............            979         9,868
CommScope, Inc. (a)(b)........            758        26,257
Comtech Telecommunications
  Corp. (a)(b)................            262        12,901
Emulex Corp. (a)(b)...........            911         9,720
Extreme Networks, Inc.
  (a)(b)......................          1,170         3,943
F5 Networks, Inc. (a)(b)......            874        20,434
Finisar Corp. (a)(b)..........          4,466         4,511
Foundry Networks, Inc. (a)....          1,402        25,531
Harmonic, Inc. (a)............          1,017         8,594
Harris Stratex Networks, Inc.
  (a).........................            234         1,828
Hughes Communications, Inc.
  (a)(b)......................             92         3,376
Infinera Corp. (a)(b).........            991         9,474
InterDigital, Inc. (a)(b).....            490        11,785
Ixia(a)(b)....................            413         3,044
Loral Space & Communications,
  Ltd. (a)(b).................            133         1,964
Netgear, Inc. (a).............            383         5,745
Neutral Tandem, Inc. (a)(b)...            228         4,227
OpNext, Inc. (a)..............            215           987
Plantronics, Inc. (b).........            527        11,868
Polycom, Inc. (a)(b)..........            949        21,950
Powerwave Technologies, Inc.
  (a)(b)......................          1,421         5,627
Riverbed Technology, Inc.
  (a)(b)......................            583         7,299
ShoreTel, Inc. (a)(b).........            209         1,200
Sonus Networks, Inc. (a)(b)...          2,932         8,444
Starent Networks Corp.
  (a)(b)......................            343         4,438
Sycamore Networks, Inc.
  (a)(b)......................          2,086         6,738
Tekelec (a)(b)................            620         8,674
Tellabs, Inc. (a).............          3,949        16,033
Utstarcom, Inc. (a)(b)........          1,044         3,518
ViaSat, Inc. (a)..............            312         7,357
                                                -----------
                                                    368,317
                                                -----------
COMPUTERS & PERIPHERALS -- 0.8%
Adaptec, Inc. (a)(b)..........          1,166         3,825
Avid Technology, Inc. (a)(b)..            322         7,747
Data Domain, Inc. (a)(b)......            380         8,463
Diebold, Inc. ................            712        23,574
Electronics for Imaging, Inc.
  (a).........................            568         7,912
Hutchinson Technology, Inc.
  (a).........................            259         2,999
Hypercom Corp. (a)............            534         2,125
Imation Corp. (b).............            340         7,681
Intermec, Inc. (a)(b).........            518        10,174
Isilon Systems, Inc. (a)(b)...            252         1,111
Novatel Wireless, Inc.
  (a)(b)......................            334         2,024
Palm, Inc. (b)................          1,088         6,495
QLogic Corp. (a)(b)...........          1,424        21,873
Quantum Corp. (a)(b)..........          2,318         2,434
Rackable Systems, Inc. (a)....            315         3,090
STEC, Inc. (a)(b).............            278         2,141
Stratasys, Inc. (a)(b)........            234         4,088
Synaptics, Inc. (a)(b)........            364        11,000
                                                -----------
                                                    128,756
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.6%
Aecom Technology Corp. (a)....            812        19,845
Dycom Industries, Inc.
  (a)(b)......................            440         5,729
EMCOR Group, Inc. (a)(b)......            722        19,003
Furmanite Corp. (a)...........            395         4,084
Granite Construction, Inc.
  (b).........................            339        12,143
Great Lakes Dredge & Dock
  Corp. ......................            473         2,985
Insituform Technologies, Inc.
  (a)(b)......................            303         4,533
Layne Christensen Co. (a).....            204         7,228
Mastec, Inc. (a)..............            515         6,844
Northwest Pipe Co. (a)(b).....             97         4,231
Perini Corp. (a)(b)...........            303         7,814
Pike Electric Corp. (a)(b)....            191         2,814
                                                -----------
                                                     97,253
                                                -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b).....            479        10,715
Headwaters, Inc. (a)(b).......            462         6,168
Texas Industries, Inc. (b)....            292        11,931
                                                -----------
                                                     28,814
                                                -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. (b)...........            558         1,668
Advanta Corp. (Class B)(b)....            452         3,720
AmeriCredit Corp. (a)(b)......          1,248        12,642
Cardtronics, Inc. (a)(b)......            156         1,226
Cash America International,
  Inc. (b)....................            313        11,281
CompuCredit Corp. (a)(b)......            336         1,317
Credit Acceptance Corp.
  (a)(b)......................             22           374
Dollar Financial Corp.
  (a)(b)......................            248         3,817

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Ezcorp, Inc. (a)..............            400   $     7,520
First Cash Financial Services,
  Inc. (a)....................            283         4,245
Nelnet, Inc. (b)..............            307         4,359
The First Marblehead Corp.
  (b).........................            697         1,736
The Student Loan Corp. .......             43         3,999
World Acceptance Corp.
  (a)(b)......................            164         5,904
                                                -----------
                                                     63,808
                                                -----------
CONTAINERS & PACKAGING -- 0.9%
Aptargroup, Inc. (b)..........            694        27,142
Boise, Inc. (a)(b)............            319           498
Graphic Packaging Holding Co.
  (a)(b)......................            870         2,175
Greif, Inc. (Class A) (b).....            332        21,786
Myers Industries, Inc. (b)....            305         3,846
Packaging Corp. of America
  (b).........................          1,139        26,402
Rock-Tenn Co. (b).............            415        16,592
Silgan Holdings, Inc. (b).....            268        13,692
Smurfit-Stone Container Corp.
  (a)(b)......................          2,772        13,028
Temple-Inland, Inc. (b).......            967        14,757
                                                -----------
                                                    139,918
                                                -----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A)
  (a)(b)......................            184         1,724
LKQ Corp. (a)(b)..............          1,469        24,929
                                                -----------
                                                     26,653
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
American Public Education,
  Inc. (a)(b).................            142         6,856
Capella Education Co. (a)(b)..            159         6,815
Career Education Corp.
  (a)(b)......................            957        15,647
Coinstar, Inc. (a)............            282         9,024
Corinthian Colleges, Inc.
  (a)(b)......................            925        13,875
Hillenbrand, Inc. ............            672        13,547
Jackson Hewitt Tax Service,
  Inc. .......................            274         4,203
Lincoln Educational Services
  Corp. (a)(b)................             25           331
Matthews International Corp.
  (Class A) (b)...............            338        17,150
Pre-Paid Legal Services, Inc.
  (a)(b)......................             89         3,672
Regis Corp. (b)...............            465        12,787
Service Corp. International
  (b).........................          2,833        23,684
Sotheby's (b).................            727        14,584
Steiner Leisure, Ltd. (a)(b)..            157         5,398
Stewart Enterprises, Inc.
  (Class A) (b)...............            907         7,129
Strayer Education, Inc. (b)...            155        31,040
thinkorswim Group, Inc.
  (a)(b)......................            517         4,307
Universal Technical Institute,
  Inc. (a)(b).................            235         4,009
                                                -----------
                                                    194,058
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Asset Acceptance Capital Corp.
  (a)(b)......................            148         1,560
Financial Federal Corp. (b)...            275         6,303
Interactive Brokers Group,
  Inc. (Class A) (a)..........            438         9,711
KKR Financial Holdings LLC....          1,615        10,272
MarketAxess Holdings, Inc.
  (a).........................            305         2,461
MSCI, Inc. (Class A) (a)......            750        18,000
NewStar Financial, Inc.
  (a)(b)......................            257         2,079
PHH Corp. (a).................            590         7,841
Pico Holdings, Inc. (a)(b)....            178         6,392
Portfolio Recovery Associates,
  Inc. (a)(b).................            164         7,975
Resource America, Inc. (b)....            150         1,425
                                                -----------
                                                     74,019
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
Alaska Communications Systems
  Group, Inc. (b).............            447         5,467
Atlantic Tele-Network, Inc. ..            104         2,912
Cbeyond, Inc. (a)(b)..........            263         3,785
Cincinnati Bell, Inc. (a)(b)..          2,658         8,213
Cogent Communications Group,
  Inc. (a)(b).................            473         3,652
Consolidated Communications
  Holdings, Inc. (b)..........            243         3,664
FairPoint Communications, Inc.
  (b).........................            961         8,332
General Communication, Inc.
  (Class A) (a)(b)............            411         3,806
Global Crossing, Ltd. (a).....            284         4,305
Globalstar, Inc. (a)(b).......            769         1,307
Iowa Telecommunications
  Services, Inc. (b)..........            343         6,407
NTELOS Holdings Corp. (b).....            317         8,524
PAETEC Holding Corp. (a)(b)...          1,360         2,924
Premiere Global Services, Inc.
  (a)(b)......................            610         8,577
Shenandoah Telecommunications
  Co. (b).....................            255         5,628
SureWest Communications.......            171         1,744
tw telecom, inc. (a)(b).......          1,600        16,624
Vonage Holdings Corp. (a)(b)..            432           436
                                                -----------
                                                     96,307
                                                -----------
ELECTRIC UTILITIES -- 1.6%
ALLETE, Inc. (b)..............            278        12,371
Brookfield Infrastructure
  Partners LP (b).............            235         3,697
Cleco Corp. ..................            638        16,109
El Paso Electric Co. (a)(b)...            483        10,143
Empire District Electric
  Co. ........................            354         7,558
Great Plains Energy, Inc.
  (b).........................          1,280        28,442
Hawaiian Electric Industries,
  Inc. (b)....................            907        26,403
IDACORP, Inc. (b).............            481        13,992
ITC Holdings Corp. (b)........            536        27,749
MGE Energy, Inc. (b)..........            241         8,568
Portland General Electric Co.
  (b).........................            668        15,805
Sierra Pacific Resources(b)...          2,535        24,285
UIL Holdings Corp. (b)........            252         8,651
Unisource Energy Corp. (b)....            381        11,121
Westar Energy, Inc. ..........          1,137        26,196
                                                -----------
                                                    241,090
                                                -----------
ELECTRICAL EQUIPMENT -- 1.8%
A.O. Smith Corp. .............            213         8,347
Acuity Brands, Inc. (b).......            441        18,416
Advanced Battery Technologies,
  Inc. (a)(b).................            425         1,373
American Superconductor Corp.
  (a)(b)......................            415         9,782
AZZ, Inc. (a)(b)..............            132         5,461
Baldor Electric Co. (b).......            451        12,993
Belden CDT, Inc. .............            473        15,037
Brady Corp. (Class A) (b).....            517        18,240
Encore Wire Corp. (b).........            203         3,676
Ener1, Inc. (a)(b)............            415         3,241

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Energy Conversion Devices,
  Inc. (a)(b).................            489   $    28,484
EnerSys(a)(b).................            458         9,027
Evergreen Solar, Inc. (a)(b)..          1,642         9,064
Franklin Electric Co., Inc.
  (b).........................            192         8,554
FuelCell Energy, Inc. (a)(b)..            677         4,082
General Cable Corp. (a)(b)....            571        20,345
GrafTech International, Ltd.
  (a)(b)......................          1,297        19,598
GT Solar International, Inc.
  (a)(b)......................            325         3,526
II-VI, Inc. (a)(b)............            272        10,516
Orion Energy Systems, Inc.
  (a)(b)......................            240         1,346
Plug Power, Inc. (a)(b).......            757           749
Polypore International, Inc.
  (a)(b)......................            203         4,367
Powell Industries, Inc. (a)...             82         3,346
Power-One, Inc. (a)(b)........            816         1,183
Regal-Beloit Corp. (b)........            342        14,542
Thomas & Betts Corp. (a)(b)...            636        24,848
Valence Technology, Inc. (a)..            655         2,260
Vicor Corp. (b)...............            186         1,652
Woodward Governor Co. (b).....            619        21,832
                                                -----------
                                                    285,887
                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.7%
Agilysys, Inc. (b)............            244         2,462
Anixter International, Inc.
  (a)(b)......................            331        19,698
AVX Corp. (b).................            553         5,635
Benchmark Electronics, Inc.
  (a)(b)......................            730        10,278
Brightpoint, Inc. (a)(b)......            575         4,140
Checkpoint Systems, Inc.
  (a)(b)......................            434         8,168
Cogent, Inc. (a)(b)...........            431         4,405
Cognex Corp. (b)..............            409         8,245
Coherent, Inc. (a)(b).........            240         8,532
CTS Corp. (b).................            366         4,677
Daktronics, Inc. (b)..........            410         6,831
DTS Inc. (a)..................            197         5,483
Echelon Corp. (a)(b)..........            363         3,586
Electro Scientific Industries,
  Inc. (a)(b).................            289         4,110
FARO Technologies, Inc.
  (a)(b)......................            159         3,239
ICx Technologies, Inc.
  (a)(b)......................            131         1,010
Insight Enterprises, Inc.
  (a)(b)......................            507         6,799
IPG Photonics Corp. (a)(b)....            227         4,429
KEMET Corp. (a)(b)............            842         1,145
L-1 Identity Solutions, Inc.
  (a).........................            772        11,796
Littelfuse, Inc. (a)(b).......            232         6,897
Measurement Specialties, Inc.
  (a)(b)......................            134         2,337
Methode Electronics, Inc.
  (Class A)...................            401         3,585
MTS Systems Corp. (b).........            189         7,957
Multi-Fineline Electronix,
  Inc. (a)(b).................             98         1,449
National Instruments Corp.
  (b).........................            607        18,240
Newport Corp. (a)(b)..........            402         4,334
OSI Systems, Inc. (a).........            176         4,138
Park Electrochemical Corp.
  (b).........................            207         5,018
Plexus Corp. (a)(b)...........            426         8,818
Rofin-Sinar Technologies, Inc.
  (a)(b)......................            318         9,734
Rogers Corp. (a)(b)...........            192         7,100
Sanmina-SCI Corp. (a)(b)......          5,805         8,127
Scansource, Inc. (a)(b).......            281         8,090
Smart Modular Technologies
  (WWH), Inc. (a).............            385         1,155
SYNNEX Corp. (a)(b)...........            191         4,267
Tech Data Corp. (a)(b)........            566        16,895
Technitrol, Inc. (b)..........            442         6,537
TTM Technologies, Inc.
  (a)(b)......................            440         4,365
Universal Display Corp.
  (a)(b)......................            354         3,880
Vishay Intertechnology, Inc.
  (a).........................          1,827        12,095
                                                -----------
                                                    269,686
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Allis-Chalmers Energy, Inc.
  (a)(b)......................            303         3,833
Atwood Oceanics, Inc. (a)(b)..            589        21,440
Basic Energy Services, Inc.
  (a)(b)......................            254         5,410
Bristow Group, Inc. (a).......            299        10,118
Bronco Drilling Co., Inc.
  (a).........................            313         3,199
Cal Dive International, Inc.
  (a)(b)......................            423         4,484
CARBO Ceramics, Inc. (b)......            228        11,767
Complete Production Services,
  Inc. (a)(b).................            527        10,608
Dawson Geophysical Co. (a)....             78         3,642
Dresser-Rand Group, Inc.
  (a)(b)......................            911        28,669
Dril-Quip, Inc. (a)...........            338        14,666
ENGlobal Corp. (a)............            194         2,574
Exterran Partners LP..........            110         1,664
Global Industries, Ltd.
  (a)(b)......................            934         6,482
Grey Wolf, Inc. (a)(b)........          1,915        14,899
Gulf Island Fabrication,
  Inc. .......................            133         4,584
Gulfmark Offshore, Inc.
  (a)(b)......................            242        10,861
Helix Energy Solutions Group,
  Inc. (a)(b).................            905        21,973
Hercules Offshore, Inc.
  (a)(b)......................            954        14,463
Hornbeck Offshore Services,
  Inc. (a)(b).................            259        10,003
ION Geophysical Corp. (a)(b)..            907        12,870
Key Energy Services, Inc.
  (a)(b)......................          1,346        15,614
Lufkin Industries, Inc. (b)...            156        12,379
Matrix Service Co. (a)(b).....            289         5,520
NATCO Group, Inc. (a)(b)......            217         8,719
Newpark Resources, Inc.
  (a)(b)......................            956         6,979
Oceaneering International,
  Inc. (a)....................            598        31,885
Oil States International, Inc.
  (a)(b)......................            529        18,700
Parker Drilling Co. (a)(b)....          1,195         9,584
PHI, Inc. (a)(b)..............            149         5,502
Pioneer Drilling Co. (a)......            543         7,222
RPC, Inc. (b).................            349         4,907
SEACOR Holdings, Inc. (a)(b)..            227        17,922
Superior Well Services, Inc.
  (a)(b)......................            158         3,999
T-3 Energy Services, Inc.
  (a).........................            133         4,937
Tetra Technologies, Inc.
  (a)(b)......................            794        10,997
Tidewater, Inc. (b)...........            561        31,057
Trico Marine Services, Inc.
  (a)(b)......................            139         2,374
Unit Corp. (a)................            512        25,508
                                                -----------
                                                    442,014
                                                -----------
FOOD & STAPLES RETAILING -- 0.9%
Arden Group, Inc. (Class A)
  (b).........................             13         1,893
BJ'S Wholesale Club, Inc.
  (a)(b)......................            648        25,181
Casey's General Stores, Inc.
  (b).........................            552        16,654
Great Atlantic & Pacific Tea
  Co. (a)(b)..................            380         4,112
Ingles Markets, Inc. (b)......            125         2,854
Longs Drug Stores Corp. (b)...            339        25,642
Nash Finch Co. (b)............            140         6,037
Pantry, Inc. (a)(b)...........            229         4,853
Pricesmart, Inc. (b)..........            158         2,645
Rite Aid Corp. (a)(b).........          6,248         5,248

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Ruddick Corp. (b).............            451   $    14,635
Spartan Stores, Inc. .........            238         5,921
The Andersons, Inc. (b).......            193         6,797
United Natural Foods, Inc.
  (a)(b)......................            420        10,496
Weis Markets, Inc. ...........            115         4,141
Winn-Dixie Stores, Inc.
  (a)(b)......................            589         8,187
                                                -----------
                                                    145,296
                                                -----------
FOOD PRODUCTS -- 1.6%
Alico, Inc. (b)...............             37         1,755
B&G Foods, Inc. (b)...........            376         2,688
Cal-Maine Foods, Inc. (b).....            122         3,348
Chiquita Brands International,
  Inc. (a)(b).................            461         7,288
Corn Products International,
  Inc. (b)....................            795        25,663
Darling International, Inc.
  (a).........................            881         9,788
Del Monte Foods Co. (b).......          2,130        16,614
Farmer Brothers Co. (b).......             62         1,542
Flowers Foods, Inc. ..........            915        26,864
Fresh Del Monte Produce, Inc.
  (a)(b)......................            491        10,900
Green Mountain Coffee
  Roasters, Inc. (a)(b).......            196         7,711
Hain Celestial Group, Inc.
  (a)(b)......................            406        11,177
J&J Snack Foods Corp. ........            148         5,019
Lancaster Colony Corp. .......            222         8,360
Lance, Inc. (b)...............            341         7,737
Pilgrim's Pride Corp. (b).....            524         1,305
Ralcorp Holdings, Inc.
  (a)(b)......................            610        41,120
Reddy Ice Holdings, Inc. (b)..            218           796
Sanderson Farms, Inc. (b).....            190         6,981
The J.M. Smucker Co. .........            594        30,110
Tootsie Roll Industries, Inc.
  (b).........................            241         6,967
TreeHouse Foods, Inc. (a)(b)..            333         9,890
                                                -----------
                                                    243,623
                                                -----------
GAS UTILITIES -- 1.6%
AGL Resources, Inc. (b).......            830        26,045
Amerigas Partners LP..........            353        10,742
Atmos Energy Corp. ...........            979        26,061
EnergySouth, Inc. ............             81         4,976
Ferrellgas Partners LP........            429         7,851
Laclede Group, Inc. (b).......            220        10,668
New Jersey Resources Corp.
  (b).........................            452        16,222
Nicor, Inc. (b)...............            487        21,598
Northwest Natural Gas Co.
  (b).........................            290        15,080
Piedmont Natural Gas Co., Inc.
  (b).........................            748        23,906
South Jersey Industries, Inc.
  (b).........................            320        11,424
Southwest Gas Corp. ..........            461        13,950
Spectra Energy Partners LP....            168         3,192
Suburban Propane Partners LP
  (b).........................            356        11,954
UGI Corp. (b).................          1,168        30,111
WGL Holdings, Inc. ...........            526        17,069
                                                -----------
                                                    250,849
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.7%
Abaxis, Inc. (a)(b)...........            234         4,610
ABIOMED, Inc. (a)(b)..........            367         6,514
Accuray, Inc. (a)(b)..........            409         3,301
Advanced Medical Optics, Inc.
  (a)(b)......................            650        11,557
Align Technology, Inc.
  (a)(b)......................            651         7,050
American Medical Systems
  Holdings, Inc. (a)(b).......            786        13,959
Analogic Corp. (b)............            145         7,215
Arthrocare Corp. (a)(b).......            285         7,900
Conceptus, Inc. (a)(b)........            238         3,946
CONMED Corp. (a)..............            307         9,824
CryoLife, Inc. (a)(b).........            277         3,634
Cyberonics, Inc. (a)(b).......            249         4,233
Datascope Corp. (b)...........            143         7,383
Edwards Lifesciences Corp.
  (a)(b)......................            599        34,598
ev3, Inc. (a)(b)..............            686         6,888
Gen-Probe, Inc. (a)(b)........            584        30,981
Greatbatch, Inc. (a)(b).......            254         6,233
Haemonetics Corp. (a)(b)......            272        16,788
Hill-Rom Holdings, Inc. (b)...            672        20,368
I-Flow Corp. (a)(b)...........            262         2,439
ICU Medical, Inc. (a).........            145         4,410
Immucor, Inc. (a)(b)..........            759        24,258
Insulet Corp. (a)(b)..........            221         3,076
Integra LifeSciences Holdings
  Corp. (a)(b)................            224         9,863
Invacare Corp. (b)............            352         8,497
Inverness Medical Innovations,
  Inc. (a)....................            836        25,080
Kensey Nash Corp. (a).........             90         2,832
Masimo Corp. (a)(b)...........            510        18,972
Mentor Corp. (b)..............            369         8,804
Meridian Bioscience, Inc.
  (b).........................            434        12,603
Merit Medical Systems, Inc.
  (a).........................            291         5,462
Natus Medical, Inc. (a)(b)....            292         6,617
NuVasive, Inc. (a)............            385        18,992
OraSure Technologies, Inc.
  (a)(b)......................            468         2,303
Orthofix International N.V.
  (a)(b)......................            184         3,428
Palomar Medical Technologies,
  Inc. (a)(b).................            211         2,840
Quidel Corp. (a)(b)...........            332         5,448
ResMed, Inc. (a)..............            838        36,034
RTI Biologics, Inc. (a)(b)....            521         4,871
Sirona Dental Systems, Inc.
  (a)(b)......................            184         4,284
SonoSite, Inc. (a)(b).........            186         5,841
STERIS Corp. .................            641        24,089
SurModics, Inc. (a)(b)........            170         5,353
Symmetry Medical, Inc. (a)....            359         6,663
Teleflex, Inc. ...............            431        27,364
The Cooper Cos., Inc. (b).....            486        16,893
Thoratec Corp. (a)(b).........            589        15,461
TomoTherapy, Inc. (a)(b)......            252         1,154
Trans1, Inc. (a)(b)...........            101           999
Vital Signs, Inc. (b).........             86         6,356
Volcano Corp. (a)(b)..........            352         6,086
West Pharmaceutical Services,
  Inc. (b)....................            346        16,892
Wright Medical Group, Inc.
  (a)(b)......................            409        12,450
Zoll Medical Corp. (a)(b).....            226         7,395
                                                -----------
                                                    571,091
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.0%
Air Methods Corp. (a)(b)......            117         3,312
Alliance Imaging, Inc.
  (a)(b)......................            303         3,112
Amedisys, Inc. (a)(b).........            290        14,114
AMERIGROUP Corp. (a)(b).......            572        14,437
AMN Healthcare Services, Inc.
  (a)(b)......................            362         6,360
AmSurg Corp. (a)(b)...........            336         8,558
Apria Healthcare Group, Inc.
  (a).........................            474         8,646
Assisted Living Concepts, Inc.
  (a)(b)......................            593         3,777
athenahealth, Inc. (a)........            228         7,586
Brookdale Senior Living, Inc.
  (b).........................            441         9,698

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
CardioNet, Inc. (a)(b)........             55   $     1,373
Centene Corp. (a).............            466         9,558
Chemed Corp. (b)..............            248        10,183
Corvel Corp. (a)..............             87         2,489
Cross Country Healthcare, Inc.
  (a)(b)......................            301         4,903
Emeritus Corp. (a)(b).........            219         5,453
Genoptix, Inc. (a)............             94         3,071
Gentiva Health Services, Inc.
  (a).........................            304         8,190
Hanger Orthopedic Group, Inc.
  (a)(b)......................            249         4,345
Health Management Associates,
  Inc. (Class A) (a)(b).......          2,632        10,949
HealthExtras, Inc. (a)........            366         9,560
Healthsouth Corp. (a)(b)......            936        17,251
Healthspring, Inc. (a)(b).....            576        12,188
Healthways, Inc. (a)(b).......            374         6,033
HMS Holdings Corp. (a)........            247         5,918
inVentiv Health, Inc. (a).....            354         6,252
IPC The Hospitalist Co.
  (a)(b)......................            121         3,110
Kindred Healthcare, Inc.
  (a)(b)......................            344         9,484
Landauer, Inc. (b)............            101         7,348
LHC Group, Inc. (a)(b)........            157         4,471
LifePoint Hospitals, Inc.
  (a)(b)......................            580        18,641
Magellan Health Services, Inc.
  (a)(b)......................            410        16,835
Medcath Corp. (a)(b)..........            173         3,100
Molina Healthcare, Inc.
  (a)(b)......................            146         4,526
MWI Veterinary Supply, Inc.
  (a)(b)......................            131         5,147
National Healthcare Corp.
  (b).........................             87         4,099
Nighthawk Radiology Holdings,
  Inc. (a)(b).................            254         1,834
Odyssey Healthcare, Inc.
  (a)(b)......................            335         3,400
Owens & Minor, Inc. (b).......            439        21,292
Pediatrix Medical Group, Inc.
  (a).........................            511        27,553
PharMerica Corp. (a)..........            305         6,859
PSS World Medical, Inc.
  (a)(b)......................            663        12,929
Psychiatric Solutions, Inc.
  (a)(b)......................            567        21,518
RehabCare Group, Inc. (a).....            206         3,729
Res-Care, Inc. (a)............            263         4,771
Skilled Healthcare Group, Inc.
  (Class A) (a)(b)............            205         3,257
Sun Healthcare Group, Inc.
  (a)(b)......................            398         5,835
Sunrise Assisted Living, Inc.
  (a)(b)......................            479         6,605
Tenet Healthcare Corp.
  (a)(b)......................          5,132        28,483
Triple-S Management Corp.
  (Class B)(a)(b).............            163         2,655
Universal American Financial
  Corp. (a)...................            449         5,473
VCA Antech, Inc. (a)..........            903        26,611
Virtual Radiologic Corp.
  (a)(b)......................             78           636
WellCare Health Plans, Inc.
  (a).........................            446        16,056
                                                -----------
                                                    473,573
                                                -----------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts Healthcare
  Solutions, Inc. (a)(b)......            623         7,750
Eclipsys Corp. (a)(b).........            590        12,361
HLTH Corp. (a)(b).............          1,968        22,494
Med Assets, Inc. (a)(b).......            314         5,401
Omnicell, Inc. (a)............            359         4,721
Phase Forward, Inc. (a).......            462         9,660
                                                -----------
                                                     62,387
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
AFC Enterprises, Inc. (a)(b)..            292         2,120
Ambassadors Group, Inc. (b)...            204         3,246
Ameristar Casinos, Inc. (b)...            242         3,434
Bally Technologies, Inc.
  (a)(b)......................            529        16,018
BJ's Restaurants, Inc.
  (a)(b)......................            187         2,233
Bob Evans Farms, Inc. (b).....            332         9,060
Boyd Gaming Corp. (b).........            628         5,878
Brinker International, Inc.
  (b).........................          1,097        19,625
Buffalo Wild Wings, Inc.
  (a)(b)......................            178         7,163
California Pizza Kitchen, Inc.
  (a)(b)......................            272         3,501
CBRL Group, Inc. (b)..........            237         6,233
CEC Entertainment, Inc.
  (a)(b)......................            265         8,798
Cedar Fair LP.................            547        11,328
Chipotle Mexican Grill, Inc.
  (a)(b)......................            356        19,754
Choice Hotels International,
  Inc. (b)....................            362         9,810
Churchill Downs, Inc. (b).....            108         5,290
CKE Restaurants, Inc. ........            536         5,682
DineEquity, Inc. (b)..........            165         2,782
Domino's Pizza, Inc. (a)......            458         5,560
Gaylord Entertainment Co.
  (a)(b)......................            446        13,099
Great Wolf Resorts, Inc.
  (a)(b)......................            314         1,149
International Speedway Corp.
  (Class A)...................            351        13,657
Interval Leisure Group, Inc.
  (a).........................            423         4,399
Isle of Capri Casinos, Inc.
  (a)(b)......................            208         1,876
Jack in the Box, Inc. (a)(b)..            615        12,976
Krispy Kreme Doughnuts, Inc.
  (a)(b)......................            582         1,921
Landry's Restaurants, Inc.
  (b).........................            110         1,710
Life Time Fitness, Inc.
  (a)(b)......................            376        11,758
Marcus Corp. .................            209         3,361
Morgans Hotel Group Co.
  (a)(b)......................            316         3,448
O'Charleys, Inc. (b)..........            228         1,995
Orient-Express Hotels, Ltd.
  (Class A) (b)...............            427        10,303
P F Chang's China Bistro, Inc.
  (a)(b)......................            243         5,720
Panera Bread Co. (Class A)
  (a)(b)......................            322        16,390
Papa John's International,
  Inc. (a)(b).................            241         6,546
Peet's Coffee & Tea, Inc.
  (a)(b)......................            144         4,020
Pinnacle Entertainment, Inc.
  (a)(b)......................            651         4,922
Red Robin Gourmet Burgers,
  Inc. (a)(b).................            160         4,288
Ruby Tuesday, Inc. (a)(b).....            586         3,393
Scientific Games Corp. (Class
  A) (a)(b)...................            741        17,058
Shuffle Master, Inc. (a)......            579         2,947
Sonic Corp. (a)(b)............            663         9,660
Speedway Motorsports, Inc.
  (b).........................            158         3,078
Texas Roadhouse, Inc. (Class
  A) (a)(b)...................            566         5,088
The Cheesecake Factory, Inc.
  (a).........................            677         9,898
The Steak n Shake Co. (a)(b)..            253         2,196
Vail Resorts, Inc. (a)(b).....            334        11,673
Wendy's/Arby's Group, Inc.
  (b).........................          4,634        24,375
WMS Industries, Inc. (a)(b)...            482        14,735
                                                -----------
                                                    375,154
                                                -----------
HOUSEHOLD DURABLES -- 1.7%
American Greetings Corp.
  (Class A) (b)...............            487         7,446
Beazer Homes USA, Inc.
  (a)(b)......................            396         2,368
Blyth, Inc. (b)...............            294         3,334
Brookfield Homes Corp. (b)....            115         1,651
Centex Corp. (b)..............          1,340        21,708
Champion Enterprises, Inc.
  (a)(b)......................            831         4,612

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
CSS Industries, Inc. (b)......             94   $     2,420
Ethan Allen Interiors, Inc.
  (b).........................            295         8,266
Furniture Brands
  International, Inc. (b).....            391         4,113
Harman International
  Industries, Inc. (b)........            631        21,498
Helen of Troy, Ltd. (a).......            296         6,740
Hovnanian Enterprises, Inc.
  (a)(b)......................            638         5,098
iRobot Corp. (a)(b)...........            207         3,068
Jarden Corp. (a)(b)...........            747        17,517
KB HOME(b)....................            718        14,130
La-Z-Boy, Inc. (b)............            562         5,238
Lennar Corp. (Class A) (b)....          1,510        22,937
M.D.C. Holdings, Inc. (b).....            389        14,234
M/I Homes, Inc. (b)...........            154         3,508
Meritage Homes Corp. (a)......            304         7,509
National Presto Industries,
  Inc. .......................             53         3,948
Russ Berrie & Co., Inc. (a)...            131         1,005
Ryland Group, Inc. (b)........            465        12,332
Sealy Corp. (b)...............            480         3,101
Skyline Corp. (b).............             68         1,797
Snap-on, Inc. (b).............            623        32,807
Standard Pacific Corp.
  (a)(b)......................          1,342         6,589
Tempur-Pedic International,
  Inc. (b)....................            770         9,055
Tupperware Brands Corp. (b)...            663        18,319
                                                -----------
                                                    266,348
                                                -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co.
  (Class A) (a)(b)............            688         4,094
WD-40 Co. (b).................            163         5,856
                                                -----------
                                                      9,950
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..            192         6,975
Synthesis Energy Systems, Inc.
  (a)(b)......................            320         1,552
                                                -----------
                                                      8,527
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Carlisle Cos., Inc. (b).......            662        19,840
Icahn Enterprises LP..........             67         2,884
Otter Tail Corp. (b)..........            286         8,789
Raven Industries, Inc. (b)....            200         7,870
Seaboard Corp. (b)............              4         5,028
Standex International Corp.
  (b).........................            132         3,663
Tredegar Corp. ...............            262         4,661
                                                -----------
                                                     52,735
                                                -----------
INSURANCE -- 4.8%
Alleghany Corp. (a)(b)........             64        23,360
Allied World Assurance
  Holdings, Ltd. .............            379        13,462
AMBAC Financial Group, Inc.
  (b).........................          3,131         7,295
American Equity Investment
  Life Holding Co. (b)........            587         4,402
American Financial Group, Inc.
  (b).........................            813        23,983
American National Insurance
  Co. ........................            168        14,503
American Physicians Capital,
  Inc. (b)....................             96         4,064
Amtrust Financial Services,
  Inc. (b)....................            443         6,020
Argo Group International
  Holdings, Ltd. (a)..........            334        12,308
Arthur J. Gallagher & Co.
  (b).........................            999        25,634
Aspen Insurance Holdings,
  Ltd. .......................            764        21,010
Assured Guaranty, Ltd. (b)....            637        10,358
Baldwin & Lyons, Inc. (Class
  B)..........................             93         2,229
Castlepoint Holdings, Ltd.
  (b).........................            382         4,252
CNA Surety Corp. (a)(b).......            173         2,889
Conseco, Inc. (a).............          1,977         6,959
Crawford & Co. (a)(b).........            269         4,089
Darwin Professional
  Underwriters, Inc. (a)......             89         2,769
Delphi Financial Group (b)....            440        12,338
Donegal Group, Inc. (b).......            140         2,538
eHealth, Inc. (a)(b)..........            270         4,320
Employers Holdings, Inc. (b)..            536         9,316
Endurance Specialty Holdings,
  Ltd. (b)....................            572        17,686
Enstar Group, Ltd. (a)........             77         7,497
Erie Indemnity Co. (Class A)..            343        14,499
FBL Financial Group, Inc.
  (Class A) (b)...............            135         3,765
First American Corp. .........            889        26,225
Flagstone Reinsurance
  Holdings, Ltd. (b)..........            455         4,673
FPIC Insurance Group, Inc.
  (a).........................             90         4,625
Greenlight Capital Re, Ltd.
  (a)(b)......................            320         7,357
Harleysville Group, Inc. .....            152         5,746
HCC Insurance Holdings,
  Inc. .......................          1,246        33,642
Hilb Rogal and Hobbs Co. (b)..            391        18,275
Hilltop Holdings, Inc.
  (a)(b)......................            502         5,181
Horace Mann Educators Corp. ..            433         5,573
Infinity Property & Casualty
  Corp. ......................            173         7,128
IPC Holdings, Ltd. (b)........            543        16,404
Kansas City Life Insurance Co.
  (b).........................             39         1,794
LandAmerica Financial Group,
  Inc. (b)....................            147         3,565
Max Re Capital, Ltd. (b)......            505        11,731
MBIA, Inc. (b)................          2,523        30,024
Mercury General Corp. (b).....            281        15,385
Montpelier Re Holdings, Ltd.
  (b).........................            935        15,437
National Financial Partners
  Corp. (b)...................            424         6,360
National Interstate Corp.
  (b).........................             62         1,490
National Western Life
  Insurance Co. (Class A).....             24         5,810
Navigators Group, Inc. (a)....            145         8,410
Odyssey Re Holdings Corp.
  (b).........................            282        12,351
OneBeacon Insurance Group,
  Ltd. (b)....................            245         5,182
Platinum Underwriters
  Holdings, Ltd. .............            523        18,556
Presidential Life Corp. (b)...            245         3,868
ProAssurance Corp. (a)........            318        17,808
Reinsurance Group of America,
  Inc. (b)....................            673        36,342
RLI Corp. (b).................            208        12,915
Safety Insurance Group, Inc.
  (b).........................            173         6,562
Selective Insurance Group,
  Inc. .......................            583        13,362
StanCorp Financial Group, Inc.
  (b).........................            531        27,612
State Auto Financial Corp. ...            141         4,099
Stewart Information Services
  Corp. ......................            180         5,355
The Hanover Insurance Group,
  Inc. .......................            557        25,355
The Phoenix Cos., Inc. .......          1,177        10,875
Tower Group, Inc. (b).........            209         4,924
United America Indemnity, Ltd.
  (a)(b)......................            188         2,675
United Fire & Casualty Co. ...            226         6,461
Unitrin, Inc. ................            495        12,345
Validus Holdings, Ltd. .......            351         8,161

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Wesco Financial Corp. ........             16   $     5,712
Zenith National Insurance
  Corp. (b)...................            406        14,876
                                                -----------
                                                    751,776
                                                -----------
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)......................            245         1,475
Blue Nile, Inc. (a)(b)........            157         6,731
Gaiam, Inc. (Class A) (a)(b)..            144         1,526
HSN, Inc. (a)(b)..............            423         4,657
Netflix, Inc. (a)(b)..........            519        16,027
NutriSystem, Inc. (b).........            309         5,475
Orbitz Worldwide, Inc.
  (a)(b)......................            396         2,325
Overstock.com, Inc. (a)(b)....            170         3,368
Shutterfly, Inc. (a)(b).......            136         1,307
Stamps.com, Inc. (a)..........            172         2,007
Ticketmaster (a)(b)...........            423         4,539
                                                -----------
                                                     49,437
                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Ariba, Inc. (a)(b)............            910        12,858
Art Technology Group, Inc.
  (a)(b)......................          1,393         4,903
Bankrate, Inc. (a)............            160         6,226
comScore, Inc. (a)(b).........            177         3,121
Constant Contact, Inc.
  (a)(b)......................            142         2,424
DealerTrack Holdings, Inc.
  (a)(b)......................            431         7,258
Dice Holdings, Inc. (a)(b)....            251         1,782
Digital River, Inc. (a)(b)....            397        12,863
DivX, Inc. (a)................            293         1,896
EarthLink, Inc. (a)(b)........          1,212        10,302
Equinix, Inc. (a)(b)..........            349        24,242
Greenfield Online, Inc.
  (a)(b)......................            222         3,863
GSI Commerce, Inc. (a)(b).....            225         3,483
Infospace, Inc. ..............            392         4,253
Internap Network Services
  Corp. (a)(b)................            511         1,778
Interwoven, Inc. (a)(b).......            494         6,975
j2 Global Communications, Inc.
  (a)(b)......................            475        11,091
Limelight Networks, Inc.
  (a)(b)......................            407         1,018
LoopNet, Inc. (a)(b)..........            296         2,910
Marchex, Inc. (Class B)(b)....            300         3,087
ModusLink Global Solutions,
  Inc. (a)....................            534         5,132
Move, Inc. (a)(b).............          1,573         3,335
NIC, Inc. (b).................            419         2,891
Omniture, Inc. (a)(b).........            769        14,119
Perficient, Inc. (a)(b).......            326         2,165
Rackspace Hosting, Inc. (a)...            161         1,573
RealNetworks, Inc. (a)(b).....          1,005         5,105
S1 Corp. (a)..................            537         3,286
SAVVIS, Inc. (a)(b)...........            419         5,631
SonicWALL, Inc. (a)(b)........            626         3,280
Switch & Data Facilities Co.,
  Inc. (a)(b).................            244         3,038
TechTarget, Inc. (a)(b).......             76           532
Terremark Worldwide, Inc.
  (a)(b)......................            450         3,092
The Knot, Inc. (a)(b).........            281         2,346
United Online, Inc. (b).......            881         8,290
ValueClick, Inc. (a)..........          1,019        10,424
Vignette Corp. (a)(b).........            265         2,846
VistaPrint, Ltd. (a)(b).......            445        14,614
Vocus, Inc. (a)(b)............            170         5,773
WebMD Health Corp. (Class A)
  (a)(b)......................             85         2,528
Websense, Inc. (a)............            489        10,929
                                                -----------
                                                    237,262
                                                -----------
IT SERVICES -- 1.7%
Acxiom Corp. (b)..............            709         8,891
BearingPoint, Inc. (a)(b).....          2,535         1,318
Broadridge Financial
  Solutions, Inc. ............          1,498        23,054
CACI International, Inc.
  (Class A) (a)...............            321        16,082
CIBER, Inc. (a)(b)............            549         3,838
Convergys Corp. (a)(b)........          1,243        18,372
CSG Systems International,
  Inc. (a)....................            388         6,802
CyberSource Corp. (a)(b)......            742        11,954
Euronet Worldwide, Inc.
  (a)(b)......................            501         8,382
ExlService Holdings, Inc.
  (a).........................            158         1,387
Forrester Research, Inc.
  (a)(b)......................            165         4,838
Gartner, Inc. (a)(b)..........            683        15,490
Genpact, Ltd. (a)(b)..........            610         6,338
Global Cash Access, Inc. (a)..            451         2,282
Heartland Payment Systems,
  Inc. (b)....................            306         7,821
iGate Corp. (a)...............            414         3,589
infoUSA, Inc. (b).............            350         2,313
Integral Systems Inc. (a).....            186         3,863
Lionbridge Technologies, Inc.
  (a)(b)......................            583         1,423
Mantech International Corp.
  (Class A) (a)(b)............            227        13,459
MAXIMUS, Inc. ................            201         7,405
MoneyGram International, Inc.
  (b).........................            862         1,224
NeuStar, Inc. (Class A)
  (a)(b)......................            829        16,489
Perot Systems Corp. (Class A)
  (a).........................            925        16,049
RightNow Technologies, Inc.
  (a).........................            264         3,318
Sapient Corp. (a).............            919         6,828
SRA International, Inc. (a)...            468        10,591
Syntel, Inc. (b)..............            131         3,209
TeleTech Holdings, Inc. (a)...            435         5,411
TNS, Inc. (a)(b)..............            256         4,959
Unisys Corp. (a)(b)...........          3,672        10,098
VeriFone Holdings, Inc.
  (a)(b)......................            722        11,942
Wright Express Corp. (a)......            415        12,388
                                                -----------
                                                    271,407
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. (b)...........            938        11,997
Callaway Golf Co. (b).........            710         9,990
JAKKS Pacific, Inc. (a)(b)....            292         7,274
Leapfrog Enterprises, Inc.
  (a)(b)......................            381         4,023
Marine Products Corp. (b).....            153         1,270
Polaris Industries, Inc. (b)..            360        16,376
Pool Corp. (b)................            518        12,085
RC2 Corp. (a)(b)..............            187         3,740
Smith & Wesson Holding Corp.
  (a)(b)......................            393         1,470
                                                -----------
                                                     68,225
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.2%
Affymetrix, Inc. (a)..........            749         5,797
Albany Molecular Research,
  Inc. (a)....................            241         4,360
AMAG Pharmaceuticals, Inc.
  (a)(b)......................            187         7,243
Bio-Rad Laboratories, Inc.
  (Class A) (a)...............            207        20,518
Bruker Corp. (a)(b)...........            552         7,358
Cambrex Corp. (a)(b)..........            305         1,876
Dionex Corp. (a)(b)...........            205        13,028

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Enzo Biochem, Inc. (a)(b).....            379   $     4,161
eResearch Technology, Inc.
  (a)(b)......................            463         5,514
Exelixis, Inc. (a)(b).........          1,143         6,950
Kendle International, Inc.
  (a).........................            140         6,259
Luminex Corp. (a)(b)..........            441        11,029
Medivation, Inc. (a)(b).......            265         7,012
Nektar Therapeutics (a)(b)....            950         3,411
PAREXEL International Corp.
  (a)(b)......................            609        17,454
PharmaNet Development Group,
  Inc. (a)(b).................            199         1,437
Sequenom, Inc. (a)............            492        13,097
Techne Corp. (a)..............            420        30,290
Varian, Inc. (a)..............            316        13,556
                                                -----------
                                                    180,350
                                                -----------
MACHINERY -- 3.4%
Actuant Corp. (Class A) (b)...            594        14,993
Albany International Corp.
  (Class A)...................            274         7,488
Altra Holdings, Inc. (a)(b)...            285         4,207
American Railcar Industries,
  Inc. (b)....................             88         1,412
Ampco-Pittsburgh Corp. .......             91         2,357
Astec Industries, Inc.
  (a)(b)......................            188         5,796
Badger Meter, Inc. (b)........            155         7,277
Barnes Group, Inc. (b)........            465         9,402
Blount International, Inc.
  (a)(b)......................            392         4,363
Briggs & Stratton Corp. (b)...            539         8,721
Cascade Corp. (b).............            108         4,731
Chart Industries, Inc. (a)....            302         8,625
CIRCOR International, Inc.
  (b).........................            179         7,774
CLARCOR, Inc. (b).............            553        20,986
Colfax Corp. (a)(b)...........            204         3,409
Columbus McKinnon Corp.
  (a)(b)......................            204         4,808
Crane Co. ....................            559        16,608
Dynamic Materials Corp. (b)...            134         3,110
Energy Recovery, Inc. (a)(b)..            105         1,007
EnPro Industries, Inc. (a)....            216         8,027
ESCO Technologies, Inc.
  (a)(b)......................            277        13,343
Federal Signal Corp. (b)......            514         7,042
Force Protection, Inc.
  (a)(b)......................            690         1,849
Freightcar America, Inc. (b)..            123         3,600
Gardner Denver, Inc. (a)......            577        20,033
Graco, Inc. (b)...............            653        23,253
Graham Corp. .................             55         2,975
IDEX Corp. (b)................            879        27,267
K-Tron International, Inc.
  (a).........................             28         3,607
Kaydon Corp. (b)..............            297        13,383
Kennametal, Inc. .............            798        21,642
L.B. Foster Co. (a)...........            120         3,650
Lindsay Manufacturing Co.
  (b).........................            121         8,803
Middleby Corp. (a)(b).........            182         9,884
Mueller Industries, Inc. .....            404         9,296
Mueller Water Products, Inc.
  (Class B)...................          1,250         8,125
NACCO Industries, Inc. .......             58         5,482
Nordson Corp. (b).............            328        16,108
Oshkosh Corp. ................            805        10,594
RBC Bearings, Inc. (a)(b).....            238         8,018
Robbins & Myers, Inc. (b).....            291         9,001
Sauer-Danfoss, Inc. ..........            117         2,889
Sun Hydraulics Corp. .........            130         3,385
Tecumseh Products Co. (Class
  A) (a)(b)...................            166         4,157
Tennant Co. (b)...............            173         5,927
The Gorman-Rupp Co. (b).......            158         5,960
The Greenbrier Cos., Inc. ....            161         3,141
The Timken Co. ...............            838        23,757
The Toro Co. (b)..............            401        16,561
Titan International, Inc.
  (b).........................            368         7,846
Trinity Industries, Inc. (b)..            883        22,720
Valmont Industries, Inc. .....            200        16,538
Wabash National Corp. (b).....            328         3,100
Wabtec Corp. .................            526        26,947
Watts Water Technologies, Inc.
  (b).........................            320         8,752
Xerium Technologies, Inc.
  (b).........................            204         1,314
                                                -----------
                                                    525,050
                                                -----------
MARINE -- 0.5%
Alexander & Baldwin, Inc.
  (b).........................            442        19,461
American Commercial Lines,
  Inc. (a)(b).................            406         4,320
Eagle Bulk Shipping, Inc.
  (b).........................            509         7,095
Excel Maritime Carriers, Ltd.
  (b).........................            409         6,168
Genco Shipping & Trading, Ltd.
  (b).........................            338        11,235
Horizon Lines, Inc. (b).......            331         3,267
Kirby Corp. (a)...............            583        22,119
TBS International, Ltd.
  (a)(b)......................            171         2,302
                                                -----------
                                                     75,967
                                                -----------
MEDIA -- 1.7%
Arbitron, Inc. (b)............            292        13,050
Belo Corp. ...................            991         5,906
Charter Communications, Inc.
  (a)(b)......................          4,047         2,954
Cinemark Holdings, Inc. ......            382         5,195
Citadel Broadcasting Corp.
  (a)(b)......................          1,819         1,419
CKX, Inc. (a).................            728         4,485
Cox Radio, Inc. (Class A)
  (a)(b)......................            268         2,830
Crown Media Holdings, Inc.
  (Class A) (a)(b)............             94           473
Cumulus Media, Inc. (a)(b)....            360         1,534
Dolan Media Co. (a)(b)........            270         2,724
DreamWorks Animation SKG, Inc.
  (Class A) (a)...............            643        20,222
Entercom Communications Corp.
  (b).........................            306         1,536
Entravision Communications
  Corp. (a)(b)................            613         1,649
Fisher Communications, Inc.
  (a)(b)......................             66         2,600
Harte-Hanks, Inc. (b).........            412         4,273
Hearst-Argyle Television, Inc.
  (b).........................            272         6,074
Idearc, Inc. (b)..............          1,584         1,980
Interactive Data Corp. .......            392         9,886
John Wiley & Sons, Inc. (Class
  A) (b)......................            549        22,207
Journal Communications, Inc.
  (b).........................            458         2,235
Lee Enterprises, Inc. (b).....            414         1,449
Liberty Media
  Corp. -- Interactive (Series
  A) (a)(b)...................          1,209        16,177
Lin TV Corp. (Class A) (a)....            268         1,383
Live Nation, Inc. (a)(b)......            819        13,325
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b)......................            308         2,621
Marvel Entertainment, Inc.
  (a)(b)......................            556        18,982
McClatchy Co. (Class A) (b)...            561         2,468
Media General, Inc. (Class A)
  (b).........................            138         1,715
Mediacom Communications Corp.
  (a)(b)......................            424         2,510
Meredith Corp. (b)............            398        11,160
Morningstar, Inc. (a)(b)......            189        10,484

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
National CineMedia, Inc. (b)..            458   $     5,061
Primedia, Inc. (b)............            189           459
R.H. Donnelley Corp. (a)(b)...            764         1,520
RCN Corp. (a).................            404         4,953
Regal Entertainment Group
  (b).........................            851        13,429
Scholastic Corp. (b)..........            358         9,194
Sinclair Broadcast Group, Inc.
  (b).........................            545         2,747
The New York Times Co. (Class
  A) (b)......................          1,256        17,948
Valassis Communications, Inc.
  (a)(b)......................            496         4,295
Warner Music Group Corp. (b)..            649         4,932
World Wrestling Entertainment,
  Inc. (Class A) (b)..........            217         3,355
                                                -----------
                                                    263,399
                                                -----------
METALS & MINING -- 1.3%
AM Castle & Co. (b)...........            184         3,180
AMCOL International Corp.
  (b).........................            276         8,628
Brush Engineered Materials,
  Inc. (a)(b).................            221         4,104
Carpenter Technology Corp. ...            511        13,107
Century Aluminum Co. (a)(b)...            379        10,495
Coeur d' Alene Mines Corp.
  (a)(b)......................          5,895         9,019
Commercial Metals Co. (b).....          1,238        20,910
Compass Minerals
  International, Inc. (b).....            349        18,284
EXCO Resources, Inc. (a)(b)...          1,854        30,257
General Moly, Inc. (a)(b).....            658         2,862
Haynes International, Inc.
  (a)(b)......................            129         6,041
Hecla Mining Co. (a)(b).......          1,720         8,050
Horsehead Holding Corp.
  (a)(b)......................            373         2,201
Kaiser Aluminum Corp. (b).....            168         7,216
Olympic Steel, Inc. (b).......            103         3,037
Royal Gold, Inc. .............            339        12,190
RTI International Metals, Inc.
  (a)(b)......................            252         4,929
Schnitzer Steel Industries,
  Inc. (Class A)..............            225         8,829
Stillwater Mining Co. (a).....            464         2,696
Titanium Metals Corp. (b).....          1,069        12,122
Worthington Industries, Inc.
  (b).........................            688        10,279
                                                -----------
                                                    198,436
                                                -----------
MULTI-UTILITIES -- 0.7%
Avista Corp. (b)..............            575        12,483
Black Hills Corp. (b).........            412        12,801
CH Energy Group, Inc. (b).....            174         7,581
NorthWestern Corp. (b)........            425        10,680
OGE Energy Corp. (b)..........            993        30,664
PNM Resources, Inc. (b).......            852         8,725
Vectren Corp. ................            879        24,480
                                                -----------
                                                    107,414
                                                -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)(b)...            604         6,626
Big Lots, Inc. (a)(b).........            883        24,574
Dillard's, Inc. (Class A)
  (b).........................            665         7,847
Fred's, Inc. (Class A) (b)....            416         5,915
Retail Ventures, Inc. (a)(b)..            292         1,139
Saks, Inc. (a)(b).............          1,343        12,423
Tuesday Morning Corp. (a)(b)..            298         1,231
                                                -----------
                                                     59,755
                                                -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp.
  (Class A) (a)...............            696        19,384
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 6.0%
Alliance Holdings GP LP (b)...            127         2,544
Alliance Resource Partners LP
  (b).........................            223         7,029
Alon USA Energy, Inc. (b).....            129         1,739
APCO Argentina, Inc. (b)......             99         2,803
Arena Resources, Inc. (a)(b)..            399        15,501
Atlas America, Inc. (b).......            390        13,303
Atlas Energy Resources LLC
  (b).........................            361         9,314
Atlas Pipeline Holdings LP....            108         2,603
Atlas Pipeline Partners LP
  (b).........................            426        10,859
ATP Oil & Gas Corp. (a).......            305         5,432
Aventine Renewable Energy
  Holdings, Inc. (a)(b).......            298           942
Berry Petroleum Co. (Class A)
  (b).........................            424        16,422
Bill Barrett Corp. (a)(b).....            354        11,367
BP Prudhoe Bay Royalty Trust..            233        21,662
BPZ Resources, Inc. (a)(b)....            601        10,337
BreitBurn Energy Partners LP..            574         8,530
Brigham Exploration Co.
  (a)(b)......................            369         4,055
Buckeye GP Holdings LP (b)....            129         2,010
Buckeye Partners LP (b).......            525        19,472
Calumet Specialty Products
  Partners LP (b).............            150         1,852
Capital Product Partners LP
  (b).........................            125         1,360
Carrizo Oil & Gas, Inc. (a)...            295        10,700
Cheniere Energy Partners LP
  (b).........................            144         1,001
Cheniere Energy, Inc. (a)(b)..            494         1,111
Clayton Williams Energy, Inc.
  (a)(b)......................            104         7,335
Clean Energy Fuels Corp.
  (a)(b)......................            218         3,085
Comstock Resources, Inc.
  (a)(b)......................            494        24,725
Concho Resources, Inc.
  (a)(b)......................            676        18,664
Contango Oil & Gas Co.
  (a)(b)......................            151         8,151
Copano Energy LLC.............            457        11,178
Crosstex Energy LP (b)........            422         7,706
Crosstex Energy, Inc. (b).....            491        12,260
CVR Energy, Inc. (a)(b).......            589         5,018
DCP Midstream Partners LP.....            264         4,467
Delek US Holdings, Inc. ......            156         1,446
Delta Petroleum Corp. (a)(b)..            703         9,547
DHT Maritime, Inc. (b)........            431         2,896
Dorchester Minerals LP........            282         6,514
Duncan Energy Partners LP
  (b).........................            158         2,522
Eagle Rock Energy Partners LP
  (b).........................            428         4,507
El Paso Pipeline Partners LP
  (b).........................            264         4,242
Enbridge Energy Management LLC
  (a)(b)......................            127         5,335
Encore Acquisition Co.
  (a)(b)......................            545        22,770
Encore Energy Partners LP
  (b).........................            302         6,590
Energy Partners, Ltd. (a)(b)..            292         2,532
EV Energy Partner LP (b)......            127         2,413
Foundation Coal Holdings,
  Inc. .......................            486        17,292
Frontier Oil Corp. ...........          1,124        20,704
Gastar Exploration Ltd. (a)...          1,697         2,206
General Maritime Corp. (b)....            286         5,571
Genesis Energy LP.............            254         3,630
GeoMet, Inc. (a)(b)...........            221         1,202
GMX Resources, Inc. (a)(b)....            204         9,751
Goodrich Petroleum Corp.
  (a)(b)......................            282        12,292
Gulfport Energy Corp. (a)(b)..            277         2,784
Harvest Natural Resources,
  Inc. (a)(b).................            397         4,018

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Hiland Holdings GP LP (b).....             84   $     1,730
Hiland Partners LP............             51         1,851
Holly Corp. ..................            449        12,985
Holly Energy Partners LP......             87         2,613
Hugoton Royalty Trust (b).....            427        11,461
Inergy Holdings LP............            114         2,898
Inergy LP (b).................            489        10,577
International Coal Group, Inc.
  (a)(b)......................          1,145         7,145
James River Coal Co. (a)(b)...            270         5,937
K-Sea Transportation Partners
  LP (b)......................            133         2,675
Legacy Reserves LP (b)........            170         2,917
Linn Energy LLC (b)...........          1,209        18,498
Magellan Midstream Holdings
  LP..........................            229         3,934
Magellan Midstream Partners LP
  (b).........................            720        23,328
Mariner Energy, Inc. (a)......            886        18,163
Markwest Energy Partners LP...            532        13,449
Martin Midstream Partners LP..             96         1,938
McMoRan Exploration Co.
  (a)(b)......................            633        14,964
Natural Resource Partners LP..            349         8,840
NuStar Energy LP..............            456        19,366
NuStar GP Holdings LLC........            366         6,405
OSG America LP................             71           621
Overseas Shipholding Group,
  Inc. (b)....................            264        15,394
Parallel Petroleum Corp.
  (a)(b)......................            454         4,277
Penn Virginia Corp. ..........            452        24,155
Penn Virginia GP Holdings LP..            202         4,220
Penn Virginia Resource
  Partners LP.................            334         5,508
Petroleum Development Corp.
  (a)(b)......................            161         7,144
Petroquest Energy, Inc.
  (a)(b)......................            469         7,199
Pioneer Southwest Energy
  Partners, L.P. (b)..........             90         1,495
Regency Energy Partners LP....            403         7,391
Rentech, Inc. (a)(b)..........          1,872         2,490
Rex Energy Corp. (a)(b).......            260         4,098
Rosetta Resources, Inc. (a)...            553        10,153
SemGroup Energy Partners LP
  (b).........................            227         1,584
Ship Finance International,
  Ltd. (b)....................            434         9,357
Southern Union Co. (b)........          1,132        23,376
St. Mary Land & Exploration
  Co. (b).....................            668        23,814
Stone Energy Corp. (a)(b).....            371        15,704
Sunoco Logistics Partners LP..            179         7,921
Swift Energy Co. (a)..........            327        12,652
Targa Resources Partners LP
  (b).........................            366         6,229
TC Pipelines LP (b)...........            167         5,167
Teekay LNG Partners LP........            185         2,904
Teekay Offshore Partners LP
  (b).........................            161         1,860
TEPPCO Partners LP............            837        21,871
Tesoro Corp. .................          1,482        24,438
USEC, Inc. (a)(b).............          1,189         6,432
Venoco, Inc. (a)..............            233         3,029
VeraSun Energy Corp. (a)(b)...          1,074         3,362
W&T Offshore, Inc. (b)........            290         7,914
Warren Resources, Inc.
  (a)(b)......................            642         6,407
Western Gas Partners LP.......            202         2,666
Western Refining, Inc. (b)....            288         2,912
Williams Partners LP (b)......            440        11,374
Williams Pipeline Partners
  LP..........................            167         2,331
World Fuel Services Corp. ....            316         7,277
                                                -----------
                                                    931,701
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
AbitibiBowater, Inc. (a)(b)...            569         2,202
Buckeye Technologies, Inc.
  (a)(b)......................            405         3,317
Deltic Timber Corp. ..........            125         7,955
Glatfelter....................            482         6,526
Louisiana-Pacific Corp. (b)...          1,137        10,574
Neenah Paper, Inc. (b)........            151         2,990
Schweitzer-Mauduit
  International, Inc. (b).....            163         3,095
Verso Paper Corp. (b).........            150           396
Wausau-Mosinee Paper Corp.
  (b).........................            522         5,288
                                                -----------
                                                     42,343
                                                -----------
PERSONAL PRODUCTS -- 0.8%
Alberto-Culver Co. ...........            984        26,804
Bare Escentuals, Inc. (a)(b)..            723         7,859
Chattem, Inc. (a)(b)..........            186        14,541
Elizabeth Arden, Inc. (a)(b)..            284         5,575
Herbalife, Ltd. (b)...........            688        27,190
Inter Parfums, Inc. (b).......            153         2,075
NBTY, Inc. (a)................            599        17,682
Nu Skin Enterprises, Inc.
  (Class A)...................            568         9,213
Prestige Brands Holdings, Inc.
  (a)(b)......................            375         3,330
Revlon, Inc. (a)..............            208         3,089
USANA Health Sciences, Inc.
  (a)(b)......................             89         3,648
                                                -----------
                                                    121,006
                                                -----------
PHARMACEUTICALS -- 1.4%
Akorn, Inc. (a)(b)............            542         2,780
Alpharma, Inc. (Class A)
  (a)(b)......................            453        16,711
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................            417        13,511
Biodel, Inc. (a)..............            154           516
BioForm Medical, Inc. (a)(b)..             92           361
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)...            120         1,501
Jazz Pharmaceuticals, Inc.
  (a)(b)......................            197           973
KV Pharmaceutical Co. (Class
  A) (a)(b)...................            404         9,175
Medicis Pharmaceutical Corp.
  (Class A) (b)...............            610         9,095
Noven Pharmaceuticals, Inc.
  (a)(b)......................            260         3,037
Pain Therapeutics, Inc.
  (a)(b)......................            369         3,605
Par Pharmaceutical Cos., Inc.
  (a)(b)......................            373         4,584
Perrigo Co. (b)...............            848        32,614
Salix Pharmaceuticals, Ltd.
  (a)(b)......................            533         3,417
Sciele Pharma, Inc. (b).......            378        11,639
Sepracor, Inc. (a)............          1,169        21,404
Sucampo Pharmaceuticals, Inc.
  (a)(b)......................             72           614
The Medicines Co. (a).........            564        13,096
Valeant Pharmaceuticals
  International(a)(b).........            818        16,744
Viropharma, Inc. (a)(b).......            737         9,669
VIVUS, Inc. (a)...............            747         5,931
Watson Pharmaceuticals, Inc.
  (a).........................          1,133        32,291
Xenoport, Inc. (a)(b).........            242        11,735
                                                -----------
                                                    225,003
                                                -----------
PROFESSIONAL SERVICES -- 1.1%
Administaff, Inc. (b).........            245         6,669
Advisory Board Co. (a)........            196         5,911
CBIZ, Inc. (a)(b).............            524         4,428
CDI Corp. (b).................            151         3,372
CoStar Group, Inc. (a)(b).....            210         9,532

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
CRA International, Inc.
  (a)(b)......................            115   $     3,160
Diamond Management &
  Technology Consultants, Inc.
  (b).........................            304         1,426
Duff & Phelps Corp. (Class A)
  (a)(b)......................            116         2,440
Exponent, Inc. (a)............            161         5,328
First Advantage Corp. (Class
  A) (a)(b)...................            124         1,742
Heidrick & Struggles
  International, Inc. (b).....            182         5,487
Hill International, Inc. (a)..            331         4,584
Huron Consulting Group, Inc.
  (a)(b)......................            206        11,738
Kelly Services, Inc. (Class A)
  (b).........................            293         5,582
Kforce, Inc. (a)..............            410         4,186
Korn/Ferry International(a)...            501         8,928
LECG Corp. (a)................            261         2,106
MPS Group, Inc. (a)...........          1,010        10,181
Navigant Consulting, Inc.
  (a)(b)......................            523        10,403
Resources Connection, Inc.
  (a).........................            487        10,972
School Specialty, Inc.
  (a)(b)......................            181         5,645
Spherion Corp. (a)(b).........            606         2,951
The Corporate Executive Board
  Co. ........................            364        11,375
TrueBlue, Inc. (a)(b).........            484         7,821
Volt Information Sciences,
  Inc. (a)....................            149         1,338
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............            459        22,826
                                                -----------
                                                    170,131
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.5%
Acadia Realty Trust (b).......            329         8,317
Alexander's, Inc. (a).........             28        11,200
Alexandria Real Estate
  Equities, Inc. (b)..........            345        38,812
American Campus Communities,
  Inc. (b)....................            459        15,551
Anthracite Capital, Inc. (b)..            802         4,299
Anworth Mortgage Asset
  Corp. ......................            883         5,227
Arbor Realty Trust, Inc. (b)..            269         2,690
Ashford Hospitality Trust,
  Inc. (b)....................          1,332         5,395
BioMed Realty Trust, Inc. ....            774        20,472
Brandywine Realty Trust.......            962        15,421
BRE Properties, Inc. (b)......            555        27,195
Capital Lease Funding, Inc.
  (b).........................            470         3,727
Capital Trust, Inc. (Class A)
  (b).........................            176         2,728
Capstead Mortgage Corp. ......            608         6,658
CBL & Associates Properties,
  Inc. (b)....................            715        14,357
Cedar Shopping Centers, Inc.
  (b).........................            493         6,517
Chimera Investment Corp. (b)..            406         2,521
Colonial Properties Trust
  (b).........................            446         8,336
Corporate Office Properties
  Trust(b)....................            507        20,457
Cousins Properties, Inc. (b)..            445        11,227
DCT Industrial Trust, Inc.
  (b).........................          1,843        13,804
DiamondRock Hospitality Co. ..          1,036         9,428
Digital Realty Trust, Inc.
  (b).........................            721        34,067
Douglas Emmett, Inc. (b)......          1,176        27,130
DuPont Fabros Technology, Inc.
  (b).........................            387         5,902
EastGroup Properties, Inc.
  (b).........................            267        12,960
Education Realty Trust, Inc.
  (b).........................            297         3,291
Entertainment Properties Trust
  (b).........................            336        18,386
Equity Lifestyle Properties,
  Inc. (b)....................            245        12,992
Equity One, Inc. (b)..........            355         7,274
Essex Property Trust, Inc.
  (b).........................            277        32,777
Extra Space Storage, Inc.
  (b).........................            889        13,655
FelCor Lodging Trust, Inc.
  (b).........................            678         4,854
First Industrial Realty Trust,
  Inc. (b)....................            477        13,680
First Potomac Realty Trust
  (b).........................            262         4,504
Franklin Street Properties
  Corp. ......................            697         9,061
Friedman, Billings, Ramsey
  Group, Inc. (a)(b)..........          1,687         3,374
Getty Realty Corp. (b)........            178         3,946
Glimcher Realty Trust (b).....            392         4,092
Gramercy Capital Corp. (b)....            415         1,075
Hatteras Financial Corp. (b)..            108         2,506
Healthcare Realty Trust,
  Inc. .......................            552        16,091
Highwoods Properties, Inc.
  (b).........................            615        21,869
Home Properties, Inc. (b).....            341        19,761
Hospitality Properties Trust
  (b).........................          1,018        20,889
HRPT Properties Trust.........          2,413        16,626
Inland Real Estate Corp. (b)..            644        10,104
Investors Real Estate Trust
  (b).........................            615         6,882
iStar Financial, Inc. ........          1,453         3,778
JER Investors Trust, Inc.
  (b).........................            250         1,205
Kilroy Realty Corp. (b).......            354        16,918
Kite Realty Group Trust (b)...            306         3,366
LaSalle Hotel Properties (b)..            436        10,168
Lexington Realty Trust (b)....            696        11,985
LTC Properties, Inc. (b)......            223         6,538
Maguire Properties, Inc. (b)..            417         2,485
Medical Properties Trust, Inc.
  (b).........................            711         8,070
MFA Mortgage Investments, Inc.
  (b).........................          2,146        13,949
Mid-America Apartment
  Communities, Inc. (b).......            299        14,693
National Health Investors,
  Inc. .......................            276         9,434
National Retail Properties,
  Inc. (b)....................            783        18,753
Nationwide Health Properties,
  Inc. .......................          1,046        37,635
Newcastle Investment Corp.
  (b).........................            545         3,461
NorthStar Realty Finance Corp.
  (b).........................            618         4,790
Omega Healthcare Investors,
  Inc. (b)....................            751        14,765
Parkway Properties, Inc. (b)..            162         6,133
Pennsylvania Real Estate
  Investment Trust (b)........            425         8,011
Post Properties, Inc. (b).....            473        13,230
Potlatch Corp. (b)............            428        19,855
PS Business Parks, Inc. (b)...            163         9,389
RAIT Investment Trust (b).....            616         3,382
Ramco-Gershenson Properties
  Trust (b)...................            197         4,417
Realty Income Corp. (b).......          1,096        28,058
Redwood Trust, Inc. (b).......            301         6,541
Saul Centers, Inc. ...........            154         7,783
Senior Housing Properties
  Trust (b)...................          1,215        28,953
Sovran Self Storage, Inc. ....            235        10,502
Strategic Hotels & Resorts,
  Inc. (b)....................            811         6,123
Sun Communities, Inc. (b).....            181         3,586
Sunstone Hotel Investors, Inc.
  (b).........................            565         7,628
Tanger Factory Outlet Centers,
  Inc. (b)....................            342        14,976
Taubman Centers, Inc. (b).....            571        28,550
U-Store-It Trust (b)..........            496         6,086
Universal Health Realty Income
  Trust.......................            124         4,824
Urstadt Biddle Properties
  (Class A)...................            186         3,488
Urstadt Biddle Properties.....             37           624
Washington Real Estate
  Investment Trust (b)........            529        19,377
                                                -----------
                                                  1,005,596
                                                -----------

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
Avatar Holdings, Inc. (a)(b)..             60   $     1,980
Forestar Real Estate Group,
  Inc. (a)(b).................            356         5,251
Jones Lang LaSalle, Inc. (b)..            339        14,740
Meruelo Maddux Properties,
  Inc. (a)(b).................            379           462
Tejon Ranch Co. (a)(b)........            128         4,755
The St. Joe Co. (a)(b)........            995        38,895
                                                -----------
                                                     66,083
                                                -----------
ROAD & RAIL -- 0.8%
Amerco, Inc. (a)(b)...........             72         3,019
Arkansas Best Corp. (b).......            247         8,321
Avis Budget Group, Inc.
  (a)(b)......................          1,112         6,383
Con-way, Inc. (b).............            495        21,834
Genesee & Wyoming, Inc. (Class
  A) (a)......................            342        12,832
Heartland Express, Inc. (b)...            637         9,886
Knight Transportation, Inc.
  (b).........................            612        10,386
Landstar Systems, Inc. (b)....            571        25,158
Marten Transport, Ltd.
  (a)(b)......................            163         3,180
Old Dominion Freight Line,
  Inc. (a)....................            325         9,211
Werner Enterprises, Inc. (b)..            557        12,092
YRC Worldwide, Inc. (a)(b)....            610         7,296
                                                -----------
                                                    129,598
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.8%
Actel Corp. (a)(b)............            273         3,407
Advanced Analogic
  Technologies, Inc. (a)(b)...            488         2,269
Advanced Energy Industries,
  Inc. (a)....................            367         5,021
Amkor Technology, Inc.
  (a)(b)......................          1,148         7,313
Anadigics, Inc. (a)(b)........            671         1,886
Applied Micro Circuits Corp.
  (a)(b)......................            695         4,156
Atheros Communications, Inc.
  (a)(b)......................            633        14,926
Atmel Corp. (a)...............          4,807        16,296
ATMI, Inc. (a)................            342         6,149
Axcelis Technologies, Inc.
  (a)(b)......................          1,060         1,802
Brooks Automation, Inc. (a)...            640         5,350
Cabot Microelectronics Corp.
  (a)(b)......................            255         8,180
Cavium Networks, Inc. (a)(b)..            385         5,421
Cirrus Logic, Inc. (a)(b).....            628         3,423
Cohu, Inc. ...................            229         3,623
Conexant Systems, Inc. (a)....            487         1,953
Cree, Inc. (a)(b).............            886        20,183
Cymer, Inc. (a)...............            332         8,410
Diodes, Inc. (a)(b)...........            330         6,088
DSP Group, Inc. (a)(b)........            262         2,004
EMCORE Corp. (a)(b)...........            698         3,448
Entegris, Inc. (a)(b).........          1,225         5,929
Exar Corp. (a)(b).............            430         3,294
Fairchild Semiconductor
  International, Inc. (a).....          1,328        11,806
FEI Co. (a)(b)................            395         9,405
Formfactor, Inc. (a)(b).......            530         9,233
Hittite Microwave Corp. (a)...            182         6,115
Integrated Device Technology,
  Inc. (a)....................          1,834        14,269
International Rectifier Corp.
  (a).........................            766        14,569
IXYS Corp. (a)................            270         2,454
Kulicke & Soffa Industries,
  Inc. (a)....................            565         2,548
Lattice Semiconductor Corp.
  (a)(b)......................          1,169         2,408
Mattson Technology, Inc.
  (a)(b)......................            539         2,549
Micrel, Inc. (b)..............            555         5,034
Microsemi Corp. (a)(b)........            771        19,645
MKS Instruments, Inc. (a)(b)..            473         9,417
Monolithic Power Systems, Inc.
  (a)(b)......................            321         5,576
Netlogic Microsystems, Inc.
  (a)(b)......................            199         6,018
Novellus Systems, Inc. (a)....          1,081        21,231
OmniVision Technologies, Inc.
  (a)(b)......................            556         6,344
PMC-Sierra, Inc. (a)(b).......          2,323        17,237
Power Integrations, Inc.
  (a)(b)......................            325         7,832
Rambus, Inc. (a)(b)...........          1,124        14,443
RF Micro Devices, Inc.
  (a)(b)......................          2,621         7,653
Rubicon Technology, Inc.
  (a)(b)......................            149         1,076
Semtech Corp. (a).............            662         9,242
Sigma Designs, Inc. (a)(b)....            284         4,038
Silicon Image, Inc. (a)(b)....            784         4,187
Silicon Laboratories, Inc.
  (a)(b)......................            520        15,964
Silicon Storage Technology,
  Inc. (a)(b).................          1,035         3,374
Skyworks Solutions, Inc.
  (a)(b)......................          1,735        14,505
Spansion, Inc. (a)(b).........          1,371         2,125
Standard Microsystems Corp.
  (a)(b)......................            254         6,345
Teradyne, Inc. (a)............          1,850        14,448
Tessera Technologies, Inc.
  (a).........................            514         8,399
Trident Microsystems, Inc.
  (a)(b)......................            628         1,507
TriQuint Semiconductor, Inc.
  (a)(b)......................          1,541         7,381
Ultratech, Inc. (a)(b)........            196         2,372
Veeco Instruments, Inc.
  (a)(b)......................            324         4,798
Zoran Corp. (a)...............            560         4,570
                                                -----------
                                                    440,648
                                                -----------
SOFTWARE -- 3.3%
ACI Worldwide, Inc. (a)(b)....            372         6,517
Advent Software, Inc. (a)(b)..            195         6,870
Ansys, Inc. (a)...............              1            38
Blackbaud, Inc. (b)...........            478         8,819
Blackboard, Inc. (a)..........            304        12,248
Cadence Design Systems, Inc.
  (a).........................          2,798        18,915
Commvault Systems, Inc.
  (a)(b)......................            347         4,181
Compuware Corp. (a)...........          2,778        26,919
Concur Technologies, Inc.
  (a)(b)......................            536        20,507
Deltek, Inc. (a)(b)...........            117           711
Epicor Software Corp. (a)(b)..            590         4,655
Factset Research Systems, Inc.
  (b).........................            477        24,923
Fair Isaac Corp. (b)..........            535        12,332
FalconStor Software, Inc.
  (a)(b)......................            415         2,224
i2 Technologies, Inc. (a)(b)..            159         2,145
Informatica Corp. (a).........            948        12,315
Jack Henry & Associates, Inc.
  (b).........................            864        17,565
JDA Software Group, Inc.
  (a)(b)......................            325         4,943
Kenexa Corp. (a)(b)...........            213         3,363
Lawson Software, Inc. (a).....          1,421         9,947
Macrovision Solutions Corp.
  (a)(b)......................            882        13,565
Magma Design Automation, Inc.
  (a)(b)......................            392         1,576
Manhattan Associates, Inc.
  (a)(b)......................            264         5,898
Mentor Graphics Corp. (a)(b)..            986        11,191
MICROS Systems, Inc. (a)......            892        23,781
MicroStrategy, Inc. (a)(b)....            104         6,191
Midway Games, Inc. (a)(b).....            102           242
Monotype Imaging Holdings,
  Inc. (a)(b).................            245         2,727
MSC Software Corp. (a)(b).....            481         5,147

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Netscout Systems, Inc. (a)....            281   $     2,990
NetSuite, Inc. (a)(b).........            199         3,586
Novell, Inc. (a)..............          3,739        19,219
Nuance Communications, Inc.
  (a)(b)......................          1,944        23,697
Parametric Technology Corp.
  (a)(b)......................          1,246        22,926
Pegasystems, Inc. ............            168         2,169
Progress Software Corp.
  (a)(b)......................            454        11,799
Quality Systems, Inc. (b).....            186         7,860
Quest Software, Inc. (a)(b)...            756         9,594
Radiant Systems, Inc. (a)(b)..            298         2,590
Renaissance Learning, Inc. ...             79         1,026
Secure Computing Corp.
  (a)(b)......................            628         3,441
Solera Holdings, Inc. (a).....            580        16,658
SPSS, Inc. (a)................            196         5,755
SuccessFactors, Inc. (a)(b)...            272         2,965
Sybase, Inc. (a)(b)...........            852        26,088
Symyx Technologies, Inc.
  (a)(b)......................            378         3,746
Synchronoss Technologies, Inc.
  (a)(b)......................            198         1,863
Take-Two Interactive Software,
  Inc. (b)....................            802        13,153
Taleo Corp. (a)(b)............            288         5,728
THQ, Inc. (a)(b)..............            730         8,789
TIBCO Software, Inc. (a)(b)...          1,989        14,560
TiVo, Inc. (a)(b).............          1,094         8,008
Tyler Technologies, Inc.
  (a)(b)......................            410         6,220
Ultimate Software Group, Inc.
  (a)(b)......................            266         7,182
Vasco Data Security
  International(a)(b).........            272         2,818
Wind River Systems, Inc.
  (a)(b)......................            811         8,110
                                                -----------
                                                    512,995
                                                -----------
SPECIALTY RETAIL -- 3.1%
Aaron Rents, Inc. (Class
  B)(b).......................            514        13,914
AC Moore Arts & Crafts, Inc.
  (a).........................            209         1,310
Aeropostale, Inc. (a)(b)......            727        23,344
AnnTaylor Stores Corp.
  (a)(b)......................            649        13,395
Asbury Automotive Group,
  Inc. .......................            340         3,917
AutoNation, Inc. (a)(b).......          1,204        13,533
Barnes & Noble, Inc. (b)......            403        10,510
Bebe Stores, Inc. (b).........            317         3,097
Big 5 Sporting Goods Corp.
  (b).........................            202         2,085
Blockbuster, Inc. (Class A)
  (a)(b)......................          2,012         4,125
Borders Group, Inc. (b).......            516         3,385
Brown Shoe Co., Inc. (b)......            454         7,437
Cabela's, Inc. (a)(b).........            439         5,303
Charlotte Russe Holding, Inc.
  (a).........................            224         2,296
Charming Shoppes, Inc.
  (a)(b)......................          1,044         5,105
Chico's FAS, Inc. (a)(b)......          1,915        10,475
Christopher & Banks Corp.
  (b).........................            361         2,769
Circuit City Stores, Inc.
  (b).........................          1,521         1,156
Coldwater Creek, Inc. (a)(b)..            634         3,671
Collective Brands, Inc.
  (a)(b)......................            685        12,542
Conn's, Inc. (a)(b)...........            118         2,208
Dick's Sporting Goods, Inc.
  (a)(b)......................            892        17,465
DSW, Inc. (Class A) (a)(b)....            148         2,028
Foot Locker, Inc. (b).........          1,698        27,440
Genesco, Inc. (a)(b)..........            208         6,964
Group 1 Automotive, Inc. (b)..            253         5,498
Gymboree Corp. (a)(b).........            307        10,898
hhgregg, Inc. (a)(b)..........            170         1,658
Hibbett Sports, Inc. (a)(b)...            304         6,086
Hot Topic, Inc. (a)...........            507         3,351
J. Crew Group, Inc. (a)(b)....            552        15,771
Jo-Ann Stores, Inc. (a)(b)....            270         5,665
Jos. A. Bank Clothiers, Inc.
  (a)(b)......................            193         6,485
Mens Wearhouse, Inc. (b)......            498        10,578
New York & Co., Inc. (a)......            278         2,652
Office Depot, Inc. (a)........          2,960        17,227
OfficeMax, Inc. (b)...........            815         7,245
Pacific Sunwear of California,
  Inc. (a)(b).................            763         5,135
Penske Automotive Group, Inc.
  (b).........................            460         5,276
Pier 1 Imports, Inc. (a)(b)...            825         3,407
RadioShack Corp. .............          1,422        24,572
Rent-A-Center, Inc. (a)(b)....            715        15,930
Sally Beauty Holdings, Inc.
  (a)(b)......................            931         8,007
Signet Jewelers, Ltd. (b).....            925        21,626
Sonic Automotive, Inc. (Class
  A) (b)......................            314         2,656
Stage Stores, Inc. (b)........            427         5,833
Stein Mart, Inc. (b)..........            265         1,036
Systemax, Inc. (b)............            107         1,504
Talbots, Inc. (b).............            238         3,118
The Buckle, Inc. (b)..........            171         9,497
The Cato Corp. (Class A) (b)..            296         5,195
The Children's Place Retail
  Stores, Inc. (a)(b).........            255         8,504
The Dress Barn, Inc. (a)(b)...            478         7,309
The Finish Line, Inc. (Class
  A) (b)......................            482         4,815
The Pep Boys -- Manny, Moe &
  Jack(b).....................            494         3,053
Tractor Supply Co. (a)(b).....            348        14,633
Tween Brands, Inc. (a)(b).....            258         2,526
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)......            297         3,944
Williams-Sonoma, Inc. (b).....            929        15,031
Zale Corp. (a)(b).............            384         9,600
Zumiez, Inc. (a)(b)...........            185         3,049
                                                -----------
                                                    477,844
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
American Apparel, Inc.
  (a)(b)......................            363         2,977
Carter's, Inc. (a)(b).........            606        11,956
Columbia Sportswear Co. (b)...            160         6,714
Crocs, Inc. (a)(b)............            895         3,204
Deckers Outdoor Corp. (a)(b)..            139        14,467
Fossil, Inc. (a)(b)...........            525        14,821
Hanesbrands, Inc. (a)(b)......          1,024        22,272
Iconix Brand Group, Inc.
  (a)(b)......................            617         8,070
Jones Apparel Group, Inc.
  (b).........................            926        17,140
K-Swiss, Inc. (Class A) (b)...            276         4,802
Kenneth Cole Productions, Inc.
  (Class A) (b)...............             90         1,323
Liz Claiborne, Inc. (b).......          1,015        16,677
Maidenform Brands, Inc. (a)...            192         2,786
Movado Group, Inc. (b)........            203         4,537
Oxford Industries, Inc. ......            152         3,926
Phillips-Van Heusen Corp.
  (b).........................            558        21,154
Quiksilver, Inc. (a)..........          1,360         7,806
Skechers USA, Inc. (a)(b).....            358         6,025
Steven Madden, Ltd. (a)(b)....            173         4,287
The Timberland Co. (Class A)
  (a)(b)......................            545         9,467
The Warnaco Group, Inc.
  (a)(b)......................            499        22,600
True Religion Apparel, Inc.
  (a)(b)......................            173         4,472
Under Armour, Inc. (Class A)
  (a)(b)......................            366        11,624

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
UniFirst Corp. ...............            140   $     6,033
Volcom, Inc. (a)(b)...........            156         2,696
Wolverine World Wide, Inc. ...            531        14,050
                                                -----------
                                                    245,886
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 1.4%
Anchor Bancorp Wisconsin, Inc.
  (b).........................            198         1,455
Astoria Financial Corp. ......            933        19,341
Bank Mutual Corp. (b).........            531         6,027
Beneficial Mutual Bancorp,
  Inc. (a)....................            409         5,174
Brookline Bancorp, Inc. (b)...            647         8,275
Capitol Federal Financial
  (b).........................            233        10,329
Centerline Holding Co. .......            511         1,017
Clifton Savings Bancorp, Inc.
  (b).........................            124         1,487
Corus Bankshares, Inc. (b)....            328         1,328
Dime Community Bancshares
  (b).........................            323         4,916
Doral Financial Corp. (a)(b)..             52           568
Fannie Mae (b)................         10,613        16,238
First Financial Holdings, Inc.
  (b).........................            118         3,089
First Niagara Financial Group,
  Inc. (b)....................          1,192        18,774
First Place Financial Corp.
  (b).........................            211         2,711
Flagstar Bancorp, Inc. (b)....            668         1,991
Flushing Financial Corp. (b)..            222         3,885
Freddie Mac (b)...............          7,010        11,987
Guaranty Financial Group, Inc.
  (a)(b)......................            451         1,781
Kearny Financial Corp. (b)....            246         3,011
MGIC Investment Corp. (b).....          1,337         9,399
NewAlliance Bancshares, Inc.
  (b).........................          1,101        16,548
Northwest Bancorp, Inc. (b)...            213         5,866
Ocwen Financial Corp. (a)(b)..            369         2,970
Oritani Financial Corp.
  (a)(b)......................            121         2,039
Provident Financial Services,
  Inc. (b)....................            604         9,972
Provident New York Bancorp
  (b).........................            401         5,301
Radian Group, Inc. ...........            826         4,163
Roma Financial Corp. (b)......             88         1,298
The PMI Group, Inc. (b).......            822         2,425
TrustCo Bank Corp. NY (b).....            824         9,649
ViewPoint Financial Group.....            123         2,153
Washington Federal, Inc. (b)..            939        17,325
Waterstone Financial, Inc.
  (a)(b)......................             97           948
WSFS Financial Corp. (b)......             67         4,020
                                                -----------
                                                    217,460
                                                -----------
TOBACCO -- 0.2%
Alliance One International,
  Inc. (a)(b).................            982         3,732
Universal Corp. (b)...........            276        13,549
Vector Group, Ltd. (b)........            388         6,852
                                                -----------
                                                     24,133
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. (b)...........            486         4,816
Applied Industrial
  Technologies, Inc. (b)......            421        11,338
Beacon Roofing Supply, Inc.
  (a)(b)......................            476         7,435
GATX Corp. (b)................            465        18,400
H&E Equipment Services, Inc.
  (a)(b)......................            190         1,835
Interline Brands, Inc.
  (a)(b)......................            345         5,593
Kaman Corp. (Class A).........            269         7,661
Lawson Products, Inc. (b).....             44         1,217
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........            476        21,929
RSC Holdings, Inc. (a)(b).....            538         6,112
Rush Enterprises, Inc. (a)....            349         4,467
TAL International Group, Inc.
  (b).........................            176         3,664
Textainer Group Holdings, Ltd.
  (b).........................            199         3,023
United Rentals, Inc. (a)(b)...            548         8,352
Watsco, Inc. (b)..............            268        13,475
WESCO International, Inc.
  (a)(b)......................            451        14,513
                                                -----------
                                                    133,830
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (c)
Macquarie Infrastructure Co.
  LLC (b).....................            490         6,473
                                                -----------
WATER UTILITIES -- 0.3%
American States Water Co.
  (b).........................            181         6,969
Aqua America, Inc. (b)........          1,442        25,639
California Water Service Group
  (b).........................            207         7,969
SJW Corp. (b).................            136         4,076
                                                -----------
                                                     44,653
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Centennial Communications
  Corp. (a)(b)................            724         4,518
Clearwire Corp. (Class A)
  (a)(b)......................            769         9,136
FiberTower Corp. (a)(b).......          1,238         1,708
ICO Global Communications
  Holdings, Ltd. (a)(b).......          1,179         1,285
iPCS, Inc. (a)................            167         3,719
Syniverse Holdings, Inc.
  (a)(b)......................            295         4,900
TerreStar Corp. (a)(b)........          1,028         1,028
USA Mobility, Inc. (a)(b).....            242         2,662
                                                -----------
                                                     28,956
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $18,994,026)..........                   15,500,149
                                                -----------
WARRANTS -- 0.0% (C)
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Pegasus Wireless Corp. (d)
  (Cost $0)...................             97            --
                                                -----------
SHORT TERM INVESTMENTS -- 29.6%
MONEY MARKET FUNDS -- 29.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)............      4,520,618     4,520,618
STIC Prime Portfolio..........         79,893        79,893
                                                -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,600,511)...........                    4,600,511
                                                -----------
TOTAL INVESTMENTS -- 129.3%
  (Cost $23,594,537)..........                   20,100,660
OTHER ASSETS AND
  LIABILITIES -- (29.3)%......                   (4,554,816)
                                                -----------
NET ASSETS -- 100.0%..........                  $15,545,844
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Amount represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 2.0%
AAR Corp. (a)(b)............           4,494   $     74,555
Aerovironment, Inc. (a).....           1,700         54,315
American Science &
  Engineering, Inc. (b).....           1,061         63,374
Argon ST, Inc. (a)(b).......           1,444         33,920
Axsys Technologies, Inc.
  (a).......................           1,100         64,834
BE Aerospace, Inc. (a)......          11,334        179,417
Ceradyne, Inc. (a)..........           3,212        117,752
DynCorp International, Inc.
  (a)(b)....................           2,847         47,716
Hexcel Corp. (a)(b).........          11,707        160,269
Ladish Co., Inc. (a)(b).....           1,800         36,450
Moog, Inc. (Class A)(a)(b)..           4,697        201,407
Orbital Sciences Corp. (a)..           7,153        171,457
Stanley, Inc. (a)(b)........           2,117         78,138
Taser International, Inc.
  (a)(b)....................           7,072         50,565
Teledyne Technologies, Inc.
  (a)(b)....................           4,096        234,127
TransDigm Group, Inc.
  (a)(b)....................           3,146        107,688
                                               ------------
                                                  1,675,984
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.7%
Atlas Air Worldwide
  Holdings, Inc. (a)........           1,600         64,496
Forward Air Corp. (b).......           3,334         90,785
HUB Group, Inc. (Class A)
  (a)(b)....................           4,598        173,114
Pacer International, Inc.
  (b).......................           4,200         69,174
UTI Worldwide, Inc. ........          10,987        186,999
                                               ------------
                                                    584,568
                                               ------------
AIRLINES -- 1.0%
AirTran Holdings, Inc.
  (a)(b)....................          13,279         32,268
Allegiant Travel Co. (a)....           1,501         53,015
Continental Airlines, Inc.
  (Class B) (a)(b)..........          13,349        222,661
Hawaiian Holdings, Inc.
  (a).......................           5,100         47,328
JetBlue Airways Corp.
  (a)(b)....................          21,003        103,965
Republic Airways Holdings,
  Inc. (a)(b)...............           4,095         41,728
SkyWest, Inc. (b)...........           6,815        108,904
UAL Corp. (b)...............          15,400        135,366
US Airways Group, Inc.
  (a)(b)....................          12,134         73,168
                                               ------------
                                                    818,403
                                               ------------
AUTO COMPONENTS -- 0.6%
Dana Holding Corp. (a)......           8,800         42,592
Drew Industries, Inc.
  (a)(b)....................           2,331         39,884
Exide Technologies (a)......           7,471         55,136
Fuel Systems Solutions, Inc.
  (a)(b)....................           1,400         48,230
Gentex Corp. (b)............          17,481        249,978
Visteon Corp. (a)(b)........          15,900         36,888
                                               ------------
                                                    472,708
                                               ------------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc.
  (a)(b)....................           8,855          9,032
Thor Industries, Inc. (b)...           4,535        112,559
                                               ------------
                                                    121,591
                                               ------------
BEVERAGES -- 0.3%
Boston Beer Co., Inc.
  (a)(b)....................           1,142         54,234
Central European
  Distribution Corp. (a)....           4,623        209,930
                                               ------------
                                                    264,164
                                               ------------
BIOTECHNOLOGY -- 4.9%
Acorda Therapeutics, Inc.
  (a)(b)....................           4,537        108,207
Affymax, Inc. (a)(b)........             823         16,337
Alkermes, Inc. (a)(b).......          11,508        153,056
Allos Therapeutics, Inc.
  (a)(b)....................           6,900         51,129
Alnylam Pharmaceuticals,
  Inc. (a)(b)...............           4,193        121,387
Arena Pharmaceuticals, Inc.
  (a)(b)....................           8,018         40,090
Ariad Pharmaceuticals, Inc.
  (a)(b)....................           7,228         17,853
Celera Corp. (a)(b).........           9,650        149,093
Cepheid, Inc. (a)(b)........           6,517         90,130
Cubist Pharmaceuticals, Inc.
  (a)(b)....................           6,651        147,852
CV Therapeutics, Inc.
  (a)(b)....................           6,851         73,991
Enzon Pharmaceuticals, Inc.
  (a)(b)....................           4,587         33,852
Genomic Health, Inc.
  (a)(b)....................           1,962         44,439
Geron Corp. (a)(b)..........           8,685         34,306
GTx, Inc. (a)(b)............           2,152         40,931
Halozyme Therapeutics, Inc.
  (a)(b)....................           7,330         53,802
Human Genome Sciences, Inc.
  (a)(b)....................          15,991        101,543
Idenix Pharmaceuticals, Inc.
  (a).......................           2,500         18,075
Incyte Corp. (a)(b).........          11,020         84,303
Indevus Pharmaceuticals,
  Inc. (a)(b)...............           8,661         29,014
InterMune, Inc. (a)(b)......           3,823         65,412
Isis Pharmaceuticals, Inc.
  (a)(b)....................          11,020        186,128
Lexicon Genetics, Inc.
  (a)(b)....................          11,057         19,681
Ligand Pharmaceuticals, Inc.
  (Class B) (a)(b)..........           7,852         23,163
MannKind Corp. (a)(b).......           5,625         21,713
Martek Biosciences Corp.
  (b).......................           3,995        125,523
Maxygen, Inc. (a)(b)........           3,121         13,202
Medarex, Inc. (a)(b)........          15,004         97,076
Momenta Pharmaceuticals,
  Inc. (a)..................           3,379         44,299
Myriad Genetics, Inc.
  (a)(b)....................           5,407        350,806
Neurocrine Biosciences, Inc.
  (a)(b)....................           4,008         18,798
Onyx Pharmaceuticals, Inc.
  (a)(b)....................           6,741        243,889
Opko Health, Inc. (a).......          13,123         22,965
OSI Pharmaceuticals, Inc.
  (a)(b)....................           7,015        345,769
Osiris Therapeutics, Inc.
  (a)(b)....................           2,200         42,438
PDL BioPharma, Inc. (b).....          14,531        135,284
Pharmasset, Inc. (a)(b).....           2,000         39,900
Progenics Pharmaceuticals,
  Inc. (a)(b)...............           2,869         38,186
Regeneron Pharmaceuticals,
  Inc. (a)(b)...............           7,513        164,009
Rigel Pharmaceuticals, Inc.
  (a)(b)....................           4,200         98,070
Sangamo Biosciences, Inc.
  (a)(b)....................           4,521         34,812
Savient Pharmaceuticals,
  Inc. (a)..................           6,373         95,021
Seattle Genetics, Inc.
  (a)(b)....................           6,505         69,604
Tercica, Inc. (a)...........           2,500         22,350
Theravance, Inc. (a)(b).....           5,809         72,380
United Therapeutics Corp.
  (a)(b)....................           2,786        293,004
Zymogenetics, Inc. (a)(b)...           4,831         32,174
                                               ------------
                                                  4,125,046
                                               ------------
BUILDING PRODUCTS -- 0.3%
Griffon Corp. (a)(b)........           6,316         56,970
Quanex Building Products
  Corp. ....................           4,500         68,580
Simpson Manufacturing Co.,
  Inc. (b)..................           4,594        124,452
                                               ------------
                                                    250,002
                                               ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
CAPITAL MARKETS -- 1.5%
Calamos Asset Management,
  Inc. (Class A) (b)........           2,410   $     43,187
E*TRADE Financial Corp.
  (a)(b)....................          53,910        150,948
Fortress Investment Group
  LLC (Class A) (b).........           4,800         50,400
GFI Group, Inc. ............           7,525         35,443
Greenhill & Co., Inc. (b)...           1,126         83,042
KBW, Inc. (a)(b)............           4,019        132,386
Knight Capital Group, Inc.
  (Class A) (a).............          11,477        170,548
Lazard, Ltd. (Class A)......           5,707        244,031
MF Global, Ltd. (a)(b)......          11,900         51,646
optionsXpress Holdings, Inc.
  (b).......................           5,671        110,131
Penson Worldwide, Inc.
  (a)(b)....................           2,518         34,925
Pzena Investment Management,
  Inc. (Class A)............             700          6,636
Riskmetrics Group, Inc.
  (a)(b)....................           3,740         73,192
TradeStation Group, Inc.
  (a).......................           4,063         37,989
                                               ------------
                                                  1,224,504
                                               ------------
CHEMICALS -- 1.1%
American Vanguard Corp.
  (b).......................           2,334         35,197
Balchem Corp. ..............           2,200         58,674
Calgon Carbon Corp. (a)(b)..           4,835         98,441
Flotek Industries, Inc.
  (a)(b)....................           2,572         28,292
LSB Industries, Inc.
  (a)(b)....................           1,751         24,251
Nalco Holding Co. ..........          17,231        319,463
PolyOne Corp. (a)(b)........          10,587         68,286
Rockwood Holdings, Inc.
  (a).......................           5,570        142,926
The Scotts Miracle-Gro Co.
  (Class A) (b).............           5,121        121,060
Zoltek Cos., Inc. (a)(b)....           3,418         58,482
                                               ------------
                                                    955,072
                                               ------------
COMMERCIAL BANKS -- 0.9%
Bank of the Ozarks, Inc.
  (b).......................           1,531         41,337
Cascade Bancorp (b).........           2,286         20,323
CoBiz, Inc. (b).............           2,034         24,428
East West Bancorp, Inc.
  (b).......................           7,551        103,449
Nara Bancorp, Inc. (b)......           2,836         31,763
Pinnacle Financial Partners,
  Inc. (a)..................           2,800         86,240
PrivateBancorp, Inc. (b)....           3,781        157,516
Signature Bank (a)..........           3,429        119,604
Texas Capital Bancshares,
  Inc. (a)(b)...............           3,037         63,048
UCBH Holdings, Inc. (b).....          12,781         81,926
Western Alliance Bancorp
  (a)(b)....................           2,924         45,205
                                               ------------
                                                    774,839
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.9%
American Ecology Corp. .....           1,900         52,573
American Reprographics Co.
  (a)(b)....................           4,375         75,469
Cenveo, Inc. (a)(b).........           5,578         42,895
Clean Harbors, Inc. (a)(b)..           2,438        164,687
EnergySolutions, Inc. ......           8,328         83,280
EnerNOC, Inc. (a)(b)........           1,371         14,176
Fuel Tech, Inc. (a)(b)......           2,305         41,697
GeoEye, Inc. (a)............           2,096         46,384
Healthcare Services Group,
  Inc. (b)..................           4,750         86,878
HNI Corp. ..................           4,100        103,894
Innerworkings, Inc. (a)(b)..           3,104         34,423
Interface, Inc. (Class A)...           6,045         68,732
Knoll, Inc. ................           5,543         83,810
M&F Worldwide Corp. (a)(b)..           1,585         63,400
Metalico, Inc. (a)..........           3,200         18,880
Mine Safety Appliances Co.
  (b).......................           3,894        148,439
Mobile Mini, Inc. (a)(b)....           3,956         76,470
Rollins, Inc. (b)...........           6,280        119,194
Schawk, Inc. (b)............           1,269         19,187
Standard Parking Corp.
  (a)(b)....................           1,100         24,442
Steelcase, Inc. (Class A)
  (b).......................           7,560         81,270
Sykes Enterprises, Inc.
  (a)(b)....................           3,734         81,999
Team, Inc. (a)(b)...........           2,204         79,609
Tetra Tech, Inc. (a)(b).....           7,250        174,435
The Brink's Co. ............           4,865        296,862
The Geo Group, Inc. (a)(b)..           5,957        120,391
Waste Connections, Inc.
  (a)(b)....................           8,089        277,453
                                               ------------
                                                  2,480,929
                                               ------------
COMMUNICATIONS EQUIPMENT -- 4.1%
Acme Packet, Inc. (a)(b)....           3,771         21,608
ADC Telecommunications, Inc.
  (a)(b)....................          14,320        121,004
Adtran, Inc. (b)............           7,867        153,328
Airvana, Inc. (a)(b)........           4,032         23,748
Arris Group, Inc. (a)(b)....          14,983        115,819
Aruba Networks, Inc.
  (a)(b)....................           3,635         18,648
Avocent Corp. (a)(b)........           5,125        104,857
BigBand Networks, Inc.
  (a)(b)....................           4,702         17,350
Blue Coat Systems, Inc.
  (a)(b)....................           4,599         65,260
Brocade Communications
  Systems, Inc. (a).........          45,200        263,064
CIENA Corp. (a)(b)..........          11,010        110,981
CommScope, Inc. (a).........           8,500        294,440
Comtech Telecommunications
  Corp. (a)(b)..............           2,960        145,750
Extreme Networks, Inc.
  (a)(b)....................          13,144         44,295
F5 Networks, Inc. (a)(b)....           9,764        228,282
Finisar Corp. (a)(b)........          48,136         48,617
Foundry Networks, Inc. (a)..          15,750        286,807
Harmonic, Inc. (a)..........          10,757         90,897
Harris Stratex Networks,
  Inc. (a)..................           2,482         19,384
Hughes Communications, Inc.
  (a)(b)....................             993         36,443
Infinera Corp. (a)(b).......          10,671        102,015
InterDigital, Inc. (a)(b)...           5,293        127,297
Ixia (a)(b).................           3,831         28,234
Netgear, Inc. (a)(b)........           4,269         64,035
Neutral Tandem, Inc.
  (a)(b)....................           2,389         44,292
OpNext, Inc. (a)(b).........           2,297         10,543
Plantronics, Inc. (b).......           5,940        133,769
Polycom, Inc. (a)(b)........          10,634        245,964
Riverbed Technology, Inc.
  (a)(b)....................           6,328         79,227
ShoreTel, Inc. (a)(b).......           2,020         11,595
Sonus Networks, Inc.
  (a)(b)....................          33,134         95,426
Starent Networks Corp.
  (a)(b)....................           3,856         49,897
Sycamore Networks, Inc.
  (a)(b)....................          22,724         73,399
Tekelec (a)(b)..............           6,776         94,796
Utstarcom, Inc. (a)(b)......          11,056         37,259
ViaSat, Inc. (a)(b).........           3,243         76,470
                                               ------------
                                                  3,484,800
                                               ------------
COMPUTERS & PERIPHERALS -- 1.0%
Data Domain, Inc. (a)(b)....           4,117         91,686
Hypercom Corp. (a)..........           5,340         21,253

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Intermec, Inc. (a)..........           5,633   $    110,632
Isilon Systems, Inc.
  (a)(b)....................           2,640         11,642
Novatel Wireless, Inc.
  (a)(b)....................           3,698         22,410
Palm, Inc. (b)..............          11,380         67,939
QLogic Corp. (a)(b).........          15,817        242,949
Quantum Corp. (a)(b)........          24,895         26,140
Rackable Systems, Inc.
  (a)(b)....................           3,544         34,767
STEC, Inc. (a)(b)...........           3,100         23,870
Stratasys, Inc. (a)(b)......           2,292         40,041
Synaptics, Inc. (a)(b)......           3,943        119,157
                                               ------------
                                                    812,486
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.8%
Aecom Technology Corp.
  (a)(b)....................           9,117        222,819
Dycom Industries, Inc. (a)..           4,900         63,798
Furmanite Corp. (a).........           4,400         45,496
Great Lakes Dredge & Dock
  Corp. ....................           5,300         33,443
Layne Christensen Co.
  (a)(b)....................           2,222         78,725
Mastec, Inc. (a)............           5,900         78,411
Perini Corp. (a)(b).........           3,419         88,176
Pike Electric Corp. (a)(b)..           2,124         31,287
                                               ------------
                                                    642,155
                                               ------------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b)...           5,234        117,085
Headwaters, Inc. (a)(b).....           4,747         63,372
                                               ------------
                                                    180,457
                                               ------------
CONSUMER FINANCE -- 0.7%
AmeriCredit Corp. (a)(b)....          13,602        137,788
Cardtronics, Inc. (a)(b)....           1,895         14,895
Cash America International,
  Inc. .....................           3,553        128,050
CompuCredit Corp. (a)(b)....           3,404         13,344
Credit Acceptance Corp.
  (a)(b)....................             217          3,689
Ezcorp, Inc. (a)............           4,255         79,994
First Cash Financial
  Services, Inc. (a)(b).....           3,050         45,750
Nelnet, Inc. (b)............           3,325         47,215
The First Marblehead Corp.
  (b).......................           7,761         19,325
World Acceptance Corp.
  (a)(b)....................           1,742         62,712
                                               ------------
                                                    552,762
                                               ------------
CONTAINERS & PACKAGING -- 0.1%
Boise, Inc. (a).............           4,600          7,176
Graphic Packaging Holding
  Co. (a)...................           9,463         23,657
Myers Industries, Inc. (b)..           2,942         37,099
                                               ------------
                                                     67,932
                                               ------------
DISTRIBUTORS -- 0.3%
LKQ Corp. (a)(b)............          16,533        280,565
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
American Public Education,
  Inc. (a)(b)...............           1,650         79,662
Capella Education Co.
  (a)(b)....................           1,717         73,591
Career Education Corp.
  (a)(b)....................          10,961        179,212
Coinstar, Inc. (a)(b).......           3,085         98,720
Corinthian Colleges, Inc.
  (a)(b)....................           9,944        149,160
Hillenbrand, Inc. (b).......           7,600        153,216
Lincoln Educational Services
  Corp. (a)(b)..............             269          3,559
Matthews International Corp.
  (Class A) (b).............           3,671        186,267
Pre-Paid Legal Services,
  Inc. (a)(b)...............             951         39,238
Sotheby's (b)...............           7,908        158,634
Steiner Leisure, Ltd.
  (a)(b)....................           1,757         60,406
Strayer Education, Inc.
  (b).......................           1,708        342,044
thinkorswim Group, Inc.
  (a)(b)....................           5,250         43,732
Universal Technical
  Institute, Inc. (a)(b)....           2,494         42,548
                                               ------------
                                                  1,609,989
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Asset Acceptance Capital
  Corp. (a)(b)..............           1,789         18,856
MarketAxess Holdings, Inc.
  (a).......................           3,347         27,010
MSCI, Inc. (Class A) (a)....           8,500        204,000
NewStar Financial, Inc.
  (a)(b)....................           2,386         19,303
Portfolio Recovery
  Associates, Inc. (a)(b)...           1,777         86,416
                                               ------------
                                                    355,585
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Cbeyond, Inc. (a)(b)........           2,968         42,710
General Communication, Inc.
  (Class A) (a).............           4,270         39,540
Global Crossing, Ltd.
  (a)(b)....................           3,246         49,209
Globalstar, Inc. (a)(b).....           7,921         13,466
NTELOS Holdings Corp. ......           3,551         95,486
PAETEC Holding Corp.
  (a)(b)....................          14,626         31,446
Premiere Global Services,
  Inc. (a)(b)...............           6,765         95,116
Shenandoah
  Telecommunications Co.
  (b).......................           2,900         64,003
tw telecom, inc. (a)(b).....          17,973        186,740
Vonage Holdings Corp.
  (a)(b)....................           4,244          4,286
                                               ------------
                                                    622,002
                                               ------------
ELECTRIC UTILITIES -- 0.4%
ITC Holdings Corp. .........           6,022        311,759
                                               ------------
ELECTRICAL EQUIPMENT -- 2.0%
Advanced Battery
  Technologies, Inc.
  (a)(b)....................           4,645         15,003
American Superconductor
  Corp. (a)(b)..............           4,800        113,136
AZZ, Inc. (a)(b)............           1,500         62,055
Encore Wire Corp. (b).......           2,197         39,788
Energy Conversion Devices,
  Inc. (a)..................           5,544        322,938
EnerSys (a)(b)..............           5,010         98,747
Evergreen Solar, Inc.
  (a)(b)....................          18,506        102,153
Franklin Electric Co., Inc.
  (b).......................           2,061         91,818
FuelCell Energy, Inc.
  (a)(b)....................           7,517         45,328
General Cable Corp. (a)(b)..           6,483        230,989
GT Solar International, Inc.
  (a)(b)....................           3,800         41,230
II-VI, Inc. (a)(b)..........           2,905        112,307
Orion Energy Systems, Inc.
  (a)(b)....................           2,591         14,536
Plug Power, Inc. (a)(b).....           8,923          8,834
Polypore International, Inc.
  (a)(b)....................           2,295         49,365
Power-One, Inc. (a)(b)......           8,000         11,600
Valence Technology, Inc.
  (a)(b)....................           7,400         25,530
Vicor Corp. (b).............           2,300         20,424
Woodward Governor Co. ......           7,000        246,890
                                               ------------
                                                  1,652,671
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.2%
Benchmark Electronics, Inc.
  (a)(b)....................           7,870        110,810
Brightpoint, Inc. (a)(b)....           5,632         40,550

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Cogent, Inc. (a)(b).........           4,861   $     49,679
Cognex Corp. (b)............           4,474         90,196
CTS Corp. (b)...............           3,752         47,951
Daktronics, Inc. (b)........           4,637         77,252
DTS Inc. (a)(b).............           2,200         61,226
Echelon Corp. (a)(b)........           4,032         39,836
Electro Scientific
  Industries, Inc. (a)......           3,128         44,480
FARO Technologies, Inc.
  (a)(b)....................           1,797         36,605
ICx Technologies, Inc.
  (a)(b)....................           1,732         13,354
Insight Enterprises, Inc.
  (a)(b)....................           5,536         74,238
IPG Photonics Corp. (a)(b)..           2,444         47,682
KEMET Corp. (a)(b)..........           9,800         13,328
L-1 Identity Solutions, Inc.
  (a).......................           8,826        134,861
Measurement Specialties,
  Inc. (a)(b)...............           1,401         24,433
MTS Systems Corp. ..........           2,100         88,410
Multi-Fineline Electronix,
  Inc. (a)(b)...............             932         13,784
National Instruments Corp.
  (b).......................           6,881        206,774
Newport Corp. (a)(b)........           4,291         46,257
OSI Systems, Inc. (a).......           2,000         47,020
Plexus Corp. (a)(b).........           4,927        101,989
Rofin-Sinar Technologies,
  Inc. (a)(b)...............           3,655        111,880
Rogers Corp. (a)(b).........           2,215         81,911
Sanmina-SCI Corp. (a)(b)....          63,221         88,509
Scansource, Inc. (a)(b).....           3,207         92,330
Smart Modular Technologies
  (WWH), Inc. (a)...........           3,878         11,634
TTM Technologies, Inc.
  (a)(b)....................           5,132         50,910
Universal Display Corp.
  (a)(b)....................           3,604         39,500
                                               ------------
                                                  1,887,389
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 4.8%
Allis-Chalmers Energy, Inc.
  (a).......................           3,383         42,795
Atwood Oceanics, Inc.
  (a)(b)....................           6,740        245,336
Basic Energy Services, Inc.
  (a)(b)....................           2,693         57,361
Bronco Drilling Co., Inc.
  (a).......................           3,500         35,770
Cal Dive International, Inc.
  (a)(b)....................           4,425         46,905
CARBO Ceramics, Inc. (b)....           2,555        131,863
Complete Production
  Services, Inc. (a)(b).....           5,958        119,934
Dawson Geophysical Co. (a)..             900         42,021
Dresser-Rand Group, Inc.
  (a).......................          10,193        320,774
Dril-Quip, Inc. (a)(b)......           3,844        166,791
ENGlobal Corp. (a)..........           2,200         29,194
Exterran Partners LP........           1,266         19,155
Global Industries, Ltd.
  (a)(b)....................          10,088         70,011
Grey Wolf, Inc. (a)(b)......          21,882        170,242
Gulf Island Fabrication,
  Inc. .....................           1,500         51,705
Helix Energy Solutions
  Group, Inc. (a)(b)........          10,183        247,243
Hercules Offshore, Inc.
  (a).......................          10,428        158,088
Hornbeck Offshore Services,
  Inc. (a)(b)...............           2,824        109,063
ION Geophysical Corp. (a)...           9,914        140,680
Key Energy Services, Inc.
  (a).......................          15,376        178,362
Lufkin Industries, Inc.
  (b).......................           1,800        142,830
Matrix Service Co. (a)(b)...           3,035         57,968
NATCO Group, Inc. (a)(b)....           2,449         98,401
Newpark Resources, Inc.
  (a)(b)....................          10,334         75,438
Oceaneering International,
  Inc. (a)(b)...............           6,721        358,364
Oil States International,
  Inc. (a)..................           6,048        213,797
Parker Drilling Co. (a)(b)..          13,680        109,714
Pioneer Drilling Co. (a)....           5,943         79,042
RPC, Inc. (b)...............           3,743         52,626
Superior Well Services, Inc.
  (a)(b)....................           1,745         44,166
T-3 Energy Services, Inc.
  (a).......................           1,406         52,191
Tetra Technologies, Inc.
  (a)(b)....................           9,061        125,495
Unit Corp. (a)(b)...........           5,800        288,956
                                               ------------
                                                  4,082,281
                                               ------------
FOOD & STAPLES RETAILING -- 0.8%
Arden Group, Inc. (Class A)
  (b).......................             118         17,183
BJ'S Wholesale Club, Inc.
  (a)(b)....................           7,300        283,678
Great Atlantic & Pacific Tea
  Co. (a)...................           4,300         46,526
Pantry, Inc. (a)(b).........           2,486         52,679
Pricesmart, Inc. (b)........           1,815         30,383
Rite Aid Corp. (a)(b).......          64,448         54,136
Spartan Stores, Inc. .......           2,664         66,280
United Natural Foods, Inc.
  (a)(b)....................           4,764        119,053
                                               ------------
                                                    669,918
                                               ------------
FOOD PRODUCTS -- 0.7%
Cal-Maine Foods, Inc. (b)...           1,388         38,087
Darling International, Inc.
  (a).......................           9,314        103,478
Flowers Foods, Inc. (b).....          10,272        301,586
Green Mountain Coffee
  Roasters, Inc. (a)(b).....           2,023         79,585
J&J Snack Foods Corp. (b)...           1,683         57,070
                                               ------------
                                                    579,806
                                               ------------
GAS UTILITIES -- 0.0% (C)
Spectra Energy Partners LP..           1,827         34,713
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.5%
Abaxis, Inc. (a)(b).........           2,555         50,333
ABIOMED, Inc. (a)(b)........           4,097         72,722
Accuray, Inc. (a)(b)........           4,300         34,701
Align Technology, Inc.
  (a)(b)....................           7,481         81,019
American Medical Systems
  Holdings, Inc. (a)(b).....           8,797        156,235
Analogic Corp. .............           1,600         79,616
Arthrocare Corp. (a)(b).....           3,239         89,785
Conceptus, Inc. (a)(b)......           2,670         44,269
CryoLife, Inc. (a)..........           3,100         40,672
Cyberonics, Inc. (a)(b).....           2,587         43,979
Edwards Lifesciences Corp.
  (a)(b)....................           6,687        386,241
ev3, Inc. (a)(b)............           7,403         74,326
Gen-Probe, Inc. (a).........           6,553        347,637
Greatbatch, Inc. (a)(b).....           2,757         67,657
Haemonetics Corp. (a)(b)....           3,127        192,998
I-Flow Corp. (a)(b).........           3,054         28,433
ICU Medical, Inc. (a)(b)....           1,411         42,908
Immucor, Inc. (a)(b)........           8,522        272,363
Insulet Corp. (a)(b)........           2,542         35,385
Integra LifeSciences
  Holdings Corp. (a)(b).....           2,500        110,075
Kensey Nash Corp. (a)(b)....           1,050         33,033
Masimo Corp. (a)(b).........           5,743        213,639
Mentor Corp. (b)............           4,173         99,568
Meridian Bioscience, Inc.
  (b).......................           4,718        137,011
Merit Medical Systems, Inc.
  (a).......................           3,171         59,520
Natus Medical, Inc. (a).....           3,300         74,778

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
NuVasive, Inc. (a)(b).......           4,324   $    213,303
OraSure Technologies, Inc.
  (a)(b)....................           4,977         24,487
Palomar Medical
  Technologies, Inc.
  (a)(b)....................           2,056         27,674
Quidel Corp. (a)(b).........           3,710         60,881
ResMed, Inc. (a)(b).........           9,448        406,264
RTI Biologics, Inc. (a)(b)..           5,900         55,165
Sirona Dental Systems, Inc.
  (a)(b)....................           2,154         50,145
SonoSite, Inc. (a)(b).......           2,041         64,087
SurModics, Inc. (a)(b)......           1,888         59,453
Symmetry Medical, Inc. (a)..           3,603         66,872
Thoratec Corp. (a)(b).......           6,603        173,329
TomoTherapy, Inc. (a)(b)....           3,092         14,161
Trans1, Inc. (a)(b).........           1,214         12,006
Vital Signs, Inc. ..........           1,000         73,900
Volcano Corp. (a)(b)........           3,819         66,030
West Pharmaceutical
  Services, Inc. (b)........           3,930        191,863
Wright Medical Group, Inc.
  (a)(b)....................           4,556        138,685
Zoll Medical Corp. (a)(b)...           2,445         80,000
                                               ------------
                                                  4,647,208
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 4.5%
Air Methods Corp. (a)(b)....           1,282         36,293
Alliance Imaging, Inc.
  (a)(b)....................           3,470         35,637
Amedisys, Inc. (a)(b).......           3,264        158,859
AMERIGROUP Corp. (a)(b).....           6,528        164,767
AMN Healthcare Services,
  Inc. (a)(b)...............           3,840         67,469
AmSurg Corp. (a)(b).........           3,739         95,232
Assisted Living Concepts,
  Inc. (a)(b)...............           6,369         40,571
athenahealth, Inc. (a)(b)...           2,435         81,012
Brookdale Senior Living,
  Inc. (b)..................           4,878        107,267
CardioNet, Inc. (a)(b)......             550         13,728
Centene Corp. (a)...........           5,021        102,981
Chemed Corp. (b)............           2,800        114,968
Corvel Corp. (a)............           1,000         28,610
Cross Country Healthcare,
  Inc. (a)..................           3,539         57,650
Emeritus Corp. (a)(b).......           2,751         68,500
Genoptix, Inc. (a)..........           1,015         33,160
Gentiva Health Services,
  Inc. (a)(b)...............           3,490         94,021
Health Management
  Associates, Inc. (Class A)
  (a)(b)....................          29,800        123,968
HealthExtras, Inc. (a)......           4,002        104,532
Healthsouth Corp. (a)(b)....          10,700        197,201
Healthspring, Inc. (a)(b)...           6,309        133,498
Healthways, Inc. (a)(b).....           4,011         64,697
HMS Holdings Corp. (a)(b)...           2,851         68,310
inVentiv Health, Inc.
  (a)(b)....................           3,888         68,662
IPC The Hospitalist Co.
  (a)(b)....................           1,387         35,646
LHC Group, Inc. (a)(b)......           1,800         51,264
Molina Healthcare, Inc.
  (a)(b)....................           1,578         48,918
MWI Veterinary Supply, Inc.
  (a).......................           1,500         58,935
Nighthawk Radiology
  Holdings, Inc. (a)(b).....           2,493         18,000
Odyssey Healthcare, Inc.
  (a)(b)....................           3,549         36,022
Pediatrix Medical Group,
  Inc. (a)..................           5,749        309,986
PharMerica Corp. (a)........           3,400         76,466
PSS World Medical, Inc.
  (a)(b)....................           7,552        147,264
Psychiatric Solutions, Inc.
  (a)(b)....................           6,379        242,083
Skilled Healthcare Group,
  Inc. (Class A) (a)........           2,270         36,070
Sun Healthcare Group, Inc.
  (a).......................           4,442         65,120
Sunrise Assisted Living,
  Inc. (a)..................           5,192         71,598
Triple-S Management Corp.
  (Class B) (a)(b)..........           1,719         28,003
Universal American Financial
  Corp. (a).................           4,790         58,390
VCA Antech, Inc. (a)........          10,162        299,474
Virtual Radiologic Corp.
  (a)(b)....................             862          7,034
WellCare Health Plans, Inc.
  (a).......................           5,131        184,716
                                               ------------
                                                  3,836,582
                                               ------------
HEALTH CARE TECHNOLOGY -- 0.8%
Allscripts Healthcare
  Solutions, Inc. (a).......           6,806         84,667
Eclipsys Corp. (a)(b).......           6,603        138,333
HLTH Corp. (a)(b)...........          22,161        253,300
MedAssets, Inc. (a)(b)......           3,362         57,826
Omnicell, Inc. (a)(b).......           4,225         55,559
Phase Forward, Inc. (a)(b)..           5,073        106,076
                                               ------------
                                                    695,761
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
Ambassadors Group, Inc.
  (b).......................           2,334         37,134
Bally Technologies, Inc.
  (a)(b)....................           6,056        183,376
BJ's Restaurants, Inc.
  (a)(b)....................           1,893         22,602
Brinker International, Inc.
  (b).......................          12,381        221,496
Buffalo Wild Wings, Inc.
  (a)(b)....................           1,911         76,899
California Pizza Kitchen,
  Inc. (a)..................           3,060         39,382
CEC Entertainment, Inc.
  (a)(b)....................           2,843         94,387
Chipotle Mexican Grill, Inc.
  (a)(b)....................           4,012        222,626
Choice Hotels International,
  Inc. (b)..................           3,922        106,286
CKE Restaurants, Inc. (b)...           5,595         59,307
Gaylord Entertainment Co.
  (a)(b)....................           4,968        145,910
Great Wolf Resorts, Inc.
  (a)(b)....................           3,224         11,800
Interval Leisure Group, Inc.
  (a).......................           4,800         49,920
Life Time Fitness, Inc.
  (a)(b)....................           4,274        133,648
Morgans Hotel Group Co.
  (a)(b)....................           3,623         39,527
Orient-Express Hotels, Ltd.
  (Class A) (b).............           4,859        117,248
P F Chang's China Bistro,
  Inc. (a)(b)...............           2,609         61,416
Panera Bread Co. (Class A)
  (a)(b)....................           3,655        186,039
Papa John's International,
  Inc. (a)(b)...............           2,583         70,154
Peet's Coffee & Tea, Inc.
  (a)(b)....................           1,717         47,939
Red Robin Gourmet Burgers,
  Inc. (a)(b)...............           1,717         46,016
Scientific Games Corp.
  (Class A) (a)(b)..........           8,490        195,440
Shuffle Master, Inc.
  (a)(b)....................           6,097         31,034
Sonic Corp. (a)(b)..........           7,253        105,676
Texas Roadhouse, Inc. (Class
  A) (a)(b).................           6,155         55,333
The Cheesecake Factory, Inc.
  (a).......................           7,356        107,545
The Steak n Shake Co.
  (a)(b)....................           2,696         23,401
WMS Industries, Inc.
  (a)(b)....................           5,481        167,554
                                               ------------
                                                  2,659,095
                                               ------------
HOUSEHOLD DURABLES -- 0.7%
Champion Enterprises, Inc.
  (a)(b)....................           9,654         53,580
Harman International
  Industries, Inc. (b)......           7,100        241,897
iRobot Corp. (a)(b).........           2,233         33,093

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Jarden Corp. (a)(b).........           8,463   $    198,457
Tempur-Pedic International,
  Inc. (b)..................           8,469         99,596
                                               ------------
                                                    626,623
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc.
  (b).......................           2,235         81,197
Synthesis Energy Systems,
  Inc. (a)(b)...............           3,641         17,659
                                               ------------
                                                     98,856
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Raven Industries, Inc. (b)..           2,216         87,200
Seaboard Corp. .............              44         55,308
                                               ------------
                                                    142,508
                                               ------------
INSURANCE -- 0.2%
Crawford & Co. (a)..........           3,000         45,600
Darwin Professional
  Underwriters, Inc.
  (a)(b)....................             949         29,523
Donegal Group, Inc. (b).....           1,600         29,008
eHealth, Inc. (a)(b)........           3,077         49,232
Tower Group, Inc. (b).......           2,302         54,235
                                               ------------
                                                    207,598
                                               ------------
INTERNET & CATALOG RETAIL -- 0.7%
1-800-FLOWERS.COM, Inc.
  (Class A) (a).............           2,462         14,821
Blue Nile, Inc. (a)(b)......           1,782         76,394
Gaiam, Inc. (Class A)
  (a)(b)....................           1,721         18,243
HSN, Inc. (a)(b)............           4,800         52,848
Netflix, Inc. (a)(b)........           5,901        182,223
NutriSystem, Inc. (b).......           3,333         59,061
Orbitz Worldwide, Inc.
  (a)(b)....................           4,300         25,241
Overstock.com, Inc. (a)(b)..           1,808         35,816
Shutterfly, Inc. (a)........           1,485         14,271
Stamps.com, Inc. (a)........           2,053         23,959
Ticketmaster (a)(b).........           4,800         51,504
                                               ------------
                                                    554,381
                                               ------------
INTERNET SOFTWARE & SERVICES -- 3.0%
Ariba, Inc. (a)(b)..........          10,410        147,093
Art Technology Group, Inc.
  (a)(b)....................          15,621         54,986
Bankrate, Inc. (a)(b).......           1,666         64,824
comScore, Inc. (a)(b).......           2,047         36,089
Constant Contact, Inc.
  (a)(b)....................           1,554         26,527
DealerTrack Holdings, Inc.
  (a)(b)....................           4,790         80,664
Dice Holdings, Inc. (a)(b)..           2,803         19,901
Digital River, Inc. (a)(b)..           4,580        148,392
DivX, Inc. (a)..............           3,270         21,157
EarthLink, Inc. (a)(b)......          12,948        110,058
Equinix, Inc. (a)(b)........           3,888        270,060
Greenfield Online, Inc.
  (a)(b)....................           2,500         43,500
GSI Commerce, Inc. (a)(b)...           2,569         39,768
Infospace, Inc. (b).........           4,288         46,525
Internap Network Services
  Corp. (a)(b)..............           5,605         19,505
Interwoven, Inc. (a)........           5,252         74,158
j2 Global Communications,
  Inc. (a)(b)...............           5,393        125,927
Limelight Networks, Inc.
  (a)(b)....................           4,171         10,427
LoopNet, Inc. (a)(b)........           3,172         31,181
Marchex, Inc. (Class B)
  (b).......................           3,317         34,132
ModusLink Global Solutions,
  Inc. (a)..................           5,891         56,612
Move, Inc. (a)(b)...........          16,946         35,926
NIC, Inc. (b)...............           4,663         32,175
Omniture, Inc. (a)(b).......           8,771        161,036
Openwave Systems, Inc. (a)..           6,761          8,384
Perficient, Inc. (a)(b).....           3,196         21,221
Rackspace Hosting, Inc.
  (a)(b)....................           2,000         19,540
RealNetworks, Inc. (a)......          10,884         55,291
S1 Corp. (a)................           5,777         35,355
SAVVIS, Inc. (a)(b).........           4,466         60,023
SonicWALL, Inc. (a)(b)......           7,134         37,382
Switch & Data Facilities
  Co., Inc. (a)(b)..........           2,291         28,523
TechTarget, Inc. (a)(b).....             821          5,747
Terremark Worldwide, Inc.
  (a)(b)....................           5,100         35,037
The Knot, Inc. (a)(b).......           3,586         29,943
ValueClick, Inc. (a)........          11,653        119,210
Vignette Corp. (a)(b).......           3,024         32,478
VistaPrint, Ltd. (a)(b).....           5,019        164,824
Vocus, Inc. (a)(b)..........           1,747         59,328
WebMD Health Corp. (Class A)
  (a)(b)....................             847         25,190
Websense, Inc. (a)..........           5,329        119,103
                                               ------------
                                                  2,547,202
                                               ------------
IT SERVICES -- 3.0%
Acxiom Corp. (b)............           7,776         97,511
Broadridge Financial
  Solutions, Inc. ..........          16,873        259,676
CACI International, Inc.
  (Class A) (a)(b)..........           3,542        177,454
CIBER, Inc. (a)(b)..........           6,414         44,834
CyberSource Corp. (a)(b)....           8,526        137,354
Euronet Worldwide, Inc.
  (a)(b)....................           5,691         95,210
ExlService Holdings, Inc.
  (a)(b)....................           1,988         17,455
Forrester Research, Inc.
  (a)(b)....................           1,696         49,727
Gartner, Inc. (a)(b)........           7,755        175,883
Genpact, Ltd. (a)(b)........           6,600         68,574
Global Cash Access, Inc.
  (a)(b)....................           4,824         24,409
Heartland Payment Systems,
  Inc. (b)..................           3,532         90,278
iGate Corp. (a).............           4,700         40,749
Integral Systems Inc.
  (a)(b)....................           2,100         43,617
Lionbridge Technologies,
  Inc. (a)..................           6,245         15,238
Mantech International Corp.
  (Class A) (a)(b)..........           2,500        148,225
NeuStar, Inc. (Class A)
  (a)(b)....................           9,414        187,244
Perot Systems Corp. (Class
  A) (a)....................          10,554        183,112
RightNow Technologies, Inc.
  (a)(b)....................           3,000         37,710
Sapient Corp. (a)...........           9,619         71,469
SRA International, Inc.
  (a).......................           4,973        112,539
Syntel, Inc. (b)............           1,462         35,819
TeleTech Holdings, Inc.
  (a)(b)....................           4,653         57,883
TNS, Inc. (a)...............           2,943         57,006
VeriFone Holdings, Inc.
  (a)(b)....................           8,142        134,669
Wright Express Corp.
  (a)(b)....................           4,509        134,594
                                               ------------
                                                  2,498,239
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Leapfrog Enterprises, Inc.
  (a)(b)....................           3,459         36,527
Marine Products Corp. (b)...           1,586         13,164
Pool Corp. (b)..............           5,806        135,454
Smith & Wesson Holding Corp.
  (a)(b)....................           4,901         18,330
                                               ------------
                                                    203,475
                                               ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.1%
Affymetrix, Inc. (a)........           8,148   $     63,066
Albany Molecular Research,
  Inc. (a)..................           2,577         46,618
Bio-Rad Laboratories, Inc.
  (Class A) (a).............           2,319        229,859
Bruker Corp. (a)(b).........           6,224         82,966
Dionex Corp. (a)(b).........           2,144        136,251
Enzo Biochem, Inc. (a)......           4,376         48,049
eResearch Technology, Inc.
  (a)(b)....................           5,021         59,800
Exelixis, Inc. (a)(b).......          12,773         77,660
Kendle International, Inc.
  (a)(b)....................           1,516         67,780
Luminex Corp. (a)(b)........           4,726        118,197
Medivation, Inc. (a)(b).....           3,005         79,512
Nektar Therapeutics (a)(b)..          11,076         39,763
PAREXEL International Corp.
  (a)(b)....................           6,882        197,238
PharmaNet Development Group,
  Inc. (a)(b)...............           2,147         15,501
Sequenom, Inc. (a)(b).......           5,500        146,410
Techne Corp. (a)............           4,696        338,676
                                               ------------
                                                  1,747,346
                                               ------------
MACHINERY -- 3.3%
Actuant Corp. (Class A)
  (b).......................           6,823        172,213
Altra Holdings, Inc. (a)....           3,200         47,232
American Railcar Industries,
  Inc. (b)..................             953         15,286
Badger Meter, Inc. (b)......           1,729         81,177
Chart Industries, Inc. (a)..           3,321         94,848
CLARCOR, Inc. (b)...........           6,182        234,607
Columbus McKinnon Corp.
  (a)(b)....................           2,111         49,756
Dynamic Materials Corp.
  (b).......................           1,508         35,001
Energy Recovery, Inc.
  (a)(b)....................           1,000          9,590
ESCO Technologies, Inc.
  (a)(b)....................           3,183        153,325
Force Protection, Inc.
  (a)(b)....................           7,523         20,162
Gardner Denver, Inc. (a)....           6,491        225,367
Graco, Inc. (b).............           7,228        257,389
Graham Corp. ...............             600         32,460
K-Tron International, Inc.
  (a).......................             300         38,649
L.B. Foster Co. (a).........           1,300         39,546
Lindsay Manufacturing Co.
  (b).......................           1,400        101,850
Middleby Corp. (a)(b).......           1,984        107,751
Nordson Corp. (b)...........           3,700        181,707
Oshkosh Corp. (b)...........           9,100        119,756
RBC Bearings, Inc. (a)(b)...           2,618         88,200
Sun Hydraulics Corp. .......           1,500         39,060
The Gorman-Rupp Co. (b).....           1,742         65,708
The Toro Co. (b)............           4,534        187,254
Titan International, Inc.
  (b).......................           4,238         90,354
Wabash National Corp. (b)...           3,805         35,957
Wabtec Corp. ...............           5,900        302,257
                                               ------------
                                                  2,826,462
                                               ------------
MARINE -- 0.4%
American Commercial Lines,
  Inc. (a)(b)...............           4,355         46,337
Horizon Lines, Inc. (b).....           3,598         35,512
Kirby Corp. (a)(b)..........           6,538        248,052
TBS International, Ltd.
  (a)(b)....................           1,893         25,480
                                               ------------
                                                    355,381
                                               ------------
MEDIA -- 1.8%
Arbitron, Inc. (b)..........           3,302        147,566
Charter Communications, Inc.
  (a)(b)....................          45,132         32,946
Cinemark Holdings, Inc.
  (b).......................           4,156         56,522
CKX, Inc. (a)...............           8,045         49,557
Crown Media Holdings, Inc.
  (Class A) (a)(b)..........           1,053          5,297
Dolan Media Co. (a)(b)......           3,017         30,442
Entravision Communications
  Corp. (a)(b)..............           6,508         17,507
Interactive Data Corp. .....           4,194        105,773
John Wiley & Sons, Inc.
  (Class A) (b).............           6,145        248,565
Liberty Media Corp.-
  Interactive (Series A)
  (a)(b)....................          13,600        181,968
Live Nation, Inc. (a)(b)....           9,252        150,530
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b)....................           2,674         22,756
Marvel Entertainment, Inc.
  (a)(b)....................           6,371        217,506
Mediacom Communications
  Corp. (a)(b)..............           4,562         27,007
Morningstar, Inc. (a).......           2,086        115,710
National CineMedia, Inc.
  (b).......................           4,705         51,990
Primedia, Inc. (b)..........           2,152          5,229
R.H. Donnelley Corp.
  (a)(b)....................           8,751         17,414
Warner Music Group Corp.
  (b).......................           7,008         53,261
                                               ------------
                                                  1,537,546
                                               ------------
METALS & MINING -- 1.1%
AM Castle & Co. (b).........           2,016         34,836
Brush Engineered Materials,
  Inc. (a)..................           2,500         46,425
Coeur d' Alene Mines Corp.
  (a)(b)....................          63,616         97,332
EXCO Resources, Inc.
  (a)(b)....................          20,898        341,055
General Moly, Inc. (a)(b)...           7,350         31,973
Hecla Mining Co. (a)(b).....          19,385         90,722
Royal Gold, Inc. ...........           3,862        138,878
Stillwater Mining Co.
  (a)(b)....................           5,280         30,677
Titanium Metals Corp. (b)...          12,000        136,080
                                               ------------
                                                    947,978
                                               ------------
MULTILINE RETAIL -- 0.2%
99 Cents Only Stores
  (a)(b)....................           6,568         72,051
Fred's, Inc. (Class A) (b)..           4,546         64,644
Retail Ventures, Inc.
  (a)(b)....................           2,962         11,552
                                               ------------
                                                    148,247
                                               ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a).............           7,926        220,739
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 6.2%
Alliance Holdings GP LP
  (b).......................           1,411         28,262
Alon USA Energy, Inc. (b)...           1,366         18,414
Arena Resources, Inc.
  (a)(b)....................           4,586        178,166
Atlas America, Inc. (b).....           4,440        151,448
Atlas Energy Resources LLC..           3,940        101,652
Atlas Pipeline Holdings LP
  (b).......................           1,127         27,161
ATP Oil & Gas Corp. (a).....           3,305         58,862
Aventine Renewable Energy
  Holdings, Inc. (a)(b).....           3,174         10,030
Berry Petroleum Co. (Class
  A) (b)....................           4,806        186,136
Bill Barrett Corp. (a)(b)...           4,004        128,568
BPZ Resources, Inc. (a)(b)..           6,800        116,960

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
BreitBurn Energy Partners
  LP........................           6,233   $     92,622
Brigham Exploration Co.
  (a)(b)....................           4,200         46,158
Carrizo Oil & Gas, Inc.
  (a).......................           3,203        116,173
Cheniere Energy Partners LP
  (b).......................           1,724         11,982
Cheniere Energy, Inc.
  (a)(b)....................           5,414         12,182
Clean Energy Fuels Corp.
  (a)(b)....................           2,377         33,635
Comstock Resources, Inc.
  (a).......................           5,529        276,727
Concho Resources, Inc.
  (a)(b)....................           7,618        210,333
Crosstex Energy, Inc. ......           5,580        139,333
CVR Energy, Inc. (a)(b).....           6,390         54,443
Delek US Holdings, Inc.
  (b).......................           1,857         17,214
Delta Petroleum Corp.
  (a)(b)....................           7,977        108,328
Duncan Energy Partners LP
  (b).......................           1,846         29,462
Eagle Rock Energy Partners
  LP (b)....................           4,344         45,742
El Paso Pipeline Partners LP
  (b).......................           3,015         48,451
Enbridge Energy Management
  LLC (a)...................           1,400         58,618
Energy Partners, Ltd. (a)...           2,996         25,975
Foundation Coal Holdings,
  Inc. .....................           5,536        196,971
Frontier Oil Corp. .........          12,600        232,092
Gastar Exploration Ltd.
  (a)(b)....................          18,348         23,852
Genesis Energy LP (b).......           2,897         41,398
GeoMet, Inc. (a)............           2,344         12,751
GMX Resources, Inc. (a).....           2,300        109,940
Goodrich Petroleum Corp.
  (a)(b)....................           3,240        141,232
Gulfport Energy Corp.
  (a)(b)....................           3,073         30,884
Hiland Holdings GP LP.......           1,031         21,228
Holly Corp. (b).............           5,158        149,169
International Coal Group,
  Inc. (a)(b)...............          12,349         77,058
Legacy Reserves LP (b)......           1,906         32,707
Magellan Midstream Holdings
  LP........................           2,529         43,448
Mariner Energy, Inc. (a)....           9,998        204,959
McMoRan Exploration Co.
  (a).......................           7,100        167,844
Parallel Petroleum Corp.
  (a)(b)....................           4,886         46,026
Penn Virginia Corp. ........           5,056        270,193
Penn Virginia GP Holdings
  LP........................           2,324         48,548
Petroleum Development Corp.
  (a)(b)....................           1,758         78,003
Petroquest Energy, Inc.
  (a)(b)....................           5,012         76,934
Regency Energy Partners LP..           4,556         83,557
Rentech, Inc. (a)(b)........          19,861         26,415
Rex Energy Corp. (a)(b).....           2,900         45,704
Rosetta Resources, Inc.
  (a)(b)....................           6,048        111,041
SemGroup Energy Partners LP
  (b).......................           2,469         17,234
St. Mary Land & Exploration
  Co. (b)...................           7,554        269,300
Targa Resources Partners
  LP........................           4,036         68,693
Teekay Offshore Partners
  LP........................           1,729         19,970
Venoco, Inc. (a)............           2,533         32,929
VeraSun Energy Corp.
  (a)(b)....................          12,011         37,594
Warren Resources, Inc.
  (a)(b)....................           6,676         66,627
Western Gas Partners LP
  (b).......................           2,106         27,799
Western Refining, Inc. (b)..           3,203         32,382
Williams Pipeline Partners
  LP........................           2,072         28,925
World Fuel Services Corp.
  (b).......................           3,522         81,112
                                               ------------
                                                  5,287,556
                                               ------------
PERSONAL PRODUCTS -- 1.1%
Bare Escentuals, Inc.
  (a)(b)....................           7,784         84,612
Chattem, Inc. (a)(b)........           2,045        159,878
Elizabeth Arden, Inc. (a)...           3,033         59,538
Herbalife, Ltd. (b).........           7,793        307,979
Inter Parfums, Inc. (b).....           1,700         23,052
NBTY, Inc. (a)..............           6,810        201,031
Prestige Brands Holdings,
  Inc. (a)(b)...............           3,713         32,972
USANA Health Sciences, Inc.
  (a)(b)....................           1,006         41,236
                                               ------------
                                                    910,298
                                               ------------
PHARMACEUTICALS -- 1.9%
Akorn, Inc. (a)(b)..........           6,044         31,006
Alpharma, Inc. (Class A)
  (a)(b)....................           5,100        188,139
Auxilium Pharmaceuticals,
  Inc. (a)(b)...............           4,783        154,969
Biodel, Inc. (a)............           1,700          5,695
BioForm Medical, Inc.
  (a)(b)....................           1,123          4,402
Caraco Pharmaceutical
  Laboratories, Ltd.
  (a)(b)....................           1,486         18,590
Jazz Pharmaceuticals, Inc.
  (a).......................           1,213          5,992
Medicis Pharmaceutical Corp.
  (Class A) (b).............           6,689         99,733
Noven Pharmaceuticals, Inc.
  (a)(b)....................           2,723         31,805
Pain Therapeutics, Inc.
  (a)(b)....................           4,200         41,034
Salix Pharmaceuticals, Ltd.
  (a)(b)....................           5,031         32,249
Sciele Pharma, Inc. (b).....           4,330        133,321
Sepracor, Inc. (a)(b).......          13,200        241,692
Sucampo Pharmaceuticals,
  Inc. (a)(b)...............             979          8,351
The Medicines Co. (a)(b)....           6,315        146,634
Valeant Pharmaceuticals
  International (a)(b)......           9,346        191,312
Viropharma, Inc. (a)(b).....           8,051        105,629
VIVUS, Inc. (a)(b)..........           8,400         66,696
Xenoport, Inc. (a)(b).......           2,625        127,286
                                               ------------
                                                  1,634,535
                                               ------------
PROFESSIONAL SERVICES -- 1.5%
Administaff, Inc. (b).......           2,638         71,806
Advisory Board Co. (a)(b)...           2,044         61,647
CBIZ, Inc. (a)(b)...........           5,500         46,475
CoStar Group, Inc. (a)(b)...           2,349        106,621
CRA International, Inc.
  (a)(b)....................           1,329         36,521
Diamond Management &
  Technology Consultants,
  Inc. (b)..................           3,259         15,285
Exponent, Inc. (a)..........           1,800         59,562
First Advantage Corp. (Class
  A) (a)(b).................           1,325         18,616
Hill International, Inc.
  (a)(b)....................           3,700         51,245
Huron Consulting Group, Inc.
  (a)(b)....................           2,393        136,353
Kforce, Inc. (a)............           4,378         44,699
Korn/Ferry International
  (a)(b)....................           5,356         95,444
LECG Corp. (a)..............           2,505         20,215
Navigant Consulting, Inc.
  (a)(b)....................           5,864        116,635
Resources Connection, Inc.
  (a)(b)....................           5,263        118,576
Spherion Corp. (a)(b).......           5,961         29,030
The Corporate Executive
  Board Co. ................           4,203        131,344
TrueBlue, Inc. (a)(b).......           5,113         82,626
                                               ------------
                                                  1,242,700
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.0%
Alexander's, Inc. (a)(b)....             299        119,600
BioMed Realty Trust, Inc.
  (b).......................           8,721        230,671
Cedar Shopping Centers, Inc.
  (b).......................           5,400         71,388

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Corporate Office Properties
  Trust (b).................           5,809   $    234,393
Digital Realty Trust, Inc.
  (b).......................           8,088        382,158
Equity Lifestyle Properties,
  Inc. (b)..................           2,800        148,484
Tanger Factory Outlet
  Centers, Inc. (b).........           3,819        167,234
Taubman Centers, Inc. (b)...           6,448        322,400
                                               ------------
                                                  1,676,328
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Tejon Ranch Co. (a).........           1,500         55,725
                                               ------------
ROAD & RAIL -- 0.9%
Genesee & Wyoming, Inc.
  (Class A) (a)(b)..........           3,849        144,415
Heartland Express, Inc.
  (b).......................           7,191        111,604
Knight Transportation, Inc.
  (b).......................           6,885        116,838
Landstar Systems, Inc. (b)..           6,416        282,689
Marten Transport, Ltd.
  (a)(b)....................           1,800         35,118
Old Dominion Freight Line,
  Inc. (a)(b)...............           3,655        103,583
                                               ------------
                                                    794,247
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 5.2%
Advanced Analogic
  Technologies, Inc.
  (a)(b)....................           4,619         21,478
Advanced Energy Industries,
  Inc. (a)..................           4,018         54,966
Amkor Technology, Inc.
  (a)(b)....................          12,530         79,816
Anadigics, Inc. (a)(b)......           7,286         20,474
Applied Micro Circuits Corp.
  (a)(b)....................           7,737         46,267
Atheros Communications, Inc.
  (a)(b)....................           7,245        170,837
Atmel Corp. (a)(b)..........          54,863        185,986
ATMI, Inc. (a)..............           3,752         67,461
Axcelis Technologies, Inc.
  (a)(b)....................          11,766         20,002
Brooks Automation, Inc.
  (a)(b)....................           6,928         57,918
Cabot Microelectronics Corp.
  (a)(b)....................           2,831         90,819
Cavium Networks, Inc.
  (a)(b)....................           4,147         58,390
Cirrus Logic, Inc. (a)(b)...           6,748         36,777
Conexant Systems, Inc. (a)..           5,437         21,802
Cree, Inc. (a)(b)...........           9,993        227,641
Cymer, Inc. (a)(b)..........           3,617         91,619
Diodes, Inc. (a)(b).........           3,687         68,025
EMCORE Corp. (a)(b).........           7,755         38,310
FEI Co. (a)(b)..............           4,195         99,883
Formfactor, Inc. (a)(b).....           5,646         98,353
Hittite Microwave Corp.
  (a)(b)....................           1,841         61,858
Integrated Device
  Technology, Inc. (a)......          20,944        162,944
International Rectifier
  Corp. (a).................           8,700        165,474
IXYS Corp. (a)..............           3,000         27,270
Kulicke & Soffa Industries,
  Inc. (a)(b)...............           6,007         27,092
Mattson Technology, Inc.
  (a)(b)....................           5,496         25,996
Micrel, Inc. (b)............           5,970         54,148
Microsemi Corp. (a)(b)......           8,664        220,759
MKS Instruments, Inc.
  (a)(b)....................           5,152        102,576
Monolithic Power Systems,
  Inc. (a)(b)...............           3,423         59,458
Netlogic Microsystems, Inc.
  (a)(b)....................           2,130         64,411
Novellus Systems, Inc. (a)..          12,200        239,608
OmniVision Technologies,
  Inc. (a)..................           6,520         74,393
PMC-Sierra, Inc. (a)(b).....          26,502        196,645
Power Integrations, Inc.
  (a)(b)....................           3,600         86,760
Rambus, Inc. (a)(b).........          12,851        165,135
RF Micro Devices, Inc.
  (a)(b)....................          30,674         89,568
Rubicon Technology, Inc.
  (a)(b)....................           1,589         11,473
Semtech Corp. (a)(b)........           7,674        107,129
Sigma Designs, Inc. (a)(b)..           3,031         43,101
Silicon Image, Inc. (a)(b)..           8,463         45,192
Silicon Laboratories, Inc.
  (a)(b)....................           5,625        172,688
Silicon Storage Technology,
  Inc. (a)(b)...............           9,590         31,263
Skyworks Solutions, Inc.
  (a)(b)....................          19,800        165,528
Spansion, Inc. (a)(b).......          15,648         24,254
Teradyne, Inc. (a)..........          20,089        156,895
Tessera Technologies, Inc.
  (a).......................           5,636         92,092
Trident Microsystems, Inc.
  (a).......................           7,056         16,934
TriQuint Semiconductor, Inc.
  (a).......................          17,500         83,825
Ultratech, Inc. (a)(b)......           2,246         27,177
Zoran Corp. (a)(b)..........           5,703         46,536
                                               ------------
                                                  4,405,006
                                               ------------
SOFTWARE -- 5.6%
ACI Worldwide, Inc. (a)(b)..           4,154         72,778
Advent Software, Inc.
  (a)(b)....................           2,175         76,625
Ansys, Inc. (a).............               1             38
Blackbaud, Inc. ............           5,242         96,715
Blackboard, Inc. (a)........           3,524        141,982
Cadence Design Systems, Inc.
  (a)(b)....................          31,500        212,940
Commvault Systems, Inc.
  (a)(b)....................           3,838         46,248
Concur Technologies, Inc.
  (a)(b)....................           6,014        230,096
Deltek, Inc. (a)(b).........           1,026          6,238
Epicor Software Corp. (a)...           6,377         50,315
Factset Research Systems,
  Inc. (b)..................           5,370        280,583
Fair Isaac Corp. (b)........           5,838        134,566
FalconStor Software, Inc.
  (a)(b)....................           4,442         23,809
i2 Technologies, Inc.
  (a)(b)....................           1,962         26,467
Informatica Corp. (a).......          10,817        140,513
Jack Henry & Associates,
  Inc. (b)..................           9,869        200,637
JDA Software Group, Inc.
  (a).......................           3,530         53,691
Kenexa Corp. (a)(b).........           2,270         35,843
Lawson Software, Inc. (a)...          15,320        107,240
Macrovision Solutions Corp.
  (a)(b)....................          10,013        154,000
Magma Design Automation,
  Inc. (a)(b)...............           4,324         17,382
Manhattan Associates, Inc.
  (a)(b)....................           2,843         63,513
Mentor Graphics Corp.
  (a)(b)....................          11,081        125,769
MICROS Systems, Inc. (a)....          10,081        268,759
MicroStrategy, Inc. (a).....           1,045         62,209
Midway Games, Inc. (a)(b)...           1,198          2,839
Monotype Imaging Holdings,
  Inc. (a)(b)...............           2,816         31,342
MSC Software Corp. (a)(b)...           5,023         53,746
Netscout Systems, Inc. (a)..           3,200         34,048
NetSuite, Inc. (a)(b).......           2,218         39,968
Nuance Communications, Inc.
  (a).......................          21,846        266,303
Parametric Technology Corp.
  (a)(b)....................          14,200        261,280
Pegasystems, Inc. ..........           1,900         24,529
Progress Software Corp.
  (a).......................           4,852        126,104
Quality Systems, Inc. (b)...           2,091         88,366
Quest Software, Inc. (a)....           8,189        103,918
Radiant Systems, Inc.
  (a)(b)....................           3,045         26,461
Secure Computing Corp.
  (a)(b)....................           7,056         38,667

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Solera Holdings, Inc.
  (a)(b)....................           6,628   $    190,356
SPSS, Inc. (a)(b)...........           2,151         63,153
SuccessFactors, Inc.
  (a)(b)....................           2,926         31,893
Symyx Technologies, Inc.
  (a)(b)....................           3,709         36,756
Synchronoss Technologies,
  Inc. (a)(b)...............           2,163         20,354
Taleo Corp. (a)(b)..........           3,273         65,100
THQ, Inc. (a)(b)............           7,925         95,417
TIBCO Software, Inc.
  (a)(b)....................          21,493        157,329
TiVo, Inc. (a)(b)...........          11,868         86,874
Tyler Technologies, Inc.
  (a)(b)....................           4,774         72,422
Ultimate Software Group,
  Inc. (a)(b)...............           3,071         82,917
Vasco Data Security
  International (a).........           2,922         30,272
Wind River Systems, Inc.
  (a)(b)....................           9,071         90,710
                                               ------------
                                                  4,750,080
                                               ------------
SPECIALTY RETAIL -- 3.5%
Aaron Rents, Inc. (Class B)
  (b).......................           5,820        157,547
AC Moore Arts & Crafts, Inc.
  (a).......................           2,157         13,524
Aeropostale, Inc. (a)(b)....           8,139        261,343
AnnTaylor Stores Corp.
  (a)(b)....................           7,058        145,677
Bebe Stores, Inc. ..........           3,294         32,182
Big 5 Sporting Goods Corp.
  (b).......................           2,212         22,828
Cabela's, Inc. (a)(b).......           4,746         57,332
Charming Shoppes, Inc.
  (a)(b)....................          11,232         54,925
Chico's FAS, Inc. (a)(b)....          20,919        114,427
Christopher & Banks Corp.
  (b).......................           3,929         30,135
Coldwater Creek, Inc.
  (a)(b)....................           6,436         37,265
Conn's, Inc. (a)(b).........           1,268         23,724
Dick's Sporting Goods, Inc.
  (a)(b)....................          10,197        199,657
DSW, Inc. (Class A) (a)(b)..           1,563         21,413
Gymboree Corp. (a)..........           3,366        119,493
hhgregg, Inc. (a)(b)........           2,059         20,075
Hibbett Sports, Inc.
  (a)(b)....................           3,348         67,027
Hot Topic, Inc. (a)(b)......           4,650         30,737
J. Crew Group, Inc. (a)(b)..           6,299        179,963
Jos. A. Bank Clothiers, Inc.
  (a)(b)....................           2,207         74,155
Mens Wearhouse, Inc. (b)....           5,501        116,841
New York & Co., Inc.
  (a)(b)....................           3,403         32,465
Office Depot, Inc. (a)......          33,300        193,806
Pacific Sunwear of
  California, Inc. (a)(b)...           8,405         56,566
Signet Jewelers, Ltd. (b)...          10,400        243,152
Systemax, Inc. (b)..........           1,155         16,239
The Children's Place Retail
  Stores, Inc. (a)..........           2,949         98,349
The Dress Barn, Inc.
  (a)(b)....................           5,096         77,918
The Finish Line, Inc. (Class
  A) (b)....................           5,400         53,946
Tractor Supply Co. (a)(b)...           3,962        166,602
Tween Brands, Inc. (a)......           2,820         27,608
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)....           3,231         42,908
Williams-Sonoma, Inc. (b)...          10,500        169,890
Zumiez, Inc. (a)(b).........           2,010         33,125
                                               ------------
                                                  2,992,844
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
American Apparel, Inc.
  (a)(b)....................           3,881         31,824
Carter's, Inc. (a)(b).......           6,885        135,841
Crocs, Inc. (a)(b)..........          10,100         36,158
Deckers Outdoor Corp.
  (a)(b)....................           1,589        165,383
Fossil, Inc. (a)(b).........           5,788        163,395
Iconix Brand Group, Inc.
  (a)(b)....................           6,801         88,957
K-Swiss, Inc. (Class A)
  (b).......................           2,999         52,182
Maidenform Brands, Inc.
  (a)(b)....................           2,176         31,574
Quiksilver, Inc. (a)........          14,816         85,044
Steven Madden, Ltd. (a)(b)..           1,870         46,339
The Warnaco Group, Inc.
  (a).......................           5,598        253,533
True Religion Apparel, Inc.
  (a)(b)....................           1,862         48,133
Under Armour, Inc. (Class A)
  (a)(b)....................           4,174        132,566
Volcom, Inc. (a)(b).........           1,606         27,752
                                               ------------
                                                  1,298,681
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Beneficial Mutual Bancorp,
  Inc. (a)(b)...............           4,500         56,925
NewAlliance Bancshares, Inc.
  (b).......................          12,384        186,132
Ocwen Financial Corp.
  (a)(b)....................           3,827         30,807
Oritani Financial Corp.
  (a).......................           1,272         21,433
ViewPoint Financial Group...           1,400         24,500
Waterstone Financial, Inc.
  (a)(b)....................           1,100         10,747
                                               ------------
                                                    330,544
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Beacon Roofing Supply, Inc.
  (a)(b)....................           5,247         81,958
H&E Equipment Services, Inc.
  (a)(b)....................           2,182         21,078
Interline Brands, Inc.
  (a)(b)....................           3,846         62,344
MSC Industrial Direct Co.,
  Inc. (Class A) (b)........           5,370        247,396
RSC Holdings, Inc. (a)(b)...           5,365         60,946
Rush Enterprises, Inc. (a)..           3,812         48,794
TAL International Group,
  Inc. (b)..................           1,900         39,558
WESCO International, Inc.
  (a)(b)....................           5,113        164,536
                                               ------------
                                                    726,610
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Centennial Communications
  Corp. (a)(b)..............           8,149         50,850
Clearwire Corp. (Class A)
  (a).......................           8,600        102,168
FiberTower Corp. (a)(b).....          15,090         20,824
ICO Global Communications
  Holdings, Ltd. (a)(b).....          13,112         14,292
iPCS, Inc. (a)..............           1,856         41,333
Syniverse Holdings, Inc.
  (a)(b)....................           3,199         53,136
                                               ------------
                                                    282,603
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $108,253,344).......                     84,464,064
                                               ------------
WARRANTS -- 0.0% (C)
COMMUNICATIONS EQUIPMENT -- 0.0% (c)
Pegasus Wireless Corp. (d)
  (Cost $0).................             569             --
                                               ------------

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SHORT TERM INVESTMENTS -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (e)(f)..........      24,466,371   $ 24,466,371
STIC Prime Portfolio........          65,554         65,554
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $24,531,925)........                     24,531,925
                                               ------------
TOTAL INVESTMENTS -- 128.7%
  (Cost $132,785,269).......                    108,995,989
OTHER ASSETS AND
  LIABILITIES -- (28.7)%....                    (24,337,026)
                                               ------------
NET ASSETS -- 100.0%........                   $ 84,658,963
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 1.1%
Cubic Corp. ................           2,038   $     50,115
Curtiss-Wright Corp. .......           5,618        255,338
DRS Technologies, Inc. (a)..           5,151        395,339
Esterline Technologies Corp.
  (b).......................           3,579        141,693
GenCorp, Inc. (a)(b)........           6,711         45,232
Heico Corp. ................           2,469         69,280
Triumph Group, Inc. (a).....           2,085         95,305
                                               ------------
                                                  1,052,302
                                               ------------
AIRLINES -- 0.1%
Alaska Air Group, Inc.
  (a)(b)....................           4,615         94,100
                                               ------------
AUTO COMPONENTS -- 0.7%
American Axle &
  Manufacturing Holdings,
  Inc. (a)..................           5,813         31,158
ArvinMeritor, Inc. (a)......           9,348        121,898
ATC Technology Corp. (b)....           2,755         65,404
Cooper Tire & Rubber Co.
  (a).......................           7,535         64,801
Federal-Mogul Corp. (Class
  A) (a)(b).................           3,200         40,160
Lear Corp. (a)(b)...........           8,271         86,845
Modine Manufacturing Co.
  (a).......................           3,757         54,401
Superior Industries
  International, Inc. (a)...           2,718         52,077
Tenneco Automotive, Inc.
  (a)(b)....................           5,766         61,292
TRW Automotive Holdings
  Corp. (a)(b)..............           6,813        108,395
                                               ------------
                                                    686,431
                                               ------------
AUTOMOBILES -- 0.1%
Winnebago Industries, Inc.
  (a).......................           3,775         48,773
                                               ------------
BEVERAGES -- 0.2%
Coca-Cola Hellenic Bottling
  Co. SA (a)................             432         18,861
National Beverage Corp.
  (b).......................           1,080          9,580
PepsiAmericas, Inc. ........           7,873        163,128
                                               ------------
                                                    191,569
                                               ------------
BIOTECHNOLOGY -- 0.1%
Cougar Biotechnology, Inc.
  (a)(b)....................           2,032         67,848
Dendreon Corp. (a)(b).......          10,576         60,389
                                               ------------
                                                    128,237
                                               ------------
BUILDING PRODUCTS -- 1.0%
American Woodmark Corp.
  (a).......................           1,211         27,187
Ameron International Corp.
  (a).......................           1,076         77,096
Apogee Enterprises, Inc.
  (a).......................           3,712         55,791
Armstrong World Industries,
  Inc. .....................           2,273         65,690
Builders FirstSource, Inc.
  (b).......................           1,938         11,609
Gibraltar Industries, Inc.
  (a).......................           3,554         66,495
Lennox International,
  Inc. .....................           6,631        220,613
NCI Building Systems, Inc.
  (a)(b)....................           2,540         80,645
Owens Corning, Inc. (a)(b)..          10,900        260,619
Universal Forest Products,
  Inc. (a)..................           2,242         78,268
                                               ------------
                                                    944,013
                                               ------------
CAPITAL MARKETS -- 1.7%
BGC Partners, Inc. .........           3,334         14,303
Cohen & Steers, Inc. (a)....           2,109         59,748
FBR Capital Markets Corp.
  (a)(b)....................           3,912         25,350
FCStone Group, Inc. (a)(b)..           3,216         57,856
GAMCO Investors, Inc. ......             809         47,974
GLG Partners, Inc. (a)......          24,656        133,635
Investment Technology Group,
  Inc. (b)..................           5,413        164,717
Jefferies Group, Inc. (a)...          14,484        324,442
LaBranche & Co., Inc. (b)...           7,328         32,976
Piper Jaffray Cos., Inc.
  (a)(b)....................           2,450        105,962
Stifel Financial Corp. (b)..           2,589        129,191
SWS Group, Inc. (a).........           3,530         71,165
Thomas Weisel Partners
  Group, Inc. (a)(b)........           2,960         24,953
W.P. Carey & Co. LLC........           3,438         89,732
Waddell & Reed Financial,
  Inc. (Class A)............          10,729        265,543
                                               ------------
                                                  1,547,547
                                               ------------
CHEMICALS -- 3.5%
A. Schulman, Inc. ..........           3,136         62,030
Arch Chemicals, Inc. (a)....           3,066        108,230
Cabot Corp. (a).............           6,185        196,559
Chemtura Corp. .............          29,719        135,519
Cytec Industries, Inc. .....           5,915        230,153
Ferro Corp. (a).............           5,555        111,655
H.B. Fuller Co. (a).........           5,984        124,886
Hercules, Inc. (a)..........          14,161        280,246
Innophos Holdings, Inc. ....           1,282         31,255
Koppers Holdings, Inc. (a)..           2,608         97,565
Kronos Worldwide, Inc. (a)..             415          5,499
Minerals Technologies, Inc.
  (a).......................           2,461        146,085
NewMarket Corp. (a).........           1,422         74,740
NL Industries, Inc. (a).....             920          9,448
Olin Corp. (a)..............           8,574        166,336
OM Group, Inc. (a)(b).......           3,934         88,515
RPM International, Inc.
  (a).......................          16,189        313,095
Sensient Technologies Corp.
  (a).......................           5,890        165,686
Solutia, Inc. (b)...........          11,970        167,580
Spartech Corp. .............           3,953         39,135
Stepan Co. .................             856         46,712
Terra Nitrogen Co. LP (a)...             929        102,051
Valhi, Inc. (a).............           1,427         25,686
Valspar Corp. (a)...........          11,555        257,561
W.R. Grace & Co. (a)(b).....           7,816        118,178
Westlake Chemical Corp.
  (a).......................           2,384         50,135
Zep, Inc. (a)...............           2,634         46,464
                                               ------------
                                                  3,201,004
                                               ------------
COMMERCIAL BANKS -- 11.7%
1st Source Corp. (a)........           1,756         41,266
AMCORE Financial, Inc. (a)..           2,692         24,901
Associated Ban-Corp (a).....          14,834        295,938
Bancfirst Corp. (a).........             913         44,125
BancorpSouth, Inc. (a)......           9,602        270,104
Bank of Hawaii Corp. .......           6,071        324,495
Banner Corp. (a)............           1,876         22,531
BOK Financial Corp. (a).....           2,852        138,065
Boston Private Financial
  Holdings, Inc. ...........           6,948         60,725
Capital City Bank Group,
  Inc. .....................           1,621         50,818
Capitol Bancorp, Ltd. (a)...           1,967         38,337
Cathay General Bancorp (a)..           6,304        150,035
Central Pacific Financial
  Corp. (a).................           3,652         61,390
Chemical Financial Corp.
  (a).......................           2,702         84,140
Citizens Republic Bancorp,
  Inc. (a)..................          11,670         35,944
City Bank (a)...............           1,782         27,799

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
City Holding Co. (a)........           2,024   $     85,514
Columbia Banking System,
  Inc. .....................           2,261         40,088
Community Bank System, Inc.
  (a).......................           3,771         94,841
Community Trust Bancorp,
  Inc. (a)..................           1,733         59,615
Cullen/Frost Bankers,
  Inc. .....................           6,922        415,320
CVB Financial Corp. (a).....           8,471        117,747
F.N.B. Corp. ...............          10,694        170,890
First Bancorp- North
  Carolina (a)..............           2,077         35,517
First BanCorp- Puerto Rico
  (a).......................           9,830        108,720
First Busey Corp. (a).......           3,617         66,300
First Citizens Bancshares,
  Inc. (Class A)............             739        132,281
First Commonwealth Financial
  Corp. (a).................           8,553        115,209
First Community Bancshares,
  Inc. .....................           1,176         44,124
First Financial Bancorp
  (a).......................           4,767         69,598
First Financial Bankshares,
  Inc. (a)..................           2,246        116,522
First Financial Corp. (a)...           1,328         62,389
First Horizon National Corp.
  (a).......................          25,171        235,600
First Merchants Corp. (a)...           2,340         53,352
First Midwest Bancorp, Inc.
  (a).......................           5,998        145,391
FirstMerit Corp. (a)........           9,338        196,098
Frontier Financial Corp.
  (a).......................           5,937         79,734
Fulton Financial Corp. (a)..          21,591        235,558
Glacier Bancorp, Inc. (a)...           6,722        166,504
Guaranty Bancorp (b)........           5,990         36,539
Hancock Holding Co. (a).....           3,191        162,741
Hanmi Financial Corp. (a)...           5,360         27,068
Harleysville National Corp.
  (a).......................           4,009         68,073
Home Bancshares, Inc. (a)...           1,924         49,774
IBERIABANK Corp. (a)........           1,496         79,064
Independent Bank Corp.-
  Massachusetts (a).........           2,049         63,867
Independent Bank Corp.-
  Michigan (a)..............           2,769         17,140
International Bancshares
  Corp. ....................           6,650        179,550
Investors Bancorp, Inc.
  (b).......................           5,552         83,558
MB Financial, Inc. .........           4,316        142,730
Midwest Banc Holdings, Inc.
  (a).......................           2,997         11,988
National Penn Bancshares,
  Inc. (a)..................          10,140        148,044
NBT Bancorp, Inc. (a).......           4,094        122,492
Northfield Bancorp, Inc.
  (b).......................           2,543         30,796
Old National Bancorp (a)....           8,230        164,765
Old Second Bancorp, Inc.
  (a).......................           1,440         26,669
Oriental Financial Group....           2,855         50,990
Pacific Capital Bancorp
  (a).......................           5,873        119,516
PacWest Bancorp (a).........           3,304         94,461
Park National Corp. (a).....           1,446        112,788
Popular, Inc. ..............          31,800        263,622
Prosperity Bancshares,
  Inc. .....................           5,746        195,307
Provident Bankshares Corp.
  (a).......................           4,132         40,122
Renasant Corp. (a)..........           2,564         55,664
Republic Bancorp, Inc.-
  Kentucky (a)..............           1,231         37,324
S&T Bancorp, Inc. (a).......           3,378        124,412
S.Y. Bancorp, Inc. (a)......           1,606         49,176
Sandy Spring Bancorp, Inc.
  (a).......................           2,056         45,438
Santander Bancorp (a).......             715          7,722
Seacoast Banking Corp. of
  Florida (a)...............           1,912         20,516
Simmons First National Corp.
  (a).......................           1,522         54,183
South Financial Group, Inc.
  (a).......................           9,284         68,052
Sterling Bancorp (a)........           2,237         32,347
Sterling Bancshares, Inc.
  (a).......................           9,269         96,861
Sterling Financial
  Corp. -- Washington (a)...           6,521         94,554
Suffolk Bancorp (a).........           1,224         48,238
Sun Bancorp, Inc. (a)(b)....           2,487         33,699
Susquehanna Bancshares, Inc.
  (a).......................          10,858        211,948
SVB Financial Group (a)(b)..           3,983        230,695
TCF Financial Corp. (a).....          15,472        278,496
The Colonial BancGroup, Inc.
  (a).......................          25,145        197,640
Tompkins Trustco, Inc. (a)..             994         50,197
TowneBank (a)...............           3,090         67,980
Trico Bancshares............           1,881         40,498
Trustmark Corp. (a).........           6,277        130,185
UMB Financial Corp. ........           3,955        207,717
Umpqua Holdings Corp. (a)...           7,579        111,487
United Bankshares, Inc.
  (a).......................           5,390        188,650
United Community Banks, Inc.
  (a).......................           6,107         80,979
Valley National Bancorp
  (a).......................          15,702        329,114
W Holding Co., Inc. (a).....          16,471          8,894
Washington Trust Bancorp,
  Inc. (a)..................           1,520         40,432
Webster Financial Corp.
  (a).......................           6,682        168,720
WesBanco, Inc. (a)..........           3,100         82,522
West Coast Bancorp (a)......           1,958         28,704
Westamerica Bancorp (a).....           3,689        212,228
Whitney Holding Corp. (a)...           8,218        199,286
Wilmington Trust Corp. (a)..           8,532        245,978
Wintrust Financial Corp.
  (a).......................           2,982         87,522
                                               ------------
                                                 10,777,247
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
ABM Industries, Inc. (a)....           5,733        125,209
ACCO Brands Corp. (a)(b)....           6,522         49,176
Bowne & Co., Inc. (a).......           3,379         39,028
Comfort Systems USA, Inc.
  (a).......................           5,144         68,724
Consolidated Graphics, Inc.
  (b).......................           1,204         36,517
Courier Corp. (a)...........           1,425         29,013
Deluxe Corp. (a)............           6,656         95,780
Ennis, Inc. (a).............           3,266         50,492
G & K Services, Inc. (Class
  A) (a)....................           2,580         85,269
Herman Miller, Inc. (a).....           6,938        169,773
IKON Office Solutions, Inc.
  (a).......................           8,334        141,761
Kimball International, Inc.
  (Class B) (a).............           3,294         35,575
McGrath Rentcorp (a)........           2,673         77,036
United Stationers, Inc.
  (a)(b)....................           2,969        142,007
Viad Corp. (a)..............           2,462         70,881
                                               ------------
                                                  1,216,241
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
3Com Corp. (b)..............          49,456        115,232
Bel Fuse, Inc. (Class
  B)(a).....................           1,429         40,684
Black Box Corp. (a).........           2,243         77,451
Emulex Corp. (a)(b).........          10,828        115,535
Loral Space &
  Communications, Ltd.
  (a)(b)....................           1,601         23,647
Powerwave Technologies, Inc.
  (b).......................          16,576         65,641
Tellabs, Inc. (b)...........          45,154        183,325
                                               ------------
                                                    621,515
                                               ------------
COMPUTERS & PERIPHERALS -- 0.7%
Adaptec, Inc. (a)(b)........          13,048         42,797
Avid Technology, Inc. (b)...           3,736         89,888

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Diebold, Inc. ..............           8,145   $    269,681
Electronics for Imaging,
  Inc. (a)(b)...............           6,660         92,774
Hutchinson Technology, Inc.
  (a)(b)....................           3,017         34,937
Imation Corp. (a)...........           3,886         87,785
                                               ------------
                                                    617,862
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.5%
EMCOR Group, Inc. (a)(b)....           8,152        214,561
Granite Construction, Inc.
  (a).......................           3,979        142,528
Insituform Technologies,
  Inc. (a)(b)...............           3,442         51,492
Northwest Pipe Co. (a)(b)...           1,070         46,673
                                               ------------
                                                    455,254
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Texas Industries, Inc. (a)..           3,351        136,922
                                               ------------
CONSUMER FINANCE -- 0.2%
Advance America Cash Advance
  Centers, Inc. (a).........           6,504         19,447
Advanta Corp. (Class B)
  (a).......................           4,717         38,821
Dollar Financial Corp.
  (a)(b)....................           3,083         47,447
The Student Loan Corp. (a)..             508         47,244
                                               ------------
                                                    152,959
                                               ------------
CONTAINERS & PACKAGING -- 1.7%
Aptargroup, Inc. (a)........           7,999        312,841
Greif, Inc. (Class A) (a)...           3,849        252,571
Packaging Corp. of America..          13,125        304,238
Rock-Tenn Co. (a)...........           4,700        187,906
Silgan Holdings, Inc. (a)...           3,200        163,488
Smurfit-Stone Container
  Corp. (a)(b)..............          31,506        148,078
Temple-Inland, Inc. (a).....          11,430        174,422
                                               ------------
                                                  1,543,544
                                               ------------
DISTRIBUTORS -- 0.0% (c)
Audiovox Corp. (Class A)
  (a)(b)....................           2,358         22,095
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Jackson Hewitt Tax Service,
  Inc. (a)..................           3,102         47,585
Regis Corp. ................           5,446        149,765
Service Corp. International
  (a).......................          32,575        272,327
Stewart Enterprises, Inc.
  (Class A) (a).............          10,246         80,533
                                               ------------
                                                    550,210
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Financial Federal Corp.
  (a).......................           3,249         74,467
Interactive Brokers Group,
  Inc. (Class A) (a)(b).....           4,871        107,990
KKR Financial Holdings LLC
  (a).......................          19,081        121,355
PHH Corp. (b)...............           6,897         91,661
Pico Holdings, Inc. (a)(b)..           2,094         75,196
Resource America, Inc. (a)..           1,955         18,573
                                               ------------
                                                    489,242
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
Alaska Communications
  Systems Group, Inc. (a)...           5,421         66,299
Atlantic Tele-Network, Inc.
  (a).......................           1,250         35,000
Cincinnati Bell, Inc.
  (a)(b)....................          28,948         89,449
Cogent Communications Group,
  Inc. (a)(b)...............           5,346         41,271
Consolidated Communications
  Holdings, Inc. (a)........           2,970         44,788
FairPoint Communications,
  Inc. (a)..................          11,274         97,745
Iowa Telecommunications
  Services, Inc. (a)........           4,010         74,907
SureWest Communications
  (a).......................           1,636         16,687
                                               ------------
                                                    466,146
                                               ------------
ELECTRIC UTILITIES -- 2.7%
ALLETE, Inc. (a)............           3,268        145,426
Brookfield Infrastructure
  Partners LP (a)...........           2,556         40,206
Cleco Corp. (a).............           7,424        187,456
El Paso Electric Co. (b)....           5,600        117,600
Empire District Electric Co.
  (a).......................           4,297         91,741
Great Plains Energy, Inc.
  (a).......................          14,677        326,123
Hawaiian Electric
  Industries, Inc. (a)......          10,428        303,559
IDACORP, Inc. (a)...........           5,726        166,569
MGE Energy, Inc. (a)........           2,772         98,545
Portland General Electric
  Co. (a)...................           7,974        188,665
Sierra Pacific Resources
  (a).......................          29,132        279,085
UIL Holdings Corp. (a)......           2,887         99,111
Unisource Energy Corp. (a)..           4,271        124,670
Westar Energy, Inc. (a).....          13,313        306,731
                                               ------------
                                                  2,475,487
                                               ------------
ELECTRICAL EQUIPMENT -- 1.7%
A.O. Smith Corp. (a)........           2,602        101,972
Acuity Brands, Inc. (a).....           5,018        209,552
Baldor Electric Co. (a).....           5,201        149,841
Belden CDT, Inc. (a)........           5,608        178,278
Brady Corp. (Class A) (a)...           6,040        213,091
Ener1, Inc. (a)(b)..........           4,818         37,629
GrafTech International, Ltd.
  (a)(b)....................          14,865        224,610
Powell Industries, Inc.
  (a)(b)....................             860         35,097
Regal-Beloit Corp. (a)......           3,934        167,274
Thomas & Betts Corp.
  (a)(b)....................           7,335        286,578
                                               ------------
                                                  1,603,922
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.3%
Agilysys, Inc. (a)..........           2,981         30,078
Anixter International, Inc.
  (a)(b)....................           3,811        226,793
AVX Corp. (a)...............           6,526         66,500
Checkpoint Systems, Inc.
  (a)(b)....................           5,163         97,168
Coherent, Inc. (a)(b).......           2,600         92,430
Littelfuse, Inc. (a)(b).....           2,644         78,606
Methode Electronics, Inc.
  (Class A) (a).............           4,738         42,358
Park Electrochemical Corp.
  (a).......................           2,404         58,273
SYNNEX Corp. (a)(b).........           2,090         46,690
Tech Data Corp. (a)(b)......           6,721        200,622
Technitrol, Inc. (a)........           5,104         75,488
Vishay Intertechnology, Inc.
  (b).......................          21,167        140,125
                                               ------------
                                                  1,155,131
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
Bristow Group, Inc. (a)(b)..           3,389        114,684
Gulfmark Offshore, Inc.
  (a)(b)....................           2,800        125,664
PHI, Inc. (b)...............           1,708         63,076
SEACOR Holdings, Inc.
  (a)(b)....................           2,626        207,323
Tidewater, Inc. (a).........           6,411        354,913
Trico Marine Services, Inc.
  (b).......................           1,502         25,654
                                               ------------
                                                    891,314
                                               ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
FOOD & STAPLES RETAILING -- 1.1%
Casey's General Stores,
  Inc. .....................           6,457   $    194,808
Ingles Markets, Inc. (a)....           1,504         34,336
Longs Drug Stores Corp.
  (a).......................           4,069        307,779
Nash Finch Co. (a)..........           1,636         70,544
Ruddick Corp. (a)...........           5,259        170,655
The Andersons, Inc. (a).....           2,291         80,689
Weis Markets, Inc. (a)......           1,425         51,314
Winn-Dixie Stores, Inc.
  (a)(b)....................           6,624         92,074
                                               ------------
                                                  1,002,199
                                               ------------
FOOD PRODUCTS -- 2.4%
Alico, Inc. (a).............             453         21,486
B&G Foods, Inc. (a).........           4,693         33,555
Chiquita Brands
  International, Inc.
  (a)(b)....................           5,342         84,457
Corn Products International,
  Inc. (a)..................           9,261        298,945
Del Monte Foods Co. (a).....          24,704        192,691
Farmer Brothers Co. (a).....             822         20,443
Fresh Del Monte Produce,
  Inc. (a)(b)...............           5,745        127,539
Hain Celestial Group, Inc.
  (a)(b)....................           4,836        133,135
Lancaster Colony Corp. (a)..           2,599         97,878
Lance, Inc. (a).............           3,903         88,559
Pilgrim's Pride Corp. (a)...           6,336         15,777
Ralcorp Holdings, Inc.
  (a)(b)....................           7,010        472,544
Reddy Ice Holdings, Inc.
  (a).......................           2,735          9,983
Sanderson Farms, Inc. (a)...           2,264         83,180
The J.M. Smucker Co. .......           6,838        346,618
Tootsie Roll Industries,
  Inc. (a)..................           2,858         82,625
TreeHouse Foods, Inc.
  (a)(b)....................           3,990        118,503
                                               ------------
                                                  2,227,918
                                               ------------
GAS UTILITIES -- 3.1%
AGL Resources, Inc. (a).....           9,544        299,491
Amerigas Partners LP (a)....           4,092        124,520
Atmos Energy Corp. .........          11,342        301,924
EnergySouth, Inc. ..........             858         52,707
Ferrellgas Partners LP......           5,055         92,506
Laclede Group, Inc. (a).....           2,560        124,134
New Jersey Resources Corp.
  (a).......................           5,272        189,212
Nicor, Inc. (a).............           5,569        246,985
Northwest Natural Gas Co.
  (a).......................           3,403        176,956
Piedmont Natural Gas Co.,
  Inc. (a)..................           8,599        274,824
South Jersey Industries,
  Inc. (a)..................           3,723        132,911
Southwest Gas Corp. (a).....           5,430        164,312
Suburban Propane Partners LP
  (a).......................           4,153        139,458
UGI Corp. (a)...............          13,544        349,164
WGL Holdings, Inc. (a)......           6,153        199,665
                                               ------------
                                                  2,868,769
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Advanced Medical Optics,
  Inc. (a)(b)...............           7,554        134,310
CONMED Corp. (b)............           3,543        113,376
Datascope Corp. (a).........           1,702         87,874
Hill-Rom Holdings, Inc.
  (a).......................           7,686        232,963
Invacare Corp. (a)..........           4,079         98,467
Inverness Medical
  Innovations, Inc. (b).....           9,604        288,120
Orthofix International N.V.
  (b).......................           2,032         37,856
STERIS Corp. (a)............           7,360        276,589
Teleflex, Inc. .............           4,982        316,307
The Cooper Cos., Inc. (a)...           5,600        194,656
                                               ------------
                                                  1,780,518
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
Apria Healthcare Group, Inc.
  (a)(b)....................           5,342         97,438
Hanger Orthopedic Group,
  Inc. (a)(b)...............           2,780         48,511
Kindred Healthcare, Inc.
  (b).......................           4,099        113,009
Landauer, Inc. (a)..........           1,160         84,390
LifePoint Hospitals, Inc.
  (a)(b)....................           6,884        221,252
Magellan Health Services,
  Inc. (a)(b)...............           4,854        199,305
Medcath Corp. (a)(b)........           1,924         34,478
National Healthcare Corp.
  (a).......................             966         45,518
Owens & Minor, Inc. (a).....           5,185        251,473
RehabCare Group, Inc.
  (a)(b)....................           2,250         40,725
Res-Care, Inc. (a)(b).......           3,203         58,102
Tenet Healthcare Corp.
  (a)(b)....................          59,039        327,667
                                               ------------
                                                  1,521,868
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
AFC Enterprises, Inc.
  (a)(b)....................           3,495         25,374
Ameristar Casinos, Inc.
  (a).......................           2,886         40,952
Bob Evans Farms, Inc. (a)...           3,921        107,004
Boyd Gaming Corp. (a).......           7,052         66,007
CBRL Group, Inc. (a)........           2,767         72,772
Cedar Fair LP...............           6,391        132,358
Churchill Downs, Inc. (a)...           1,356         66,417
DineEquity, Inc. (a)........           1,940         32,708
Domino's Pizza, Inc.
  (a)(b)....................           5,421         65,811
International Speedway Corp.
  (Class A) (a).............           4,051        157,624
Isle of Capri Casinos, Inc.
  (a)(b)....................           1,832         16,525
Jack in the Box, Inc.
  (a)(b)....................           7,067        149,114
Krispy Kreme Doughnuts, Inc.
  (a)(b)....................           6,542         21,589
Landry's Restaurants, Inc.
  (a).......................           1,468         22,827
Marcus Corp. (a)............           2,644         42,515
O'Charleys, Inc. ...........           2,464         21,560
Pinnacle Entertainment, Inc.
  (a)(b)....................           7,551         57,085
Ruby Tuesday, Inc. (a)(b)...           6,533         37,826
Speedway Motorsports, Inc.
  (a).......................           1,775         34,577
Vail Resorts, Inc. (a)(b)...           3,768        131,692
Wendy's/Arby's Group, Inc.
  (a).......................          54,427        286,286
                                               ------------
                                                  1,588,623
                                               ------------
HOUSEHOLD DURABLES -- 2.7%
American Greetings Corp.
  (Class A) (a).............           5,718         87,428
Beazer Homes USA, Inc.
  (a)(b)....................           4,989         29,834
Blyth, Inc. (a).............           3,531         40,042
Brookfield Homes Corp. .....           1,078         15,480
Centex Corp. (a)............          15,368        248,962
CSS Industries, Inc. (a)....           1,128         29,035
Ethan Allen Interiors, Inc.
  (a).......................           3,475         97,369
Furniture Brands
  International, Inc. (a)...           4,561         47,982
Helen of Troy, Ltd. (a)(b)..           3,643         82,951
Hovnanian Enterprises, Inc.
  (a)(b)....................           7,545         60,285
KB HOME (a).................           8,475        166,788
La-Z-Boy, Inc. (a)..........           6,624         61,736
Lennar Corp. (Class A) (a)..          17,292        262,665
M.D.C. Holdings, Inc. (a)...           4,441        162,496
M/I Homes, Inc. (a).........           1,528         34,808
Meritage Homes Corp.
  (a)(b)....................           3,600         88,920
National Presto Industries,
  Inc. (a)..................             538         40,081

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Russ Berrie & Co., Inc.
  (a)(b)....................           1,529   $     11,727
Ryland Group, Inc. (a)......           5,459        144,773
Sealy Corp. (a).............           5,603         36,195
Skyline Corp. (a)...........             921         24,342
Snap-on, Inc. (a)...........           7,161        377,098
Standard Pacific Corp.
  (a)(b)....................          15,534         76,272
Tupperware Brands Corp.
  (a).......................           7,825        216,205
                                               ------------
                                                  2,443,474
                                               ------------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co.
  (Class A) (a)(b)..........           8,454         50,301
WD-40 Co. (a)...............           2,034         73,082
                                               ------------
                                                    123,383
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. (a).....           7,579        227,143
Icahn Enterprises LP........             748         32,201
Otter Tail Corp. (a)........           3,870        118,925
Standex International Corp.
  (a).......................           1,546         42,902
Tredegar Corp. (a)..........           3,147         55,985
                                               ------------
                                                    477,156
                                               ------------
INSURANCE -- 9.3%
Alleghany Corp. (a)(b)......             759        277,035
Allied World Assurance
  Holdings, Ltd. ...........           4,329        153,766
AMBAC Financial Group, Inc.
  (a).......................          36,478         84,994
American Equity Investment
  Life Holding Co. (a)......           6,416         48,120
American Financial Group,
  Inc. .....................           9,405        277,447
American National Insurance
  Co. ......................           1,928        166,444
American Physicians Capital,
  Inc. (a)..................           1,149         48,637
Amtrust Financial Services,
  Inc. (a)..................           5,158         70,097
Argo Group International
  Holdings, Ltd. (b)........           3,771        138,961
Arthur J. Gallagher & Co.
  (a).......................          11,465        294,192
Aspen Insurance Holdings,
  Ltd. (a)..................           8,710        239,525
Assured Guaranty, Ltd. (a)..           7,733        125,739
Baldwin & Lyons, Inc. (Class
  B) (a)....................           1,229         29,459
Castlepoint Holdings, Ltd.
  (a).......................           4,255         47,358
CNA Surety Corp. (a)(b).....           2,038         34,035
Conseco, Inc. (b)...........          23,433         82,484
Delphi Financial Group (a)..           5,038        141,266
Employers Holdings, Inc.
  (a).......................           6,379        110,867
Endurance Specialty
  Holdings, Ltd. (a)........           6,620        204,690
Enstar Group, Ltd. (a)(b)...             880         85,677
Erie Indemnity Co. (Class A)
  (a).......................           4,074        172,208
FBL Financial Group, Inc.
  (Class A) (a).............           1,698         47,357
First American Corp. (a)....          10,242        302,139
Flagstone Reinsurance
  Holdings, Ltd. (a)........           5,530         56,793
FPIC Insurance Group, Inc.
  (b).......................             964         49,540
Greenlight Capital Re, Ltd.
  (a)(b)....................           3,754         86,304
Harleysville Group, Inc.
  (a).......................           1,736         65,621
HCC Insurance Holdings,
  Inc. .....................          14,311        386,397
Hilb Rogal and Hobbs Co.
  (a).......................           4,649        217,294
Hilltop Holdings, Inc.
  (a)(b)....................           6,080         62,746
Horace Mann Educators Corp.
  (a).......................           4,779         61,506
Infinity Property & Casualty
  Corp. (a).................           2,077         85,572
IPC Holdings, Ltd. (a)......           6,248        188,752
Kansas City Life Insurance
  Co. (a)...................             511         23,506
LandAmerica Financial Group,
  Inc. (a)..................           1,554         37,684
Max Re Capital, Ltd. (a)....           5,955        138,335
MBIA, Inc. (a)..............          29,006        345,171
Mercury General Corp. (a)...           3,316        181,551
Montpelier Re Holdings, Ltd.
  (a).......................          10,507        173,471
National Financial Partners
  Corp. (a).................           4,920         73,800
National Interstate Corp. ..             646         15,523
National Western Life
  Insurance Co. (Class A)
  (a).......................             293         70,927
Navigators Group, Inc. (b)..           1,685         97,730
Odyssey Re Holdings Corp.
  (a).......................           3,233        141,605
OneBeacon Insurance Group,
  Ltd. (a)..................           2,986         63,154
Platinum Underwriters
  Holdings, Ltd. (a)........           6,053        214,760
Presidential Life Corp.
  (a).......................           2,728         43,075
ProAssurance Corp. (a)(b)...           3,705        207,480
Reinsurance Group of
  America, Inc. (a).........           7,753        418,662
RLI Corp. (a)...............           2,443        151,686
Safety Insurance Group, Inc.
  (a).......................           2,104         79,805
Selective Insurance Group,
  Inc. (a)..................           6,796        155,764
StanCorp Financial Group,
  Inc. (a)..................           6,103        317,356
State Auto Financial Corp.
  (a).......................           1,839         53,460
Stewart Information Services
  Corp. (a).................           2,205         65,599
The Hanover Insurance Group,
  Inc. .....................           6,455        293,832
The Phoenix Cos., Inc. (a)..          13,719        126,764
United America Indemnity,
  Ltd. (a)(b)...............           2,057         29,271
United Fire & Casualty Co.
  (a).......................           2,757         78,823
Unitrin, Inc. ..............           5,658        141,111
Validus Holdings, Ltd. (a)..           4,116         95,697
Wesco Financial Corp. (a)...             181         64,617
Zenith National Insurance
  Corp. (a).................           4,736        173,527
                                               ------------
                                                  8,516,768
                                               ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. (a).....           9,686         91,145
                                               ------------
IT SERVICES -- 0.6%
BearingPoint, Inc. (a)(b)...          26,409         13,733
Convergys Corp. (a)(b)......          14,759        218,138
CSG Systems International,
  Inc. (a)(b)...............           4,351         76,273
infoUSA, Inc. (a)...........           4,268         28,211
MAXIMUS, Inc. ..............           2,356         86,795
MoneyGram International,
  Inc. .....................           9,148         12,990
Unisys Corp. (a)(b).........          40,489        111,345
                                               ------------
                                                    547,485
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Brunswick Corp. (a).........          10,866        138,976
Callaway Golf Co. (a).......           8,380        117,907
JAKKS Pacific, Inc. (a)(b)..           3,320         82,701
Polaris Industries, Inc.
  (a).......................           4,014        182,597
RC2 Corp. (a)(b)............           2,226         44,520
                                               ------------
                                                    566,701
                                               ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
AMAG Pharmaceuticals, Inc.
  (a)(b)....................           2,134   $     82,650
Cambrex Corp. (a)(b)........           3,674         22,595
Varian, Inc. (a)(b).........           3,766        161,561
                                               ------------
                                                    266,806
                                               ------------
MACHINERY -- 3.5%
Albany International Corp.
  (Class A) (a).............           3,211         87,757
Ampco-Pittsburgh Corp. (a)..             966         25,019
Astec Industries, Inc.
  (a)(b)....................           2,134         65,791
Barnes Group, Inc. (a)......           5,426        109,714
Blount International, Inc.
  (b).......................           4,598         51,176
Briggs & Stratton Corp.
  (a).......................           6,251        101,141
Cascade Corp. (a)...........           1,339         58,662
CIRCOR International, Inc.
  (a).......................           2,136         92,766
Colfax Corp. (a)(b).........           2,458         41,073
Crane Co. (a)...............           6,657        197,779
EnPro Industries, Inc.
  (a)(b)....................           2,547         94,647
Federal Signal Corp. (a)....           6,115         83,775
Freightcar America, Inc.
  (a).......................           1,548         45,310
IDEX Corp. (a)..............          10,130        314,233
Kaydon Corp. (a)............           3,548        159,873
Kennametal, Inc. ...........           9,128        247,551
Mueller Industries, Inc.
  (a).......................           4,751        109,320
Mueller Water Products, Inc.
  (Class B).................          14,198         92,287
NACCO Industries, Inc. .....             678         64,085
Robbins & Myers, Inc. (a)...           3,476        107,513
Sauer-Danfoss, Inc. (a).....           1,430         35,307
Tecumseh Products Co. (Class
  A) (a)(b).................           1,991         49,855
Tennant Co. (a).............           1,964         67,287
The Greenbrier Cos., Inc.
  (a).......................           1,897         37,010
The Timken Co. .............           9,689        274,683
Trinity Industries, Inc.
  (a).......................          10,176        261,828
Valmont Industries, Inc.
  (a).......................           2,281        188,616
Watts Water Technologies,
  Inc. (a)..................           3,708        101,414
Xerium Technologies, Inc.
  (a).......................           2,754         17,736
                                               ------------
                                                  3,183,208
                                               ------------
MARINE -- 0.6%
Alexander & Baldwin, Inc.
  (a).......................           5,164        227,371
Eagle Bulk Shipping, Inc.
  (a).......................           6,012         83,807
Excel Maritime Carriers,
  Ltd. (a)..................           4,829         72,821
Genco Shipping & Trading,
  Ltd. (a)..................           3,948        131,232
                                               ------------
                                                    515,231
                                               ------------
MEDIA -- 1.6%
Belo Corp. .................          11,557         68,880
Citadel Broadcasting Corp.
  (a)(b)....................          22,675         17,687
Cox Radio, Inc. (Class A)
  (a)(b)....................           3,158         33,348
Cumulus Media, Inc. (a)(b)..           4,271         18,194
DreamWorks Animation SKG,
  Inc. (Class A) (b)........           7,665        241,064
Entercom Communications
  Corp. (a).................           2,754         13,825
Fisher Communications, Inc.
  (a)(b)....................             850         33,490
Harte-Hanks, Inc. (a).......           4,702         48,760
Hearst-Argyle Television,
  Inc. (a)..................           3,185         71,121
Idearc, Inc. (a)............          18,415         23,019
Journal Communications, Inc.
  (a).......................           4,804         23,444
Lee Enterprises, Inc. (a)...           5,309         18,581
Lin TV Corp. (Class A)
  (a)(b)....................           3,466         17,885
McClatchy Co. (Class A)
  (a).......................           7,006         30,826
Media General, Inc. (Class
  A) (a)....................           1,530         19,018
Meredith Corp. (a)..........           4,662        130,722
RCN Corp. (a)(b)............           4,809         58,958
Regal Entertainment Group
  (a).......................           9,705        153,145
Scholastic Corp. (a)........           4,201        107,882
Sinclair Broadcast Group,
  Inc. (a)..................           6,643         33,481
The New York Times Co.
  (Class A) (a).............          14,408        205,890
Valassis Communications,
  Inc. (a)(b)...............           5,674         49,137
World Wrestling
  Entertainment, Inc. (Class
  A) (a)....................           2,458         38,001
                                               ------------
                                                  1,456,358
                                               ------------
METALS & MINING -- 1.4%
AMCOL International Corp.
  (a).......................           3,279        102,501
Carpenter Technology Corp.
  (a).......................           6,121        157,004
Century Aluminum Co.
  (a)(b)....................           4,495        124,467
Commercial Metals Co. (a)...          14,230        240,345
Compass Minerals
  International, Inc. (a)...           3,989        208,984
Haynes International, Inc.
  (a)(b)....................           1,533         71,790
Horsehead Holding Corp.
  (a)(b)....................           4,320         25,488
Kaiser Aluminum Corp. (a)...           2,036         87,446
Olympic Steel, Inc. ........           1,174         34,621
RTI International Metals,
  Inc. (a)(b)...............           2,919         57,096
Schnitzer Steel Industries,
  Inc. (Class A) (a)........           2,614        102,573
Worthington Industries, Inc.
  (a).......................           8,126        121,402
                                               ------------
                                                  1,333,717
                                               ------------
MULTI-UTILITIES -- 1.3%
Avista Corp. (a)............           6,539        141,962
Black Hills Corp. (a).......           4,882        151,684
CH Energy Group, Inc. (a)...           2,041         88,926
NorthWestern Corp. (a)......           4,889        122,860
OGE Energy Corp. (a)........          11,447        353,483
PNM Resources, Inc. (a).....           9,678         99,103
Vectren Corp. (a)...........          10,048        279,837
                                               ------------
                                                  1,237,855
                                               ------------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)(b).......          10,100        281,083
Dillard's, Inc. (Class A)
  (a).......................           7,780         91,804
Saks, Inc. (a)(b)...........          15,969        147,713
Tuesday Morning Corp.
  (a)(b)....................           3,846         15,884
                                               ------------
                                                    536,484
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
Alliance Resource Partners
  LP (a)....................           2,599         81,920
Atlas Pipeline Partners LP..           5,038        128,419
BP Prudhoe Bay Royalty Trust
  (a).......................           2,632        244,697
Buckeye GP Holdings LP (a)..           1,396         21,750
Buckeye Partners LP (a).....           6,010        222,911
Calumet Specialty Products
  Partners LP (a)...........           1,822         22,502
Capital Product Partners
  LP........................           1,464         15,928
Clayton Williams Energy,
  Inc. (a)(b)...............           1,176         82,943
Contango Oil & Gas Co.
  (a)(b)....................           1,708         92,198
Copano Energy LLC...........           5,234        128,024
Crosstex Energy LP (a)......           5,033         91,903

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
DCP Midstream Partners LP...           3,131   $     52,977
DHT Maritime, Inc. (a)......           4,878         32,780
Dorchester Minerals LP......           3,373         77,916
Enbridge Energy Management
  LLC (a)(b)................               1             55
Encore Acquisition Co.
  (a)(b)....................           6,294        262,963
Encore Energy Partners LP
  (a).......................           3,418         74,581
EV Energy Partner LP (a)....           1,453         27,607
General Maritime Corp. (a)..           3,305         64,381
Harvest Natural Resources,
  Inc. (a)(b)...............           4,451         45,044
Hiland Partners LP (a)......             578         20,981
Holly Energy Partners LP....             965         28,989
Hugoton Royalty Trust (a)...           5,128        137,636
Inergy Holdings LP (a)......           1,474         37,469
Inergy LP...................           5,695        123,183
James River Coal Co.
  (a)(b)....................           3,096         68,081
K-Sea Transportation
  Partners LP (a)...........           1,518         30,527
Linn Energy LLC (a).........          13,584        207,835
Magellan Midstream Partners
  LP (a)....................           8,224        266,458
Markwest Energy Partners
  LP........................           6,190        156,483
Martin Midstream Partners
  LP........................           1,139         22,996
Natural Resource Partners
  LP........................           4,092        103,650
NuStar Energy LP (a)........           5,400        229,338
NuStar GP Holdings LLC......           4,168         72,940
OSG America LP..............             758          6,633
Overseas Shipholding Group,
  Inc. (a)..................           3,027        176,504
Penn Virginia Resource
  Partners LP...............           3,965         65,383
Pioneer Southwest Energy
  Partners, L.P. (a)........             968         16,078
Ship Finance International,
  Ltd. (a)..................           5,125        110,495
Southern Union Co. (a)......          12,976        267,954
Stone Energy Corp. (a)(b)...           4,253        180,030
Sunoco Logistics Partners LP
  (a).......................           2,080         92,040
Swift Energy Co. (a)(b).....           3,918        151,587
TC Pipelines LP (a).........           2,045         63,272
Teekay LNG Partners LP......           2,225         34,933
TEPPCO Partners LP (a)......           9,574        250,169
Tesoro Corp. (a)............          17,072        281,517
USEC, Inc. (a)(b)...........          14,053         76,027
W&T Offshore, Inc. (a)......           3,312         90,385
Williams Partners LP........           5,128        132,559
                                               ------------
                                                  5,273,631
                                               ------------
PAPER & FOREST PRODUCTS -- 0.5%
AbitibiBowater, Inc.
  (a)(b)....................           6,698         25,921
Buckeye Technologies, Inc.
  (a)(b)....................           4,920         40,295
Deltic Timber Corp. (a).....           1,380         87,823
Glatfelter (a)..............           5,742         77,747
Louisiana-Pacific Corp.
  (a).......................          13,277        123,476
Neenah Paper, Inc. (a)......           1,838         36,392
Schweitzer-Mauduit
  International, Inc. (a)...           2,041         38,759
Verso Paper Corp. (a).......           1,654          4,367
Wausau-Mosinee Paper Corp.
  (a).......................           6,469         65,531
                                               ------------
                                                    500,311
                                               ------------
PERSONAL PRODUCTS -- 0.5%
Alberto-Culver Co. .........          11,322        308,411
Nu Skin Enterprises, Inc.
  (Class A) (a).............           6,650        107,863
                                               ------------
                                                    416,274
                                               ------------
PHARMACEUTICALS -- 1.0%
KV Pharmaceutical Co. (Class
  A) (a)(b).................           4,787        108,713
Par Pharmaceutical Cos.,
  Inc. (a)(b)...............           4,170         51,249
Perrigo Co. (a).............           9,712        373,524
Watson Pharmaceuticals, Inc.
  (b).......................          13,185        375,772
                                               ------------
                                                    909,258
                                               ------------
PROFESSIONAL SERVICES -- 0.7%
CDI Corp. (a)...............           1,844         41,177
Duff & Phelps Corp. (Class
  A) (a)(b).................           1,510         31,755
Heidrick & Struggles
  International, Inc. (a)...           2,263         68,230
Kelly Services, Inc. (Class
  A) (a)....................           3,404         64,846
MPS Group, Inc. (b).........          11,879        119,740
School Specialty, Inc.
  (a)(b)....................           1,962         61,195
Volt Information Sciences,
  Inc. (a)(b)...............           1,890         16,972
Watson Wyatt Worldwide, Inc.
  (Class A) (a).............           5,318        264,464
                                               ------------
                                                    668,379
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.8%
Acadia Realty Trust (a).....           3,874         97,935
Alexandria Real Estate
  Equities, Inc. (a)........           4,004        450,450
American Campus Communities,
  Inc. (a)..................           5,234        177,328
Anthracite Capital, Inc.
  (a).......................           8,131         43,582
Anworth Mortgage Asset
  Corp. ....................          10,046         59,472
Arbor Realty Trust, Inc.
  (a).......................           2,569         25,690
Ashford Hospitality Trust,
  Inc. (a)..................          15,552         62,986
Brandywine Realty Trust.....          11,276        180,754
BRE Properties, Inc. (a)....           6,362        311,738
Capital Lease Funding, Inc.
  (a).......................           5,614         44,519
Capital Trust, Inc. (Class
  A) (a)....................           2,108         32,674
Capstead Mortgage Corp. ....           6,715         73,529
CBL & Associates Properties,
  Inc. (a)..................           8,361        167,889
Chimera Investment Corp.
  (a).......................           4,982         30,938
Colonial Properties Trust
  (a).......................           5,281         98,702
Cousins Properties, Inc.
  (a).......................           5,089        128,395
DCT Industrial Trust, Inc.
  (a).......................          21,789        163,200
DiamondRock Hospitality Co.
  (a).......................          11,323        103,039
Douglas Emmett, Inc. (a)....          13,769        317,651
DuPont Fabros Technology,
  Inc. (a)..................           4,278         65,240
EastGroup Properties, Inc.
  (a).......................           3,190        154,843
Education Realty Trust, Inc.
  (a).......................           3,595         39,833
Entertainment Properties
  Trust (a).................           3,946        215,925
Equity One, Inc. (a)........           3,994         81,837
Essex Property Trust, Inc.
  (a).......................           3,141        371,675
Extra Space Storage, Inc.
  (a).......................          10,124        155,505
FelCor Lodging Trust, Inc.
  (a).......................           7,935         56,815
First Industrial Realty
  Trust, Inc. (a)...........           5,608        160,837
First Potomac Realty Trust..           2,992         51,432
Franklin Street Properties
  Corp. (a).................           8,136        105,768
Friedman, Billings, Ramsey
  Group, Inc. (a)(b)........          17,801         35,602
Getty Realty Corp. (a)......           2,164         47,976
Glimcher Realty Trust (a)...           4,791         50,018
Gramercy Capital Corp. (a)..           4,903         12,699
Hatteras Financial Corp.
  (a).......................           1,264         29,325

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Healthcare Realty Trust,
  Inc. (a)..................           6,483   $    188,979
Highwoods Properties, Inc.
  (a).......................           7,057        250,947
Home Properties, Inc. (a)...           4,014        232,611
Hospitality Properties Trust
  (a).......................          11,636        238,771
HRPT Properties Trust (a)...          28,037        193,175
Inland Real Estate Corp.
  (a).......................           7,502        117,706
Investors Real Estate Trust
  (a).......................           7,057         78,968
iStar Financial, Inc. (a)...          16,450         42,770
JER Investors Trust, Inc.
  (a).......................           3,088         14,884
Kilroy Realty Corp. (a).....           4,146        198,137
Kite Realty Group Trust
  (a).......................           3,655         40,205
LaSalle Hotel Properties
  (a).......................           4,947        115,364
Lexington Realty Trust (a)..           7,909        136,193
LTC Properties, Inc. (a)....           2,653         77,786
Maguire Properties, Inc.
  (a).......................           4,390         26,164
Medical Properties Trust,
  Inc. (a)..................           8,181         92,854
MFA Mortgage Investments,
  Inc. (a)..................          24,254        157,651
Mid-America Apartment
  Communities, Inc. (a).....           3,407        167,420
National Health Investors,
  Inc. (a)..................           3,178        108,624
National Retail Properties,
  Inc. (a)..................           9,073        217,298
Nationwide Health
  Properties, Inc. .........          11,995        431,580
Newcastle Investment Corp.
  (a).......................           6,672         42,367
NorthStar Realty Finance
  Corp. (a).................           7,326         56,777
Omega Healthcare Investors,
  Inc. (a)..................           8,615        169,371
Parkway Properties, Inc.
  (a).......................           1,958         74,130
Pennsylvania Real Estate
  Investment Trust (a)......           4,994         94,137
Post Properties, Inc. (a)...           5,514        154,227
Potlatch Corp. (a)..........           4,951        229,677
PS Business Parks, Inc.
  (a).......................           1,907        109,843
RAIT Investment Trust (a)...           7,732         42,449
Ramco-Gershenson Properties
  Trust (a).................           2,345         52,575
Realty Income Corp. (a).....          12,622        323,123
Redwood Trust, Inc. (a).....           3,432         74,577
Saul Centers, Inc. .........           1,758         88,849
Senior Housing Properties
  Trust (a).................          13,911        331,499
Sovran Self Storage, Inc.
  (a).......................           2,816        125,847
Strategic Hotels & Resorts,
  Inc. (a)..................           9,454         71,378
Sun Communities, Inc. (a)...           2,100         41,601
Sunstone Hotel Investors,
  Inc. (a)..................           6,559         88,547
U-Store-It Trust (a)........           6,026         73,939
Universal Health Realty
  Income Trust..............           1,428         55,549
Urstadt Biddle Properties
  (Class A) (a).............           2,353         44,119
Urstadt Biddle Properties...             328          5,533
Washington Real Estate
  Investment Trust (a)......           6,274        229,817
                                               ------------
                                                  9,913,819
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-- 0.8%
Avatar Holdings, Inc.
  (a)(b)....................             734         24,222
Forestar Real Estate Group,
  Inc. (a)(b)...............           4,120         60,770
Jones Lang LaSalle, Inc.
  (a).......................           3,948        171,659
Meruelo Maddux Properties,
  Inc. (a)(b)...............             314            383
The St. Joe Co. (b).........          11,420        446,408
                                               ------------
                                                    703,442
                                               ------------
ROAD & RAIL -- 0.7%
Amerco, Inc. (a)(b).........             720         30,189
Arkansas Best Corp. (a).....           2,855         96,185
Avis Budget Group, Inc.
  (a)(b)....................          13,209         75,820
Con-way, Inc. (a)...........           5,726        252,574
Werner Enterprises, Inc.
  (a).......................           6,545        142,092
YRC Worldwide, Inc. (a)(b)..           7,357         87,990
                                               ------------
                                                    684,850
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.5%
Actel Corp. (a)(b)..........           3,310         41,309
Cohu, Inc. (a)..............           2,570         40,657
DSP Group, Inc. (a)(b)......           2,790         21,343
Entegris, Inc. (a)(b).......          14,734         71,313
Exar Corp. (a)(b)...........           4,208         32,233
Fairchild Semiconductor
  International, Inc. (b)...          15,812        140,569
Lattice Semiconductor Corp.
  (b).......................          13,600         28,016
Standard Microsystems Corp.
  (a)(b)....................           2,766         69,095
Veeco Instruments, Inc.
  (a)(b)....................           3,709         54,930
                                               ------------
                                                    499,465
                                               ------------
SOFTWARE -- 1.1%
Compuware Corp. (a)(b)......          31,880        308,917
Novell, Inc. (a)(b).........          43,428        223,220
Renaissance Learning, Inc.
  (a).......................             758          9,846
Sybase, Inc. (a)(b).........           9,821        300,719
Take-Two Interactive
  Software, Inc. ...........           9,182        150,585
                                               ------------
                                                    993,287
                                               ------------
SPECIALTY RETAIL -- 2.6%
Asbury Automotive Group,
  Inc. (a)..................           4,041         46,552
AutoNation, Inc. (a)(b).....          13,770        154,775
Barnes & Noble, Inc. (a)....           4,735        123,489
Blockbuster, Inc. (Class A)
  (a)(b)....................          22,425         45,971
Borders Group, Inc. (a).....           6,031         39,563
Brown Shoe Co., Inc. (a)....           5,216         85,438
Charlotte Russe Holding,
  Inc. (a)(b)...............           2,464         25,256
Circuit City Stores, Inc.
  (a).......................          17,813         13,538
Collective Brands, Inc.
  (a)(b)....................           7,893        144,521
Foot Locker, Inc. (a).......          19,502        315,152
Genesco, Inc. (b)...........           2,350         78,678
Group 1 Automotive, Inc.
  (a).......................           2,884         62,669
Jo-Ann Stores, Inc. (a)(b)..           3,168         66,465
OfficeMax, Inc. (a).........           9,648         85,771
Penske Automotive Group,
  Inc. (a)..................           5,231         60,000
Pier 1 Imports, Inc.
  (a)(b)....................          10,230         42,250
RadioShack Corp. (a)........          16,296        281,595
Rent-A-Center, Inc. (a)(b)..           8,509        189,580
Sally Beauty Holdings, Inc.
  (a)(b)....................          10,726         92,244
Sonic Automotive, Inc.
  (Class A) (a).............           3,615         30,583
Stage Stores, Inc. (a)......           4,789         65,418
Stein Mart, Inc. (a)........           2,806         10,971
Talbots, Inc. (a)...........           2,901         38,003
The Buckle, Inc. (a)........           1,967        109,247
The Cato Corp. (Class A)
  (a).......................           3,496         61,355
The Pep Boys -- Manny, Moe &
  Jack (a)..................           4,995         30,869
Zale Corp. (a)(b)...........           4,340        108,500
                                               ------------
                                                  2,408,453
                                               ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
Columbia Sportswear Co.
  (a).......................           1,823   $     76,493
Hanesbrands, Inc. (a)(b)....          11,638        253,126
Jones Apparel Group, Inc.
  (a).......................          10,412        192,726
Kenneth Cole Productions,
  Inc. (Class A) (a)........           1,028         15,112
Liz Claiborne, Inc. (a).....          11,968        196,634
Movado Group, Inc. (a)......           2,363         52,813
Oxford Industries, Inc.
  (a).......................           1,773         45,797
Phillips-Van Heusen Corp.
  (a).......................           6,514        246,946
Skechers USA, Inc. (a)(b)...           4,135         69,592
The Timberland Co. (Class A)
  (b).......................           5,980        103,873
UniFirst Corp. (a)..........           1,773         76,398
Wolverine World Wide, Inc.
  (a).......................           6,100        161,406
                                               ------------
                                                  1,490,916
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 2.4%
Anchor Bancorp Wisconsin,
  Inc. (a)..................           2,396         17,611
Astoria Financial Corp.
  (a).......................          10,849        224,900
Bank Mutual Corp. (a).......           5,988         67,964
Brookline Bancorp, Inc.
  (a).......................           7,361         94,147
Capitol Federal Financial
  (a).......................           2,652        117,563
Centerline Holding Co. (a)..           6,647         13,228
Clifton Savings Bancorp,
  Inc. (a)..................           1,391         16,678
Corus Bankshares, Inc. (a)..           3,274         13,260
Dime Community Bancshares
  (a).......................           3,939         59,952
Doral Financial Corp.
  (a)(b)....................             556          6,071
Fannie Mae..................         118,872        181,874
First Financial Holdings,
  Inc. (a)..................           1,528         40,003
First Niagara Financial
  Group, Inc. (a)...........          13,861        218,311
First Place Financial Corp.
  (a).......................           2,015         25,893
FirstFed Financial Corp.
  (a)(b)....................              55            431
Flagstar Bancorp, Inc. (a)..           7,294         21,736
Flushing Financial Corp.
  (a).......................           2,439         42,682
Freddie Mac (a).............          80,966        138,452
Guaranty Financial Group,
  Inc. (a)(b)...............           4,180         16,511
Kearny Financial Corp. (a)..           2,745         33,599
MGIC Investment Corp. (a)...          15,520        109,106
Northwest Bancorp, Inc.
  (a).......................           2,541         69,979
Provident Financial
  Services, Inc. (a)........           7,161        118,228
Provident New York Bancorp
  (a).......................           4,816         63,667
Radian Group, Inc. (a)......          10,180         51,307
Roma Financial Corp. (a)....           1,027         15,148
The PMI Group, Inc. (a).....          10,281         30,329
TrustCo Bank Corp. NY (a)...           9,437        110,507
Washington Federal, Inc.
  (a).......................          10,782        198,928
WSFS Financial Corp. (a)....             786         47,160
                                               ------------
                                                  2,165,225
                                               ------------
TOBACCO -- 0.3%
Alliance One International,
  Inc. (a)(b)...............          10,714         40,713
Universal Corp. (a).........           3,173        155,763
Vector Group, Ltd. (a)......           4,281         75,602
                                               ------------
                                                    272,078
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. (a).........           5,531         54,812
Applied Industrial
  Technologies, Inc. (a)....           4,842        130,395
GATX Corp. (a)..............           5,255        207,940
Kaman Corp. (Class A) (a)...           3,140         89,427
Lawson Products, Inc. (a)...             550         15,208
Textainer Group Holdings,
  Ltd. (a)..................           2,259         34,314
United Rentals, Inc.
  (a)(b)....................           6,482         98,786
Watsco, Inc. (a)............           3,089        155,315
                                               ------------
                                                    786,197
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Macquarie Infrastructure Co.
  LLC (a)...................           5,728         75,667
                                               ------------
WATER UTILITIES -- 0.6%
American States Water Co.
  (a).......................           2,153         82,891
Aqua America, Inc. (a)......          16,625        295,592
California Water Service
  Group (a).................           2,500         96,250
SJW Corp. (a)...............           1,628         48,791
                                               ------------
                                                    523,524
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0% (C)
TerreStar Corp. (a)(b)......          11,042         11,042
USA Mobility, Inc. (a)(b)...           2,953         32,483
                                               ------------
                                                     43,525
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $112,144,382).......                     91,683,034
                                               ------------
SHORT TERM INVESTMENTS -- 28.6%
MONEY MARKET FUNDS -- 28.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........      26,316,817     26,316,817
STIC Prime Portfolio........             100            100
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $26,316,917)........                     26,316,917
                                               ------------
TOTAL INVESTMENTS -- 128.2%
  (Cost $138,461,299).......                    117,999,951
OTHER ASSETS AND
  LIABILITIES -- (28.2)%....                    (25,971,329)
                                               ------------
NET ASSETS -- 100.0%........                   $ 92,028,622
                                               ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
AUSTRALIA -- 1.4%
BHP Billiton Ltd. ADR (a)...          34,138   $  1,774,835
                                               ------------
BRAZIL -- 0.9%
Petroleo Brasileiro SA ADR..          31,795      1,189,769
                                               ------------
FINLAND -- 1.2%
Nokia Oyj ADR (a)...........          78,397      1,462,104
                                               ------------
FRANCE -- 3.4%
BNP Paribas SA..............          17,497      1,624,059
Total SA ADR................          42,969      2,607,359
                                               ------------
                                                  4,231,418
                                               ------------
GERMANY -- 3.8%
Allianz SE ADR..............          93,376      1,280,185
E.ON AG.....................          37,917      1,894,995
Siemens AG ADR..............          16,489      1,548,152
                                               ------------
                                                  4,723,332
                                               ------------
ITALY -- 1.1%
Eni SpA ADR.................          25,011      1,324,332
                                               ------------
JAPAN -- 3.6%
Mitsubishi UFJ Financial
  Group, Inc. ADR...........         223,558      1,953,897
Toyota Motor Corp. ADR......          30,323      2,601,713
                                               ------------
                                                  4,555,610
                                               ------------
NETHERLANDS -- 0.7%
ING Groep N.V. ADR..........          41,948        897,687
                                               ------------
NETHERLANDS ANTILLES -- 1.5%
Schlumberger, Ltd. (a)......          24,261      1,894,542
                                               ------------
SOUTH KOREA -- 0.9%
Samsung Electronics Co.,
  Ltd. GDR*.................           5,072      1,136,128
                                               ------------
SPAIN -- 3.1%
Banco Santander SA, ADR.....         127,276      1,911,685
Telefonica SA ADR...........          27,904      1,994,857
                                               ------------
                                                  3,906,542
                                               ------------
SWITZERLAND -- 6.5%
Nestle SA...................          77,997      3,352,915
Novartis AG ADR (a).........          49,830      2,633,017
Roche Holding AG............          14,302      2,225,818
                                               ------------
                                                  8,211,750
                                               ------------
UNITED KINGDOM -- 13.2%
BP PLC ADR (a)..............          63,682      3,194,926
GlaxoSmithKline PLC ADR.....          58,170      2,528,068
HSBC Holdings PLC ADR (a)...          48,958      3,957,275
Rio Tinto PLC, ADR (a)......           5,407      1,349,047
Royal Bank of Scotland Group
  PLC ADR...................         341,907      1,094,101
Royal Dutch Shell PLC ADR...          36,095      2,129,966
Vodafone Group PLC ADR......         107,789      2,382,137
                                               ------------
                                                 16,635,520
                                               ------------
UNITED STATES -- 58.4%
Abbott Laboratories.........          31,306      1,802,600
Apple, Inc. (b).............          17,823      2,025,762
AT&T, Inc. .................         120,979      3,377,734
Bank of America Corp. ......          92,776      3,247,160
Chevron Corp. (a)...........          41,838      3,450,798
Cisco Systems, Inc. (b).....         121,361      2,737,904
Citigroup, Inc. ............         110,781      2,272,118
ConocoPhillips..............          28,632      2,097,294
Exxon Mobil Corp. (a).......         105,813      8,217,438
General Electric Co. .......         203,387      5,186,369
Hewlett-Packard Co. ........          50,185      2,320,555
Intel Corp. ................         114,431      2,143,293
International Business
  Machines Corp. ...........          27,588      3,226,693
Johnson & Johnson...........          56,908      3,942,586
JPMorgan Chase & Co. .......          70,303      3,283,150
Merck & Co., Inc. ..........          44,304      1,398,234
Microsoft Corp. (a).........         165,377      4,413,912
PepsiCo, Inc. ..............          31,864      2,270,947
Pfizer, Inc. ...............         137,226      2,530,448
Philip Morris International,
  Inc. .....................          42,714      2,054,543
Procter & Gamble Co. .......          61,099      4,257,989
The Coca-Cola Co. ..........          43,332      2,291,396
Verizon Communications,
  Inc. .....................          58,203      1,867,734
Wal-Mart Stores, Inc. ......          49,670      2,974,737
                                               ------------
                                                 73,391,394
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $142,661,171).......                    125,334,963
                                               ------------
SHORT TERM INVESTMENTS -- 11.0%
MONEY MARKET FUNDS -- 11.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      13,311,894     13,311,894
STIC Prime Portfolio........         485,494        485,494
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $13,797,388)........                     13,797,388
                                               ------------
TOTAL INVESTMENTS -- 110.7%
  (Cost $156,458,559).......                    139,132,351
OTHER ASSET AND
  LIABILITIES-- (10.7)%.....                    (13,457,719)
                                               ------------
NET ASSETS -- 100.0%........                   $125,674,632
                                               ============




(a) Security or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.90% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

                                      PERCENT OF
INDUSTRY                              NET ASSETS
--------                              ----------
Oil, Gas & Consumable Fuels.........      19.3%
Pharmaceuticals.....................      13.5
Commercial Banks....................       8.3
Diversified Financial Services......       7.7
Computers & Peripherals.............       6.1
Diversified Telecommunication
  Services..........................       5.8
Industrial Conglomerates............       5.4
Beverages...........................       3.6
Software............................       3.5
Communications Equipment............       3.4
Household Products..................       3.4
Food Products.......................       2.6
Semiconductors & Semiconductor
  Equipment.........................       2.6
Metals & Mining.....................       2.5
Food & Staples Retailing............       2.4
Automobiles.........................       2.1
Wireless Telecommunication
  Services..........................       1.9
Tobacco.............................       1.6
Electric Utilities..................       1.5
Energy Equipment & Services.........       1.5
Insurance...........................       1.0
Short Term Investments..............      11.0
Other Assets & Liabilities..........     (10.7)
                                         -----
TOTAL...............................     100.0%
                                         =====



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.7%
DIVERSIFIED REIT'S -- 8.0%
Colonial Properties Trust
  (a)......................          247,411   $    4,624,111
Liberty Property Trust.....          545,518       20,538,753
PS Business Parks, Inc. ...           90,271        5,199,610
Vornado Realty Trust.......          846,599       76,998,179
Washington Real Estate
  Investment Trust (a).....          290,817       10,652,627
                                               --------------
                                                  118,013,280
                                               --------------
INDUSTRIAL REIT'S -- 8.0%
AMB Property Corp. ........          575,980       26,091,894
DCT Industrial Trust, Inc.
  (a)......................        1,010,204        7,566,428
DuPont Fabros Technology,
  Inc. ....................          208,624        3,181,516
EastGroup Properties,
  Inc. ....................          146,463        7,109,314
First Industrial Realty
  Trust, Inc. (a)..........          260,643        7,475,241
First Potomac Realty Trust
  (a)......................          143,638        2,469,137
ProLogis (a)...............        1,542,482       63,658,232
                                               --------------
                                                  117,551,762
                                               --------------
OFFICE REIT'S -- 16.8%
Alexandria Real Estate
  Equities, Inc. (a).......          187,525       21,096,562
BioMed Realty Trust,
  Inc. ....................          419,337       11,091,464
Boston Properties, Inc. ...          700,019       65,563,780
Brandywine Realty Trust....          521,396        8,357,978
Corporate Office Properties
  Trust (a)................          278,723       11,246,473
Cousins Properties, Inc.
  (a)......................          241,304        6,088,100
Digital Realty Trust, Inc.
  (a)......................          390,706       18,460,858
Douglas Emmett, Inc. ......          641,219       14,792,922
Duke Realty Corp. (a)......          856,684       21,057,293
Highwoods Properties,
  Inc. ....................          333,820       11,870,639
HRPT Properties Trust......        1,326,446        9,139,213
Kilroy Realty Corp. (a)....          192,554        9,202,156
Mack-Cali Realty Corp. ....          386,362       13,086,081
Maguire Properties, Inc.
  (a)......................          217,218        1,294,619
Parkway Properties, Inc. ..           89,841        3,401,380
SL Green Realty Corp. (a)..          342,726       22,208,645
                                               --------------
                                                  247,958,163
                                               --------------
RESIDENTIAL REIT'S -- 16.7%
American Campus
  Communities, Inc. (a)....          248,955        8,434,595
Apartment Investment &
  Management Co. (Class A)
  (a)......................          503,810       17,643,426
Associated Estates Realty
  Corp. ...................           91,197        1,188,297
Avalonbay Communities, Inc.
  (a)......................          452,114       44,497,060
BRE Properties, Inc. (a)...          300,859       14,742,091
Camden Property Trust (a)..          310,007       14,216,921
Education Realty Trust,
  Inc. ....................          157,910        1,749,643
Equity Lifestyle
  Properties, Inc. (a).....          133,548        7,082,051
Equity Residential.........        1,594,925       70,830,619
Essex Property Trust, Inc.
  (a)......................          150,117       17,763,345
Home Properties, Inc. (a)..          187,570       10,869,682
Mid-America Apartment
  Communities, Inc. .......          161,760        7,948,886
Post Properties, Inc. (a)..          259,554        7,259,725
Sun Communities, Inc. (a)..           98,730        1,955,841
UDR, Inc. .................          757,117       19,798,610
                                               --------------
                                                  245,980,792
                                               --------------
RETAIL REIT'S -- 26.5%
Acadia Realty Trust (a)....          177,652        4,491,043
Alexander's, Inc. (a)(b)...           15,247        6,098,800
CBL & Associates
  Properties, Inc. (a).....          390,081        7,832,826
Cedar Shopping Centers,
  Inc. ....................          259,906        3,435,957
Developers Diversified
  Realty Corp. (a).........          702,771       22,270,813
Equity One, Inc. (a).......          192,809        3,950,656
Federal Realty Investment
  Trust (a)................          345,672       29,589,523
General Growth Properties,
  Inc. (a).................        1,479,650       22,342,715
Glimcher Realty Trust (a)..          221,262        2,309,975
Inland Real Estate Corp.
  (a)......................          350,626        5,501,322
Kimco Realty Corp. ........        1,290,775       47,681,229
Kite Realty Group Trust
  (a)......................          169,643        1,866,073
Pennsylvania Real Estate
  Investment Trust (a).....          234,025        4,411,371
Ramco-Gershenson Properties
  Trust....................          108,498        2,432,525
Regency Centers Corp. .....          407,271       27,160,903
Saul Centers, Inc. ........           83,399        4,214,985
Simon Property Group,
  Inc. ....................        1,314,393      127,496,121
Tanger Factory Outlet
  Centers, Inc. (a)........          186,031        8,146,298
Taubman Centers, Inc. (a)..          309,523       15,476,150
The Macerich Co. (a).......          439,744       27,989,706
Weingarten Realty Investors
  (a)......................          457,503       16,319,132
                                               --------------
                                                  391,018,123
                                               --------------
SPECIALIZED REIT'S -- 23.7%
Ashford Hospitality Trust,
  Inc. (a).................          702,700        2,845,935
DiamondRock Hospitality
  Co. .....................          542,360        4,935,476
Extra Space Storage,
  Inc. ....................          482,084        7,404,810
FelCor Lodging Trust,
  Inc. ....................          369,565        2,646,085
HCP, Inc. (a)..............        1,469,169       58,957,752
Health Care REIT, Inc.
  (a)......................          598,569       31,861,828
Healthcare Realty Trust,
  Inc. (a).................          298,243        8,693,783
Hersha Hospitality Trust...          282,837        2,104,307
Hospitality Properties
  Trust....................          552,089       11,328,866
Host Hotels & Resorts, Inc.
  (a)......................        3,064,775       40,730,860
LaSalle Hotel Properties
  (a)......................          235,177        5,484,328
Nationwide Health
  Properties, Inc. ........          566,926       20,397,998
Public Storage.............          756,356       74,886,808
Senior Housing Properties
  Trust....................          658,615       15,694,795
Sovran Self Storage, Inc.
  (a)......................          128,607        5,747,447
Strategic Hotels & Resorts,
  Inc. (a).................          436,879        3,298,436
Sunstone Hotel Investors,
  Inc. ....................          296,303        4,000,091
U-Store-It Trust...........          277,343        3,402,999
Universal Health Realty
  Income Trust.............           64,480        2,508,272
Ventas, Inc. (a)...........          840,664       41,545,615
                                               --------------
                                                  348,476,491
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,639,957,202)....                     1,468,998,611
                                               --------------

SPDR DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 15.8%
MONEY MARKET FUNDS -- 15.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      213,450,183   $  213,450,183
STIC Prime Portfolio.......       19,925,100       19,925,100
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $233,375,283)......                       233,375,283
                                               --------------
TOTAL INVESTMENTS -- 115.5%
  (Cost $1,873,332,485)....                     1,702,373,894
OTHER ASSETS AND
  LIABILITIES -- (15.5)%...                      (228,175,777)
                                               --------------
NET ASSETS -- 100.0%.......                    $1,474,198,117
                                               ==============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW BANK ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.1%
ASSET MANAGEMENT & CUSTODY BANKS -- 9.5%
Northern Trust Corp. ......          490,523   $   35,415,761
State Street Corp. (a).....          593,240       33,743,491
The Bank of New York Mellon
  Corp. ...................        1,128,168       36,755,713
                                               --------------
                                                  105,914,965
                                               --------------
CONSUMER FINANCE -- 4.2%
Capital One Financial Corp.
  (b)......................          922,749       47,060,199
                                               --------------
DIVERSIFIED BANKS -- 16.2%
Comerica, Inc. (b).........        1,128,698       37,010,008
U.S. Bancorp (b)...........        1,249,167       44,994,995
Wells Fargo & Co. .........        2,661,129       99,872,171
                                               --------------
                                                  181,877,174
                                               --------------
DIVERSIFIED FINANCIAL SERVICES -- 30.8%
Bank of America Corp. .....        3,121,326      109,246,410
Citigroup, Inc. ...........        5,412,945      111,019,502
JPMorgan Chase & Co. ......        2,669,901      124,684,377
                                               --------------
                                                  344,950,289
                                               --------------
REGIONAL BANKS -- 34.7%
BB&T Corp. (b).............        1,271,057       48,045,955
Commerce Bancshares,
  Inc. ....................          260,700       12,096,480
Cullen/Frost Bankers,
  Inc. ....................          225,400       13,524,000
Fifth Third Bancorp (b)....        2,236,943       26,619,622
Huntington Bancshares, Inc.
  (b)......................        2,331,905       18,631,921
Keycorp....................        2,721,804       32,498,340
M&T Bank Corp. (b).........          617,764       55,135,437
Marshall & Ilsley Corp.
  (b)......................        1,214,722       24,476,648
National City Corp. (b)....        3,798,123        6,646,715
PNC Financial Services
  Group, Inc. .............          585,686       43,750,744
Regions Financial Corp.
  (b)......................        2,749,654       26,396,678
SunTrust Banks, Inc. (b)...        1,036,235       46,620,213
Zions Bancorp (b)..........          895,059       34,638,783
                                               --------------
                                                  389,081,536
                                               --------------
THRIFTS & MORTGAGE FINANCE -- 3.7%
People's United Financial,
  Inc. ....................        2,139,188       41,179,369
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,210,508,904)....                     1,110,063,532
                                               --------------
SHORT TERM INVESTMENTS -- 15.8%
MONEY MARKET FUNDS -- 15.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      160,063,330      160,063,330
STIC Prime Portfolio.......       17,192,443       17,192,443
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $177,255,773)......                       177,255,773
                                               --------------
TOTAL INVESTMENTS -- 114.9%
  (Cost $1,387,764,677)....                     1,287,319,305
OTHER ASSETS AND
  LIABILITIES -- (14.9)%...                      (167,155,116)
                                               --------------
NET ASSETS -- 100.0%.......                    $1,120,164,189
                                               ==============




(a) Affiliated issuer. (See accompanying notes.)
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.6%
ASSET MANAGEMENT & CUSTODY BANKS -- 25.0%
Franklin Resources, Inc. .....         32,413   $ 2,856,558
Janus Capital Group, Inc.
  (a).........................        133,445     3,240,044
Legg Mason, Inc. (a)..........         61,444     2,338,559
SEI Investments Co. (a).......        127,346     2,827,081
State Street Corp. (b)........         83,135     4,728,719
T. Rowe Price Group, Inc.
  (a).........................         53,544     2,875,848
                                                -----------
                                                 18,866,809
                                                -----------
INVESTMENT BANKING & BROKERAGE -- 54.5%
E*TRADE Financial Corp.
  (a)(c)......................        384,311     1,076,071
Investment Technology Group,
  Inc. (c)....................         74,002     2,251,881
Jefferies Group, Inc. (a).....        122,956     2,754,215
Knight Capital Group, Inc.
  (Class A)(c)................        166,484     2,473,952
Lazard, Ltd. .................         41,180     1,760,857
Merrill Lynch & Co., Inc. ....        338,966     8,575,840
Morgan Stanley................        187,594     4,314,662
optionsXpress Holdings, Inc.
  (a).........................         97,443     1,892,343
Raymond James Financial, Inc.
  (a).........................         98,991     3,264,723
Stifel Financial Corp.(c).....         12,376       617,562
TD Ameritrade Holding Corp.
  (c).........................        152,365     2,468,313
The Charles Schwab Corp. .....        127,322     3,310,372
The Goldman Sachs Group,
  Inc. .......................         49,268     6,306,304
                                                -----------
                                                 41,067,095
                                                -----------
SPECIALIZED FINANCE -- 20.1%
CME Group, Inc. (a)...........         15,410     5,724,969
Interactive Brokers Group,
  Inc. (Class A)(c)...........         34,500       764,865
Intercontinental Exchange,
  Inc. (c)....................         31,982     2,580,308
NYSE Euronext (a).............         77,609     3,040,720
The Nasdaq OMX Group, Inc.
  (a)(c)......................        100,561     3,074,150
                                                -----------
                                                 15,185,012
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $114,899,756).........                   75,118,916
                                                -----------
SHORT TERM INVESTMENTS -- 12.7%
MONEY MARKET FUNDS -- 12.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)............      8,930,814     8,930,814
STIC Prime Portfolio..........        620,116       620,116
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $9,550,930)...........                    9,550,930
                                                -----------
TOTAL INVESTMENTS -- 112.3%
  (Cost $124,450,686).........                   84,669,846
OTHER ASSETS AND
  LIABILITIES -- (12.3)%......                   (9,262,169)
                                                -----------
NET ASSETS -- 100.0%..........                  $75,407,677
                                                ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Affiliated issuer. (See accompanying notes.)
(c) Non-income producing security.
(d) Investments of cash collateral for securities loaned.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
ASSET MANAGEMENT & CUSTODY BANKS -- 2.8%
Ameriprise Financial, Inc. ...         57,484   $ 2,195,889
                                                -----------
INSURANCE BROKERS -- 8.0%
AON Corp. (a).................         68,754     3,091,180
Marsh & McLennan Cos., Inc. ..         96,950     3,079,132
                                                -----------
                                                  6,170,312
                                                -----------
LIFE & HEALTH INSURANCE -- 35.2%
AFLAC, Inc. ..................         93,212     5,476,205
Lincoln National Corp. (a)....         63,536     2,719,976
MetLife, Inc. (a).............        116,203     6,507,368
Principal Financial Group,
  Inc. (a)....................         75,655     3,290,236
Prudential Financial, Inc. ...         86,004     6,192,288
Unum Group....................        125,816     3,157,982
                                                -----------
                                                 27,344,055
                                                -----------
MULTI-LINE INSURANCE -- 8.7%
American International Group,
  Inc. (a)....................        335,804     1,118,227
Assurant, Inc. ...............         34,067     1,873,685
Genworth Financial, Inc.
  (Class A)...................        151,824     1,307,205
Hartford Financial Services
  Group, Inc. ................         60,695     2,487,888
                                                -----------
                                                  6,787,005
                                                -----------
PROPERTY & CASUALTY INSURANCE -- 39.5%
Axis Capital Holdings, Ltd. ..         76,607     2,429,208
Chubb Corp. ..................         64,356     3,533,144
Cincinnati Financial Corp.
  (a).........................         95,991     2,729,984
Fidelity National Financial,
  Inc. (a)....................        102,436     1,505,809
MBIA, Inc. (a)................        149,631     1,780,609
The Allstate Corp. ...........        154,105     7,107,322
The Progressive Corp. ........        187,212     3,257,489
The Travelers Cos., Inc. .....        149,678     6,765,446
XL Capital, Ltd. (Class A)
  (a).........................         84,186     1,510,297
                                                -----------
                                                 30,619,308
                                                -----------
REINSURANCE -- 3.9%
Everest Re Group, Ltd. .......         35,005     3,028,983
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 1.6%
MGIC Investment Corp. (a).....        175,467     1,233,532
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $82,811,997)..........                   77,379,084
                                                -----------
SHORT TERM INVESTMENTS -- 8.5%
MONEY MARKET FUNDS -- 8.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (b)(c)............      6,583,534     6,583,534
STIC Prime Portfolio..........            100           100
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $6,583,634)...........                    6,583,634
                                                -----------
TOTAL INVESTMENTS -- 108.2%
  (Cost $89,395,631)..........                   83,962,718
OTHER ASSETS AND
  LIABILITIES -- (8.2)%.......                   (6,370,648)
                                                -----------
NET ASSETS -- 100.0%..........                  $77,592,070
                                                ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Investments of cash collateral for securities loaned.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 18.4%
Alcatel-Lucent ADR (a)(b)...       1,105,263   $  4,244,210
Cisco Systems, Inc. (a).....         285,197      6,434,044
Juniper Networks, Inc.
  (a)(b)....................         235,047      4,952,440
Motorola, Inc. .............         500,443      3,573,163
QUALCOMM, Inc. .............         204,099      8,770,134
Research In Motion, Ltd.
  (a).......................          68,786      4,698,084
Telefonaktiebolaget LM
  Ericsson (Class B) ADR
  (b).......................         700,171      6,602,613
                                               ------------
                                                 39,274,688
                                               ------------
COMPUTERS & PERIPHERALS -- 20.0%
Apple, Inc. (a).............          42,026      4,776,675
Dell, Inc. (a)..............         327,843      5,402,853
EMC Corp. (a)(b)............         428,683      5,127,049
Hewlett-Packard Co. (b).....         156,739      7,247,611
International Business
  Machines Corp. ...........          73,490      8,595,390
NetApp, Inc. (a)(b).........         318,112      5,799,182
Sun Microsystems, Inc.
  (a)(b)....................         754,835      5,736,746
                                               ------------
                                                 42,685,506
                                               ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS-- 2.2%
Flextronics International,
  Ltd. (a)..................         670,768      4,749,037
                                               ------------
INTERNET & CATALOG RETAIL -- 3.1%
Amazon.com, Inc. (a)(b).....          89,391      6,504,089
                                               ------------
INTERNET SOFTWARE & SERVICES -- 7.5%
eBay, Inc. (a)..............         237,838      5,322,815
Google, Inc. (Class A) (a)..          11,720      4,694,094
Yahoo!, Inc. (a)............         339,780      5,878,194
                                               ------------
                                                 15,895,103
                                               ------------
IT SERVICES -- 10.3%
Accenture, Ltd. (Class A)...         214,647      8,156,586
Automatic Data Processing,
  Inc. (b)..................         181,386      7,754,251
Infosys Technologies, Ltd.
  ADR (b)...................         180,750      6,020,783
                                               ------------
                                                 21,931,620
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 15.4%
Analog Devices, Inc. (b)....         256,003      6,745,679
Applied Materials, Inc. ....         454,681      6,879,324
Broadcom Corp. (Class A)
  (a).......................         308,205      5,741,859
Intel Corp. (b).............         302,521      5,666,218
NVIDIA Corp. (a)(b).........         231,955      2,484,238
Texas Instruments, Inc. ....         241,287      5,187,671
                                               ------------
                                                 32,704,989
                                               ------------
SOFTWARE -- 23.0%
Adobe Systems, Inc. (a)(b)..         193,342      7,631,209
Electronic Arts, Inc. (a)...         138,439      5,120,858
Intuit, Inc. (a)............         257,395      8,136,256
Microsoft Corp. ............         226,198      6,037,225
Oracle Corp. (a)............         358,880      7,288,853
Salesforce.com, Inc.
  (a)(b)....................         127,962      6,193,361
SAP AG ADR..................         158,679      8,478,218
                                               ------------
                                                 48,885,980
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $274,519,313).......                    212,631,012
                                               ------------
SHORT TERM INVESTMENTS -- 15.7%
MONEY MARKET FUNDS -- 15.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      33,237,141     33,237,141
STIC Prime Portfolio........         307,110        307,110
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $33,544,251)........                     33,544,251
                                               ------------
TOTAL INVESTMENTS -- 115.6%
  (Cost $308,063,564).......                    246,175,263
OTHER ASSETS AND
  LIABILITIES -- (15.6)%....                    (33,294,864)
                                               ------------
NET ASSETS -- 100.0%........                   $212,880,399
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investment of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.6%
BEVERAGES -- 3.5%
Anheuser-Busch Cos., Inc. ..          46,744   $  3,032,751
PepsiCo, Inc. ..............          51,519      3,671,759
The Coca-Cola Co. ..........          59,802      3,162,330
                                               ------------
                                                  9,866,840
                                               ------------
CHEMICALS -- 5.3%
PPG Industries, Inc. .......          73,290      4,274,273
Rohm & Haas Co. ............          42,396      2,967,720
RPM International, Inc. ....         243,288      4,705,190
Valspar Corp. (a)...........         146,529      3,266,131
                                               ------------
                                                 15,213,314
                                               ------------
COMMERCIAL BANKS -- 31.6%
Associated Bancorp (a)......         557,132     11,114,783
BB&T Corp. (a)..............         262,436      9,920,081
Comerica, Inc. (a)..........         308,249     10,107,485
Fifth Third Bancorp (a).....         328,172      3,905,247
FirstMerit Corp. (a)........         355,481      7,465,101
Keycorp.....................         662,961      7,915,754
M&T Bank Corp. (a)..........          75,326      6,722,845
Regions Financial Corp.
  (a).......................         514,253      4,936,829
Synovus Financial Corp.
  (a).......................       1,010,521     10,458,892
U.S. Bancorp (a)............         229,361      8,261,583
Wilmington Trust Corp. (a)..         340,240      9,809,119
                                               ------------
                                                 90,617,719
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
Avery Dennison Corp. .......          99,176      4,411,348
Pitney Bowes, Inc. (a)......         164,441      5,469,308
                                               ------------
                                                  9,880,656
                                               ------------
COMPUTERS & PERIPHERALS -- 1.1%
Diebold, Inc. ..............          94,802      3,138,894
                                               ------------
CONTAINERS & PACKAGING -- 1.3%
Sonoco Products Co. ........         128,625      3,817,590
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
Bank of America Corp. ......         263,177      9,211,195
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
CenturyTel, Inc. (a)........         263,357      9,652,034
                                               ------------
ELECTRICAL EQUIPMENT -- 1.2%
Emerson Electric Co. .......          83,774      3,417,142
                                               ------------
GAS UTILITIES -- 7.3%
National Fuel Gas Co. (a)...          87,938      3,709,225
Northwest Natural Gas Co.
  (a).......................          92,129      4,790,708
Piedmont Natural Gas Co.,
  Inc. (a)..................         185,090      5,915,476
WGL Holdings, Inc. (a)......         195,552      6,345,663
                                               ------------
                                                 20,761,072
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
McDonald's Corp. ...........          56,549      3,489,073
                                               ------------
HOUSEHOLD DURABLES -- 3.3%
Leggett & Platt, Inc. (a)...         281,299      6,129,505
The Stanley Works...........          80,725      3,369,462
                                               ------------
                                                  9,498,967
                                               ------------
HOUSEHOLD PRODUCTS -- 3.5%
Kimberly-Clark Corp. .......          85,880      5,568,459
The Clorox Co. (a)..........          72,059      4,517,379
                                               ------------
                                                 10,085,838
                                               ------------
INDUSTRIAL CONGLOMERATES -- 2.8%
3M Co. .....................          57,207      3,907,810
General Electric Co. .......         165,954      4,231,827
                                               ------------
                                                  8,139,637
                                               ------------
INSURANCE -- 4.0%
Chubb Corp. ................          80,947      4,443,990
Cincinnati Financial Corp.
  (a).......................         241,091      6,856,628
                                               ------------
                                                 11,300,618
                                               ------------
IT SERVICES -- 1.2%
Automatic Data Processing,
  Inc. .....................          83,188      3,556,287
                                               ------------
MEDIA -- 3.1%
Gannett Co., Inc. (a).......         531,877      8,994,040
                                               ------------
MULTI-UTILITIES -- 9.8%
Black Hills Corp. (a).......         182,054      5,656,418
Consolidated Edison, Inc.
  (a).......................         195,445      8,396,317
Integrys Energy Group, Inc.
  (a).......................         142,850      7,133,929
Vectren Corp. ..............         249,259      6,941,863
                                               ------------
                                                 28,128,527
                                               ------------
PHARMACEUTICALS -- 6.6%
Abbott Laboratories.........          62,581      3,603,414
Eli Lilly & Co. ............         125,968      5,546,371
Johnson & Johnson...........          39,624      2,745,151
Pfizer, Inc. ...............         382,827      7,059,330
                                               ------------
                                                 18,954,266
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
V. F. Corp. ................          51,088      3,949,613
                                               ------------
WATER UTILITIES -- 1.3%
American States Water Co.
  (a).......................          97,749      3,763,337
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $309,003,913).......                    285,436,659
                                               ------------
SHORT TERM INVESTMENTS -- 22.5%
MONEY MARKET FUNDS -- 22.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (b)(c)..........      60,852,217     60,852,217
STIC Prime Portfolio........       3,812,136      3,812,136
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $64,664,353)........                     64,664,353
                                               ------------
TOTAL INVESTMENTS -- 122.1%
  (Cost $373,668,266).......                    350,101,012
OTHER ASSETS AND
  LIABILITIES -- (22.1)%....                    (63,389,130)
                                               ------------
NET ASSETS -- 100.0%........                   $286,711,882
                                               ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Investments of cash collateral for securities loaned.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES         VALUE
--------------------           -----------   -------------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals,
  Inc. (a)(b)...............       613,190   $  24,098,367
Alkermes, Inc. (b)..........     1,948,330      25,912,789
Amgen, Inc. (b).............       426,856      25,299,755
Amylin Pharmaceuticals, Inc.
  (a)(b)....................     1,192,427      24,110,874
Biogen Idec, Inc. (b).......       512,168      25,756,929
BioMarin Pharmaceutical,
  Inc. (a)(b)...............       885,276      23,450,961
Celgene Corp. (b)...........       376,712      23,838,335
Cephalon, Inc. (a)(b).......       335,267      25,979,840
Cepheid, Inc. (a)(b)........     1,597,029      22,086,911
Genentech, Inc. (b).........       277,480      24,606,926
Genzyme Corp. (b)...........       317,387      25,673,434
Gilead Sciences, Inc. (b)...       551,043      25,116,540
ImClone Systems, Inc. (b)...       427,298      26,680,487
Isis Pharmaceuticals, Inc.
  (a)(b)....................     1,493,622      25,227,276
Martek Biosciences Corp.
  (a)(b)....................       738,825      23,213,882
Myriad Genetics, Inc.
  (a)(b)....................       393,041      25,500,500
Onyx Pharmaceuticals, Inc.
  (a)(b)....................       639,239      23,127,667
OSI Pharmaceuticals, Inc.
  (a)(b)....................       544,536      26,840,179
PDL BioPharma, Inc. (a).....     2,560,074      23,834,289
Regeneron Pharmaceuticals,
  Inc. (a)(b)...............     1,109,684      24,224,402
United Therapeutics Corp.
  (a)(b)....................       234,856      24,699,806
Vertex Pharmaceuticals, Inc.
  (b).......................       875,222      29,092,379
                                             -------------
TOTAL COMMON STOCKS --
  (Cost $580,456,977).......                   548,372,528
                                             -------------
SHORT TERM INVESTMENTS -- 21.5%
MONEY MARKET FUNDS -- 21.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........   117,447,713     117,447,713
STIC Prime Portfolio........       560,697         560,697
                                             -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $118,008,410).......                   118,008,410
                                             -------------
TOTAL INVESTMENTS -- 121.4%
  (Cost $698,465,387).......                   666,380,938
OTHER ASSETS AND
  LIABILITIES -- (21.4)%....                  (117,547,553)
                                             -------------
NET ASSETS -- 100.0%........                 $ 548,833,385
                                             =============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.9%
HOME FURNISHINGS -- 24.1%
Ethan Allen Interiors, Inc.
  (a)......................        1,476,596   $   41,374,220
Furniture Brands
  International, Inc. (a)..        3,555,763       37,406,627
Leggett & Platt, Inc. (a)..        1,849,200       40,294,068
Mohawk Industries, Inc.
  (a)(b)...................          596,498       40,198,000
Tempur-Pedic International,
  Inc. (a).................        3,309,183       38,915,992
                                               --------------
                                                  198,188,907
                                               --------------
HOME IMPROVEMENT RETAIL -- 15.0%
Lowe's Cos., Inc. .........        1,736,844       41,145,835
The Home Depot, Inc. ......        1,620,172       41,946,253
The Sherwin-Williams Co.
  (a)......................          699,857       40,003,826
                                               --------------
                                                  123,095,914
                                               --------------
HOMEBUILDING -- 60.8%
Centex Corp. (a)...........        2,496,278       40,439,704
Champion Enterprises, Inc.
  (a)(b)...................        6,340,521       35,189,891
D.R. Horton, Inc. (a)......        2,951,055       38,422,736
Hovnanian Enterprises, Inc.
  (a)(b)...................        4,899,612       39,147,900
KB HOME (a)................        1,859,444       36,593,858
Lennar Corp. (Class A)
  (a)......................        2,649,745       40,249,626
M.D.C. Holdings, Inc. (a)..        1,008,943       36,917,224
Meritage Homes Corp.
  (a)(b)...................        1,703,497       42,076,376
NVR, Inc. (b)..............           69,859       39,959,348
Pulte Homes, Inc. (a)......        2,573,393       35,950,300
Ryland Group, Inc. (a).....        1,529,017       40,549,531
Standard Pacific Corp.
  (a)(b)...................        6,472,334       31,779,160
Toll Brothers, Inc.
  (a)(b)...................        1,653,642       41,721,388
                                               --------------
                                                  498,997,042
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $830,911,817)......                       820,281,863
                                               --------------
SHORT TERM INVESTMENTS -- 26.5%
MONEY MARKET FUNDS -- 26.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      214,073,349      214,073,349
STIC Prime Portfolio.......        3,833,175        3,833,175
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $217,906,524)......                       217,906,524
                                               --------------
TOTAL INVESTMENTS -- 126.4%
  (Cost $1,048,818,341)....                     1,038,188,387
OTHER ASSETS AND
  LIABILITIES -- (26.4)%...                      (216,952,578)
                                               --------------
NET ASSETS -- 100.0%.......                    $  821,235,809
                                               ==============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
ALUMINUM -- 4.8%
Alcoa, Inc. ................         649,362   $ 14,662,594
                                               ------------
COAL & CONSUMABLE FUELS -- 31.8%
Alpha Natural Resources,
  Inc. (a)(b)...............         263,687     13,561,422
Arch Coal, Inc. (b).........         421,957     13,878,166
CONSOL Energy, Inc. (b).....         285,099     13,083,193
Foundation Coal Holdings,
  Inc. (b)..................         421,811     15,008,035
Massey Energy Co. (b).......         409,406     14,603,512
Patriot Coal Corp. (a)(b)...         470,212     13,659,659
Peabody Energy Corp. .......         303,605     13,662,225
                                               ------------
                                                 97,456,212
                                               ------------
DIVERSIFIED METALS & MINING -- 14.2%
Compass Minerals
  International, Inc. ......         283,127     14,833,024
Freeport-McMoRan Copper &
  Gold, Inc. (b)............         236,614     13,451,506
Titanium Metals Corp. (b)...       1,343,328     15,233,339
                                               ------------
                                                 43,517,869
                                               ------------
GOLD -- 5.3%
Newmont Mining Corp. (b)....         415,662     16,111,059
                                               ------------
PRECIOUS METALS & MINERALS -- 9.7%
Coeur d' Alene Mines Corp.
  (a)(b)....................       9,828,138     15,037,051
Hecla Mining Co. (a)(b).....       3,128,758     14,642,588
                                               ------------
                                                 29,679,639
                                               ------------
STEEL -- 34.1%
AK Steel Holding Corp. .....         541,563     14,037,313
Allegheny Technologies, Inc.
  (b).......................         386,595     11,423,882
Cliffs Natural Resources,
  Inc. .....................         227,738     12,056,450
Commercial Metals Co. (b)...         791,428     13,367,219
Nucor Corp. (b).............         340,064     13,432,528
Reliance Steel & Aluminum
  Co. (b)...................         364,597     13,843,748
Steel Dynamics, Inc. (b)....         781,802     13,360,996
United States Steel Corp. ..         168,926     13,110,347
                                               ------------
                                                104,632,483
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $521,175,617).......                    306,059,856
                                               ------------
SHORT TERM INVESTMENTS -- 25.6%
MONEY MARKET FUNDS -- 25.6%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      77,180,330     77,180,330
STIC Prime Portfolio........       1,343,040      1,343,040
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS  --
  (Cost $78,523,370)........                     78,523,370
                                               ------------
TOTAL INVESTMENTS -- 125.5%
  (Cost $599,698,987).......                    384,583,226
OTHER ASSETS AND
  LIABILITIES -- (25.5)%....                    (78,086,433)
                                               ------------
NET ASSETS -- 100.0%........                   $306,496,793
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 38.4%
Diamond Offshore Drilling,
  Inc. (a)..................          70,746   $  7,291,083
ENSCO International, Inc. ..         130,713      7,532,990
Helmerich & Payne, Inc. ....         151,157      6,528,471
Nabors Industries, Ltd.
  (b).......................         283,887      7,074,464
Noble Corp. ................         169,755      7,452,245
Patterson-UTI Energy,
  Inc. .....................         336,650      6,739,733
Pride International, Inc.
  (b).......................         229,995      6,810,152
Rowan Cos., Inc. (a)........         231,247      7,064,596
Transocean, Inc. (b)........          63,454      6,969,787
                                               ------------
                                                 63,463,521
                                               ------------
OIL & GAS EQUIPMENT & SERVICES -- 57.4%
Baker Hughes, Inc. .........         118,325      7,163,396
BJ Services Co. (a).........         352,480      6,742,942
Cameron International Corp.
  (a)(b)....................         177,436      6,838,384
Dresser-Rand Group, Inc.
  (b).......................         214,386      6,746,727
Exterran Holdings, Inc.
  (a)(b)....................         198,191      6,334,184
FMC Technologies, Inc. (b)..         150,811      7,020,252
Halliburton Co. ............         211,541      6,851,813
National-Oilwell Varco, Inc.
  (b).......................         132,454      6,653,164
Oceaneering International,
  Inc. (a)(b)...............         124,116      6,617,865
Schlumberger, Ltd. .........          87,743      6,851,851
Smith International, Inc. ..         121,574      7,129,099
Superior Energy Services,
  Inc. (b)..................         215,256      6,703,072
Tidewater, Inc. ............         127,510      7,058,954
Weatherford International,
  Ltd. (a)(b)...............         248,485      6,246,913
                                               ------------
                                                 94,958,616
                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 4.1%
Helix Energy Solutions
  Group, Inc. (a)(b)........         278,851      6,770,502
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $215,339,336).......                    165,192,639
                                               ------------
SHORT TERM INVESTMENTS -- 14.3%
MONEY MARKET FUNDS -- 14.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      23,269,509     23,269,509
STIC Prime Portfolio........         304,834        304,834
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $23,574,343)........                     23,574,343
                                               ------------
TOTAL INVESTMENTS -- 114.2%
  (Cost $238,913,679).......                    188,766,982
OTHER ASSETS AND
  LIABILITIES -- (14.2)%....                    (23,423,905)
                                               ------------
NET ASSETS -- 100.0%........                   $165,343,077
                                               ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 13.9%
Chevron Corp. ..............         110,512   $  9,115,030
ConocoPhillips..............         123,879      9,074,136
Exxon Mobil Corp. ..........         121,829      9,461,240
Occidental Petroleum
  Corp. ....................         120,484      8,488,098
SandRidge Energy, Inc.
  (a)(b)....................         378,510      7,418,796
                                               ------------
                                                 43,557,300
                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 72.8%
Anadarko Petroleum Corp. ...         167,833      8,141,579
Apache Corp. ...............          80,046      8,347,197
Berry Petroleum Co. (Class
  A) (b)....................         237,533      9,199,653
Cabot Oil & Gas Corp. ......         235,436      8,508,657
Chesapeake Energy Corp.
  (b).......................         232,452      8,335,729
Cimarex Energy Co. (b)......         183,096      8,955,225
Comstock Resources, Inc.
  (a).......................         174,754      8,746,438
Denbury Resources, Inc.
  (a)(b)....................         418,552      7,969,230
Devon Energy Corp. .........          91,911      8,382,283
Encore Acquisition Co. (a)..         200,603      8,381,193
EOG Resources, Inc. ........          99,983      8,944,479
EXCO Resources, Inc. (a)....         461,857      7,537,506
Forest Oil Corp. (a)(b).....         177,093      8,783,813
Mariner Energy, Inc. (a)....         398,618      8,171,669
Newfield Exploration Co.
  (a).......................         239,026      7,646,442
Noble Energy, Inc. .........         156,600      8,705,394
Penn Virginia Corp. ........         170,220      9,096,557
Petrohawk Energy Corp. (a)..         386,855      8,367,674
Pioneer Natural Resources
  Co. (b)...................         179,992      9,409,982
Plains Exploration &
  Production Co. (a)........         248,906      8,751,535
Quicksilver Resources, Inc.
  (a)(b)....................         387,885      7,614,183
Range Resources Corp. ......         186,149      7,980,208
Southwestern Energy Co.
  (a)(b)....................         273,788      8,361,485
St. Mary Land & Exploration
  Co. (b)...................         252,874      9,014,958
Ultra Petroleum Corp.
  (a)(b)....................         158,914      8,794,301
Whiting Petroleum Corp.
  (a).......................         122,563      8,733,839
XTO Energy, Inc. (b)........         178,745      8,315,217
                                               ------------
                                                229,196,426
                                               ------------
OIL & GAS REFINING & MARKETING -- 13.2%
Frontier Oil Corp. (b)......         448,369      8,258,957
Holly Corp. (b).............         275,084      7,955,429
Sunoco, Inc. (b)............         232,840      8,284,447
Tesoro Corp. (b)............         514,209      8,479,307
Valero Energy Corp. ........         283,756      8,597,807
                                               ------------
                                                 41,575,947
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $421,301,305).......                    314,329,673
                                               ------------
SHORT TERM INVESTMENTS -- 16.0%
MONEY MARKET FUNDS -- 16.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      49,626,864     49,626,864
STIC Prime Portfolio........         700,050        700,050
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $50,326,914)........                     50,326,914
                                               ------------
TOTAL INVESTMENTS -- 115.9%
  (Cost $471,628,219).......                    364,656,587
OTHER ASSETS AND
  LIABILITIES -- (15.9)%....                    (49,939,633)
                                               ------------
NET ASSETS -- 100.0%........                   $314,716,954
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.8%
PHARMACEUTICALS -- 99.8%
Abbott Laboratories...........         14,616   $   841,589
Allergan, Inc. (a)............         14,623       753,085
Alpharma, Inc. (Class A)
  (a)(b)......................         22,974       847,511
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................         22,387       725,339
Barr Pharmaceuticals, Inc.
  (a)(b)......................         12,964       846,549
Bristol-Myers Squibb Co. .....         40,862       851,973
Eli Lilly & Co. (a)...........         18,379       809,227
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................         41,696       833,920
Forest Laboratories, Inc.
  (b).........................         29,682       839,407
Johnson & Johnson.............         12,260       849,373
King Pharmaceuticals, Inc.
  (a)(b)......................         85,129       815,536
Medicis Pharmaceutical Corp.
  (Class A) (a)...............         45,863       683,817
Merck & Co., Inc. ............         26,950       850,542
Mylan, Inc. (a)(b)............         72,720       830,462
Perrigo Co. (a)...............         21,625       831,698
Pfizer, Inc. .................         46,259       853,016
Schering-Plough Corp. (a).....         46,184       853,018
Sepracor, Inc. (a)(b).........         46,865       858,098
Valeant Pharmaceuticals
  International (a)(b)........         41,156       842,463
Watson Pharmaceuticals, Inc.
  (a)(b)......................         30,332       864,462
Wyeth (a).....................         22,335       825,055
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $17,844,117)..........                   17,306,140
                                                -----------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUNDS -- 26.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      4,486,986     4,486,986
STIC Prime Portfolio..........         96,911        96,911
                                                -----------
TOTAL SHORT TERM INVESTMENTS
  --
  (Cost $4,583,897)...........                    4,583,897
                                                -----------
TOTAL INVESTMENTS -- 126.2%
  (Cost $22,428,014)..........                   21,890,037
OTHER ASSETS AND
  LIABILITIES -- (26.2)%......                   (4,537,901)
                                                -----------
NET ASSETS -- 100.0%..........                  $17,352,136
                                                ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.7%
APPAREL RETAIL -- 39.1%
Abercrombie & Fitch Co. ...          339,379   $  13,388,502
Aeropostale, Inc. (a)(b)...          451,341      14,492,559
American Eagle Outfitters,
  Inc. (b).................          914,267      13,942,572
AnnTaylor Stores Corp.
  (a)(b)...................          668,137      13,790,348
Charming Shoppes, Inc.
  (a)(b)...................        2,756,285      13,478,234
Chico's FAS, Inc. (a)(b)...        1,974,492      10,800,471
Collective Brands, Inc.
  (a)(b)...................          712,697      13,049,482
Foot Locker, Inc. (b)......          899,432      14,534,821
Genesco, Inc. (a)(b).......          410,048      13,728,407
Guess ?, Inc. (b)..........          358,915      12,486,653
Gymboree Corp. (a)(b)......          388,235      13,782,342
J. Crew Group, Inc.
  (a)(b)...................          463,935      13,254,623
Limited Brands, Inc. ......          769,482      13,327,428
Mens Wearhouse, Inc. (b)...          589,243      12,515,521
Ross Stores, Inc. (b)......          399,752      14,714,871
The Buckle, Inc. (b).......          243,168      13,505,551
The Children's Place Retail
  Stores, Inc. (a)(b)......          410,499      13,690,142
The Dress Barn, Inc.
  (a)(b)...................          977,578      14,947,168
The Gap, Inc. (b)..........          784,414      13,946,881
The TJX Cos., Inc. (b).....          459,806      14,033,279
Urban Outfitters, Inc.
  (a)(b)...................          418,527      13,338,455
                                               -------------
                                                 284,748,310
                                               -------------
CATALOG RETAIL -- 2.2%
HSN, Inc. (a)(b)...........        1,481,837      16,315,025
                                               -------------
COMPUTER & ELECTRONICS RETAIL -- 5.7%
Best Buy Co., Inc. (b).....          360,715      13,526,813
GameStop Corp. (Class A)
  (a)(b)...................          396,991      13,581,062
RadioShack Corp. ..........          854,265      14,761,699
                                               -------------
                                                  41,869,574
                                               -------------
DEPARTMENT STORES -- 9.2%
J. C. Penney Co., Inc.
  (b)......................          392,719      13,093,251
Kohl's Corp. (a)(b)........          299,452      13,798,748
Macy's, Inc. (b)...........          749,826      13,481,872
Nordstrom, Inc. (b)........          441,107      12,712,704
Sears Holdings Corp.
  (a)(b)...................          147,492      13,790,502
                                               -------------
                                                  66,877,077
                                               -------------
DRUG RETAIL -- 3.8%
CVS Caremark Corp. ........          414,471      13,951,094
Walgreen Co. ..............          454,085      14,058,471
                                               -------------
                                                  28,009,565
                                               -------------
FOOD RETAIL -- 7.9%
Safeway, Inc. (b)..........          587,158      13,927,388
SUPERVALU, Inc. (b)........          650,431      14,114,353
The Kroger Co. ............          553,501      15,210,207
Whole Foods Market, Inc.
  (b)......................          719,895      14,419,497
                                               -------------
                                                  57,671,445
                                               -------------
FOOTWEAR -- 1.9%
Brown Shoe Co., Inc. (b)...          849,411      13,913,352
                                               -------------
GENERAL MERCHANDISE STORES -- 5.6%
Dollar Tree Stores, Inc.
  (a)......................          398,155      14,476,916
Family Dollar Stores, Inc.
  (b)......................          535,861      12,699,906
Target Corp. (b)...........          280,690      13,767,844
                                               -------------
                                                  40,944,666
                                               -------------
HYPERMARKETS & SUPER CENTERS -- 4.1%
Costco Wholesale Corp.
  (b)......................          225,951      14,670,998
Wal-Mart Stores, Inc. .....          250,696      15,014,184
                                               -------------
                                                  29,685,182
                                               -------------
SPECIALTY STORES -- 20.2%
Barnes & Noble, Inc. (b)...          515,024      13,431,826
Dick's Sporting Goods, Inc.
  (a)(b)...................          640,405      12,539,130
Hibbett Sports, Inc.
  (a)(b)...................          681,850      13,650,637
Office Depot, Inc. (a)(b)..        2,634,963      15,335,485
OfficeMax, Inc. (b)........        1,347,135      11,976,030
PetSmart, Inc. (b).........          571,682      14,126,262
Sally Beauty Holdings, Inc.
  (a)(b)...................        1,499,664      12,897,110
Staples, Inc. .............          598,186      13,459,185
Tiffany & Co. (b)..........          393,134      13,964,120
Tractor Supply Co. (a)(b)..          332,372      13,976,243
Zale Corp. (a)(b)..........          484,510      12,112,750
                                               -------------
                                                 147,468,778
                                               -------------
TOTAL COMMON STOCKS
  -- (Cost $806,178,117)...                      727,502,974
                                               -------------
SHORT TERM INVESTMENTS -- 27.3%
MONEY MARKET FUNDS -- 27.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      196,630,643     196,630,643
STIC Prime Portfolio.......        2,240,740       2,240,740
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS  --
  (Cost $198,871,383)......                      198,871,383
                                               -------------
TOTAL INVESTMENTS -- 127.0%
  (Cost $1,005,049,500)....                      926,374,357
OTHER ASSETS AND
  LIABILITIES -- (27.0)%...                     (197,190,029)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 729,184,328
                                               =============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 101.7%
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.2%
SunPower Corp. (Class A) (a)..            492   $    33,973
                                                -----------
SEMICONDUCTORS -- 101.5%
Advanced Micro Devices, Inc.
  (a)(b)......................        190,456       999,894
Altera Corp. (b)..............         47,363       979,467
Analog Devices, Inc. (b)......         37,346       984,067
Atheros Communications, Inc.
  (a)(b)......................         41,044       967,818
Atmel Corp. (a)(b)............        269,452       913,442
Broadcom Corp. (Class A)
  (a)(b)......................         48,248       898,860
Cree, Inc. (a)(b).............         35,884       817,438
Cypress Semiconductor Corp.
  (a)(b)......................        279,256     1,457,716
Integrated Device Technology,
  Inc. (a)....................        114,049       887,301
Intel Corp. (b)...............         53,626     1,004,415
Intersil Corp. (Class A)......         56,340       934,117
Linear Technology Corp. (b)...         32,731     1,003,532
LSI Logic Corp. (a)(b)........        173,503       929,976
Microchip Technology, Inc.
  (b).........................         32,659       961,154
Micron Technology, Inc.
  (a)(b)......................        213,255       863,683
Microsemi Corp. (a)(b)........         39,456     1,005,339
National Semiconductor Corp.
  (b).........................         57,436       988,474
NVIDIA Corp. (a)..............         90,412       968,313
ON Semiconductor Corp.
  (a)(b)......................        138,771       938,092
PMC-Sierra, Inc. (a)(b).......        119,200       884,464
Texas Instruments, Inc. ......         43,778       941,227
Xilinx, Inc. (b)..............         42,918     1,006,427
                                                -----------
                                                 21,335,216
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $35,035,253)..........                   21,369,189
                                                -----------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUND -- 26.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............      5,479,234     5,479,234
STIC Prime Portfolio..........         73,432        73,432
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,552,666)...........                    5,552,666
                                                -----------
TOTAL INVESTMENTS -- 128.1%
  (Cost $40,587,919)..........                   26,921,855
OTHER ASSETS AND
  LIABILITIES -- (28.1)%......                   (5,903,186)
                                                -----------
NET ASSETS -- 100.0%..........                  $21,018,669
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR KBW REGIONAL BANKING(SM) ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.2%
REGIONAL BANKS -- 86.3%
Associated Bancorp (a).....          577,340   $  11,517,933
BancorpSouth, Inc. (a).....          480,072      13,504,425
Bank of Hawaii Corp. ......          206,613      11,043,465
BOK Financial Corp. .......          236,000      11,424,760
Boston Private Financial
  Holdings, Inc. (a).......        1,100,008       9,614,070
Cathay General Bancorp
  (a)......................          601,668      14,319,698
Central Pacific Financial
  Corp. (a)................          589,536       9,910,100
Citizens Republic Bancorp,
  Inc. (a).................        1,318,748       4,061,744
City National Corp. (a)....          273,503      14,851,213
CVB Financial Corp. (a)....        1,446,436      20,105,460
East West Bancorp, Inc.
  (a)......................          625,965       8,575,721
F.N.B. Corp. (a)...........          790,037      12,624,791
First Commonwealth
  Financial Corp. (a)......        1,513,235      20,383,275
First Horizon National
  Corp. (a)................          796,147       7,451,936
First Midwest Bancorp, Inc.
  (a)......................          559,119      13,553,045
FirstMerit Corp. ..........          735,379      15,442,959
Frontier Financial Corp.
  (a)......................          783,990      10,528,986
Fulton Financial Corp.
  (a)......................        1,100,037      12,001,404
National Penn Bancshares,
  Inc. (a).................          759,634      11,090,656
Old National Bancorp (a)...          899,477      18,007,530
Pacific Capital Bancorp
  (a)......................          644,161      13,108,676
PacWest Bancorp (a)........          401,066      11,466,477
Prosperity Bancshares, Inc.
  (a)......................          528,718      17,971,125
Provident Bankshares Corp.
  (a)......................          692,853       6,727,603
Signature Bank(b)..........          492,228      17,168,913
South Financial Group, Inc.
  (a)......................          887,291       6,503,843
Sterling Bancshares, Inc.
  (a)......................        1,428,147      14,924,136
Sterling Financial
  Corp. -- Washington (a)..          711,059      10,310,356
Susquehanna Bancshares,
  Inc. (a).................          832,632      16,252,977
SVB Financial Group
  (a)(b)...................          200,562      11,616,551
Synovus Financial Corp.
  (a)......................          753,555       7,799,294
TCF Financial Corp. (a)....          765,796      13,784,328
The Colonial BancGroup,
  Inc. (a).................        1,264,061       9,935,519
Trustmark Corp. (a)........          668,560      13,865,934
UCBH Holdings, Inc. (a)....        1,379,565       8,843,012
UMB Financial Corp. .......          255,208      13,403,524
Umpqua Holdings Corp. (a)..          759,641      11,174,319
United Bankshares, Inc.
  (a)......................          553,033      19,356,155
Valley National Bancorp
  (a)......................          887,304      18,597,892
Westamerica Bancorp (a)....          194,454      11,186,939
Whitney Holding Corp. (a)..          607,705      14,736,846
Wilmington Trust Corp.
  (a)......................          437,609      12,616,268
Wintrust Financial Corp.
  (a)......................          382,904      11,238,232
                                               -------------
                                                 542,602,090
                                               -------------
THRIFTS & MORTGAGE FINANCE -- 12.9%
Brookline Bancorp, Inc.
  (a)......................        1,245,839      15,934,281
Corus Bankshares, Inc.
  (a)......................        1,385,625       5,611,781
First Niagara Financial
  Group, Inc. .............          750,000      11,812,500
Hudson City Bancorp,
  Inc. ....................          802,256      14,801,623
Provident Financial
  Services, Inc. ..........        1,039,272      17,158,381
Sovereign Bancorp, Inc.
  (a)......................        1,227,600       4,849,020
Webster Financial Corp.
  (a)......................          449,757      11,356,364
                                               -------------
                                                  81,523,950
                                               -------------
TOTAL COMMON STOCKS --
  (Cost $719,942,898)......                      624,126,040
                                               -------------
SHORT TERM INVESTMENTS -- 35.3%
MONEY MARKET FUNDS -- 35.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      214,509,947     214,509,947
STIC Prime Portfolio.......        7,426,828       7,426,828
Federated Prime Obligations
  Fund.....................              107             107
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $221,936,882)......                      221,936,882
                                               -------------
TOTAL INVESTMENTS -- 134.5%
  (Cost $941,879,780)......                      846,062,922
OTHER ASSETS AND
  LIABILITIES -- (34.5)%...                     (217,329,290)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 628,733,632
                                               =============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.

SPDR LEHMAN 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT         VALUE
--------------------              -----------   ------------
U.S. TREASURY OBLIGATIONS -- 99.9%
Treasury Bills*
  0.31%, 11/06/2008.........      $71,074,000   $ 71,009,321
  0.31%, 11/20/2008.........       81,884,000     81,793,015
  0.36%, 11/13/2008.........       75,705,000     75,607,342
  0.41%, 11/28/2008.........       78,801,000     78,661,346
  0.45%, 10/09/2008.........       69,525,000     69,518,046
  0.55%, 10/23/2008.........       71,074,000     71,050,114
  0.60%, 10/02/2008.........       67,979,000     67,977,870
  1.02%, 10/30/2008 (a).....       67,979,000     67,923,142
  1.15%, 10/16/2008.........       67,979,000     67,946,424
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $651,252,848).......                     651,486,620
                                                ------------




                                     SHARES
                                   ---------
SHORT TERM INVESTMENTS -- 0.7%
MONEY MARKET FUNDS -- 0.7%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (b)(c)                             471,450        471,450
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)                 3,937,200      3,937,200
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $4,408,650)..........                     4,408,650
                                               ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $655,661,498)........                   655,895,270
OTHER ASSETS AND
  LIABILITIES -- (0.6)%......                    (3,857,825)
                                               ------------
NET ASSETS -- 100.0%.........                  $652,037,445
                                               ============




*   Rate shown is the discount rate at time of purchase, not a coupon rate.
(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
MUNICIPAL BONDS AND NOTES -- 92.9%
ALASKA -- 0.6%
Alaska State General
  Obligation, Series A (FSA)
  5.25%, 08/01/2010..........    $1,000,000   $  1,044,960
                                              ------------
ARIZONA -- 5.3%
Arizona State Transportation
  Board, Excise Tax Revenue
  4.50%, 07/01/2009..........       755,000        766,770
Maricopa County Arizona
  Community College District,
  Series B
  4.00%, 07/01/2010..........     4,025,000      4,123,130
Phoenix, AZ, Civic
  Improvement Corporation
  Transit Excise Tax Revenue
  (AMBAC)
  5.00%, 07/01/2013..........     4,000,000      4,256,400
Phoenix, AZ, Civic
  Improvement Corporation
  Wastewater System Revenue,
  Series B (MBIA)
  5.00%, 07/01/2012..........     1,000,000      1,060,460
                                              ------------
                                                10,206,760
                                              ------------
CALIFORNIA -- 7.0%
California State Economic
  Recovery:
  Series A
  5.00%, 01/01/2011..........       500,000        522,080
  Series A
  5.25%, 07/01/2013..........     1,000,000      1,073,570
  Series A (MBIA)
  5.00%, 07/01/2012..........     1,000,000      1,057,560
  Series B
  5.00%, 07/01/2023(a).......     4,250,000      4,421,020
  Series B
  5.00%, 07/01/2023(a).......     1,000,000      1,045,540
Los Angeles, CA, Public Works
  Financing Authority Revenue
  (FSA)
  5.00%, 10/01/2012..........     1,000,000      1,062,750
Los Angeles, CA, Unified
  School District, Series B
  4.00%, 07/01/2009..........     1,000,000      1,012,970
San Francisco, CA, City &
  County, Series 2008-R1
  5.00%, 06/15/2013..........     3,000,000      3,193,320
                                              ------------
                                                13,388,810
                                              ------------
COLORADO -- 2.1%
Denver, CO, City & County
  Excise Tax Revenue
  Reference, Series A (FSA)
  5.00%, 09/01/2013..........     3,850,000      4,097,670
                                              ------------
CONNECTICUT -- 1.2%
Connecticut State General
  Obligation, Series C (FGIC)
  5.00%, 04/01/2011..........     1,000,000      1,047,970
Connecticut State Special
  Obligation Rate Reduction,
  Series A
  5.00%, 06/30/2010..........     1,200,000      1,250,352
                                              ------------
                                                 2,298,322
                                              ------------
DELAWARE -- 0.4%
Delaware State General
  Obligation 4.00%,
  08/01/2011.................       750,000        773,040
                                              ------------
FLORIDA -- 3.5%
Florida State Board of
  Education
  5.00%, 06/01/2013..........     1,000,000      1,056,900
Florida State Turnpike
  Authority, Turnpike
  Revenue, Department of
  Transportation, Series A
  (MBIA)
  5.00%, 07/01/2009..........     1,280,000      1,303,501
Orlando, FL, Utilities
  Commission System Revenue
  5.25%, 07/01/2009..........     3,000,000      3,059,670
Polk, FL, School District,
  Sales Tax Revenue (FSA)
  4.00%, 10/01/2009..........     1,215,000      1,234,586
                                              ------------
                                                 6,654,657
                                              ------------
GEORGIA -- 4.7%
Georgia State General
  Obligation:
  Series B
  5.00%, 07/01/2010..........     1,000,000      1,042,730
  Series C
  5.50%, 07/01/2010..........     2,590,000      2,722,634
  Series G
  5.00%, 10/01/2010..........     1,000,000      1,047,150
Georgia State Road & Tollway
  Authority Revenue,
  Series A
  5.00%, 06/01/2012..........     3,000,000      3,176,520
Private Colleges &
  Universities Authority
  Georgia Revenue, Series B
  5.00%, 09/01/2011..........     1,000,000      1,054,190
                                              ------------
                                                 9,043,224
                                              ------------
ILLINOIS -- 3.1%
Chicago, IL, General
  Obligation, Series C (FGIC)
  5.00%, 01/01/2012..........       700,000        735,196
Chicago, IL, Water Revenue
  (FSA)
  5.00%, 11/01/2011..........     3,000,000      3,158,820
Illinois State General
  Obligation, Series B:
  5.00%, 01/01/2011..........       950,000        990,897
  5.00%, 03/01/2013..........     1,000,000      1,057,860
                                              ------------
                                                 5,942,773
                                              ------------
KANSAS -- 0.9%
Kansas State Department of
  Transportation Highway
  Revenue, Series A
  5.00%, 09/01/2011..........     1,710,000      1,807,556
                                              ------------
KENTUCKY -- 0.4%
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2011..........       750,000        788,798
                                              ------------

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
MARYLAND -- 2.1%
Maryland State General
  Obligation:
  5.00%, 03/01/2011..........    $1,000,000   $  1,051,400
  5.00%, 08/01/2012..........     1,750,000      1,865,815
Montgomery County, MD,
  General Obligation, Series
  A
  5.00%, 05/01/2012..........     1,000,000      1,064,550
                                              ------------
                                                 3,981,765
                                              ------------
MASSACHUSETTS -- 1.1%
Massachusetts State General
  Obligation:
  (Pre-refunded) Series A
  5.25%, 01/01/2017..........     1,000,000      1,048,880
  Series C
  5.00%, 09/01/2010..........     1,000,000      1,042,350
                                              ------------
                                                 2,091,230
                                              ------------
MICHIGAN -- 2.3%
Michigan Municipal Bond
  Authority
Revenue:
  5.00%, 10/01/2011..........     1,630,000      1,717,433
  5.00%, 10/01/2012..........       500,000        530,220
Michigan State Building
  Authority Revenue, Series I
  5.00%, 10/15/2010..........     2,155,000      2,231,610
                                              ------------
                                                 4,479,263
                                              ------------
MINNESOTA -- 0.6%
Minnesota State General
  Obligation
  5.00%, 08/01/2010..........     1,000,000      1,044,360
                                              ------------
MISSOURI -- 0.4%
Missouri State Highways &
  Transportation Commission,
  State Road Revenue, Series
  A
  5.00%, 05/01/2010..........       750,000        778,815
                                              ------------
NEBRASKA -- 1.2%
Nebraska Public Power
  District Revenue, Series B
  (FSA)
  5.00%, 01/01/2012..........     1,250,000      1,312,063
Omaha, NE, General Obligation
  3.75%, 06/01/2013..........     1,000,000      1,016,230
                                              ------------
                                                 2,328,293
                                              ------------
NEVADA -- 3.2%
Clark County, NV, Highway
  Improvement Revenue (AMBAC)
  5.00%, 07/01/2012..........     4,300,000      4,545,960
Las Vegas Valley, NV, Water
  District, Series B
  5.00%, 06/01/2011..........     1,500,000      1,576,905
                                              ------------
                                                 6,122,865
                                              ------------
NEW JERSEY -- 1.5%
Essex County, NJ, Series A
  (FSA)
  5.00%, 06/01/2010..........     2,225,000      2,311,931
New Jersey State
  Transportation Trust Fund
  Authority
  (Escrow to Maturity) Series
  C
  5.00%, 06/15/2009..........       600,000        611,166
                                              ------------
                                                 2,923,097
                                              ------------
NEW MEXICO -- 2.7%
Albuquerque, NM, General
  Obligation, Series A
  (AMBAC)
  4.00%, 07/01/2009..........     2,000,000      2,024,160
New Mexico State General
  Obligation
  5.00%, 03/01/2012..........     3,000,000      3,179,100
                                              ------------
                                                 5,203,260
                                              ------------
NEW YORK -- 11.1%
New York State General
  Obligation, Series C
  4.00%, 04/15/2012..........     1,000,000      1,028,200
New York State Local
  Government Assistance
  Corporation, Series C
  5.00%, 04/01/2013..........     2,220,000      2,370,694
New York State Thruway
  Authority General Revenue:
  (Escrow to Maturity)
  Series A (MBIA)
  5.25%, 04/01/2010..........     2,000,000      2,084,080
  Series F (AMBAC)
  5.25%, 01/01/2012..........     1,000,000      1,060,110
  Series H (MBIA)
  4.00%, 01/01/2012..........     1,000,000      1,021,950
New York State Thruway
  Authority Highway & Bridge
  Fund, Series B (FSA)
  5.00%, 04/01/2012..........     1,140,000      1,207,716
New York State Urban
  Development Corporation
  Revenue
  4.00%, 03/15/2011..........       550,000        563,150
New York, NY, City Cultural
  Resource Revenue Refund,
  Museum of Modern Art,
  Series 1A
  5.00%, 10/01/2010..........     1,000,000      1,045,560
New York, NY, City
  Transitional Finance
  Authority (Escrow to
  Maturity) Series A-1
  5.00%, 11/01/2009..........     2,000,000      2,059,280
New York, NY, General
  Obligation:
  Series B
  5.25%, 08/01/2011..........     1,000,000      1,048,600
  Series I-1 4.00%,
     02/01/2013..............     1,040,000      1,041,591
  Series J-1
  5.00%, 08/01/2012..........     5,000,000      5,227,950
Triborough Bridge & Tunnel
  Authority New York
  Revenues, Series C
  5.00%, 11/15/2012..........     1,500,000      1,597,950
                                              ------------
                                                21,356,831
                                              ------------
NORTH CAROLINA -- 4.5%
Mecklenburg County, NC,
  Series C
  5.00%, 02/01/2012..........     1,000,000      1,061,870
North Carolina State General
  Obligation:
  Series A
  5.00%, 03/01/2011..........     1,000,000      1,051,640
  5.50%, 03/01/2012..........     5,000,000      5,393,850

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
Wake County, NC, General
  Obligation
  5.00%, 03/01/2012..........    $1,000,000   $  1,063,690
                                              ------------
                                                 8,571,050
                                              ------------
OHIO -- 3.3%
Columbus, OH, General
  Obligation, Series D
  5.00%, 12/15/2009..........     2,000,000      2,063,240
Ohio State General
  Obligation:
  5.00%, 05/01/2011..........     2,000,000      2,100,000
  Series A
  5.00%, 06/15/2010..........     1,000,000      1,040,640
Ohio State Water Development
  Authority, Water
  Quality -- Loan Fund
  5.00%, 12/01/2011..........     1,000,000      1,059,850
                                              ------------
                                                 6,263,730
                                              ------------
OREGON -- 2.2%
Portland, OR, Sewer System
  Revenue, Series A (FSA)
  5.00%, 06/15/2012..........     4,000,000      4,249,160
                                              ------------
PENNSYLVANIA -- 2.2%
Pennsylvania State General
  Obligation
  5.00%, 05/15/2013..........     3,000,000      3,199,410
Pennsylvania State General
  Obligation (MBIA)
  5.25%, 02/01/2010..........     1,000,000      1,036,320
                                              ------------
                                                 4,235,730
                                              ------------
SOUTH CAROLINA -- 1.9%
South Carolina State Public
  Service
  Authority Revenue:
  Series B (MBIA)
  5.00%, 01/01/2011..........     2,515,000      2,620,504
  Series D (FSA)
  5.00%, 01/01/2010..........     1,050,000      1,081,143
                                              ------------
                                                 3,701,647
                                              ------------
TENNESSEE -- 1.1%
Tennessee State School Bond
  Authority (MBIA)
  5.00%, 05/01/2013..........     1,900,000      2,018,712
                                              ------------
TEXAS -- 8.6%
Austin, TX, General
  Obligation
  5.00%, 09/01/2009..........     1,000,000      1,023,360
Austin,TX, Electric Utility
  System Revenue, Series A
  (AMBAC)
  5.00%, 11/15/2010..........     1,000,000      1,043,830
Dallas, TX, General
  Obligation
  5.00%, 02/15/2011..........       710,000        744,506
El Paso, TX, Independent
  School District, General
  Obligation
  (PSF-GTD)
  3.33%*, 08/15/2013.........     1,980,000      1,640,331
North East Independent School
  District Texas, Series A
  (PSF-GTD)
  2.37%*, 08/01/2009.........     1,300,000      1,271,972
San Antonio, TX, Independent
  School District (PSF-GTD)
  5.25%, 08/15/2012..........     1,890,000      2,023,396
Texas A&M University Revenues
  5.00%, 05/15/2012..........     3,000,000      3,179,790
Texas State, Public Finance
  Authority, General
  Obligation, Series A
  5.00%, 10/01/2011..........     1,000,000      1,056,570
Texas State University System
  Financing Revenue
  5.00%, 03/15/2012..........     1,000,000      1,052,990
University of Texas Permanent
  University Fund, Series A
  5.00%, 07/01/2012..........     1,265,000      1,343,316
University of Texas, Series D
  5.00%, 08/15/2010..........     2,000,000      2,084,980
                                              ------------
                                                16,465,041
                                              ------------
UTAH -- 0.8%
Salt Lake City, UT, General
  Obligation
  5.00%, 06/15/2013..........     1,500,000      1,606,725
                                              ------------
VIRGINIA -- 5.3%
Loudoun County, VA,
  General Obligation
  5.00%, 06/01/2012..........     1,000,000      1,065,240
Virginia State General
  Obligation, Series A
  5.00%, 06/01/2012..........     1,000,000      1,065,240
Virginia State Public
  Building Authority,
  Building Revenue Bonds,
  Series A
  5.00%, 08/01/2010..........     1,000,000      1,043,260
Virginia State Public
  Building Authority, Public
  Facilities Revenue
  5.00%, 08/01/2012..........     3,365,000      3,575,212
Virginia State Public School
  Authority:
  5.25%, 08/01/2011..........     1,000,000      1,061,080
  Series B
  5.00%, 08/01/2012..........     1,000,000      1,062,470
Virginia State Resources
  Authority Clean Water
  Revenue
  4.50%, 10/01/2011..........     1,200,000      1,254,336
                                              ------------
                                                10,126,838
                                              ------------
WASHINGTON -- 4.1%
Energy Northwest Washington
  Electricity Revenue:
  Series A
  5.00%, 07/01/2012..........     1,000,000      1,054,320
  Series D
  5.00%, 07/01/2012..........     3,000,000      3,162,960
Port of Seattle, WA, Revenue,
  Series A (FSA)
  5.00%, 03/01/2010..........     1,000,000      1,033,440
Washington State General
  Obligation, Series D (FSA)
  4.50%, 01/01/2012..........     2,450,000      2,549,617
                                              ------------
                                                 7,800,337
                                              ------------

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
WISCONSIN -- 3.5%
  Wisconsin State General
     Obligation:
  Series 1 (MBIA)
  5.00%, 05/01/2013..........    $1,500,000   $  1,593,720
  Series C
  4.00%, 05/01/2013..........     5,000,000      5,102,650
                                              ------------
                                                 6,696,370
                                              ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $179,749,970)........                  178,091,689
                                              ------------






                                   SHARES
                                 ----------
SHORT TERM INVESTMENT -- 6.0%
MONEY MARKET FUND -- 6.0%
State Street Institutional
  Tax Free Money Market Fund
  5.86% (b)(c)
  (Cost $11,532,817).........    11,532,817     11,532,817
                                              ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $191,282,787)........                  189,624,506
OTHER ASSETS AND
  LIABILITIES -- 1.1%........                    2,113,164
                                              ------------
NET ASSETS -- 100.0%.........                 $191,737,670
                                              ============




*   Zero Coupon Bond -- Rate shown represents current yield to maturity.
(a) Variable-rate security. Rate shown is as of September 30, 2008.
(b) Affiliated Fund managed by SSgA Funds Management, Inc.
(c) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity. Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded. Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

                                       AS A % OF TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                     ---------------
Ambac Financial Group (AMBAC).......         7.2%
Financial Guaranty Insurance Company
  (FGIC)............................         0.9%
Financial Security Assurance, Inc.
  (FSA).............................        12.7%
Municipal Bond Investors Assurance
  Corp. (MBIA)......................         7.2%
Permanent School Fund Guaranteed
  (PSF-GTD).........................         2.6%

SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                    PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT        VALUE
--------------------               ----------   -----------
U.S. TREASURY OBLIGATIONS -- 99.0%
Treasury Bonds
  7.25%, 05/15/2016 (a)......      $  596,000   $   737,139
  7.50%, 11/15/2016..........         572,000       718,283
  8.75%, 05/15/2017 (a)......         464,000       629,022
  8.88%, 08/15/2017 (a)......         305,000       417,133
  9.13%, 05/15/2018 (a)......         189,000       266,558
  9.25%, 02/15/2016..........         154,000       210,633
  9.88%, 11/15/2015 (a)......         165,000       230,919
  10.63%, 08/15/2015.........         102,000       146,706
  11.25%, 02/15/2015.........         311,000       450,692
  11.75%, 11/15/2014.........         136,000       151,314
  12.50%, 08/15/2014.........         123,000       134,733
  13.25%, 05/15/2014.........         124,000       132,580
Treasury Notes
  1.75%, 03/31/2010 (a)......         927,000       925,081
  2.00%, 02/28/2010 (a)......         938,000       938,713
  2.00%, 09/30/2010..........         800,000       800,252
  2.13%, 01/31/2010..........         870,000       872,279
  2.13%, 04/30/2010 (a)......         957,000       961,555
  2.38%, 08/31/2010 (a)......       1,126,000     1,134,929
  2.50%, 03/31/2013 (a)......         626,000       615,903
  2.63%, 05/31/2010 (a)......       1,052,000     1,063,803
  2.75%, 07/31/2010 (a)......       1,064,000     1,080,832
  2.75%, 02/28/2013 (a)......         585,000       582,011
  2.88%, 06/30/2010 (a)......       1,052,000     1,069,852
  2.88%, 01/31/2013 (a)......         499,000       500,512
  3.13%, 11/30/2009 (a)......         824,000       834,918
  3.13%, 04/30/2013 (a)......         661,000       667,042
  3.13%, 08/31/2013 (a)......         783,000       789,178
  3.13%, 09/30/2013..........         100,000       100,645
  3.25%, 12/31/2009 (a)......         799,000       811,856
  3.38%, 10/15/2009..........         513,000       520,397
  3.38%, 11/30/2012 (a)......         499,000       511,305
  3.38%, 06/30/2013 (a)......         734,000       749,253
  3.38%, 07/31/2013 (a)......         721,000       734,548
  3.50%, 11/15/2009..........         529,000       538,247
  3.50%, 12/15/2009..........         527,000       536,244
  3.50%, 02/15/2010..........         500,000       511,125
  3.50%, 05/31/2013 (a)......         672,000       688,780
  3.50%, 02/15/2018 (a)......         814,000       797,533
  3.63%, 10/31/2009 (a)......         731,000       743,712
  3.63%, 01/15/2010 (a)......         483,000       493,935
  3.63%, 06/15/2010 (a)......         491,000       506,074
  3.63%, 12/31/2012 (a)......         459,000       475,290
  3.63%, 05/15/2013..........         649,000       669,638
  3.88%, 05/15/2010 (a)......         536,000       553,527
  3.88%, 07/15/2010..........         467,000       483,957
  3.88%, 09/15/2010 (a)......         439,000       456,051
  3.88%, 10/31/2012 (a)......         464,000       485,469
  3.88%, 02/15/2013 (a)......         643,000       669,479
  3.88%, 05/15/2018 (a)......         705,000       709,096
  4.00%, 03/15/2010 (a)......         508,000       523,941
  4.00%, 04/15/2010 (a)......         485,000       501,039
  4.00%, 11/15/2012 (a)......         544,000       572,272
  4.00%, 02/15/2014 (a)......         942,000       989,185
  4.00%, 02/15/2015 (a)......         820,000       860,434
  4.00%, 08/15/2018 (a)......         850,000       861,687
  4.13%, 08/15/2010 (a)......         439,000       457,100
  4.13%, 08/31/2012 (a)......         469,000       494,575
  4.13%, 05/15/2015 (a)......         794,000       837,074
  4.25%, 10/15/2010..........         398,000       416,571
  4.25%, 01/15/2011 (a)......         467,000       491,069
  4.25%, 09/30/2012 (a)......         469,000       497,004
  4.25%, 08/15/2013..........         982,000     1,042,668
  4.25%, 11/15/2013 (a)......       1,015,000     1,078,153
  4.25%, 08/15/2014 (a)......         815,000       866,916
  4.25%, 11/15/2014 (a)......         818,000       869,869
  4.25%, 08/15/2015 (a)......         766,000       810,183
  4.25%, 11/15/2017 (a)......         755,000       782,210
  4.38%, 12/15/2010 (a)......         448,000       470,776
  4.38%, 08/15/2012 (a)......         499,000       531,704
  4.50%, 05/15/2010 (a)......         506,000       527,161
  4.50%, 11/15/2010 (a)......         461,000       485,396
  4.50%, 02/28/2011 (a)......         502,000       530,905
  4.50%, 09/30/2011 (a)......         506,000       538,116
  4.50%, 11/30/2011..........         505,000       536,805
  4.50%, 03/31/2012 (a)......         467,000       496,879
  4.50%, 04/30/2012 (a)......         467,000       497,869
  4.50%, 11/15/2015..........         741,000       792,114
  4.50%, 02/15/2016 (a)......         756,000       806,130
  4.50%, 05/15/2017 (a)......         755,000       794,713
  4.63%, 11/15/2009 (a)......         523,000       538,507
  4.63%, 08/31/2011 (a)......         617,000       658,302
  4.63%, 10/31/2011 (a)......         503,000       536,822
  4.63%, 12/31/2011 (a)......         466,000       497,338
  4.63%, 02/29/2012 (a)......         456,000       486,771
  4.63%, 07/31/2012 (a)......         469,000       502,613
  4.63%, 11/15/2016 (a)......         731,000       778,771
  4.63%, 02/15/2017 (a)......         756,000       804,089
  4.75%, 02/15/2010 (a)......         577,000       599,543
  4.75%, 03/31/2011 (a)......         504,000       537,072
  4.75%, 01/31/2012 (a)......         432,000       462,992
  4.75%, 05/31/2012 (a)......         469,000       503,936
  4.75%, 05/15/2014 (a)......         878,000       958,074
  4.75%, 08/15/2017 (a)......         760,000       813,816
  4.88%, 04/30/2011 (a)......         490,000       524,349
  4.88%, 05/31/2011 (a)......         518,000       555,109
  4.88%, 07/31/2011 (a)......         494,000       530,195
  4.88%, 02/15/2012 (a)......         731,000       785,774
  4.88%, 06/30/2012 (a)......         479,000       517,248
  4.88%, 08/15/2016 (a)......         771,000       835,109
  5.00%, 02/15/2011 (a)......         727,000       777,352
  5.00%, 08/15/2011 (a)......         845,000       911,510
  5.13%, 06/30/2011 (a)......         500,000       539,290
  5.13%, 05/15/2016 (a)......         756,000       832,243
  5.75%, 08/15/2010 (a)......         683,000       731,309
  6.50%, 02/15/2010 (a)......         666,000       708,011
                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $66,661,514).........                    66,695,396
                                                -----------


SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                   SHARES         VALUE
                                 ----------   ------------
SHORT TERM INVESTMENTS -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (b)(c)                            148,592   $    148,592
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)               19,398,412     19,398,412
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $19,547,004).........                   19,547,004
                                              ------------
TOTAL INVESTMENTS -- 128.0%
  (Cost $86,208,518).........                   86,242,400
OTHER ASSETS AND
  LIABILITIES -- (28.0)%.....                  (18,891,641)
                                              ------------
NET ASSETS -- 100.0%.........                 $ 67,350,759
                                              ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR LEHMAN LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
U.S. TREASURY OBLIGATIONS -- 98.7%
Treasury Bonds
  4.38%, 02/15/2038...........    $  675,000   $   682,938
  4.50%, 02/15/2036 (a).......     1,051,000     1,077,801
  4.50%, 05/15/2038 (a).......       432,000       445,941
  4.75%, 02/15/2037 (a).......       631,000       674,482
  5.00%, 05/15/2037 (a).......       629,000       698,945
  5.25%, 11/15/2028 (a).......       412,000       455,759
  5.25%, 02/15/2029 (a).......       424,000       469,283
  5.38%, 02/15/2031 (a).......       674,000       765,320
  5.50%, 08/15/2028 (a).......       448,000       509,864
  6.00%, 02/15/2026 (a).......       476,000       564,403
  6.13%, 11/15/2027 (a).......       819,000       995,945
  6.13%, 08/15/2029...........       408,000       501,742
  6.25%, 08/15/2023 (a).......       879,000     1,054,035
  6.25%, 05/15/2030 (a).......       661,000       828,326
  6.38%, 08/15/2027...........       338,000       420,881
  6.50%, 11/15/2026 (a).......       415,000       520,617
  6.63%, 02/15/2027...........       361,000       459,614
  6.75%, 08/15/2026...........       312,000       400,031
  6.88%, 08/15/2025 (a).......       407,000       524,985
  7.13%, 02/15/2023 (a).......       587,000       756,203
  7.25%, 08/15/2022 (a).......       382,000       495,343
  7.50%, 11/15/2024 (a).......       354,000       482,014
  7.63%, 11/15/2022 (a).......       262,000       351,263
  7.63%, 02/15/2025 (a).......       338,000       465,855
  7.88%, 02/15/2021 (a).......       374,000       501,669
  8.00%, 11/15/2021 (a).......     1,157,000     1,579,721
  8.13%, 08/15/2019 (a).......       707,000       950,180
  8.13%, 05/15/2021...........       370,000       506,922
  8.13%, 08/15/2021 (a).......       334,000       458,592
  8.50%, 02/15/2020...........       359,000       497,348
  8.75%, 05/15/2020 (a).......       253,000       357,833
  8.75%, 08/15/2020 (a).......       659,000       933,645
  8.88%, 02/15/2019...........       469,000       657,064
  9.00%, 11/15/2018...........       275,000       387,613
                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $21,575,403)..........                  21,432,177
                                               -----------
SHORT TERM INVESTMENTS -- 29.2%
MONEY MARKET FUNDS -- 29.2%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (b)(c)                              22,667   $    22,667
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)                 6,306,290     6,306,290
                                               -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,328,957)...........                   6,328,957
                                               -----------
TOTAL INVESTMENTS -- 127.9%
  (Cost $27,904,360)..........                  27,761,134
OTHER ASSETS AND
  LIABILITIES -- (27.9)%......                  (6,058,287)
                                               -----------
NET ASSETS -- 100.0%..........                 $21,702,847
                                               ===========




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT         VALUE
--------------------              ----------   ------------
U.S. TREASURY OBLIGATIONS -- 99.2%
Treasury Inflation Protected Indexed Bonds
  1.75%, 01/15/2028 (a).....      $4,263,157   $  3,702,296
  2.00%, 01/15/2026 (a).....       6,041,143      5,487,049
  2.38%, 01/15/2025 (a).....       8,676,971      8,371,889
  2.38%, 01/15/2027 (a).....       4,900,932      4,714,843
  3.38%, 04/15/2032.........       1,692,501      1,931,838
  3.63%, 04/15/2028 (a).....       6,014,174      6,884,365
  3.88%, 04/15/2029.........       7,190,675      8,547,915
Treasury Inflation Protected Indexed Notes
  0.63%, 04/15/2013 (a).....       2,479,512      2,338,105
  0.88%, 04/15/2010 (a).....       8,632,378      8,470,521
  1.38%, 07/15/2018 (a).....       1,998,945      1,843,407
  1.63%, 01/15/2015 (a).....       5,963,865      5,790,555
  1.63%, 01/15/2018 (a).....       4,696,716      4,441,355
  1.88%, 07/15/2013 (a).....       6,294,890      6,272,291
  1.88%, 07/15/2015 (a).....       5,238,394      5,141,798
  2.00%, 04/15/2012 (a).....       5,111,201      5,119,992
  2.00%, 01/15/2014 (a).....       6,579,647      6,551,881
  2.00%, 07/15/2014 (a).....       6,041,328      6,004,536
  2.00%, 01/15/2016 (a).....       5,133,642      5,057,459
  2.38%, 04/15/2011 (a).....       6,096,271      6,161,989
  2.38%, 01/15/2017 (a).....       5,124,494      5,159,700
  2.50%, 07/15/2016 (a).....       5,610,528      5,730,649
  2.63%, 07/15/2017.........       4,049,272      4,163,785
  3.00%, 07/15/2012 (a).....       7,676,615      7,977,692
  3.38%, 01/15/2012.........       2,026,301      2,122,550
  3.50%, 01/15/2011.........       3,783,248      3,930,455
  4.25%, 01/15/2010 (a).....       3,725,435      3,828,480
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $142,600,014).......                    135,747,395
                                               ------------




                                    SHARES
                                  ----------
SHORT TERM INVESTMENTS -- 29.2%
MONEY MARKET FUNDS -- 29.2%
State Street Institutional
  Liquid
  Reserves Fund 2.41%,
  (b)(c)                             105,084   $    105,084
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)                39,786,305     39,786,305
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $39,891,389)........                     39,891,389
                                               ------------
TOTAL INVESTMENTS -- 128.4%
  (Cost $182,491,403).......                    175,638,784
OTHER ASSETS AND
  LIABILITIES -- (28.4)%....                    (38,896,363)
                                               ------------
NET ASSETS -- 100.0%........                   $136,742,421
                                               ============




   (a) Security, or portion thereof, was on loan at September 30, 2008.
   (b) The rate shown is the annualized seven day yield at period end.
   (c) Affiliated Fund managed by SSgA Funds Management, Inc.
   (d) Investments of cash collateral for securities loaned.

SPDR LEHMAN CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
MUNICIPAL BONDS AND NOTES -- 97.2%
CALIFORNIA -- 96.4%
Alameda Corridor
  Transportation Authority,
  CA, Revenue, Series A
  (AMBAC)
  5.45%*, 10/01/2018..........    $1,045,000   $   590,969
Azusa, CA, Public Financing
  Authority Revenue (FSA)
  5.00%, 07/01/2039...........       800,000       730,904
Bakersfield, CA, Wastewater
  Revenue, Series A (FSA)
  5.00%, 09/15/2032...........       500,000       472,005
California Educational
  Facilities Authority
  Revenue, Series A
  4.75%, 10/01/2037...........       740,000       647,648
California Infrastructure &
  Economic Development Bank
  Revenue, Lien A,
  (Pre-refunded) (AMBAC)
  5.00%, 07/01/2036...........       175,000       169,932
California State Department of
  Water Resources & Power
  Supply Revenue,
  Series A (AMBAC)
  5.50%, 05/01/2013...........     1,000,000     1,079,020
California State Economic
  Recovery,
  Series A (MBIA)
  5.00%, 07/01/2015...........     1,000,000     1,054,480
California State Public Works
  Board, Lease Revenue, Series
  D
  5.00%, 05/01/2025...........       500,000       483,030
California State University
  Revenue:
  Series A (AMBAC)
  5.00%, 11/01/2025...........       500,000       475,495
  Series A (FSA)
  5.00%, 11/01/2037...........       220,000       201,663
Chabot-Las Positas Community
  College District, Series B
  (AMBAC)
  6.18%*, 08/01/2024..........     1,400,000       507,822
Coast Community College
  District, CA,
  Series B (FSA)
  5.00%, 08/01/2023...........       800,000       784,352
Desert Community College
  District, CA,
  Series C (FSA)
  5.00%, 08/01/2037...........       300,000       280,050
Eastern Municipal Water
  District, CA, Water & Sewer
  Revenue, Series H
  5.00%, 07/01/2035...........     1,000,000       917,230
Los Angeles, CA, Community
  College District, Series A
  (FGIC)
  5.00%, 08/01/2032...........     1,000,000       944,100
Los Angeles, CA, Metro
  Transportation Authority,
  Sales Tax Revenue,
  Series A (FSA)
  5.00%, 07/01/2013...........       705,000       754,639
Los Angeles, CA, Unified
  School District,
  Series B (AMBAC)
  5.00%, 07/01/2022...........     1,000,000       979,490
Los Angeles, CA, Water & Power
  Revenue, Series A-1 (AMBAC)
  5.00%, 07/01/2023...........       900,000       873,432
North Orange County, CA,
  Community College District
  (MBIA)
  5.00%, 08/01/2015...........     1,000,000     1,069,040
Redding, CA, Electric System
  Revenue
  Certificate of
  Participation, Series A
  (FSA)
  5.00%, 06/01/2030...........       555,000       520,823
Sacramento, CA, Municipal
  Utility District Electric
  Revenue, Series U (FSA)
  5.00%, 08/15/2023...........     1,000,000       970,340
San Diego, CA, Community
  College District (FSA)
  5.00%, 08/01/2032...........     1,000,000       950,520
San Francisco, CA, Bay Area
  Rapid Transit District,
  Series B
  5.00%, 08/01/2022...........       500,000       499,470
San Francisco, CA, Bay Area
  Toll Authority Toll Bridge
  Revenue, Series F
  5.00%, 04/01/2025...........       800,000       768,720
San Francisco, CA, City &
  County Public Utilities
  Commission Water Revenue:
  Series A (FSA)
  4.50%, 11/01/2031...........       500,000       414,230
  4.75%, 11/01/2036...........       500,000       432,060
San Francisco, CA, Community
  College District,
  Series B (AMBAC)
  5.25%, 06/15/2012...........       800,000       854,744
San Juan, CA, Public Power
  Agency Project Revenue,
  Series L (FSA)
  5.00%, 07/01/2022...........       100,000        96,995
San Mateo County, CA,
  Community College District,
  Series B
  5.00%, 09/01/2031...........       315,000       301,729
Santa Clara Valley
  Transportation Authority,
  Sales Tax Revenue, Series A
  (AMBAC)
  5.00%, 04/01/2036...........       500,000       459,845
University of California,
  Revenue,
  Series A (AMBAC)
  5.13%, 05/15/2018...........       500,000       514,550
                                               -----------
                                                19,799,327
                                               -----------
PUERTO RICO -- 0.8%
Puerto Rico Commonwealth
  Infrastructure Financing
  Authority, Series A (AMBAC)
  6.48%*, 07/01/2029..........       655,000       177,282
                                               -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $21,380,416)..........                  19,976,609
                                               -----------


SPDR LEHMAN CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                    SHARES      VALUE
                                   -------   -----------
SHORT TERM INVESTMENT -- 1.5%
MONEY MARKET FUND -- 1.5%
State Street Institutional Tax
  Free Money
  Market Fund 5.86% (a)(b)
  (Cost $308,644)..............    308,644   $   308,644
                                             -----------
TOTAL INVESTMENTS -- 98.7%
  (Cost $21,689,060)...........               20,285,253
OTHER ASSETS AND
  LIABILITIES -- 1.3%..........                  257,271
                                             -----------
NET ASSETS -- 100.0%...........              $20,542,524
                                             ===========




*   Zero-coupon bond -- Rate shown represents current yield to maturity.
(a) Affiliated Fund managed by SSgA Funds Management, Inc.
(b) The rate shown is the annualized seven-day yield at period end. Pre-refunded. Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds at the earliest refunding date.


                                       AS A % OF TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                     ---------------
Ambac Financial Group (AMBAC).......        32.5%
Financial Guaranty Insurance Company
  (FGIC)............................         4.6%
Financial Security Assurance, Inc.
  (FSA).............................        32.2%
Municipal Bond Investors Assurance
  Corp (MBIA).......................        10.3%

SPDR LEHMAN NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT         VALUE
--------------------               ------------   -----------
MUNICIPAL BONDS AND NOTES -- 95.5%
NEW YORK -- 91.3%
Battery Park, NY, City
  Authority Revenue, Series A
  5.25%, 11/01/2021..........        $  100,000   $   102,364
Erie County, NY, Industrial
  Development Agency,
  Series A (FSA)
  5.75%, 05/01/2024..........           500,000       517,765
Liberty, NY, Development
  Corporation Revenue
  5.25%, 10/01/2035..........           500,000       412,860
New York City, NY, Cultural
  Resource Revenue, Museum
  Modern Art, Series A-1
  5.00%, 04/01/2031..........           300,000       283,734
New York State Dorm Authority
  Revenue:
  Series A
  5.00%, 07/01/2038..........           650,000       584,233
  Series C
  5.00%, 12/15/2020..........           500,000       506,340
New York State Dorm Authority
  Revenue, Fordham
  University, Series B
  (ASSURED GTY)
  5.00%, 07/01/2033..........           500,000       462,055
New York State Environmental
  Facscorp, Series A
  4.50%, 06/15/2036..........           885,000       755,294
New York State General
  Obligation
  5.00%, 04/15/2015..........         1,000,000     1,070,030
New York State Local
  Government Assistance Corp.
  Series C
  5.00%, 04/01/2018..........           650,000       685,159
New York State Thruway
  Authority, General Revenue:
  Series B
  5.00%, 04/01/2027..........           300,000       282,537
  Series H (FGIC)
  5.00%, 01/01/2032..........           500,000       467,575
New York State Urban
  Development Corporation
  Revenue:
  Series A-1 (AMBAC)
  5.00%, 12/15/2022..........           520,000       518,393
  Series A-1
  5.00%, 12/15/2027..........           250,000       238,983
New York, NY, General
  Obligation,
  Series G
  5.00%, 08/01/2025..........           385,000       359,721
New York, NY, General
  Obligation,
  (Pre-refunded) Series J
  5.50%, 06/01/2020..........         1,000,000     1,094,280
New York, NY, Municipal
  Finance Authority, Water
  and Sewer System Revenue
  5.00%, 06/15/2037..........           500,000       461,975
New York, NY, Transitional
  Finance Authority (Escrow
  to Maturity)
  5.00%, 11/01/2009..........           450,000       463,338
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029..........           500,000       476,130
Sales Tax Asset Receivables
  Corporation, NY,
  Series A (MBIA)
  5.00%, 10/15/2020..........           500,000       506,745
Triborough Bridge & Tunnel
  Authority, NY, Revenue
  5.00%, 11/15/2037..........           500,000       466,625
Westchester County, NY,
  General Obligation, Series
  A
  3.75%, 11/15/2012..........           500,000       511,095
                                                  -----------
                                                   11,227,231
                                                  -----------
PUERTO RICO -- 4.2%
Puerto Rico Electric Power
  Authority Revenue, Series
  UU (FSA)
  5.00%, 07/01/2016..........           500,000       516,820
                                                  -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $12,569,897).........                      11,744,051
                                                  -----------




                                      SHARES
                                     -------
SHORT TERM INVESTMENT -- 3.0%
MONEY MARKET FUND -- 3.0%
State Street Institutional Tax
  Free Money Market Fund
  5.86% (a)(b) (Cost
  $361,778)....................      361,778   $   361,778
                                               -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $12,931,675)...........                 12,105,829
OTHER ASSETS AND
  LIABILITIES -- 1.5%..........                    190,530
                                               -----------
NET ASSETS -- 100.0%...........                $12,296,359
                                               ===========




(a) Affiliated Fund managed by SSgA Funds Management, Inc.
(b) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity. Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded. Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds at the earliest refunding date.

                                       AS A % OF TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                     ---------------
Ambac Financial Group (AMBAC).......         4.2%
Assured Guaranty Corporation
  (ASSURED GTY).....................         3.8%
Financial Guaranty Insurance Company
  (FGIC)............................         3.8%
Financial Security Assurance, Inc.
  (FSA).............................         8.4%
Municipal Bond Investors Assurance
  Corp (MBIA).......................         4.1%

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
MUNICIPAL BONDS AND NOTES -- 96.4%
ALABAMA -- 1.6%
Alabama Public School &
  College Authority
  5.00%, 12/01/2023..........    $1,500,000   $  1,456,440
Auburn University, AL,
  General Fee Revenue (FSA)
  5.00%, 06/01/2038..........     2,200,000      2,021,492
Birmingham, AL, Capital
  Investment, Series A
  4.50%, 12/01/2027..........     1,000,000        834,460
                                              ------------
                                                 4,312,392
                                              ------------
ARIZONA -- 2.1%
Arizona State Transportation
  Board, Excise Tax Revenue
  5.00%, 07/01/2021..........     1,500,000      1,509,390
Phoenix, AZ, General
  Obligation, Series A
  5.00%, 07/01/2017..........     1,000,000      1,067,030
Pima County, AZ, Industrial
  Development Authority
  Lease Revenue
  5.00%, 09/01/2039..........     2,000,000      1,773,240
Salt River Project, AZ,
  Agricultural Improvement &
  Power District:
  Series A
  5.00%, 01/01/2016..........       500,000        533,415
  5.00%, 01/01/2022..........       500,000        498,525
                                              ------------
                                                 5,381,600
                                              ------------
CALIFORNIA -- 14.8%
Azusa, CA, Public Financing
  Authority Revenue (FSA)
  5.00%, 07/01/2039..........     1,200,000      1,096,356
Bay Area Toll Authority, CA,
  Toll Bridge Revenue, San
  Fransisco Bay Area, Series
  F
  5.00%, 04/01/2031..........     1,500,000      1,404,225
California State Economic
  Recovery, General
  Obligation:
  Series A
  5.00%, 01/01/2011..........     1,000,000      1,044,160
  5.00%, 07/01/2015..........       575,000        606,326
California State Public Works
  Board, Lease Revenue,
  Series D
  5.00%, 05/01/2025..........     1,000,000        966,060
California State University
  Revenue:
  Series A (FSA)
  4.50%, 11/01/2044..........     6,090,000      4,758,665
  5.00%, 11/01/2037..........     1,000,000        916,650
Golden Empire Schools
  Financing Authority,
  California Lease Revenue
  4.00%, 05/01/2010..........     4,000,000      4,042,000
Los Angeles County, CA,
  Public Work Financing
  Authority Lease Revenue,
  Series A (MBIA)
  5.00%, 12/01/2027..........       300,000        273,537
Los Angeles, CA, Unified
  School District:
  Series A
  5.00%, 07/01/2018..........       900,000        930,879
  Series A-1 (MBIA)
  5.00%, 07/01/2016..........     3,000,000      3,136,770
  Series B (FSA)
  4.75%, 07/01/2019..........     3,485,000      3,516,225
San Diego, CA, Community
  College District (FSA)
  5.00%, 05/01/2020..........     2,720,000      2,762,541
San Diego, CA, Unified School
  District, Series C-2 (FSA)
  5.50%, 07/01/2019..........     1,600,000      1,711,344
San Francisco, CA, Bay Area
  Rapid Transit District:
  Series B
  5.00%, 08/01/2022..........     1,500,000      1,498,410
  5.00%, 08/01/2032..........     1,600,000      1,531,184
San Francisco, CA, City &
  County Public Utilities
  Commission Water Revenue,
  Series A (FSA)
  4.50%, 11/01/2031..........     1,000,000        828,460
San Jose Evergreen, CA,
  Community College District,
  Series A (AMBAC)
  4.95%*, 09/01/2020.........     2,500,000      1,311,525
University of California:
  Series B
  4.75%, 05/15/2038..........     1,300,000      1,121,224
  Series J (FSA)
  4.50%, 05/15/2031..........     3,000,000      2,471,040
West Valley-Mission Community
  College District Election
  2004-A (FSA)
  5.00%, 08/01/2030..........     2,000,000      1,895,540
Yuba, CA, Community College
  District, Series B (AMBAC)
  4.75%, 08/01/2037..........     1,000,000        835,510
                                              ------------
                                                38,658,631
                                              ------------
COLORADO -- 1.9%
Douglas County, CO, School
  District,
  Series B
  5.00%, 12/15/2019..........     2,000,000      2,077,540
University of Colorado
  Enterprise System Revenue
  (FGIC)
  5.00%, 06/01/2023..........     3,000,000      2,929,740
                                              ------------
                                                 5,007,280
                                              ------------
CONNECTICUT -- 1.1%
Connecticut State General
  Obligation:
  Series A
  4.50%, 05/01/2026..........     1,000,000        899,510
  Series C (FGIC)
  5.00%, 04/01/2011..........     2,000,000      2,095,940
                                              ------------
                                                 2,995,450
                                              ------------

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
FLORIDA -- 1.9%
Florida State Board of
  Education, Series B
  5.25%, 06/01/2013..........    $2,000,000   $  2,135,040
Florida State Board Of Public
  Education, General
  Obligation
  5.00%, 06/01/2016..........       900,000        946,701
Florida State Department of
  Environmental Protection
  Revenue,
  Series A
  5.00%, 07/01/2009..........     1,000,000      1,017,020
Gainesville, FL, Utility
  System Revenue, (Pre-
  refunded),
  Series A (FSA)
  5.00%, 10/01/2035..........       900,000        969,795
                                              ------------
                                                 5,068,556
                                              ------------
GEORGIA -- 2.3%
Augusta, GA, Water & Sewer
  Revenue (FSA)
  5.00%, 10/01/2014..........     1,085,000      1,165,030
Georgia State General
  Obligation:
  Series B
  5.00%, 04/01/2012..........     2,000,000      2,125,620
  Series D
  5.00%, 07/01/2009..........     1,000,000      1,020,750
Milledgeville -- Baldwin
  County, GA, Development
  Authority,
  (Pre-refunded)
  5.50%, 09/01/2024..........     1,500,000      1,655,040
                                              ------------
                                                 5,966,440
                                              ------------
HAWAII -- 0.9%
Hawaii State General
  Obligation, Series DJ
  (AMBAC)
  5.00%, 04/01/2023..........       900,000        884,529
Honolulu, HI, City & County,
  General Obligation,
  Series A
  5.00%, 07/01/2029..........     1,500,000      1,411,305
                                              ------------
                                                 2,295,834
                                              ------------
ILLINOIS -- 5.4%
Chicago, IL, General
  Obligation:
  Series A
  5.00%, 01/01/2015..........       900,000        947,718
  Series B (FSA)
  5.00%, 01/01/2022..........     1,000,000        980,010
Chicago, IL, Metropolitan
  Water Reclamation District:
  Series A
  5.00%, 12/01/2020..........     1,000,000      1,020,970
  Series C
  5.25%, 12/01/2032..........     5,000,000      4,959,050
Chicago, IL, O'Hare
  International Airport
  Revenue, Series A
  5.00%, 01/01/2038..........     1,500,000      1,332,345
Chicago, IL, Water Revenue
  5.25%, 11/01/2038..........     2,500,000      2,352,575
Illinois State General
  Obligation,
  Series B
  5.00%, 03/01/2014..........     2,000,000      2,128,400
Southwestern, IL, Development
  Authority Revenue (FSA)
  5.43%*, 12/01/2021.........     1,125,000        504,967
                                              ------------
                                                14,226,035
                                              ------------
INDIANA -- 1.6%
Indiana Finance Authority,
  Highway Revenue,
  Series A (FGIC)
  4.50%, 12/01/2020..........     1,000,000        952,880
Indiana State Finance
  Authority,
  Series A-1
  5.00%, 11/01/2015..........     3,000,000      3,134,310
                                              ------------
                                                 4,087,190
                                              ------------
KANSAS -- 0.8%
Kansas State Department of
  Transportation Highway
  Revenue,
  Series A
  5.00%, 09/01/2011..........     2,000,000      2,114,100
                                              ------------
KENTUCKY -- 1.4%
Kentucky State Property &
  Buildings Commission
  5.00%, 08/01/2013..........     1,000,000      1,061,030
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2025..........     1,500,000      1,455,195
Kentucky State Turnpike
  Authority, Economic
  Recovery,
  Series B
  4.50%, 07/01/2023..........     1,285,000      1,141,067
                                              ------------
                                                 3,657,292
                                              ------------
MARYLAND -- 2.6%
Maryland State General
  Obligation
  5.00%, 08/01/2012..........     1,250,000      1,332,725
Maryland State, Department of
  Transportation
  5.00%, 02/15/2015..........     1,500,000      1,598,250
Montgomery, MD, General
  Obligation,
  Series A
  5.00%, 09/01/2015..........     3,530,000      3,769,616
                                              ------------
                                                 6,700,591
                                              ------------
MASSACHUSETTS -- 4.0%
Massachusetts Bay
  Transportation Authority,
  Massachusetts Sales
  Tax Revenue, Series A
  5.00%, 07/01/2021..........     1,000,000      1,011,210
Massachusetts School Building
  Authority:
  5.00%, 08/15/2026..........     3,000,000      2,910,180
  Series A
  5.00%, 08/15/2024..........     1,000,000        980,620

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
Massachusetts State General
  Obligation:
  Series A
  5.25%, 08/01/2019..........    $  900,000   $    945,468
  Series C (FSA)
  5.50%, 12/01/2022..........     2,500,000      2,581,925
Massachusetts State Water
  Pollution Abatement Trust
  5.25%, 08/01/2033..........     2,000,000      1,953,740
                                              ------------
                                                10,383,143
                                              ------------
MICHIGAN -- 0.6%
Michigan Municipal Bond
  Authority Revenue
  5.00%, 10/01/2022..........     1,700,000      1,686,485
                                              ------------
MINNESOTA -- 1.5%
Minnesota State, General
  Obligation:
  5.00%, 06/01/2015..........     1,820,000      1,954,025
  5.00%, 06/01/2018..........     1,940,000      2,032,887
                                              ------------
                                                 3,986,912
                                              ------------
MISSISSIPPI -- 0.4%
Mississippi State, General
  Obligation
  5.00%, 12/01/2013..........     1,000,000      1,069,250
                                              ------------
MISSOURI -- 0.7%
Missouri State Regional
  Convention & Sports Complex
  Authority (AMBAC)
  5.25%, 08/15/2016..........     1,800,000      1,888,776
                                              ------------
MONTANA -- 0.9%
Montana State Department of
  Transportation Revenue
  (MBIA)
  5.00%, 06/01/2015..........     2,130,000      2,264,893
                                              ------------
NEBRASKA -- 1.8%
Omaha Public Power District,
  Series A
  5.00%, 02/01/2039..........     5,000,000      4,625,850
                                              ------------
NEVADA -- 6.2%
Clark County, NV, General
  Obligation (FSA):
  4.50%, 06/01/2018..........     1,475,000      1,478,717
  4.75%, 06/01/2025..........     1,735,000      1,589,520
Clark County, NV, Highway
  Improvement Revenue (AMBAC)
  5.00%, 07/01/2012..........     1,000,000      1,057,200
Clark County, NV, School
  District, General
  Obligation:
  Series A
  5.00%, 06/15/2014..........       900,000        955,305
  Series B
  4.50%, 06/15/2016..........     1,010,000      1,029,705
  Series D (MBIA)
  5.00%, 06/15/2017..........     4,815,000      5,001,726
Las Vegas, NV, Convention &
  Visitors Authority Revenue
  (AMBAC)
  5.00%, 07/01/2016..........     2,360,000      2,455,674
Las Vegas Valley, NV, Water
  District, General
  Obligation, Series B
  5.00%, 06/01/2015..........     1,500,000      1,600,425
Nevada State Highway
  Improvement Revenue, (FSA)
  5.00%, 12/01/2017..........     1,000,000      1,056,150
                                              ------------
                                                16,224,422
                                              ------------
NEW JERSEY -- 2.4%
New Jersey State Educational
  Facilities Authority
  Revenue, Higher Education,
  Capital Improvement,
  Series A
  5.00%, 09/01/2018..........       735,000        760,123
New Jersey State
  Transportation Trust Fund
  Authority:
  (Escrow to Maturity)
  Series A (FGIC)
  5.25%, 06/15/2012..........     1,305,000      1,401,361
  Series C (FSA)
  6.50%*, 12/15/2029.........     2,585,000        754,794
New Jersey State Turnpike
  Authority,
  Series A (FSA)
  5.25%, 01/01/2027..........     1,000,000        981,510
New Jersey State, Montclair
  State University, Series J
  5.25%, 07/01/2020..........     2,420,000      2,479,556
                                              ------------
                                                 6,377,344
                                              ------------
NEW MEXICO -- 0.8%
New Mexico, Severance Tax,
  Series A-1
  4.00%, 07/01/2014..........     2,000,000      2,022,320
                                              ------------
NEW YORK -- 12.8%
Erie County, NY, Industrial
  Development Agency,
  Series A (FSA)
  5.75%, 05/01/2019..........     1,500,000      1,643,310
Long Island Power Authority,
  NY, Electric System
  Revenue,
  Series F (MBIA)
  5.00%, 05/01/2018..........     1,500,000      1,512,840
New York Local Government
  Assistance Corp., Series A
  5.00%, 04/01/2020..........     3,000,000      3,072,900
New York, NY, City
  Transitional Finance
  Authority Revenue:
  Series B
  5.00%, 08/01/2021..........     2,725,000      2,728,270
  Series C-1
  5.00%, 11/01/2020..........       900,000        912,420
  Series D-1
  5.00%, 11/01/2013..........     1,500,000      1,600,200
New York, NY, City Municipal
  Water Finance Authority:
  Series A
  5.00%, 06/15/2038..........     1,000,000        932,680
  Series C
  4.75%, 06/15/2033..........     1,000,000        890,560
  Series C
  5.00%, 06/15/2035..........     2,320,000      2,173,840
  Series D
  5.00%, 06/15/2038..........     1,000,000        932,680
  Series DD
  4.63%, 06/15/2031..........     1,030,000        899,365

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
New York, NY, General
  Obligation:
  Series B
  5.25%, 08/01/2015..........    $2,000,000   $  2,089,560
  Series C-1
  5.00%, 10/01/2012..........     1,400,000      1,465,422
New York State Dormitory
  Authority 5.00%,
  07/01/2038.................     3,350,000      3,011,047
New York State Environmental
  Facscorp,
  Series A
  4.50%, 06/15/2036..........     1,500,000      1,280,160
New York State Thruway
  Authority:
  Series A
  5.00%, 04/01/2021..........       500,000        499,540
  5.00%, 03/15/2028..........     2,000,000      1,904,340
  Series B (FSA)
  5.00%, 04/01/2014..........     2,000,000      2,133,320
  Series G (FSA)
  4.75%, 01/01/2030..........       920,000        828,276
New York State Urban
  Development Corp. Revenue:
  Series A-1 (AMBAC)
  5.00%, 12/15/2022..........     1,000,000        996,910
  Series B (AMBAC)
  3.63%, 03/15/2012..........       710,000        718,847
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029..........     1,500,000      1,428,390
                                              ------------
                                                33,654,877
                                              ------------
NORTH CAROLINA -- 3.2%
Charlotte, NC, Water & Sewer
  System Revenue
  5.00%, 07/01/2038..........     3,000,000      2,818,860
North Carolina State, General
  Obligation, Series B
  5.00%, 04/01/2016..........     2,000,000      2,148,500
University of North Carolina,
  Chapel Hill
  5.00%, 12/01/2031..........     3,640,000      3,462,441
                                              ------------
                                                 8,429,801
                                              ------------
OHIO -- 2.0%
Columbus, OH, General
  Obligation,
  Series D
  5.00%, 12/15/2009..........     1,000,000      1,031,620
Hamilton County, OH, Sales
  Tax Revenue,
  Series A (AMBAC)
  5.00%, 12/01/2022..........       955,000        915,835
Ohio State General
  Obligation,
  Series A
  5.00%, 06/15/2010..........     2,170,000      2,258,189
University of Akron General
  Receipts,
  Series A (FSA)
  5.00%, 01/01/2033..........     1,000,000        921,130
                                              ------------
                                                 5,126,774
                                              ------------
OREGON -- 0.7%
Portland, OR, Sewer System
  Revenue,
  Series A (MBIA)
  5.00%, 06/01/2015..........     1,730,000      1,823,991
                                              ------------
PENNSYLVANIA -- 2.6%
Central Bucks School, PA,
  School District
  5.00%, 05/15/2023..........     2,500,000      2,466,725
Commonwealth Financing
  Authority Revenue,
  Series A (FSA)
  5.00%, 06/01/2025..........     1,925,000      1,849,136
Pennsylvania State General
  Obligation,
  Series A
  4.50%, 11/01/2021..........     1,390,000      1,336,721
  5.00%, 11/01/2013..........     1,000,000      1,069,680
                                              ------------
                                                 6,722,262
                                              ------------
RHODE ISLAND -- 1.0%
Rhode Island State &
  Providence Plantations,
  Conservation Capital
  Development, Series E
  4.70%, 11/01/2025..........     3,000,000      2,740,710
                                              ------------
SOUTH CAROLINA -- 1.6%
Charleston County, SC, Sales
  Tax Revenue
  5.00%, 11/01/2018..........     2,000,000      2,108,860
South Carolina State Public
  Service Authority, Series C
  5.00%, 01/01/2016..........     1,275,000      1,350,314
South Carolina Transportation
  Infrastructure Bank
  Revenue,
  Series A (AMBAC)
  5.50%, 10/01/2019..........       650,000        689,657
                                              ------------
                                                 4,148,831
                                              ------------
TENNESSEE -- 0.8%
Metropolitan Government
  Nashville & Davidson
  County, TN, Health &
  Educational Facilities
  Board Revenue, Vanderbilt
  University, Series A
  5.00%, 10/01/2013..........     2,000,000      2,139,220
                                              ------------
TEXAS -- 9.7%
Austin, TX, Electrical
  Utilities System Revenue
  (FSA)
  5.00%, 11/15/2035..........     5,100,000      4,569,855
Dallas, TX, General
  Obligation:
  4.75%, 02/15/2026..........     1,500,000      1,375,425
  5.00%, 02/15/2024..........     2,055,000      2,033,155
Denton, TX, Independant
  School District, General
  Obligation
  (PSF- GTD)
  5.00%, 08/15/2028..........     1,000,000        956,250
Houston, TX, Utility System
  Revenue,
  Series A
  5.25%, 11/15/2017..........       900,000        953,433
La Joya, TX, Independent
  School District (PSF-GTD)
  5.00%, 02/15/2034..........     2,800,000      2,627,716
Prosper, TX, Independent
  School District (PSF- GTD)
  5.00%, 02/15/2038..........     1,000,000        934,390

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
Texas State Transportation
  Commission:
  5.00%, 04/01/2026..........    $2,555,000   $  2,457,016
  Series A
  5.00%, 04/01/2020..........     1,000,000      1,013,720
Texas State, General
  Obligation:
  4.75%, 04/01/2036..........     1,000,000        875,560
  5.00%, 04/01/2029..........     3,000,000      2,859,480
University of Texas:
  Series B
  5.00%, 08/15/2010..........     1,000,000      1,042,490
  Series F
  4.75%, 08/15/2026..........     1,890,000      1,735,644
Williamson County, TX,
  General Obligation, (MBIA)
  5.25%, 02/15/2018..........     2,000,000      2,109,220
                                              ------------
                                                25,543,354
                                              ------------
UTAH -- 0.8%
Utah State, General
  Obligation,
  (Pre-refunded), Series A
  5.00%, 07/01/2015..........     2,000,000      2,143,540
                                              ------------
VIRGINIA -- 0.7%
Fairfax County, VA, General
  Obligaion,
  Series A
  4.00%, 04/01/2020..........     1,000,000        921,310
Virginia College Building
  Authority, Educational
  Facilities Revenue,
  Series B
  5.00%, 02/01/2009..........     1,000,000      1,007,890
                                              ------------
                                                 1,929,200
                                              ------------

WASHINGTON -- 2.8%
Central Puget Sound, WA,
  Regional Transit Authority,
  Sales &
  Use Tax Revenue, Series A
  5.00%, 11/01/2036..........     2,000,000      1,857,720
Energy Northwest Washington
  Electric Revenue: Series A
  5.00%, 07/01/2014..........     1,000,000      1,058,700
  Series A (MBIA)
  5.50%, 07/01/2012..........     1,200,000      1,287,396
King County, WA, School
  District, General
  Obligation,
  Series A
  4.00%, 06/01/2011..........     1,250,000      1,284,613
Washington State General
  Obligation:
  Series A
  5.00%, 07/01/2023..........       900,000        871,650
  Series C
  4.25%, 01/01/2013..........     1,000,000      1,031,290
                                              ------------
                                                 7,391,369
                                              ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $267,883,231)........                  252,794,715
                                              ------------
SHORT TERM INVESTMENT -- 2.2%
MONEY MARKET FUND -- 2.2%
State Street Institutional
  Tax Free Money Market Fund
  5.86% (a)(b)
  (Cost $5,626,488)..........     5,626,488   $  5,626,488
                                              ------------
TOTAL INVESTMENTS -- 98.6%
  (Cost $273,509,719)........                  258,421,203
OTHER ASSETS AND
  LIABILITIES -- 1.4%........                    3,728,868
                                              ------------
NET ASSETS -- 100.0%.........                 $262,150,071
                                              ============




*   Zero Coupon Bond -- Rate shown represents current yield to maturity.
(a) Affiliated Fund managed by SSgA Funds Management, Inc.
(b) The rate shown is the annualized seven-day yield at period end.
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Pre-refunded = Bonds which are pre-refunded are collateralized usually by U.S.
  Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds at the earliest refunding date.

                                       AS A % OF TOTAL
INSURANCE COVERAGE                        NET ASSETS
------------------                     ---------------
Ambac Financial Group (AMBAC).......         5.0%
Financial Guaranty Insurance Company
  (FGIC)............................         2.8%
Financial Security Assurance, Inc.
  (FSA).............................        17.5%
Municipal Bond Investors Assurance
  Corp (MBIA).......................         6.6%
Permanent School Fund Guaranteed
  (PSF-GTD).........................         1.7%

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
CORPORATE BONDS & NOTES -- 22.5%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033.........    $   120,000   $    116,609
Honeywell International,
  Inc.
  6.13%, 11/01/2011.........        655,000        685,627
                                              ------------
                                                   802,236
                                              ------------
BANKS -- 0.4%
KfW Bankengruppe
  4.00%, 10/15/2013 (a).....        540,000        546,583
                                              ------------
BEVERAGES -- 0.1%
Diageo Capital PLC
  5.75%, 10/23/2017 (a).....        190,000        180,584
                                              ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.
  6.13%, 10/03/2016 (a).....        190,000        162,880
                                              ------------
CAPITAL MARKETS -- 1.4%
Morgan Stanley
  4.00%, 01/15/2010 (a).....        785,000        628,000
Svensk Exportkredit AB
  5.13%, 03/01/2017 (a).....        300,000        309,873
The Goldman Sachs Group,
  Inc.
  5.35%, 01/15/2016 (a).....        955,000        790,195
  5.95%, 01/15/2027 (a).....        240,000        147,869
                                              ------------
                                                 1,875,937
                                              ------------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours &
  Co.
  5.25%, 12/15/2016.........        300,000        286,850
                                              ------------
COMMERCIAL BANKS -- 4.2%
Bank of New York Mellon
  Corp.
  4.95%, 11/01/2012.........        405,000        393,584
Deutsche Bank AG London
  5.38%, 10/12/2012 (a).....        300,000        283,299
  6.00%, 09/01/2017 (a).....        355,000        319,071
European Investment Bank
  5.00%, 02/08/2010.........      1,000,000      1,035,350
HSBC Bank USA NA
  4.63%, 04/01/2014 (a).....        595,000        523,186
Inter-American Development
  Bank
  5.13%, 09/13/2016.........        300,000        319,674
International Bank for
  Reconstruction &
  Development
  4.75%, 02/15/2035.........         65,000         65,206
JPMorgan Chase Bank NA
  6.00%, 10/01/2017.........        420,000        387,011
Key Bank NA
  5.80%, 07/01/2014.........        355,000        210,977
Oesterreichische
  Kontrollbank AG
  4.75%, 10/16/2012.........        300,000        313,743
Royal Bank of Scotland Group
  PLC
  5.00%, 11/12/2013.........        300,000        265,881
US Bank NA
  6.38%, 08/01/2011 (a).....        190,000        193,131
Wachovia Bank NA
  5.85%, 02/01/2037 (a).....        535,000        393,507
Wells Fargo & Co.
  4.88%, 01/12/2011 (a).....        300,000        296,117
  5.63%, 12/11/2017 (a).....        190,000        177,597
Wells Fargo Bank NA
  4.75%, 02/09/2015.........        655,000        593,469
                                              ------------
                                                 5,770,803
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc.
  5.50%, 02/22/2016.........        180,000        173,317
                                              ------------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032 (a).....        120,000        110,175
Oracle Corp.
  5.00%, 01/15/2011.........        300,000        303,320
                                              ------------
                                                   413,495
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Bank of America Corp.
  7.80%, 02/15/2010.........        460,000        461,754
Bank of America NA
  5.30%, 03/15/2017 (a).....        895,000        781,903
CIT Group, Inc.
  4.25%, 02/01/2010 (a).....        250,000        162,500
Citigroup, Inc.
  5.63%, 08/27/2012 (a).....      1,490,000      1,262,648
Credit Suisse USA, Inc.
  6.50%, 01/15/2012 (a).....        750,000        761,341
General Electric Capital
  Corp.
  5.25%, 10/19/2012.........        300,000        276,951
  5.63%, 05/01/2018 (a).....        660,000        548,596
  6.75%, 03/15/2032.........        180,000        145,515
HSBC Finance Corp.
  5.25%, 01/14/2011.........        250,000        243,523
JPMorgan Chase & Co.
  6.63%, 03/15/2012.........      1,720,000      1,696,158
National Rural Utilities
  Cooperative Finance Corp.
  8.00%, 03/01/2032.........        270,000        284,645
                                              ------------
                                                 6,625,534
                                              ------------
ELECTRIC UTILITIES -- 0.9%
Pacific Gas & Electric Co.
  4.80%, 03/01/2014 (a).....        655,000        618,177
Progress Energy, Inc.
  7.75%, 03/01/2031 (a).....        300,000        311,249
Virginia Electric and Power
  Co.
  5.10%, 11/30/2012.........        270,000        263,243
                                              ------------
                                                 1,192,669
                                              ------------
FOOD & STAPLES RETAILING -- 0.3%
CVS Caremark Corp.
  6.25%, 06/01/2027.........        190,000        167,988
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027 (a).....        240,000        221,467
                                              ------------
                                                   389,455
                                              ------------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035.........        180,000        138,471
General Mills, Inc.
  5.70%, 02/15/2017.........        300,000        288,760
Kraft Foods, Inc.
  5.63%, 11/01/2011.........        300,000        299,500
                                              ------------
                                                   726,731
                                              ------------

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Baxter International, Inc.
  6.25%, 12/01/2037.........    $   110,000   $    107,059
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011.........        655,000        641,256
                                              ------------
HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co.
  5.55%, 03/05/2037 (a).....        180,000        168,917
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
General Electric Co.
  5.25%, 12/06/2017.........        270,000        224,941
                                              ------------
INSURANCE -- 0.8%
American International
  Group, Inc.
  5.45%, 05/18/2017 (a).....        595,000        309,400
MetLife, Inc.
  5.70%, 06/15/2035 (a).....        300,000        220,359
The Allstate Corp.
  5.95%, 04/01/2036 (a).....        120,000        100,851
The Travelers Cos., Inc.
  6.25%, 03/15/2037 (b).....        300,000        246,739
XL Capital, Ltd.
  6.50%, 12/31/2049.........        300,000        165,000
                                              ------------
                                                 1,042,349
                                              ------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036 (a).....        120,000        110,714
                                              ------------
MEDIA -- 0.5%
Comcast Corp.
  6.50%, 01/15/2017 (a).....        240,000        228,453
News America, Inc.
  6.15%, 03/01/2037.........        180,000        145,310
Time Warner Cable, Inc.
  5.85%, 05/01/2017 (a).....        240,000        216,218
Time Warner, Inc.
  7.70%, 05/01/2032.........        180,000        163,665
                                              ------------
                                                   753,646
                                              ------------
METALS & MINING -- 0.4%
Rio Tinto Finance USA, Ltd.
  5.88%, 07/15/2013 (a).....        325,000        316,275
Vale Overseas, Ltd.
  6.88%, 11/21/2036 (a).....        240,000        222,388
                                              ------------
                                                   538,663
                                              ------------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036.........        300,000        252,146
                                              ------------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012.........        300,000        274,850
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
  5.65%, 05/15/2013 (a).....        325,000        313,052
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016.........        240,000        216,258
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038.........        300,000        224,775
ConocoPhillips Canada
  Funding Co.
  5.63%, 10/15/2016 (a).....        655,000        638,236
Kinder Morgan Energy
  Partners LP
  5.80%, 03/15/2035.........        130,000        102,217
Southern Natural Gas Co.
  5.90%, 04/01/2017 (c).....        655,000        604,260
Transocean, Inc.
  6.00%, 03/15/2018 (a).....        110,000        102,978
                                              ------------
                                                 1,888,724
                                              ------------
PHARMACEUTICALS -- 0.8%
Abbott Laboratories
  5.60%, 05/15/2011 (a).....        300,000        309,688
AstraZeneca PLC
  6.45%, 09/15/2037.........         60,000         58,436
Eli Lilly & Co.
  5.20%, 03/15/2017.........        240,000        233,110
Schering-Plough Corp.
  6.00%, 09/15/2017.........        300,000        285,416
Wyeth
  5.95%, 04/01/2037 (a).....        180,000        161,803
                                              ------------
                                                 1,048,453
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
Simon Property Group LP
  5.60%, 09/01/2011.........        205,000        200,248
                                              ------------
RESTAURANTS -- 0.2%
McDonald's Corp.
  5.35%, 03/01/2018.........        270,000        255,068
                                              ------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037.........        120,000         95,704
Norfolk Southern Corp.
  7.70%, 05/15/2017.........        240,000        263,220
                                              ------------
                                                   358,924
                                              ------------
SPECIALTY RETAIL -- 0.3%
Home Depot, Inc.
  5.40%, 03/01/2016.........        300,000        258,013
United Parcel Service, Inc.
  6.20%, 01/15/2038 (a).....        190,000        181,271
                                              ------------
                                                   439,284
                                              ------------
TELECOMMUNICATIONS -- 0.2%
Verizon Communications, Inc.
  6.40%, 02/15/2038 (a).....        325,000        272,669
                                              ------------
TOBACCO -- 0.2%
Philip Morris International,
  Inc.
  4.88%, 05/16/2013 (a).....        325,000        308,105
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
AT&T Corp.
  8.00%, 11/15/2031.........        355,000        370,154
Deutsche Telekom
  International Finance BV
  8.50%, 06/15/2010 (d).....        655,000        687,665
Embarq Corp.
  7.08%, 06/01/2016 (a).....        120,000         98,400
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012.........        300,000        322,427
Telecom Italia Capital
  5.25%, 10/01/2015.........        415,000        346,297
Verizon Global Funding Corp.
  6.88%, 06/15/2012.........        300,000        309,245

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
Vodafone Group PLC
  5.63%, 02/27/2017.........    $   180,000   $    162,013
                                              ------------
                                                 2,296,201
                                              ------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $33,633,412).......................     30,642,343
                                              ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 1.8%
Federal Republic of Brazil
  8.25%, 01/20/2034.........        270,000        307,800
Province of Ontario
  4.95%, 06/01/2012.........        355,000        370,282
Province of Quebec
  7.50%, 09/15/2029.........        355,000        458,250
Republic of Italy
  5.63%, 06/15/2012.........        595,000        637,172
United Mexican States
  5.63%, 01/15/2017.........        655,000        635,711
                                              ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $2,459,843).........                     2,409,215
                                              ------------
U.S. AGENCY MBS TBA -- 40.1%
Fannie Mae
  5.00% 15YR TBA............      2,900,000      2,880,969
  5.50% 30YR TBA............     13,100,000     13,067,250
  6.00% 15YR TBA............      2,700,000      2,752,313
  6.50% 30YR TBA............      5,100,000      5,230,687
  7.00% 30YR TBA............      1,750,000      1,827,656
Freddie Mac
  4.50% 15YR TBA............      2,350,000      2,290,148
  4.50% 30YR TBA............        500,000        471,953
  5.00% 30YR TBA............      7,400,000      7,212,687
  5.50% 15YR TBA............      2,000,000      2,012,813
  6.00% 30YR TBA............      9,700,000      9,819,734
  6.50% 15YR TBA............      1,500,000      1,544,063
Ginnie Mae
  5.00% 30YR TBA............      1,050,000      1,031,297
  5.50% 30YR TBA............      1,950,000      1,953,961
  6.00% 30YR TBA............      1,500,000      1,522,266
  6.50% 30YR TBA............      1,000,000      1,024,531
                                              ------------
TOTAL U.S. AGENCY MBS TBAS --
  (Cost $53,799,680)........                    54,642,328
                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.5%
Fannie Mae
  5.00%, 02/16/2012 (a).....      1,248,000      1,301,720
  5.00%, 05/11/2017.........        865,000        884,331
  7.13%, 01/15/2030 (a).....        585,000        744,337
Federal Home Loan Bank
  5.13%, 08/14/2013.........      1,250,000      1,301,347
  5.38%, 08/19/2011 (a).....      2,205,000      2,312,920
Freddie Mac
  3.88%, 06/29/2011 (a).....      1,500,000      1,516,396
  4.13%, 07/12/2010.........      2,115,000      2,151,751
  4.50%, 01/15/2013 (a).....        780,000        798,506
  4.88%, 02/09/2010 (a).....      1,320,000      1,350,783
  5.00%, 04/18/2017 (a).....      1,248,000      1,274,870
Ginnie Mae
  5.50%, 08/15/2038.........         46,412         45,926
  5.50%, 08/15/2038.........        653,518        646,677
                                              ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $14,343,760)........                    14,329,564
                                              ------------
U.S. TREASURY OBLIGATIONS -- 24.6%
Treasury Bonds
  4.50%, 02/15/2036 (a).....      1,307,000      1,340,328
  5.50%, 08/15/2028 (a).....      1,605,000      1,826,634
  8.88%, 08/15/2017 (a).....      2,383,000      3,259,110
Treasury Notes
  2.75%, 07/31/2010 (a).....      1,960,000      1,991,007
  3.38%, 06/30/2013 (a).....      5,000,000      5,103,901
  3.63%, 10/31/2009 (a).....      4,000,000      4,069,560
  3.88%, 05/15/2018 (a).....      2,395,000      2,408,915
  4.00%, 04/15/2010 (a).....      3,513,000      3,629,175
  4.13%, 05/15/2015 (a).....      1,540,000      1,623,545
  4.50%, 04/30/2012 (a).....      5,778,000      6,159,926
  4.75%, 08/15/2017 (a).....      1,995,000      2,136,267
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $33,116,856)........                    33,548,368
                                              ------------
SHORT TERM INVESTMENTS -- 60.8%
COMMERCIAL PAPER -- 40.3% (e)
Atlantis One Funding Corp.
  4.25%, 10/28/2008 (c)(f)..      6,000,000      5,980,875
Bryant Park Funding LLC
  2.94%, 10/20/2008 (c)(f)..     11,000,000     10,983,454
Nieuw Amsterdam Receivables
  Corp.
  2.73%, 10/14/2008 (c)(f)..     21,000,000     20,979,904
Surrey Funding Corp.
  2.71%, 10/10/2008 (c)(f)..     17,000,000     16,988,865
                                              ------------
                                                54,933,098
                                              ------------
MONEY MARKET FUNDS -- 20.5%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (g)(h)....................      1,459,006      1,459,006
State Street Navigator
  Securities Lending Prime
  Portfolio (h)(i)..........     26,382,369     26,382,369
                                              ------------
                                                27,841,375
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $82,774,473)........                    82,774,473
                                              ------------
TOTAL INVESTMENTS -- 160.3%
  (Cost $220,128,024).......                   218,346,291
OTHER ASSETS AND
  LIABILITIES -- (60.3)%....                   (82,151,006)
                                              ------------
NET ASSETS -- 100.0%........                   136,195,285
                                              ============



(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Variable-rate security. Rate shown is as of September 30, 2008.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 40.78% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2008. Maturity date disclosed is the ultimate maturity.
(e) Rate shown is annualized yield at time of purchase; not coupon rate.
(f) Security or a portion of the security has been designated as collateral for TBA securities.
(g) The rate shown is the annualized seven-day yield at period end.
(h) Affiliated Fund managed by SSgA Funds Management, Inc.
(i) Investments of cash collateral for securities loaned.

TBA = To Be Announced

SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT           VALUE
--------------------            --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 92.5%
AUSTRALIA -- 1.6%
Commonwealth of Australia
  5.25%, 08/15/2010.......      $    1,279,000   $  1,011,398
  6.00%, 02/15/2017.......           6,765,000      5,569,374
  6.50%, 05/15/2013.......           8,500,000      7,061,297
                                                 ------------
                                                   13,642,069
                                                 ------------
AUSTRIA -- 3.4%
Republic of Austria
  3.80%, 10/20/2013 (a)...           7,590,000     10,534,959
  4.65%, 01/15/2018.......           7,650,000     10,987,350
  6.25%, 07/15/2027.......           5,160,000      8,541,037
                                                 ------------
                                                   30,063,346
                                                 ------------
BELGIUM -- 4.6%
Kingdom of Belgium
  5.00%, 09/28/2012.......          14,350,000     20,728,779
  5.00%, 03/28/2035.......           4,250,000      6,029,162
  5.50%, 09/28/2017.......           8,750,000     13,149,563
                                                 ------------
                                                   39,907,504
                                                 ------------
CANADA -- 3.2%
Government of Canada
  2.75%, 12/01/2010.......             280,000        263,330
  4.00%, 06/01/2016.......           8,660,000      8,384,121
  5.25%, 06/01/2012.......           8,500,000      8,592,979
  5.75%, 06/01/2029 (b)...           9,350,000     10,565,711
                                                 ------------
                                                   27,806,141
                                                 ------------
DENMARK -- 2.5%
Kingdom of Denmark
  4.00%, 11/15/2017.......          12,450,000      2,281,042
  5.00%, 11/15/2013.......          96,900,000     18,926,530
  6.00%, 11/15/2009.......           1,500,000        288,415
                                                 ------------
                                                   21,495,987
                                                 ------------
FRANCE -- 4.3%
Republic of France
  4.00%, 04/25/2013.......           4,075,000      5,712,273
  5.50%, 10/25/2010.......          15,620,000     22,717,774
  5.75%, 10/25/2032.......           5,950,000      9,491,303
                                                 ------------
                                                   37,921,350
                                                 ------------
GERMANY -- 12.1%
Federal Republic of
  Germany
  3.50%, 10/09/2009.......          19,520,000     27,453,046
  4.00%, 01/04/2037.......           5,690,000      7,232,537
  4.25%, 07/04/2017.......          22,245,000     31,824,191
  4.50%, 01/04/2013.......           8,950,000     12,912,185
  5.25%, 01/04/2011.......           9,650,000     14,045,290
  5.63%, 01/04/2028.......           7,650,000     12,041,813
                                                 ------------
                                                  105,509,062
                                                 ------------
GREECE -- 4.0%
Republic of Greece
  3.70%, 07/20/2015.......          26,060,000     34,497,093
  4.50%, 09/20/2037.......             300,000        366,685
                                                 ------------
                                                   34,863,778
                                                 ------------
ITALY -- 11.9%
Republic of Italy
  3.00%, 01/15/2010.......          20,580,000     28,623,250
  4.00%, 02/01/2037.......          12,700,000     14,642,299
  4.75%, 02/01/2013.......          10,735,000     15,267,708
  5.25%, 08/01/2017.......          18,910,000     27,616,445
  6.50%, 11/01/2027.......          10,625,000     17,322,015
                                                 ------------
                                                  103,471,717
                                                 ------------
JAPAN -- 21.8%
Government of Japan 5 Year
  Bond
  0.60%, 09/20/2010.......         940,000,000      8,824,817
  1.50%, 03/20/2011.......       2,825,000,000     27,048,554
Government of Japan 10
  Year Bond
  1.30%, 06/20/2012.......       4,435,000,000     42,297,948
  1.50%, 09/20/2014.......       5,374,000,000     51,757,343
Government of Japan 20
  Year Bond
  2.30%, 06/20/2027.......       1,980,000,000     19,271,061
  2.60%, 03/20/2019.......       1,400,000,000     14,613,249
  2.90%, 09/20/2019.......       1,825,000,000     19,403,172
Government of Japan 30
  Year Bond
  2.40%, 03/20/2037.......         780,000,000      7,494,590
                                                 ------------
                                                  190,710,734
                                                 ------------
MEXICO -- 2.6%
United Mexican States
  9.00%, 12/24/2009.......          72,700,000      6,681,514
  9.00%, 12/20/2012.......         104,200,000      9,706,075
  10.00%, 12/05/2024......          63,100,000      6,518,411
                                                 ------------
                                                   22,906,000
                                                 ------------
NETHERLANDS -- 4.1%
Kingdom of the Netherlands
  3.75%, 07/15/2014.......          15,975,000     22,054,454
  4.50%, 07/15/2017.......           7,000,000      9,978,565
  5.50%, 01/15/2028.......           2,550,000      3,923,281
                                                 ------------
                                                   35,956,300
                                                 ------------
POLAND -- 2.7%
Republic of Poland
  4.25%, 05/24/2011.......          22,960,000      9,097,200
  5.25%, 10/25/2017.......           1,700,000        676,467
  6.25%, 10/24/2015.......          32,140,000     13,568,871
                                                 ------------
                                                   23,342,538
                                                 ------------
SOUTH AFRICA -- 2.1%
Republic of South Africa
  10.50%, 12/21/2026......          11,700,000      1,658,718
  13.50%, 09/15/2015......         109,400,000     16,338,030
                                                 ------------
                                                   17,996,748
                                                 ------------
SPAIN -- 4.4%
Kingdom of Spain
  3.15%, 01/31/2016.......          10,625,000     13,753,738
  3.25%, 07/30/2010.......           9,940,000     13,788,394
  4.20%, 01/31/2037.......           3,980,000      4,936,474
  6.15%, 01/31/2013.......           4,250,000      6,170,945
                                                 ------------
                                                   38,649,551
                                                 ------------

SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT           VALUE
--------------------            --------------   ------------
SWEDEN -- 2.4%
Kingdom of Sweden
  3.75%, 08/12/2017.......      $   90,400,000   $ 12,892,153
  5.50%, 10/08/2012.......          50,560,000      7,712,979
                                                 ------------
                                                   20,605,132
                                                 ------------
TAIWAN -- 0.2%
Government of Taiwan
  2.38%, 09/21/2017.......          50,000,000      1,583,210
                                                 ------------
UNITED KINGDOM -- 4.6%
United Kingdom Treasury
  Bond
  4.75%, 09/07/2015.......           5,525,000     10,101,911
  4.75%, 12/07/2038.......           5,210,000      9,668,699
  5.00%, 03/07/2012.......           1,620,000      2,967,783
  5.00%, 03/07/2025.......           7,040,000     12,951,494
  5.75%, 12/07/2009.......           2,655,000      4,835,567
                                                 ------------
                                                   40,525,454
                                                 ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $853,234,436).....                        806,956,621
                                                 ------------




                                    SHARES
                                  ----------
SHORT TERM INVESTMENTS -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (c)(d)....................      36,042,814     36,042,814
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........       5,620,865      5,620,865
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,663,679)........                     41,663,679
                                               ------------
TOTAL INVESTMENTS -- 97.3%
  (Cost $894,898,115).......                    848,620,300
OTHER ASSETS AND
  LIABILITIES -- 2.7%.......                     23,900,274
                                               ------------
NET ASSETS -- 100.0%........                   $872,520,574
                                               ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.21% of net assets as of September 30, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.


At September 30, 2008, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

                                                                     NET UNREALIZED
                     CONTACTS TO         VALUE AT       IN EXCHANGE   APPRECIATION/
 SETTLEMENT DATE       DELIVER      SEPTEMBER 30, 2008   FOR U.S.$   (DEPRECIATION)
 ---------------     -----------    ------------------  -----------  --------------
    12/5/2008         500,000  EUR      $   704,592     $   733,800     $ (29,208)
    12/5/2008      40,000,000  JPY          380,279         366,569        13,710
    12/5/2008     700,000,000  TWD       21,773,234      22,151,898      (378,664)
    12/5/2008      25,000,000  TWD          777,616         786,659        (9,043)
    12/5/2008       5,200,000  ZAR          619,339         628,931        (9,592)
                                                                        ---------
                                                                        $(412,797)
                                                                        =========



EUR  -- Euro
JPY  -- Japense Yen
TWD -- Taiwan Dollar
U.S.$ -- United States Dollar
ZAR  -- South African Rand

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
CORPORATE BONDS & NOTES -- 95.6%
AEROSPACE & DEFENSE -- 0.6%
BE Aerospace, Inc.
  8.50%, 07/01/2018.........    $ 3,000,000   $  2,910,000
                                              ------------
AUTO COMPONENTS -- 0.5%
TRW Automotive, Inc.
  7.25%, 03/15/2017 (a).....      3,250,000      2,567,500
                                              ------------
BEVERAGES -- 0.8%
Constellation Brands, Inc.
  7.25%, 09/01/2016.........      4,000,000      3,680,000
                                              ------------
BUILDING PRODUCTS -- 2.0%
Nortek, Inc.
  10.00%, 12/01/2013 (a)....      4,000,000      3,520,000
Owens Corning, Inc.
  6.50%, 12/01/2016.........      3,050,000      2,698,985
Ply Gem Industries, Inc.
  11.75%, 06/15/2013 (a)....      4,000,000      3,440,000
                                              ------------
                                                 9,658,985
                                              ------------
CHEMICALS -- 1.8%
Hexion U.S. Finance Corp.
  9.75%, 11/15/2014.........      3,000,000      2,370,000
Ineos Group Holdings PLC
  8.50%, 02/15/2016 (a).....      3,300,000      1,782,000
LyondellBasell Industries AF
  S.C.A.
  8.38%, 08/15/2015 (a).....      2,750,000      1,292,500
Momentive Performance
  Materials, Inc.
  9.75%, 12/01/2014 (b).....      4,450,000      3,515,500
                                              ------------
                                                 8,960,000
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.8%
Aleris International, Inc.
  9.00%, 12/15/2014.........      3,500,000      2,135,000
Allied Waste North America,
  Inc.
  6.88%, 06/01/2017.........      4,200,000      3,906,000
ARAMARK Corp.
  8.50%, 02/01/2015.........      6,300,000      5,922,000
Hertz Corp.
  8.88%, 01/01/2014.........      9,150,000      7,891,875
Servicemaster Co. PIK
  10.75%, 07/15/2015 (a)....      5,500,000      3,657,500
                                              ------------
                                                23,512,375
                                              ------------
COMPUTERS & PERIPHERALS -- 1.3%
Ceridian Corp.
  11.25%, 11/15/2015 (a)....      3,600,000      2,970,000
Seagate Technology HDD
  Holdings
  6.80%, 10/01/2016.........      3,750,000      3,281,250
                                              ------------
                                                 6,251,250
                                              ------------
CONTAINERS & PACKAGING -- 1.2%
Crown Americas, LCC
  7.75%, 11/15/2015.........      3,000,000      2,925,000
Smurfit-Stone Container
  Enterprises, Inc.
  8.00%, 03/15/2017.........      4,000,000      3,120,000
                                              ------------
                                                 6,045,000
                                              ------------
CREDIT-LINKED TRUST CERTIFICATE -- 3.3%
CDX North America High Yield
  8.88%, 06/29/2013 (a).....     18,000,000     16,110,000
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
RSC Equipment Rental, Inc.
  9.50%, 12/01/2014.........      3,500,000      2,651,250
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
Ford Motor Credit Co. LLC
  9.75%, 09/15/2010.........      7,675,000      5,503,612
GMAC LLC
  6.63%, 05/15/2012.........      4,050,000      1,714,640
Nuveen Investments, Inc.
  10.50%, 11/15/2015 (a)....      4,750,000      3,657,500
Petroplus Finance, Ltd.
  7.00%, 05/01/2017 (a).....      2,000,000      1,660,000
Residential Capital LLC
  9.63%, 05/15/2015 (a).....      5,800,000      1,392,000
Sabic Innovative Plastics
  9.50%, 08/15/2015 (a).....      1,250,000      1,387,500
                                              ------------
                                                15,315,252
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.9%
Cricket Communications, Inc.
  9.38%, 11/01/2014.........      3,450,000      3,208,500
Intelsat Bermuda, Ltd.
  11.25%, 06/15/2016........     12,500,000     12,156,250
Level 3 Financing, Inc.
  9.25%, 11/01/2014.........      6,300,000      4,756,500
MetroPCS Wireless, Inc.
  9.25%, 11/01/2014.........      7,450,000      6,965,750
West Corp.
  9.50%, 10/15/2014 (a).....      3,500,000      2,677,500
Windstream Corp.
  8.63%, 08/01/2016.........      9,150,000      8,440,875
                                              ------------
                                                38,205,375
                                              ------------
ELECTRIC UTILITIES -- 9.3%
Aes Corp.
  8.00%, 10/15/2017.........      7,300,000      6,588,250
Edison Mission Energy
  7.00%, 05/15/2017.........      5,800,000      5,220,000
Mirant North America LLC
  7.38%, 12/31/2013.........      4,500,000      4,230,000
NRG Energy, Inc.
  7.38%, 02/01/2016.........     12,500,000     11,250,000
Reliant Energy, Inc.
  7.88%, 06/15/2017.........      4,450,000      3,293,000
Texas Competitive Electric
  Holdings Co. LLC
  10.25%, 11/01/2015 (a)....     16,000,000     14,440,000
                                              ------------
                                                45,021,250
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015.........      6,050,000      3,115,750
RBS Global, Inc. and Rexnord
  Corp.
  9.50%, 08/01/2014.........      3,950,000      3,713,000
Sanmina-SCI Corp.
  8.13%, 03/01/2016.........      3,000,000      2,550,000
                                              ------------
                                                 9,378,750
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.7%
Complete Production
  Services, Inc.
  8.00%, 12/15/2016.........      3,500,000      3,325,000
                                              ------------

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
FOOD PRODUCTS -- 0.8%
Tyson Foods, Inc.
  7.35%, 04/01/2016 (b).....    $ 4,500,000   $  3,712,500
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Bausch & Lomb, Inc.
  9.88%, 11/01/2015 (a).....      3,000,000      2,850,000
Biomet, Inc.
  11.63%, 10/15/2017........      5,200,000      5,226,000
Boston Scientific Corp.
  6.40%, 06/15/2016.........      3,000,000      2,850,000
VWR Funding, Inc., Series B
  PIK
  10.25%, 07/15/2015........      3,500,000      3,062,500
                                              ------------
                                                13,988,500
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 6.4%
Community Health Systems,
  Inc.
  8.88%, 07/15/2015.........     15,600,000     14,820,000
HCA, Inc.
  9.25%, 11/15/2016.........     16,850,000     16,386,625
                                              ------------
                                                31,206,625
                                              ------------
HOME BUILDERS -- 0.6%
K Hovnanian Enterprises,
  Inc.
  11.50%, 05/01/2013 (a)....      3,000,000      2,940,000
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 3.3%
Fontainebleau Las Vegas
  Holdings LLC
  10.25%, 06/15/2015 (a)....      2,500,000        700,000
Harrah's Operating Co., Inc.
  10.75%, 02/01/2016 (a)....     25,250,000     12,877,500
MGM Mirage, Inc.
  6.63%, 07/15/2015.........      2,750,000      1,911,250
  7.63%, 01/15/2017.........      1,000,000        720,000
                                              ------------
                                                16,208,750
                                              ------------
HOUSEHOLD DURABLES -- 0.5%
Jarden Corp.
  7.50%, 05/01/2017.........      3,000,000      2,497,500
                                              ------------
MACHINERY -- 0.8%
Terex Corp.
  8.00%, 11/15/2017.........      4,050,000      3,685,500
                                              ------------
MEDIA -- 10.6%
CCH I LLC
  11.00%, 10/01/2015........     16,350,000     10,791,000
Clear Channel
  Communications, Inc.
  5.75%, 01/15/2013.........      2,000,000        890,000
  6.25%, 03/15/2011.........      1,000,000        645,000
DIRECTV Holdings LLC
  6.38%, 06/15/2015.........      3,750,000      3,300,000
  7.63%, 05/15/2016 (a).....      4,000,000      3,620,000
Echostar DBS Corp.
  7.13%, 02/01/2016.........      8,100,000      6,500,250
Idearc, Inc.
  8.00%, 11/15/2016.........     13,550,000      3,692,375
Nielsen Finance LLC/Nielsen
  Finance Co.
  10.00%, 08/01/2014........      4,750,000      4,512,500
Quebecor Media, Inc.
  7.75%, 03/15/2016.........      3,500,000      3,062,500
RH Donnelley Corp.
  8.88%, 10/15/2017.........      6,050,000      2,057,000
The Reader's Digest
  Association, Inc.
  9.00%, 02/15/2017.........      2,000,000      1,130,000
TL Acquisitions, Inc.
  10.50%, 01/15/2015 (a)....      6,400,000      5,056,000
Univision Communications,
  Inc.
  9.75%, 03/15/2015 (a).....    $ 7,850,000      3,650,250
XM Satellite Radio, Inc.
  13.00%, 08/01/2013 (a)....      4,000,000      2,360,000
                                              ------------
                                                51,266,875
                                              ------------
METALS & MINING -- 3.7%
FMG Finance Property, Ltd.
  10.63%, 09/01/2016 (a)....      5,900,000      5,782,000
Novelis, Inc.
  7.25%, 02/15/2015 (b).....      6,500,000      5,655,000
Steel Dynamics, Inc.
  7.38%, 11/01/2012.........      4,000,000      3,660,000
Vedanta Resources PLC
  9.50%, 07/18/2018 (a).....      3,500,000      2,971,150
                                              ------------
                                                18,068,150
                                              ------------
MULTILINE RETAIL -- 2.2%
Dollar General Corp.
  10.63%, 07/15/2015........      5,800,000      5,713,000
Neiman-Marcus Group, Inc.
  9.00%, 10/15/2015.........      3,000,000      2,512,500
Rite Aid Corp.
  9.50%, 06/15/2017.........      4,200,000      2,205,000
                                              ------------
                                                10,430,500
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 14.7%
Chesapeake Energy Corp.
  6.50%, 08/15/2017.........      4,300,000      3,762,500
Citic Resources Finance,
  Ltd.
  6.75%, 05/15/2014 (a).....      4,500,000      3,420,000
Connacher Oil and Gas, Ltd.
  10.25%, 12/15/2015 (a)....      3,000,000      2,880,000
Dynegy Holdings, Inc.
  7.75%, 06/01/2019.........      6,000,000      4,800,000
El Paso Corp.
  7.00%, 06/15/2017.........      5,250,000      4,690,156
Energy XXI Gulf Coast, Inc.
  10.00%, 06/15/2013........      3,000,000      2,250,000
Enterprise Products
  Operating LP
  7.03%, 01/15/2068 (c).....      3,000,000      2,418,690
Forest Oil Corp.
  7.25%, 06/15/2019.........      3,950,000      3,377,250
Hilcorp Energy I LP /
  Hilcorp Finance Co.
  7.75%, 11/01/2015 (a).....      3,000,000      2,580,000
Kinder Morgan Finance Co.
  ULC
  5.70%, 01/05/2016.........      4,600,000      3,956,000
Massey Energy Co.
  6.88%, 12/15/2013.........      4,300,000      3,891,500
Newfield Exploration, Co.
  7.13%, 05/15/2018.........      3,500,000      3,045,000
OPTI Canada, Inc.
  8.25%, 12/15/2014.........      5,300,000      4,743,500
Peabody Energy Corp.
  7.38%, 11/01/2016.........      4,000,000      3,840,000
PetroHawk Energy Corp.
  7.88%, 06/01/2015 (a).....      3,750,000      3,262,500

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            -----------   ------------
Plains Exploration &
  Production, Co.
  7.75%, 06/15/2015.........    $ 2,750,000   $  2,530,000
Sabine Pass LNG LP
  7.50%, 11/30/2016.........      7,800,000      6,084,000
SandRidge Energy, Inc.
  8.00%, 06/01/2018 (a).....      4,000,000      3,440,000
Southwestern Energy, Co.
  7.50%, 02/01/2018 (a).....      3,500,000      3,395,000
Williams Partners
  LP/Williams Partners
  Finance Corp.
  7.25%, 02/01/2017.........      3,500,000      3,255,000
                                              ------------
                                                71,621,096
                                              ------------
PAPER & FOREST PRODUCTS -- 0.8%
Georgia-Pacific LLC
  7.13%, 01/15/2017 (a).....      4,425,000      3,949,312
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
Host Hotels & Resorts LP
  6.75%, 06/01/2016.........      3,950,000      3,229,125
Rouse Co. LP/TRC Co.-Issuer,
  Inc.
  6.75%, 05/01/2013 (a).....      3,500,000      2,380,000
                                              ------------
                                                 5,609,125
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
Realogy Corp.
  10.50%, 04/15/2014........      8,400,000      3,696,000
                                              ------------
SEMICONDUCTORS -- 1.7%
Freescale Semiconductor,
  Inc.
  8.88%, 12/15/2014.........     12,250,000      8,452,500
                                              ------------
SOFTWARE -- 1.9%
First Data Corp.
  9.88%, 09/24/2015 (a).....     11,650,000      9,145,250
                                              ------------
SPECIALTY RETAIL -- 0.4%
Michaels Stores, Inc.
  10.00%, 11/01/2014........      3,250,000      2,047,500
                                              ------------
TELECOMMUNICATIONS -- 2.5%
Nextel Communications, Inc.,
  Series D
  7.38%, 08/01/2015.........     12,000,000      7,920,000
Nortel Networks, Ltd.
  10.75%, 07/15/2016 (a)....      3,000,000      1,837,500
Telesat Canada
  11.00%, 11/01/2015 (a)....      3,000,000      2,400,000
                                              ------------
                                                12,157,500
                                              ------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $543,352,475).......                   464,275,170
                                              ------------




                                     SHARES
                                   ---------
SHORT TERM INVESTMENTS -- 2.0%
MONEY MARKET FUND -- 2.0%
State Street Institutional
  Liquid Reserves Fund 2.41%
  (d)(e)
  (Cost $9,744,608)..........      9,744,608      9,744,608
                                               ------------
TOTAL INVESTMENTS -- 97.6%
  (Cost $553,097,083)........                   474,019,778
OTHER ASSETS AND
  LIABILITIES -- 2.4%........                    11,827,862
                                               ------------
NET ASSETS -- 100.0%.........                  $485,847,640
                                               ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 29.24% of net assets as of September 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed as of September 30, 2008. Maturity date indicated represents the instrument's ultimate maturity date.
(c) Variable-rate security. Rate shown as of September 30, 2008.
(d) Rate shown is the annualized 7 day yield at period end.
(e) Affiliated Fund managed by SSgA Funds Management, Inc.

PIK = Payment in Kind

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT           VALUE
--------------------           --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 99.3%
AUSTRALIA -- 2.8%
Commonwealth of Australia
  4.00%, 08/20/2015........    $    6,912,208   $  6,081,824
  4.00%, 08/20/2020........         1,240,740      1,174,383
                                                ------------
                                                   7,256,207
                                                ------------
BRAZIL -- 5.1%
Federal Republic of Brazil
  6.00%, 11/15/2009........           734,357        367,328
  6.00%, 08/15/2012........         5,414,775      2,506,658
  6.00%, 05/15/2015........         6,334,932      2,836,407
  6.00%, 05/15/2017........        11,616,991      5,073,742
  6.00%, 08/15/2024........         1,486,412        667,230
  6.00%, 05/15/2035........         3,777,955      1,632,032
                                                ------------
                                                  13,083,397
                                                ------------
CANADA -- 4.6%
Government of Canada
  2.00%, 12/01/2041........           520,535        485,911
  3.00%, 12/01/2036........         2,490,169      2,819,475
  4.00%, 12/01/2031........         2,154,002      2,733,832
  4.25%, 12/01/2021........         1,519,155      1,796,924
  4.25%, 12/01/2026 (a)....         3,164,088      3,932,492
                                                ------------
                                                  11,768,634
                                                ------------
CHILE -- 3.6%
Republic of Chile
  3.00%, 05/01/2017........     1,637,090,520      2,889,891
  3.00%, 01/01/2018........       881,510,280      1,553,072
  5.00%, 09/01/2010........       965,463,640      1,816,795
  5.00%, 01/01/2016........     1,427,207,120      2,880,616
                                                ------------
                                                   9,140,374
                                                ------------
FRANCE -- 17.9%
Republic of France
  1.00%, 07/25/2017........           363,001        462,210
  1.25%, 07/25/2010........         3,524,885      4,899,738
  1.60%, 07/25/2011........         4,216,908      5,878,264
  1.60%, 07/25/2015........         4,753,144      6,452,642
  1.80%, 07/25/2040........         2,096,206      2,638,510
  2.25%, 07/25/2020........         2,684,664      3,746,879
  2.50%, 07/25/2013........         2,249,040      3,233,575
  3.00%, 07/25/2012........         6,539,240      9,574,804
  3.15%, 07/25/2032........         3,977,292      6,413,536
  3.40%, 07/25/2029........         1,563,381      2,548,242
                                                ------------
                                                  45,848,400
                                                ------------
GERMANY -- 4.8%
Federal Republic of Germany
  1.50%, 04/15/2016........         5,146,259      6,966,510
  2.25%, 04/15/2013........         3,736,919      5,342,393
                                                ------------
                                                  12,308,903
                                                ------------
GREECE -- 4.0%
Republic of Greece
  2.30%, 07/25/2030........         3,927,740      4,954,323
  2.90%, 07/25/2025........         3,863,066      5,374,165
                                                ------------
                                                  10,328,488
                                                ------------
ISRAEL -- 5.1%
State of Israel
  4.00%, 07/30/2021........        15,903,278      4,723,405
  5.00%, 04/30/2015........        26,804,733      8,469,573
                                                ------------
                                                  13,192,978
                                                ------------
ITALY -- 4.8%
Republic of Italy
  0.95%, 09/15/2010........         2,270,919      3,107,230
  2.15%, 09/15/2014........         3,548,095      4,913,485
  2.35%, 09/15/2035........         1,237,678      1,616,167
  2.60%, 09/15/2023........         1,994,713      2,700,026
                                                ------------
                                                  12,336,908
                                                ------------
JAPAN -- 4.9%
Government of Japan
  1.00%, 06/10/2016........       471,960,000      4,203,251
  1.10%, 12/10/2016........       941,148,400      8,408,414
                                                ------------
                                                  12,611,665
                                                ------------
MEXICO -- 4.6%
United Mexican States
  3.50%, 12/19/2013........        42,765,805      3,886,487
  4.50%, 11/22/2035........        22,058,452      2,135,077
  5.00%, 06/16/2016........        59,997,129      5,861,451
                                                ------------
                                                  11,883,015
                                                ------------
POLAND -- 2.9%
Republic of Poland
  3.00%, 08/24/2016........        17,666,174      7,456,859
                                                ------------
SOUTH AFRICA -- 3.3%
Republic of South Africa
  3.45%, 12/07/2033........        22,827,210      3,121,672
  6.25%, 03/31/2013........        38,724,433      5,406,882
                                                ------------
                                                   8,528,554
                                                ------------
SOUTH KOREA -- 2.4%
Republic of South Korea
  2.75%, 03/10/2017........     8,032,240,152      6,140,341
                                                ------------
SWEDEN -- 4.4%
Kingdom of Sweden
  3.50%, 12/01/2015........        10,707,499      1,713,920
  4.00%, 12/01/2020........        54,236,659      9,605,530
                                                ------------
                                                  11,319,450
                                                ------------
TURKEY -- 2.9%
Republic of Turkey
  10.00%, 02/15/2012.......        10,011,107      7,326,576
                                                ------------
UNITED KINGDOM -- 18.9%
Government of the United
  Kingdom
  0.75%, 11/22/2047........           917,030      1,676,334
  1.13%, 11/22/2037........         1,873,445      3,617,638
  1.25%, 11/22/2017........         2,391,707      4,240,500
  1.25%, 11/22/2027........         1,115,650      2,037,639
  1.25%, 11/22/2055........         1,509,483      3,399,812
  1.88%, 11/22/2022........         2,084,485      3,987,687
  2.00%, 01/26/2035........           879,729      1,985,883
  2.50%, 08/23/2011........           639,785      1,152,026
  2.50%, 08/16/2013........         6,671,591     12,177,741
  2.50%, 07/26/2016........         3,346,842      6,383,661

SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT           VALUE
--------------------           --------------   ------------
  2.50%, 04/16/2020........    $    1,860,068   $  3,758,740
  4.13%, 07/22/2030........         1,401,096      3,983,659
                                                ------------
                                                  48,401,320
                                                ------------
URUGUAY -- 2.3%
Republic of Uruguay
  4.25%, 04/05/2027........       113,913,563      4,847,239
  5.00%, 09/14/2018........        24,098,114      1,121,352
                                                ------------
                                                   5,968,591
                                                ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $286,397,108)......                      254,900,660
                                                ------------

                                   SHARES
                               --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUNDS -- 0.6%
State Street Institutional
  Liquid Reserves Fund
  2.41% (b)(c).............           179,963        179,963
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........         1,330,002      1,330,002
                                                ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,509,965)........                        1,509,965
                                                ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $287,907,073)......                      256,410,625
OTHER ASSETS AND
  LIABILITIES -- 0.1%......                          168,282
                                                ------------
NET ASSETS -- 100.0%.......                     $256,578,907
                                                ============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective July 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

     - Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following table summarizes the inputs used in valuing the Funds' investments, as of September 30, 2008:

                                                               LEVEL 2 -         LEVEL 3 -
                                             LEVEL 1 -     OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST -- INVESTMENTS IN           QUOTED           OBSERVABLE      UNOBSERVABLE
SECURITIES                                    PRICES             INPUTS           INPUTS      TOTAL FAIR VALUE
-----------------------------------       --------------   -----------------   ------------   ----------------
SPDR DJ Wilshire Total Market ETF.......  $  122,471,450      $  1,070,595         $  --       $  123,542,045
SPDR DJ Wilshire Large Cap ETF..........       8,055,278            71,634            --            8,126,912
SPDR DJ Wilshire Large Cap Growth ETF...     260,113,807         1,129,920            --          261,243,727
SPDR DJ Wilshire Large Cap Value ETF....     103,548,255         1,079,137            --          104,627,392
SPDR DJ Wilshire Mid Cap ETF............      22,845,141            45,372            --           22,890,513

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               LEVEL 2 -         LEVEL 3 -
                                             LEVEL 1 -     OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST -- INVESTMENTS IN           QUOTED           OBSERVABLE      UNOBSERVABLE
SECURITIES                                    PRICES             INPUTS           INPUTS      TOTAL FAIR VALUE
-----------------------------------       --------------   -----------------   ------------   ----------------
SPDR DJ Wilshire Mid Cap Growth ETF.....      34,208,824            45,748            --           34,254,572
SPDR DJ Wilshire Mid Cap Value ETF......       9,498,881               100            --            9,498,981
SPDR DJ Wilshire Small Cap ETF..........      15,500,149            79,894            --           15,580,043
SPDR DJ Wilshire Small Cap Growth ETF...      84,464,064            65,554            --           84,529,618
SPDR DJ Wilshire Small Cap Value ETF....      91,683,034               100            --           91,683,134
SPDR DJ Global Titans ETF...............     125,334,963           485,494            --          125,820,457
SPDR DJ Wilshire REIT ETF...............   1,468,998,611        19,925,100            --        1,488,923,711
SPDR KBW Bank ETF.......................   1,110,063,532        17,192,443            --        1,127,255,975
SPDR KBW Capital Markets ETF............      75,118,916           620,116            --           75,739,032
SPDR KBW Insurance ETF..................      77,379,084               100            --           77,379,184
SPDR Morgan Stanley Technology ETF......     212,631,012           307,110            --          212,938,122
SPDR S&P Dividend ETF...................     285,436,659         3,812,136            --          289,248,795
SPDR S&P Biotech ETF....................     548,372,528           560,697            --          548,933,225
SPDR S&P Homebuilders ETF...............     820,281,863         3,833,175            --          824,115,038
SPDR S&P Metals & Mining ETF............     306,059,856         1,343,040            --          307,402,896
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................     165,192,639           304,834            --          165,497,473
SPDR S&P Oil & Gas Exploration &
  Production ETF........................     314,329,673           700,050            --          315,029,723
SPDR S&P Pharmaceuticals ETF............      17,306,140            96,911            --           17,403,051
SPDR S&P Retail ETF.....................     727,502,974         2,240,740            --          729,743,714
SPDR S&P Semiconductor ETF..............      21,369,189            73,432            --           21,442,621
SPDR KBW Regional Bank ETF..............     624,126,040         7,426,935            --          631,552,975
SPDR Lehman 1-3 Month T-Bill ETF........              --       651,958,070            --          651,958,070
SPDR Lehman Short Term Municipal Bond
  ETF...................................              --       189,624,506            --          189,624,506
SPDR Lehman Intermediate Term Treasury
  ETF...................................              --        66,843,988            --           66,843,988
SPDR Lehman Long Term Treasury ETF......              --        21,454,844            --           21,454,844
SPDR Barclays Capital TIPS ETF..........              --       135,852,479            --          135,852,479
SPDR Lehman California Municipal Bond
  ETF...................................              --        20,285,253            --           20,285,253
SPDR Lehman New York Municipal Bond
  ETF...................................              --        12,105,829            --           12,105,829
SPDR Lehman Municipal Bond ETF..........              --       258,421,203            --          258,421,203
SPDR Lehman Aggregate Bond ETF..........              --       191,963,922            --          191,963,922
SPDR Lehman International Treasury Bond
  ETF...................................              --       842,999,435            --          842,999,435
SPDR Lehman High Yield Bond ETF.........              --       474,019,778            --          474,019,778
SPDR DB International Government
  Inflation-Protected Bond ETF..........              --       255,080,623            --          255,080,623



                                                                     LEVEL 2 -         LEVEL 3 -
                                                LEVEL 1 -        OTHER SIGNIFICANT    SIGNIFICANT
SPDR SERIES TRUST -- OTHER FINANCIAL             QUOTED              OBSERVABLE      UNOBSERVABLE
INSTRUMENTS*                                     PRICES                INPUTS           INPUTS      TOTAL FAIR VALUE
------------------------------------      --------------------   -----------------   ------------   ----------------
SPDR Lehman International Treasury Bond
  ETF...................................                 --           (412,797)           --            (412,797)


--------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                      NUMBER OF SHARES    SHARES PURCHASED         SHARES SOLD       NUMBER OF       INCOME EARNED
                           HELD AT      FOR THE PERIOD ENDED  FOR THE PERIOD ENDED  SHARES HELD  FOR THE PERIOD ENDED
FUND                       6/30/08             9/30/08               9/30/08         AT 9/30/08         9/30/08
----                  ----------------  --------------------  --------------------  -----------  --------------------
SPDR DJ Wilshire
  Total Market ETF..         3,168                 472                    236           3,404          $    817
SPDR DJ Wilshire
  Large Cap ETF.....           307                  --                     --             307                74
SPDR DJ Wilshire
  Large Cap Growth
  ETF...............        18,221                  --                 18,221              --                --
SPDR DJ Wilshire
  Large Cap Value
  ETF...............            --               8,248                     --           8,248             1,980
SPDR KBW Bank ETF...       726,298             976,212              1,109,270         593,240           143,478
SPDR KBW Capital
  Markets ETF.......       154,087             313,774                384,726          83,135           554,293
                      REALIZED GAIN/(LOSS) ON
                         SHARES SOLD DURING     MARKET VALUE AT
                          THE PERIOD ENDED     THE PERIOD ENDED
FUND                          9/30/08               9/30/08
----                  -----------------------  ----------------
SPDR DJ Wilshire
  Total Market ETF..        $     4,391           $   193,619
SPDR DJ Wilshire
  Large Cap ETF.....                 --                17,462
SPDR DJ Wilshire
  Large Cap Growth
  ETF...............           (107,989)                   --
SPDR DJ Wilshire
  Large Cap Value
  ETF...............                 --               469,146
SPDR KBW Bank ETF...         (5,863,556)           33,743,491
SPDR KBW Capital
  Markets ETF.......         (1,947,955)            4,728,719


Each Fund may invest in the shares of certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund") and State Street Institutional Tax Free Money Market Fund ("Tax Free Money Market Fund"), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio, respectively, each a series of State Street Master Funds("Master Portfolio"). The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers in the accompanying Statements of Operations.

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                                    NUMBER OF SHARES    SHARES PURCHASED         SHARES SOLD       NUMBER OF       INCOME EARNED
                                         HELD AT      FOR THE PERIOD ENDED  FOR THE PERIOD ENDED  SHARES HELD  FOR THE PERIOD ENDED
FUND                                     6/30/08             9/30/08               9/30/08         AT 9/30/08         9/30/08
----                                ----------------  --------------------  --------------------  -----------  --------------------
SPDR DJ Wilshire Total Market
  ETF.............................      21,262,511          47,608,578            46,915,978       21,955,111       $   33,265
SPDR DJ Wilshire Large Cap ETF....       1,832,154           3,978,273             3,952,469        1,857,958            3,569
SPDR DJ Wilshire Large Cap Growth
  ETF.............................      20,052,330          50,540,158            41,130,868       29,461,620           25,728
SPDR DJ Wilshire Large Cap Value
  ETF.............................      12,921,394          60,674,879            54,973,183       18,623,090           25,940
SPDR DJ Wilshire Mid Cap ETF......       5,859,846           6,650,911             6,185,395        6,325,362           12,733
SPDR DJ Wilshire Mid Cap Growth
  ETF.............................      12,388,543          10,145,723            13,541,173        8,993,093           23,944
SPDR DJ Wilshire Mid Cap Value
  ETF.............................       2,862,416           2,416,563             2,541,709        2,737,270            5,225
SPDR DJ Wilshire Small Cap ETF....       3,968,716           3,405,971             2,854,069        4,520,618           10,541
SPDR DJ Wilshire Small Cap Growth
  ETF.............................      24,685,849          23,119,820            23,339,298       24,466,371           71,726
SPDR DJ Wilshire Small Cap Value
  ETF.............................      25,747,911          45,773,100            45,204,194       26,316,817           68,280
SPDR DJ Global Titans ETF.........       9,222,538          86,714,125            82,624,769       13,311,894           20,522
SPDR DJ Wilshire REIT ETF.........     125,989,046         412,954,074           325,492,937      213,450,183          164,661
SPDR KBW Bank ETF.................      99,463,820         344,040,600           283,441,090      160,063,330          600,196
SPDR KBW Capital Markets ETF......      26,491,439          99,006,004           116,566,629        8,930,814           39,055
SPDR KBW Insurance ETF............      10,865,370          68,304,921            72,586,757        6,583,534           21,517
SPDR Morgan Stanley Technology
  ETF.............................      19,361,762         125,888,234           112,012,855       33,237,141           29,714
SPDR S&P Dividend ETF.............      48,339,022         129,015,520           116,502,325       60,852,217           93,541
SPDR S&P Biotech ETF..............      72,559,744         175,548,344           130,660,375      117,447,713          172,026
SPDR S&P Homebuilders ETF.........     134,901,443         318,134,547           238,962,641      214,073,349        1,075,403
SPDR S&P Metals & Mining ETF......      94,876,401         196,953,494           214,649,565       77,180,330          172,228
SPDR S&P Oil & Gas Equipment &
  Services ETF....................      34,443,666          69,329,393            80,503,550       23,269,509           24,731
SPDR S&P Oil & Gas Exploration &
  Production ETF..................      38,608,950         116,940,223           105,922,309       49,626,864           48,044
SPDR S&P Pharmaceuticals ETF......       2,523,940          11,319,608             9,356,562        4,486,986            6,465
SPDR S&P Retail ETF...............      28,405,647         373,684,794           205,459,798      196,630,643          152,175

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                    NUMBER OF SHARES    SHARES PURCHASED         SHARES SOLD       NUMBER OF       INCOME EARNED
                                         HELD AT      FOR THE PERIOD ENDED  FOR THE PERIOD ENDED  SHARES HELD  FOR THE PERIOD ENDED
FUND                                     6/30/08             9/30/08               9/30/08         AT 9/30/08         9/30/08
----                                ----------------  --------------------  --------------------  -----------  --------------------
SPDR S&P Semiconductor ETF........      10,428,550          18,197,021            23,146,337        5,479,234       $   26,319
SPDR KBW Regional Bank ETF........     170,496,072         431,393,781           387,379,906      214,509,947        1,261,424
SPDR Lehman 1-3 Month T-Bill ETF..      73,495,181         272,920,211           342,478,192        3,937,200          162,929
SPDR Lehman Intermediate Term
  Treasury ETF....................      12,637,933          13,648,634             6,888,155       19,398,412           25,802
SPDR Lehman Long Term Treasury
  ETF.............................       3,014,608           8,052,673             4,760,991        6,306,290            5,298
SPDR Barclays Capital TIPS ETF....      26,647,080          55,879,585            42,740,360       39,786,305           48,334
SPDR Lehman Aggregate Bond ETF....      19,106,254          31,408,138            24,132,023       26,382,369           40,272
SPDR Lehman International Treasury
  Bond ETF........................              --          10,037,300             4,416,435        5,620,865            6,604
SPDR DB International Government
  Inflation-Protected Bond ETF....       1,449,068           1,718,994             1,838,060        1,330,002            2,860


The Funds listed below have invested in an affiliated company, State Street Institutional Liquid Reserves Fund. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                                  NUMBER OF SHARES    SHARES PURCHASED         SHARES SOLD         NUMBER OF
                                       HELD AT      FOR THE PERIOD ENDED  FOR THE PERIOD ENDED    SHARES HELD
FUND                                   6/30/08             9/30/08               9/30/08            9/30/08
----                              ----------------  --------------------  --------------------  --------------
SPDR Lehman 1-3 Month T-Bill
  ETF...........................          327,088          63,712,370            63,568,008            471,450
SPDR Lehman Intermediate Term
  Treasury ETF..................           89,760           1,483,373             1,424,541            148,592
SPDR Lehman Long Term Treasury
  ETF...........................              331             337,700               315,364             22,667
SPDR Barclays Capital TIPS ETF..           12,260           1,282,617             1,189,793            105,084
SPDR Lehman Aggregate Bond ETF..        3,112,372          26,194,890            27,848,256          1,459,006
SPDR Lehman International
  Treasury Bond ETF.............       18,968,224          51,319,974            34,245,384         36,042,814
SPDR Lehman High Yield Bond
  ETF...........................        6,684,245          96,210,966            93,150,603          9,744,608
SPDR DB International Government
  Inflation-Protected Bond ETF..           51,056          19,478,050            19,349,143            179,963
                                      INCOME EARNED
                                  FOR THE PERIOD ENDED
FUND                                     9/30/08
----                              --------------------
SPDR Lehman 1-3 Month T-Bill
  ETF...........................             2,760
SPDR Lehman Intermediate Term
  Treasury ETF..................             1,062
SPDR Lehman Long Term Treasury
  ETF...........................               333
SPDR Barclays Capital TIPS ETF..             1,256
SPDR Lehman Aggregate Bond ETF..            14,807
SPDR Lehman International
  Treasury Bond ETF.............           159,556
SPDR Lehman High Yield Bond
  ETF...........................            57,302
SPDR DB International Government
  Inflation-Protected Bond ETF..             5,145


The Funds listed below have invested in an affiliated company, State Street Institutional Tax Free Money Market Fund. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                                  NUMBER OF SHARES    SHARES PURCHASED         SHARES SOLD         NUMBER OF
                                       HELD AT      FOR THE PERIOD ENDED  FOR THE PERIOD ENDED    SHARES HELD
FUND                                   6/30/08             9/30/08               9/30/08            9/30/08
----                              ----------------  --------------------  --------------------  --------------
SPDR Lehman Short Term Municipal
  Bond ETF......................        6,086,569          60,896,892            55,450,644         11,532,817
SPDR Lehman California Municipal
  ETF...........................           43,702           4,240,662             3,975,720            308,644
SPDR Lehman New York Municipal
  ETF...........................          283,700           1,867,828             1,789,750            361,778
SPDR Lehman Municipal Bond ETF..          612,570          25,833,940            20,820,022          5,626,488
                                      INCOME EARNED
                                  FOR THE PERIOD ENDED
FUND                                     9/30/08
----                              --------------------
SPDR Lehman Short Term Municipal
  Bond ETF......................            32,138
SPDR Lehman California Municipal
  ETF...........................             1,635
SPDR Lehman New York Municipal
  ETF...........................             1,712
SPDR Lehman Municipal Bond ETF..            21,963

SPDR SERIES TRUST
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2008 were as follows:

                                                                GROSS          GROSS      NET UNREALIZED
                                                             UNREALIZED     UNREALIZED     APPRECIATION
                                          IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ---------------   ------------   ------------   --------------
SPDR DJ Wilshire Total Market ETF.......   $  153,452,452    $15,780,109   $ 23,735,405    $  (7,955,296)
SPDR DJ Wilshire Large Cap ETF..........       11,755,303        187,827      1,958,260       (1,770,433)
SPDR DJ Wilshire Large Cap Growth ETF...      321,777,186     12,244,987     43,316,826      (31,071,839)
SPDR DJ Wilshire Large Cap Value ETF....      142,805,076      4,424,049     23,978,643      (19,554,594)
SPDR DJ Wilshire Mid Cap ETF............       32,975,929        521,117      4,281,171       (3,760,054)
SPDR DJ Wilshire Mid Cap Growth ETF.....       50,936,079        584,694      8,273,108       (7,688,414)
SPDR DJ Wilshire Mid Cap Value ETF......       14,283,550        128,792      2,176,091       (2,047,299)
SPDR DJ Wilshire Small Cap ETF..........       23,594,537        442,052      3,935,929       (3,493,877)
SPDR DJ Wilshire Small Cap Growth ETF...      132,785,269      2,385,712     26,174,992      (23,789,280)
SPDR DJ Wilshire Small Cap Value ETF....      138,461,299      2,445,697     22,907,045      (20,461,348)
SPDR DJ Global Titans ETF...............      156,458,559      6,747,594     24,073,802      (17,326,208)
SPDR DJ Wilshire REIT ETF...............    1,873,332,485     65,067,729    236,026,320     (170,958,591)
SPDR KBW Bank ETF.......................    1,387,764,677     47,535,448    147,980,820     (100,445,372)
SPDR KBW Capital Markets ETF............      124,450,686        289,978     40,070,818      (39,780,840)
SPDR KBW Insurance ETF..................       89,395,631      1,517,184      6,950,097       (5,432,913)
SPDR Morgan Stanley Technology ETF......      308,063,564      5,513,305     67,401,606      (61,888,301)
SPDR S&P Dividend ETF...................      373,668,266     10,302,038     33,869,292      (23,567,254)
SPDR S&P Biotech ETF....................      698,465,387     20,687,232     52,771,681      (32,084,449)
SPDR S&P Homebuilders ETF...............    1,048,818,341     18,385,353     29,015,307      (10,629,954)
SPDR S&P Metals & Mining ETF............      599,698,987             --    215,115,761     (215,115,761)
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................      238,913,679             --     50,146,697      (50,146,697)
SPDR S&P Oil & Gas Exploration &
  Production ETF........................      471,628,219             --    106,971,632     (106,971,632)
SPDR S&P Pharmaceuticals ETF............       22,428,014        821,461      1,359,438         (537,977)
SPDR S&P Retail ETF.....................    1,005,049,500      1,019,434     79,694,577      (78,675,143)
SPDR S&P Semiconductor ETF..............       40,587,919         67,023     13,733,087      (13,666,064)
SPDR KBW S&P Regional Banking ETF.......      941,879,780      3,805,867     99,622,725      (95,816,858)
SPDR Lehman 1-3 Month T-Bill ETF........      655,661,498        233,772             --          233,772
SPDR Lehman Short Term Municipal Bond
  ETF...................................      191,282,787        213,131      1,871,412       (1,658,281)
SPDR Lehman Intermediate Term Treasury
  ETF...................................       86,208,518        166,401        132,519           33,882
SPDR Lehman Long Term Treasury ETF......       27,904,360          6,942        150,168         (143,226)
SPDR Barclay Capital TIPS ETF...........      182,491,403             --      6,852,619       (6,852,619)
SPDR Lehman California Municipal Bond
  ETF...................................       21,689,060         13,651      1,417,458       (1,403,807)
SPDR Lehman New York Municipal Bond
  ETF...................................       12,931,675         11,091        836,937         (825,846)
SPDR Lehman Municipal Bond ETF..........      273,509,719         59,485     15,148,001      (15,088,516)
SPDR Lehman Aggregate Bond ETF..........      220,128,024      1,381,024      3,162,757       (1,781,733)
SPDR Lehman International Treasury Bond
  ETF...................................      894,898,115      2,280,715     48,558,530      (46,277,815)
SPDR Lehman High Yield Bond ETF.........      553,097,083        170,892     79,248,197      (79,077,305)
SPDR DB International Government
  Inflation-Protected Bond ETF..........      287,907,073             --     31,496,448      (31,496,448)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     --------------------
     Gary L. French
     Treasurer


Date: November 24, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     --------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     --------------------
     Gary L. French
     Treasurer


Date: November 24, 2008